UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

Chris W. Festog

Chairman of the Board, President, Chief Executive Officer and Principal Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2022

Annual Reports of Mutual of America

Investment Corporation Funds

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the “Investment Company”) Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the year ended December 31, 2022.

Following a year of post-pandemic stimulus and economic recovery, 2022 was characterized by volatility across financial markets and persistently high inflation.

Key factors driving these included the Federal Reserve’s (Fed) aggressive interest rate hikes, tight labor markets, strong consumer demand, lingering supply-chain issues and the ongoing war between Russia and the Ukraine.

Given this uncertainty, most stocks struggled during 2022. The S&P 500® Index fell 18.1% during 2022 and the Nasdaq® fell 32.5%. Bond prices, which had been in a prolonged bull market since the early 1980’s, reversed in 2021 and continued slumping in 2022. For the year, the Bloomberg US Aggregate Bond Index fell 13.0%.

In June of 2022, inflation rose to 9.1%, the highest rate in more than 40 years. The Fed approved seven interest rate hikes in 2022 to combat inflation, including four consecutive increases of 0.75%, and ended the year with a target rate of around 4.25% to 4.50%. Against this backdrop, critical segments of the economy began to slow.

Higher interest rates continue to work their way through the economy, softening the housing and auto markets, and prices of non-food-related commodities. Inflation continues at levels not seen in decades, and food prices and labor costs remain high. The Fed will likely continue raising interest rates to slow the economy, creating tighter financial conditions to reduce consumer demand, while hoping to avoid a recession. We do believe the Fed will stop, or pause, raising rates in 2023, which would be a good backdrop for stocks and bonds to improve.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Year Ended December 31, 2022

Equity Index Fund	-18.24%
All America Fund	-17.70%
Small Cap Value Fund	- 9.82%
Small Cap Growth Fund	-28.37%
Small Cap Equity Index Fund	-16.31%
Mid Cap Value Fund	-10.67%
Mid-Cap Equity Index Fund	-13.23%
Composite Fund	-12.02%
International Fund	-11.09%
Catholic Values Index Fund	-20.10%
Retirement Income Fund	-11.12%
2015 Retirement Fund	-12.38%
2020 Retirement Fund	-13.06%
2025 Retirement Fund	-13.56%
2030 Retirement Fund	-14.14%
2035 Retirement Fund	-15.20%
2040 Retirement Fund	-15.37%
2045 Retirement Fund	-15.59%
2050 Retirement Fund	-15.66%
2055 Retirement Fund	-15.77%
2060 Retirement Fund	-15.72%
2065 Retirement Fund	-15.54%
Conservative Allocation Fund	-12.44%
Moderate Allocation Fund	-13.91%
Aggressive Allocation Fund	-15.24%
Money Market Fund	1.31%
Mid-Term Bond Fund	- 7.66%
Bond Fund	-12.79%

For variable annuity owners or participants in a group variable annuity, the above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the year ended December 31, 2022, compared to its relevant index. Also presented are graphs and tables for each Fund (except for the Money Market Fund) which illustrates each Fund’s respective:

●	Historical total return achieved over specific periods and expressed as an average annual rate;

●	Value in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

●	Historical performance compared to an appropriate index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

Chris W. Festog

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Investment Corporation

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX FUND (Unaudited)

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the year ended December 31, 2022, was -18.12% before expenses and -18.24% after expenses. The benchmark returned -18.11%.

GROWTH OF A $10,000 INVESTMENT

Equity Index Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,176	-18.24%
5 Years	$15,565	9.25%
10 Years	$32,110	12.37%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

ALL AMERICA FUND (Unaudited)

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the year ended December 31, 2022, the S&P 500 of large capitalization stocks decreased by 18.11% on a total return basis, while the Russell® Midcap Core Index was down 17.32% and the Russell Midcap® Value Index was down 12.03%. The Russell 2000® Growth Index decreased 26.36% and the Russell 2000® Value Index decreased 14.48%.

The All America Fund’s return for the year ended December 31, 2022, before expenses was -17.27% and -17.70% after expenses versus the benchmark return of -18.11%.

GROWTH OF A $10,000 INVESTMENT

All America Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,230	-17.70%
5 Years	$14,380	7.53%
10 Years	$28,104	10.88%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP VALUE FUND (Unaudited)

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2022, the Small Cap Value Fund returned -9.08% before expenses and -9.82% after expenses versus a -14.48% return for the Russell 2000® Value Index.

GROWTH OF A $10,000 INVESTMENT

Small Cap Value Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$9,018	-9.82%
5 Years	$11,652	3.10%
10 Years	$19,909	7.12%

Russell 2000 Value Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,552	-14.48%
5 Years	$12,240	4.13%
10 Years	$22,559	8.48%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP GROWTH FUND (Unaudited)

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned -27.78% before expenses and -28.37% after expenses during the year ended December 31, 2022. The Fund’s benchmark, the Russell 2000® Growth Index, returned -26.36% for the comparable period. 2022 was a difficult year for growth managers to outperform their benchmarks.

Faster growing companies had a difficult time maintaining their valuations as inflation and higher interest rates set back their prices which are based on future earnings (profits) as opposed to earnings (profits) today. The higher bond yields of 2022 detracted from the attractive nature of young growth companies whose potential is in the future. Typically, growth companies are found in the Technology and Consumer Discretionary sectors which were two sectors that underperformed the Fund’s benchmark.

The Energy sector was the best performing, showing positive returns, in our benchmark as Russia’s invasion of the Ukraine pushed oil and gas prices up significantly. The Consumer Staples area also did well as prices rose and demand remained consistent.

If inflation and interest rates decline and the economy continues to progress, we believe that growth stocks will come back into favor for investors.

GROWTH OF A $10,000 INVESTMENT

Small Cap Growth Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$7,164	-28.37%
5 Years	$12,547	4.64%
10 Years	$24,469	9.35%

Russell 2000 Growth Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$7,364	-26.36%
5 Years	$11,878	3.51%
10 Years	$24,108	9.20%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

SMALL CAP EQUITY INDEX FUND (Unaudited)

The Small Cap Equity Index Fund invests in the 600 stocks that comprise the S&P SmallCap 600® Index (S&P SmallCap 600). The S&P SmallCap 600 is a market-weighted index of 600 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P SmallCap 600’s performance directly proportional to that company’s market value.

The Small Cap Equity Index Fund’s return for year ended December 31, 2022 was -16.18% before expenses and -16.31% after expenses. The return of the S&P SmallCap 600 was -16.10%.

GROWTH OF A $10,000 INVESTMENT

Small Cap Equity Index Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,369	-16.31%
Since 7/2/18 (Inception)	$11,971	4.06%

S & P 600 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,390	-16.10%
Since 7/2/18 (Inception)	$12,163	4.46%

The line representing the performance return of the Small Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MID CAP VALUE FUND (Unaudited)

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the year ended December 31, 2022, the Mid Cap Value Fund returned -10.07% before expenses and -10.67% after expenses versus a -12.03% return for the Russell Midcap® Value Index.

GROWTH OF A $10,000 INVESTMENT

Mid Cap Value Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,933	-10.67%
5 Years	$13,470	6.14%
10 Years	$25,279	9.71%

Russell Mid Cap Value Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,797	-12.03%
5 Years	$13,205	5.72%
10 Years	$26,191	10.11%

The line representing the performance return of the Mid Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MID-CAP EQUITY INDEX FUND (Unaudited)

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the year ended December 31, 2022, was -13.10% before expenses and -13.23% after expenses. The return of the S&P MidCap 400 was -13.06%.

GROWTH OF A $10,000 INVESTMENT

Mid-Cap Equity Index Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,677	-13.23%
5 Years	$13,717	6.52%
10 Years	$27,349	10.58%

S & P MidCap 400 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,694	-13.06%
5 Years	$13,833	6.71%
10 Years	$27,832	10.78%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

COMPOSITE FUND (Unaudited)

The Composite Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

The primary investment objective of the fixed income portion of the fund is to provide a high level of current income, consistent with capital preservation, while minimizing volatility. It does this by investing primarily in investment grade publicly traded debt securities. The securities held include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

For the year ended December 31, 2022, the fixed income portion of the Fund had a total return of -11.87% before expenses. The Bloomberg U.S. Aggregate Index returned -13.01% for the year ended December 31, 2022.

The primary objective of the equity portion of the Composite Fund is to provide exposure to a diversified portfolio of primarily large capitalization, domestic equity securities that have the potential to outperform their peer group over the medium to long term. The portfolio has a focus on dividend income and aims to continually earn a dividend yield that is higher than that of its benchmark without taking significant over or under weights in any sector.

For the year ended December 31, 2022, the equity portion of the Fund had a total return of -12.16% (before expenses), outperforming the S&P 500® Index (S&P 500) which decreased 18.11%.

The Fund’s aggregate performance for the year ended December 31, 2022 was -11.57% before expenses and -12.02% after expenses, versus a -15.91% return in the weighted benchmark.

GROWTH OF A $10,000 INVESTMENT

Composite Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,798	-12.02%
5 Years	$13,235	5.76%
10 Years	$20,722	7.55%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
10 Years	$10,768	0.74%

The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not. Past performance is not indicative of future results.

INTERNATIONAL FUND (Unaudited)

The International Fund seeks capital appreciation by investing in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Previously, the International Fund was invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund had also invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries. The Securities and Exchange Commission revoked the exemptive orders that allowed these investments in exchange traded funds effective on January 19, 2022. Commencing in December 2021, the Fund began investing directly in the stocks of companies represented in the MSCI EAFE® Index, except to the extent that it is permissible to invest in exchange traded funds within the general limitations of the Investment Company Act of 1940.

For the year ended December 31, 2022, the International Fund returned -10.97% before expenses and -11.09% after expenses. The return of the MSCI EAFE benchmark was -14.45%. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

GROWTH OF A $10,000 INVESTMENT

International Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,890	-11.09%
5 Years	$11,132	2.17%
10 Years	$15,920	4.71%

MSCI EAFE Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,555	-14.45%
5 Years	$10,794	1.54%
10 Years	$15,787	4.67%

The line representing the performance return of the International Fund includes expenses, such as direct management fees and expenses of the underlying ETFs in which the Fund invests that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

CATHOLIC VALUES INDEX FUND (Unaudited)

The Catholic Values Index Fund’s objective is to replicate the performance of the S&P 500® Catholic Values Index (Catholic Values Index). The Catholic Values Index is designed to provide exposure to U.S. large capitalization stocks included in the S&P 500® Index (S&P 500) while maintaining alignment with the moral and social teachings of the Catholic Church. The Catholic Values Index is based on the S&P 500, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500 and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops, currently including the protection of human life, promotion of human dignity, reducing arms production, affordable housing and banking, protection of the environment and encouraging corporate responsibility. The Catholic Values Index then reweights the remaining constituents so that the Catholic Values Index’s sector exposures approximate the sector exposures on the S&P 500.

The Catholic Values Index Fund’s performance for the year ended December 31, 2022, was -19.92% before expenses and -20.10% after expenses. The benchmark returned -19.90%.

GROWTH OF A $10,000 INVESTMENT

Catholic Values Index Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$7,990	-20.10%
Since 9/30/20 (Inception)	$11,556	6.63%

S & P 500 Catholic Values Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,010	-19.90%
Since 9/30/20 (Inception)	$11,633	6.95%

The line representing the performance return of the Catholic Values Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

RETIREMENT INCOME FUND (Unaudited)

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in three equity funds of the Investment Company. The Fund’s current target allocation is approximately 70% of net assets in fixed-income funds (approximately 35% in the Bond, 30% in the Mid-Term Bond Funds and 5% in the Money Market Fund) and approximately 30% of net assets in equity funds (20% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the Retirement Income Fund is compared to the Bloomberg U.S. Aggregate Bond Index (65% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (30% weighting). For the year ended December 31, 2022, the Fund returned -11.01% before expenses and -11.12% after expenses, versus a -13.60% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

Retirement Income Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,888	-11.12%
5 Years	$11,177	2.25%
10 Years	$14,639	3.89%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
10 Years	$10,768	0.74%

The line representing the performance return of the Retirement Income Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2015 RETIREMENT FUND (Unaudited)

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 67% of net assets in fixed-income funds (35% in the Bond Fund, 27% in the Mid-Term Bond Fund and 5% in the Money Market Fund) and approximately 33% of net assets in equity funds (approximately 23% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2015 Retirement Fund is compared to the Bloomberg U.S. Aggregate Bond Index (62% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (33% weighting). For the year ended December 31, 2022, the Fund returned -12.24% before expenses and -12.38% after expenses, versus a -13.74% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2015 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,762	-12.38%
5 Years	$11,408	2.67%
10 Years	$16,762	5.30%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
10 Years	$10,768	0.74%

The line representing the performance return of the 2015 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2020 RETIREMENT FUND (Unaudited)

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 59% of net assets in fixed-income funds (35% in the Bond Fund, 19% in the Mid-Term Bond Fund and 5% in the Money Market Fund) and approximately 41% of net assets in equity funds (approximately 25% in the Equity Index Fund, 7% in the Mid-Cap Equity Index Fund, 7% in the International Fund and 2% in Small Cap Funds, which consists of the Small Cap Growth and Small Cap Value Funds) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2020 Retirement Fund is compared to the Bloomberg U.S. Aggregate Bond Index (54% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the S&P 500® Index (41% weighting). For the year ended December 31, 2022, the Fund returned -12.99% before expenses and -13.06% after expenses, versus a -14.12% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2020 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,694	-13.06%
5 Years	$11,748	3.27%
10 Years	$18,157	6.15%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
10 Years	$10,768	0.74%

The line representing the performance return of the 2020 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2025 RETIREMENT FUND (Unaudited)

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 51% of net assets in equity funds (approximately 30% in the Equity Index Fund, 8% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 3% in Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 49% of net assets in fixed-income funds (32% in the Bond Fund, 14% in the Mid-Term Bond Fund and 3% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (51% weighting), the Bloomberg U.S. Aggregate Bond Index (46% weighting) and the FTSE 3-Month Treasury Bill Index (3% weighting). For the year ended December 31, 2022, the Fund returned -13.49% before expenses and -13.56% after expenses, versus a -14.90% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2025 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,644	-13.56%
5 Years	$12,116	3.91%
10 Years	$19,895	7.12%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
10 Years	$10,768	0.74%

The line representing the performance return of the 2025 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2030 RETIREMENT FUND (Unaudited)

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 61% of net assets in equity funds (approximately 35% in the Equity Index Fund, 10% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 4% in Small Cap Funds, which consists of Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 39% of net assets in fixed-income funds (26% in the Bond Fund, 10% in the Mid-Term Bond Fund and 3% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (61% weighting), the Bloomberg U.S. Aggregate Bond Index (36% weighting) and the FTSE 3-Month Treasury Bill Index (3% weighting). For the year ended December 31, 2022, the Fund returned -14.08% before expenses and -14.14% after expenses, versus a -15.43% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2030 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,586	-14.14%
5 Years	$12,603	4.73%
10 Years	$21,666	8.04%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
10 Years	$10,768	0.74%

The line representing the performance return of the 2030 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2035 RETIREMENT FUND (Unaudited)

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 73% of net assets in equity funds (approximately 40% in the Equity Index Fund, 13% in the Mid-Cap Equity Index Fund, 15% in the International Fund and 5% in Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 27% of net assets in fixed-income funds (20% in the Bond Fund, 4% in the Mid-term Bond Fund and 3% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (73% weighting), the Bloomberg U.S. Aggregate Bond Index (24% weighting) and the FTSE 3-Month Treasury Bill Index (3% weighting). For the year ended December 31, 2022, the Fund returned -15.14% before expenses and -15.20% after expenses, versus a -16.09% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2035 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,480	-15.20%
5 Years	$12,886	5.20%
10 Years	$22,838	8.61%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
10 Years	$10,768	0.74%

The line representing the performance return of the 2035 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2040 RETIREMENT FUND (Unaudited)

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 82% of net assets in equity funds (approximately 44% in the Equity Index Fund, 14% in the Mid-Cap Equity Index Fund, 18% in the International Fund and 6% in the Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small-Cap Equity Index Funds) and approximately 18% of net assets in fixed-income funds (16% in the Bond Fund and 2% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2040 Retirement Fund is compared to S&P 500® Index (82% weighting), the Bloomberg U.S. Aggregate Bond Index (16% weighting) and the FTSE 3-Month Treasury Bill Index (2% weighting). For the year ended December 31, 2022, the Fund returned -15.30% before expenses and -15.37% after expenses, versus a -16.75% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2040 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,463	-15.37%
5 Years	$13,164	5.65%
10 Years	$23,484	8.91%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
10 Years	$10,768	0.74%

The line representing the performance return of the 2040 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2045 RETIREMENT FUND (Unaudited)

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 87% of net assets in equity funds (approximately 47% in the Equity Index Fund, 14% in the Mid-Cap Equity Index Fund, 19% in the International Fund and 7% in the Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 13% of net assets in fixed-income funds (11% in the Bond Fund and 2% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (87% weighting), the Bloomberg U.S. Aggregate Bond Index (11% weighting) and the FTSE 3-Month Treasury Bill Index (2% weighting). For the year ended December 31, 2022, the Fund returned -15.52% before expenses and -15.59% after expenses, versus a -17.05% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2045 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,441	-15.59%
5 Years	$13,172	5.66%
10 Years	$23,552	8.94%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
10 Years	$10,768	0.74%

The line representing the performance return of the 2045 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2050 RETIREMENT FUND (Unaudited)

The objective of the 2050 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 90% of net assets in equity funds (approximately 48% in the Equity Index Fund, 14% in the Mid-Cap Equity Index Fund, 20% in the International Fund and 8% in the Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and the Small Cap Equity Index Funds) and approximately 10% of net assets in fixed-income funds (8% in the Bond Fund and 2% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2050 Retirement Fund is compared to the S&P 500® Index (90% weighting), the Bloomberg U.S. Aggregate Bond Index (8% weighting) and the FTSE 3-Month Treasury Bill Index (2% weighting). For the year ended December 31, 2022, the Fund returned -15.59% before expenses and -15.66% after expenses, versus a -17.23% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2050 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,434	-15.66%
5 Years	$13,145	5.62%
10 Years	$23,605	8.97%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
10 Years	$10,768	0.74%

The line representing the performance return of the 2050 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2055 RETIREMENT FUND (Unaudited)

The objective of the 2055 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 92% of net assets in equity funds (approximately 47% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 21% in the International Fund and 9% in the Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 8% of net assets in fixed-income funds (7% in the Bond Fund and 1% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2055 Retirement Fund is compared to the S&P 500® Index (92% weighting), the Bloomberg U.S. Aggregate Bond Index (7% weighting) and the FTSE 3-Month Treasury Bill Index (1% weighting). For the year ended December 31, 2022, the Fund returned -15.68% before expenses and -15.77% after expenses, versus a -17.48% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2055 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,423	-15.77%
5 Years	$13,174	5.67%
Since 10/1/16 (Inception)	$16,163	7.99%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
Since 10/1/16 (Inception)	$19,846	11.59%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
Since 10/1/16 (Inception)	$10,058	0.09%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
5 Years	$10,637	1.25%
Since 10/1/16 (Inception)	$10,756	1.14%

The line representing the performance return of the 2055 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2060 RETIREMENT FUND (Unaudited)

The objective of the 2060 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2060. The 2060 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 94% of net assets in equity funds (approximately 47% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 22% in the International Fund and 10% in the Small Cap Funds, which consists of the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 6% of net assets in fixed-income funds (5% in the Bond Fund and 1% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2060 Retirement Fund is compared to the S&P 500® Index (94% weighting), the Bloomberg U.S. Aggregate Bond Index (5% weighting) and the FTSE 3-Month Treasury Bill Index (1% weighting). For the year ended December 31, 2022, the Fund returned -15.62% before expenses and -15.72% after expenses, versus a -17.60% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2060 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,428	-15.72%
Since 7/2/18 (Inception)	$13,025	6.05%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 7/2/18 (Inception)	$15,285	9.88%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 7/2/18 (Inception)	$10,173	0.39%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 7/2/18 (Inception)	$10,638	1.21%

The line representing the performance return of the 2060 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

2065 RETIREMENT FUND (Unaudited)

The objective of the 2065 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2065. The 2065 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 95% of net assets in equity funds (approximately 48% in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund, 22% in the International Fund and 10% in the Small Cap Funds, which consists of Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds) and approximately 5% of net assets in fixed-income funds (4% in the Bond Fund and 1% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2022).

Performance for the 2065 Retirement Fund is compared to the S&P 500® Index (95% weighting), the Bloomberg U.S. Aggregate Bond Index (4% weighting) and the FTSE 3-Month Treasury Bill Index (1% weighting). For the year ended December 31, 2022, the Fund returned -15.49% before expenses and -15.54% after expenses, versus a -17.67% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

2065 Retirement Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,446	-15.54%
Since 8/3/20 (Inception)	$12,148	8.40%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
Since 8/3/20 (Inception)	$12,189	8.55%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
Since 8/3/20 (Inception)	$8,548	-6.30%

FTSE 3 - Month T-Bill Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$10,150	1.50%
Since 8/3/20 (Inception)	$10,214	0.67%

The line representing the performance return of the 2065 Retirement Fund includes expenses, such as direct management fees and expenses of the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indices do not. Past performance is not indicative of future results.

CONSERVATIVE ALLOCATION FUND (Unaudited)

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in the equity funds of the Investment Company. The Conservative Allocation Fund’s target allocation is approximately 65% of net assets in fixed-income funds (approximately 30% in the Bond Fund and 35% in the Mid-Term Bond Fund) and approximately 35% of net assets in equity funds (approximately 25% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the Conservative Allocation Fund is compared to the Bloomberg U.S. Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the year ended December 31, 2022, the Conservative Allocation Fund returned -12.37% before expenses and -12.44% after expenses, versus a -14.52% return in the benchmark.

GROWTH OF A $10,000 INVESTMENT

Conservative Allocation Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,756	-12.44%
5 Years	$11,523	2.88%
10 Years	$15,395	4.41%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

The line representing the performance return of the Conservative Allocation Fund includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

MODERATE ALLOCATION FUND (Unaudited)

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund’s target allocation is approximately 60% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 10% in the International Fund) and approximately 40% of net assets in fixed-income funds (approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (60% weighting) and the Bloomberg U.S. Aggregate Bond Index (40% weighting). For the year ended December 31, 2022, the Moderate Allocation Fund returned -13.87% before expenses and -13.91% after expenses, versus a -15.79% return for the benchmark.

GROWTH OF A $10,000 INVESTMENT

Moderate Allocation Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,609	-13.91%
5 Years	$12,504	4.57%
10 Years	$19,350	6.82%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

The line representing the performance return of the Moderate Allocation Fund includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

AGGRESSIVE ALLOCATION FUND (Unaudited)

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund’s target allocation is approximately 80% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 5% each in the Small Cap Value Fund and Small Cap Growth Funds and 15% in the International Fund) and approximately 20% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (80% weighting) and the Bloomberg U.S. Aggregate Bond Index (20% weighting). For the year ended December 31, 2022, the Aggressive Allocation Fund returned -15.20% before expenses and -15.24% after expenses, versus an -16.90% return for the benchmark.

GROWTH OF A $10,000 INVESTMENT

Aggressive Allocation Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,476	-15.24%
5 Years	$12,989	5.37%
10 Years	$22,371	8.38%

S & P 500 Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,189	-18.11%
5 Years	$15,689	9.42%
10 Years	$32,657	12.56%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

The line representing the performance return of the Aggressive Allocation Fund includes direct operating expenses and expenses in the underlying funds in which the Fund invests, that reduce returns while the performance return lines of the Indicies do not. Past performance is not indicative of future results.

MONEY MARKET FUND (Unaudited)

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the year ended December 31, 2022, the Money Market Fund returned 1.56% before expenses and 1.31% after expenses, compared to a 1.50% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On December 31, 2022, the fund held 41% in U.S. Treasury Bills, 30% in U.S. agency discount notes and the remainder in commercial paper. The average maturity was 28 days.

The seven-day effective yield as of February 14, 2023, was 4.30%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

2022 was a historic year for the Fixed Income market. The Federal Reserve (Fed) pledged to do all it could to combat the effects of inflation, which topped out in June at 9.1% as per the Consumer Price Index on a year over year basis, the highest level for inflation since 1981. As a result, the Board of Governors raised rates throughout 2022 from 0.25% to 4.5% to end the year, giving us 425 basis points of rate increases in under 12 months. This combined to produce the worst annual return in the history of the Bloomberg U.S. Aggregate Index by more than 10%. To put the historic nature of the market’s moves over 2022 in context, the U.S. 10-year Treasury Bond sold off over 230 basis points from early 2022 to the year end, producing an annual change that has not been seen since the 1970’s.

Ultimately, market debate has centered on what the terminal rate for Fed Funds should be with year-end expectations hovering near 5%. The Federal Reserve Chair has maintained that combatting inflation remains one of the primary goals of this Fed and has consistently communicated that rates will need to remain high until the threat of inflation has well passed. We believe there is little doubt the Fed will stick to its guns.

MID-TERM BOND FUND (Unaudited)

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. Under normal circumstances, the portfolio emphasizes corporate issues, particularly BBB-rated bonds, in order to capture incremental income. At this time, we’ve chosen to increase U.S. Treasury exposure to increase the overall quality of the Fund. The objective of the Fund is to maintain a maturity profile similar to that of the Bloomberg U.S. Intermediate Government/Credit Bond Index benchmark. To achieve the duration target, intermediate corporate and U.S. Treasury maturities are emphasized. The Fund’s corporate positions remain highly diversified in order to help shield the portfolio from credit risks.

For the year ended December 31, 2022, the Mid-Term Bond Fund returned -7.24% before expenses and -7.66% after expenses versus a -8.23% return of the Bloomberg Intermediate U.S. Government/Credit Bond Index during the same period. The Fund’s outperformance can be attributed in part to its’ greater exposure to shorter duration corporates and lower exposure to corporates overall relative to its’ benchmark. We maintained our “up-in-quality” and short duration stance through this period and expect to continue to do so for the time being.

2022 was a historic year for the Fixed Income market. The Federal Reserve (Fed) pledged to do all it could to combat the effects of inflation, which topped out in June at 9.1% as per the Consumer Price Index on a year over year basis, the highest level for inflation since 1981. As a result, the Board of Governors raised rates throughout 2022 from 0.25% to 4.5% to end the year, giving us 425 basis points of rate increases in under 12 months. This combined to produce the worst annual return in the history of the Bloomberg U.S. Aggregate Index by more than 10%. To put the historic nature of the market’s moves over 2022 in context, the U.S. 10-year Treasury Bond sold off over 230 basis points from early 2022 to the year end, producing an annual change that has not been seen since the 1970’s.

Ultimately, market debate has centered on what the terminal rate for Fed Funds should be with year-end expectations hovering near 5%. The Federal Reserve Chair has maintained that combatting inflation remains one of the primary goals of this Fed and has consistently communicated that rates will need to remain high until the threat of inflation has well passed. We believe there is little doubt the Fed will stick to its guns.

The Treasury curve inverted across almost any measure during 2022, first with the 2 year — 10 year crossing into negative (inverted) territory in March briefly and then in June for good; followed by the 10 year — 30 year spread crossing in June and hovering around zero for much of the summer. Finally, the Fed’s ‘preferred measure’ of yield curve measurement, the 3 month — 30 year spread, crossed into negative territory in November. All remained there and, in fact, the 2 year — 10 year spread is at its most negative since the 1980’s. Yield curve inversion is considered a reliable indicator for potential recession.

GROWTH OF A $10,000 INVESTMENT

Mid-Term Bond Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$9,234	-7.66%
5 Years	$10,136	0.27%
10 Years	$11,087	1.04%

Bloomberg U.S. Intermediate Government/ Credit Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$9,177	-8.23%
5 Years	$10,371	0.73%
10 Years	$11,173	1.12%

The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

BOND FUND (Unaudited)

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include U.S. Treasury, U.S. Agency and Mortgage-Backed securities, and Investment Grade Corporate Bonds

Over the longer term, the Bond Fund’s strategy is to provide income by carrying an overweight to Corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg U.S. Aggregate Bond Index, with an overweight in BBB-rated issuers. The Bond Fund also stresses diversification in order to protect it from unexpected credit events.

The benchmark returned -13.01% for the year ended December 31, 2022. The Bond Fund returned -12.41% before expenses and -12.79% after expenses during the same period. The Fund’s outperformance can be attributed to the shorter duration corporate positioning and our shorter duration overall relative to the benchmark. We maintained our “up-in-quality” stance through this period and expect to do so for the time being.

2022 was a historic year for the Fixed Income market. The Federal Reserve (Fed) pledged to do all it could to combat the effects of inflation, which topped out in June at 9.1% as per the Consumer Price Index on a year over year basis, the highest level for inflation since 1981. As a result, the Board of Governors raised rates throughout 2022 from 0.25% to 4.5% to end the year, giving us 425 basis points of rate increases in under 12 months. This combined to produce the worst annual return in the history of the Bloomberg U.S. Aggregate Index by more than 10%. To put the historic nature of the market’s moves over 2022 in context, the U.S. 10-year Treasury Bond sold off over 230 basis points from early 2022 to the year end, producing an annual change that has not been seen since the 1970’s.

Ultimately, market debate has centered on what the terminal rate for Fed Funds should be with year-end expectations hovering near 5%. The Federal Reserve Chair has maintained that combatting inflation remains one of the primary goals of this Fed and has consistently communicated that rates will need to remain high until the threat of inflation has well passed. We believe there is little doubt the Fed will stick to its guns.

The Treasury curve inverted across almost any measure during 2022, first with the 2 year — 10 year crossing into negative (inverted) territory in March briefly and then in June for good; followed by the 10 year — 30 year spread crossing in June and hovering around zero for much of the summer. Finally, the Fed’s ‘preferred measure’ of yield curve measurement, the 3 month — 30 year spread, crossed into negative territory in November. All remained there and, in fact, the 2 year — 10 year spread is at it’s most negative since the 1980’s. Yield curve inversion is considered a reliable indicator for potential recession.

Over the year, Corporate spreads widened from their year-end level of +92 basis points as geopolitical tensions rose and war broke out in the Ukraine, peaking first in mid-March at +145 basis points. Similarly, spreads on Mortgage-Backed-Securities (MBS) also moved wider by 77 basis points. Overall, spread levels went on a grind tighter through April but then reversed course as the main theme of 2022 emerged: Inflation was not, in fact, ‘transitory’ and monetary policy was going to have to react more forcefully if it hoped to contain it. Corporate spreads continued to widen over the summer, peaking at +160 basis points in early July as returns dove deeply negative. Over the latter part of the summer, corporate spreads traded in a channel in the 130 — 140 basis points range as some yield motivated buyers emerged for credit. With rates at their multi-year highs, investment grade and MBS spreads also hit their highs for 2022 in October, partially a reflection of forced corporate selling across U.K. pension funds that pressured the market and sent spreads to their widest mark on the year, hitting +165 basis points (for corporates) and +179 basis points (for MBS). As that selling pressure eased, the corporate bond and MBS markets rallied tighter, finishing 2022 at +130 basis points and +145 basis points, respectively.

BOND FUND (Unaudited) (Continued)

GROWTH OF A $10,000 INVESTMENT

Bond Fund
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,721	-12.79%
5 Years	$9,760	-0.48%
10 Years	$11,192	1.13%

Bloomberg U.S. Aggregate Bond Index
Period Ended 12/31/2022	Growth of $10,000	Average Annual Total Return
1 Year	$8,699	-13.01%
5 Years	$10,011	0.02%
10 Years	$11,109	1.06%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not. Past performance is not indicative of future results.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF DECEMBER 31, 2022 (Unaudited)

Equity Index Fund	All America Fund

Small Cap Value Fund	Small Cap Growth Fund

Small Cap Equity Index Fund	Mid Cap Value Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

Mid-Cap Equity Index Fund	Composite Fund

International Fund	Catholic Values Index Fund

Retirement Income Fund	2015 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

2020 Retirement Fund	2025 Retirement Fund

2030 Retirement Fund	2035 Retirement Fund

2040 Retirement Fund	2045 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

2050 Retirement Fund

2055 Retirement Fund

2060 Retirement Fund

2065 Retirement Fund

Conservative Allocation Fund

Moderate Allocation Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF DECEMBER 31, 2022 (Unaudited) (Continued)

Aggressive Allocation Fund

Money Market Fund

Mid-Term Bond Fund

Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This contractual obligation remains in effect through April 30, 2023 and will continue for succeeding 12 month periods ending April 30th unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. Furthermore, the Funds’ Adviser has contractually agreed to reimburse the non-advisory operating expenses of the Small Cap Equity Index and the Catholic Values Index Funds to the extent that such operating expenses exceed 0.07% of the respective fund’s net assets. This contractual obligation remains in effect through April 30, 2023, and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2022 and held for the entire period ending December 31, 2022 under the expense reimbursement agreement in effect during that period as described above.

For variable annuity owners or participants in a group variable annuity, the estimate of expenses does not include fees and charges associated with your variable annuity. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Investment Corporation does not charge.

Equity Index Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,022.40	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

All America Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,028.78	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.85

*	Expenses are equal to the Fund’s annual expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,050.23	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23

*	Expenses are equal to the Fund’s annual expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,024.54	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28

*	Expenses are equal to the Fund’s annual expense ratio of 0.84%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Equity Index Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,034.38	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.71

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid Cap Value Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,034.81	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67

*	Expenses are equal to the Fund’s annual expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,079.48	$0.84
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.82

*	Expenses are equal to the Fund’s annual expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Composite Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,018.75	$2.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.85

*	Expenses are equal to the Fund’s annual expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

International Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,058.27	$0.57
Hypothetical (5% return before expenses)	$1,000.00	$1,024.65	$0.56

*

Expenses are equal to the Fund’s annual expense ratio of 0.11% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Catholic Values Index Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,021.92	$1.12
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$1.12

*	Expenses are equal to the Fund’s annual expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Retirement Income Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$992.86	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35

*

Expenses are equal to the Fund’s annual expense ratio of 0.46% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2015 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$995.00	$2.46
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50

*

Expenses are equal to the Fund’s annual expense ratio of 0.49% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2020 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,001.21	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09

*

Expenses are equal to the Fund’s annual expense ratio of 0.41% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2025 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,007.55	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89

*

Expenses are equal to the Fund’s annual expense ratio of 0.37% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2030 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,016.85	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79

*

Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2035 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,025.51	$1.63
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63

*

Expenses are equal to the Fund’s annual expense ratio of 0.32% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2040 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,028.82	$1.59
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58

*

Expenses are equal to the Fund’s annual expense ratio of 0.31% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,032.55	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53

*

Expenses are equal to the Fund’s annual expense ratio of 0.30% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2050 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,033.28	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53

*

Expenses are equal to the Fund’s annual expense ratio of 0.30% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2055 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,034.16	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2060 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,034.82	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99

*

Expenses are equal to the Fund’s annual expense ratio of 0.39% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2065 Retirement Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,039.19	$1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	$1.33

*

Expenses are equal to the Fund’s annual expense ratio of 0.26% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Conservative Allocation Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$996.15	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	$2.09

*

Expenses are equal to the Fund’s annual expense ratio of 0.41% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Moderate Allocation Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,014.79	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48

*

Expenses are equal to the Fund’s annual expense ratio of 0.29% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Aggressive Allocation Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,028.70	$1.59
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58

*

Expenses are equal to the Fund’s annual expense ratio of 0.31% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Money Market Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$1,012.71	$1.17
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17

*	Expenses are equal to the Fund’s annual expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Term Bond Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$982.02	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19

*	Expenses are equal to the Fund’s annual expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period* July 1, 2022 to December 31, 2022
Actual	$1,000.00	$966.05	$2.08
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14

*	Expenses are equal to the Fund’s annual expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (7.2%)
Activision Blizzard, Inc.	94,556	$7,238,262
Alphabet, Inc. Cl A*	793,027	69,968,772
Alphabet, Inc. Cl C*	702,986	62,375,948
AT&T, Inc.	946,242	17,420,315
Charter Communications, Inc. Cl A*	14,261	4,835,905
Comcast Corp. Cl A	572,759	20,029,382
DISH Network Corp. Cl A*	33,372	468,543
Electronic Arts, Inc.	34,822	4,254,552
Fox Corp. Cl A	40,159	1,219,629
Fox Corp. Cl B	18,498	526,268
Interpublic Group of Cos., Inc.	51,584	1,718,263
Live Nation Entertainment, Inc.*	18,965	1,322,619
Lumen Technologies, Inc.	126,371	659,657
Match Group, Inc.*	37,083	1,538,574
Meta Platforms, Inc. Cl A*	298,553	35,927,868
Netflix, Inc.*	59,085	17,422,985
News Corp. Cl A	50,764	923,905
News Corp. Cl B	15,653	288,641
Omnicom Group, Inc.	27,074	2,208,426
Paramount Global Cl B	67,052	1,131,838
Take-Two Interactive Software, Inc.*	20,944	2,180,899
T-Mobile US, Inc.*	79,289	11,100,460
Verizon Communications, Inc.	557,604	21,969,598
Walt Disney Co.*	242,045	21,028,869
Warner Bros Discovery, Inc.*	293,397	2,781,403

		310,541,581

CONSUMER DISCRETIONARY (9.6%)
Advance Auto Parts, Inc.	7,982	1,173,593
Amazon.com, Inc.*	1,178,380	98,983,920
Aptiv PLC*	35,974	3,350,259
AutoZone, Inc.*	2,520	6,214,774
Bath & Body Works, Inc.	30,321	1,277,727
Best Buy Co., Inc.	26,602	2,133,746
Booking Hldgs., Inc.*	5,150	10,378,692
BorgWarner, Inc.	31,088	1,251,292
Caesars Entertainment, Inc.*	28,488	1,185,101
CarMax, Inc.*	20,979	1,277,411
Carnival Corp.*	132,959	1,071,650
Chipotle Mexican Grill, Inc. Cl A*	3,680	5,105,963
Darden Restaurants, Inc.	16,249	2,247,724
Dollar General Corp.	29,949	7,374,941
Dollar Tree, Inc.*	27,948	3,952,965
Domino’s Pizza, Inc.	4,700	1,628,080
DR Horton, Inc.	41,556	3,704,302
eBay, Inc.	72,048	2,987,831

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Etsy, Inc.*	16,687	$1,998,769
Expedia Group, Inc.*	19,991	1,751,212
Ford Motor Co.	524,389	6,098,644
Garmin Ltd.	20,358	1,878,840
General Motors Co.	188,624	6,345,311
Genuine Parts Co.	18,715	3,247,240
Hasbro, Inc.	17,237	1,051,629
Hilton Worldwide Hldgs., Inc.	35,908	4,537,335
Home Depot, Inc.	135,919	42,931,375
Las Vegas Sands Corp.*	43,627	2,097,150
Lennar Corp. Cl A	33,825	3,061,162
LKQ Corp.	33,699	1,799,864
Lowe’s Cos., Inc.	82,410	16,419,368
Marriott International, Inc. Cl A	35,723	5,318,797
McDonald’s Corp.	97,243	25,626,448
MGM Resorts International	42,318	1,418,923
Mohawk Industries, Inc.*	7,001	715,642
Newell Brands, Inc.	49,971	653,621
NIKE, Inc. Cl B	167,247	19,569,571
Norwegian Cruise Line Hldgs. Ltd.*	55,948	684,804
NVR, Inc.*	399	1,840,419
O’Reilly Automotive, Inc.*	8,308	7,012,201
Pool Corp.	5,185	1,567,581
PulteGroup, Inc.	30,247	1,377,146
Ralph Lauren Corp. Cl A	5,456	576,536
Ross Stores, Inc.	46,079	5,348,390
Royal Caribbean Cruises Ltd.*	29,137	1,440,242
Starbucks Corp.	152,405	15,118,576
Tapestry, Inc.	31,992	1,218,255
Target Corp.	61,108	9,107,536
Tesla, Inc.*	356,363	43,896,794
TJX Cos., Inc.	154,151	12,270,420
Tractor Supply Co.	14,666	3,299,410
Ulta Beauty, Inc.*	6,801	3,190,145
VF Corp.	43,851	1,210,726
Whirlpool Corp.	7,233	1,023,180
Wynn Resorts Ltd.*	13,691	1,129,097
Yum! Brands, Inc.	37,399	4,790,064

		417,922,394

CONSUMER STAPLES (7.1%)
Altria Group, Inc.	237,944	10,876,420
Archer-Daniels-Midland Co.	72,934	6,771,922
Brown-Forman Corp. Cl B	24,277	1,594,513
Campbell Soup Co.	26,665	1,513,239
Church & Dwight Co., Inc.	32,378	2,609,991
Clorox Co.	16,382	2,298,886
Coca-Cola Co.	516,744	32,870,086
Colgate-Palmolive Co.	110,890	8,737,023
Conagra Brands, Inc.	63,630	2,462,481
Constellation Brands, Inc. Cl A	21,552	4,994,676

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Costco Wholesale Corp.	58,764	$26,825,766
Estee Lauder Cos., Inc. Cl A	30,705	7,618,218
General Mills, Inc.	78,803	6,607,632
Hershey Co.	19,513	4,518,626
Hormel Foods Corp.	38,435	1,750,714
J M Smucker Co.	14,147	2,241,734
Kellogg Co.	33,984	2,421,020
Keurig Dr Pepper, Inc.	112,820	4,023,161
Kimberly-Clark Corp.	44,808	6,082,686
Kraft Heinz Co.	105,711	4,303,495
Kroger Co.	86,483	3,855,412
Lamb Weston Hldgs., Inc.	19,096	1,706,419
McCormick & Co., Inc.	33,272	2,757,916
Molson Coors Beverage Co. Cl B	24,960	1,285,939
Mondelez International, Inc. Cl A	181,311	12,084,378
Monster Beverage Corp.*	50,568	5,134,169
PepsiCo, Inc.	182,917	33,045,785
Philip Morris International, Inc.	205,818	20,830,840
Procter & Gamble Co.	314,622	47,684,110
Sysco Corp.	67,283	5,143,785
Tyson Foods, Inc. Cl A	38,452	2,393,637
Walgreens Boots Alliance, Inc.	95,301	3,560,445
Walmart, Inc.	187,390	26,570,028

		307,175,152

ENERGY (5.1%)
APA Corp.	42,687	1,992,629
Baker Hughes Co. Cl A	132,964	3,926,427
Chevron Corp.	236,188	42,393,384
ConocoPhillips	165,439	19,521,802
Coterra Energy, Inc.	104,684	2,572,086
Devon Energy Corp.	86,791	5,338,514
Diamondback Energy, Inc.	23,367	3,196,138
EOG Resources, Inc.	77,987	10,100,876
EQT Corp.	48,732	1,648,604
Exxon Mobil Corp.	546,780	60,309,834
Halliburton Co.	120,560	4,744,036
Hess Corp.	36,840	5,224,649
Kinder Morgan, Inc.	262,618	4,748,133
Marathon Oil Corp.	84,317	2,282,461
Marathon Petroleum Corp.	62,223	7,242,135
Occidental Petroleum Corp.	96,540	6,081,055
ONEOK, Inc.	59,341	3,898,704
Phillips 66	62,751	6,531,124
Pioneer Natural Resources Co.	31,546	7,204,791
Schlumberger Ltd.	188,266	10,064,700
Targa Resources Corp.	30,055	2,209,043
Valero Energy Corp.	51,185	6,493,329
Williams Cos., Inc.	161,712	5,320,325

		223,044,779

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (11.5%)
Aflac, Inc.	75,124	$5,404,421
Allstate Corp.	35,212	4,774,747
American Express Co.	79,367	11,726,474
American International Group, Inc.	98,644	6,238,247
Ameriprise Financial, Inc.	14,129	4,399,347
Aon PLC Cl A	27,464	8,243,045
Arch Capital Group Ltd.*	49,108	3,083,000
Arthur J. Gallagher & Co.	27,993	5,277,800
Assurant, Inc.	7,014	877,171
Bank of America Corp.	926,661	30,691,012
Bank of New York Mellon Corp.	97,656	4,445,301
Berkshire Hathaway, Inc. Cl B*	239,212	73,892,587
BlackRock, Inc. Cl A	19,941	14,130,791
Brown & Brown, Inc.	31,210	1,778,034
Capital One Financial Corp.	50,678	4,711,027
Cboe Global Markets, Inc.	14,084	1,767,120
Charles Schwab Corp.	202,513	16,861,232
Chubb Ltd.	55,106	12,156,384
Cincinnati Financial Corp.	20,869	2,136,777
Citigroup, Inc.	257,153	11,631,030
Citizens Financial Group, Inc.	65,387	2,574,286
CME Group, Inc. Cl A	47,760	8,031,322
Comerica, Inc.	17,386	1,162,254
Discover Financial Svcs.	36,276	3,548,881
Everest Re Group Ltd.	5,200	1,722,604
FactSet Research Systems, Inc.	5,058	2,029,320
Fifth Third Bancorp	91,132	2,990,041
First Republic Bank	24,287	2,960,342
Franklin Resources, Inc.	37,715	994,922
Globe Life, Inc.	12,010	1,447,806
Goldman Sachs Group, Inc.	44,960	15,438,365
Hartford Financial Svcs. Group, Inc.	42,234	3,202,604
Huntington Bancshares, Inc.	191,550	2,700,855
Intercontinental Exchange, Inc.	74,158	7,607,869
Invesco Ltd.	60,383	1,086,290
JPMorgan Chase & Co.	389,438	52,223,636
KeyCorp.	123,869	2,157,798
Lincoln National Corp.	20,444	628,040
Loews Corp.	26,164	1,526,146
M&T Bank Corp.	22,918	3,324,485
MarketAxess Hldgs., Inc.	4,997	1,393,613
Marsh & McLennan Cos., Inc.	65,855	10,897,685
MetLife, Inc.	87,504	6,332,664
Moody’s Corp.	20,918	5,828,173
Morgan Stanley	175,027	14,880,796
MSCI, Inc. Cl A	10,616	4,938,245

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Nasdaq, Inc.	45,006	$2,761,118
Northern Trust Corp.	27,671	2,448,607
PNC Financial Svcs. Group, Inc.	53,548	8,457,371
Principal Financial Group, Inc.	30,212	2,535,391
Progressive Corp.	77,679	10,075,743
Prudential Financial, Inc.	48,859	4,859,516
Raymond James Financial, Inc.	25,703	2,746,366
Regions Financial Corp.	124,065	2,674,841
S&P Global, Inc.	44,212	14,808,367
Signature Bank	8,355	962,663
State Street Corp.	48,718	3,779,055
SVB Financial Group*	7,847	1,805,909
Synchrony Financial	59,818	1,965,619
T. Rowe Price Group, Inc.	29,669	3,235,701
Travelers Cos., Inc.	31,114	5,833,564
Truist Financial Corp.	176,153	7,579,864
U.S. Bancorp	179,516	7,828,693
Wells Fargo & Co.	505,914	20,889,189
Willis Towers Watson PLC	14,371	3,514,859
WR Berkley Corp.	27,140	1,969,550
Zions Bancorp N.A.	19,865	976,563

		497,563,138

HEALTH CARE (15.6%)
Abbott Laboratories	231,492	25,415,507
AbbVie, Inc.	234,799	37,945,866
Agilent Technologies, Inc.	39,305	5,881,993
Align Technology, Inc.*	9,645	2,034,131
AmerisourceBergen Corp. Cl A	21,502	3,563,096
Amgen, Inc.	70,843	18,606,206
Baxter International, Inc.	66,931	3,411,473
Becton Dickinson & Co.	37,865	9,629,070
Biogen, Inc.*	19,119	5,294,434
Bio-Rad Laboratories, Inc. Cl A*	2,859	1,202,181
Bio-Techne Corp.	20,883	1,730,783
Boston Scientific Corp.*	190,166	8,798,981
Bristol-Myers Squibb Co.	282,287	20,310,550
Cardinal Health, Inc.	34,803	2,675,307
Catalent, Inc.*	23,894	1,075,469
Centene Corp.*	75,182	6,165,676
Charles River Laboratories International, Inc.*	6,755	1,471,915
Cigna Corp.	40,593	13,450,085
Cooper Cos., Inc.	6,552	2,166,550
CVS Health Corp.	174,454	16,257,368
Danaher Corp.	86,986	23,087,824
DaVita, Inc.*	7,297	544,867
DENTSPLY SIRONA, Inc.	28,534	908,523
Dexcom, Inc.*	51,283	5,807,287
Edwards Lifesciences Corp.*	82,086	6,124,436

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Elevance Health, Inc.	31,709	$16,265,766
Eli Lilly & Co.	104,708	38,306,375
Gilead Sciences, Inc.	166,524	14,296,085
HCA Healthcare, Inc.	28,152	6,755,354
Henry Schein, Inc.*	17,997	1,437,420
Hologic, Inc.*	33,146	2,479,652
Humana, Inc.	16,809	8,609,402
IDEXX Laboratories, Inc.*	10,995	4,485,520
Illumina, Inc.*	20,885	4,222,947
Incyte Corp.*	24,516	1,969,125
Intuitive Surgical, Inc.*	46,918	12,449,691
IQVIA Hldgs., Inc.*	24,660	5,052,587
Johnson & Johnson	347,121	61,318,925
Laboratory Corp. of America Hldgs.	11,763	2,769,951
McKesson Corp.	18,826	7,062,009
Medtronic PLC	176,470	13,715,248
Merck & Co., Inc.	336,621	37,348,100
Mettler-Toledo International, Inc.*	2,960	4,278,532
Moderna, Inc.*	43,866	7,879,211
Molina Healthcare, Inc.*	7,754	2,560,526
Organon & Co.	33,772	943,252
PerkinElmer, Inc.	16,759	2,349,947
Pfizer, Inc.	745,272	38,187,737
Quest Diagnostics, Inc.	15,121	2,365,529
Regeneron Pharmaceuticals, Inc.*	14,217	10,257,423
ResMed, Inc.	19,448	4,047,712
STERIS PLC	13,253	2,447,697
Stryker Corp.	44,717	10,932,859
Teleflex, Inc.	6,228	1,554,696
Thermo Fisher Scientific, Inc.	52,071	28,674,979
UnitedHealth Group, Inc.	124,052	65,769,889
Universal Health Svcs., Inc. Cl B	8,518	1,200,101
Vertex Pharmaceuticals, Inc.*	34,081	9,841,911
Viatris, Inc.	161,007	1,792,008
Waters Corp.*	7,888	2,702,271
West Pharmaceutical Svcs., Inc.	9,829	2,313,255
Zimmer Biomet Hldgs., Inc.	27,862	3,552,405
Zoetis, Inc. Cl A	61,880	9,068,514

		674,824,189

INDUSTRIALS (8.5%)
3M Co.	73,387	8,800,569
Alaska Air Group, Inc.*	16,840	723,110
Allegion PLC	11,663	1,227,647
American Airlines Group, Inc.*	86,286	1,097,558
AMETEK, Inc.	30,491	4,260,203
AO Smith Corp.	16,844	964,151

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Boeing Co.*	74,380	$14,168,646
Carrier Global Corp.	111,029	4,579,946
Caterpillar, Inc.	69,094	16,552,159
CH Robinson Worldwide, Inc.	15,628	1,430,900
Cintas Corp.	11,460	5,175,565
Copart, Inc.*	56,895	3,464,337
CoStar Group, Inc.*	53,996	4,172,811
CSX Corp.	279,134	8,647,571
Cummins, Inc.	18,723	4,536,396
Deere & Co.	36,466	15,635,162
Delta Air Lines, Inc.*	85,130	2,797,372
Dover Corp.	18,635	2,523,365
Eaton Corp. PLC	52,802	8,287,274
Emerson Electric Co.	78,506	7,541,286
Equifax, Inc.	16,257	3,159,711
Expeditors International of Washington, Inc.	21,128	2,195,622
Fastenal Co.	76,045	3,598,449
FedEx Corp.	31,785	5,505,162
Fortive Corp.	46,975	3,018,144
Generac Hldgs., Inc.*	8,412	846,752
General Dynamics Corp.	29,890	7,416,008
General Electric Co.	145,072	12,155,583
Honeywell International, Inc.	89,263	19,129,061
Howmet Aerospace, Inc.	48,886	1,926,597
Huntington Ingalls Industries, Inc.	5,298	1,222,143
IDEX Corp.	10,014	2,286,497
Illinois Tool Works, Inc.	37,114	8,176,214
Ingersoll Rand, Inc.	53,761	2,809,012
Jacobs Solutions, Inc.	16,942	2,034,226
JB Hunt Transport Svcs., Inc.	10,997	1,917,437
Johnson Controls International PLC	91,438	5,852,032
L-3 Harris Technologies, Inc.	25,280	5,263,549
Leidos Hldgs., Inc.	18,148	1,908,988
Lockheed Martin Corp.	30,968	15,065,622
Masco Corp.	29,943	1,397,440
Nordson Corp.	7,140	1,697,321
Norfolk Southern Corp.	30,738	7,574,458
Northrop Grumman Corp.	19,209	10,480,622
Old Dominion Freight Line, Inc.	12,028	3,413,306
Otis Worldwide Corp.	55,310	4,331,326
PACCAR, Inc.	46,173	4,569,742
Parker-Hannifin Corp.	17,048	4,960,968
Pentair PLC	21,840	982,363
Quanta Svcs., Inc.	18,973	2,703,652
Raytheon Technologies Corp.	195,178	19,697,364
Republic Svcs., Inc. Cl A	27,271	3,517,686
Robert Half International, Inc.	14,405	1,063,521

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Rockwell Automation, Inc.	15,248	$3,927,427
Rollins, Inc.	30,731	1,122,911
Snap-on, Inc.	7,057	1,612,454
Southwest Airlines Co.*	78,832	2,654,273
Stanley Black & Decker, Inc.	19,642	1,475,507
Textron, Inc.	27,718	1,962,434
Trane Technologies PLC	30,578	5,139,856
TransDigm Group, Inc.	6,858	4,318,140
Union Pacific Corp.	81,626	16,902,296
United Airlines Hldgs., Inc.*	43,406	1,636,406
United Parcel Svc., Inc. Cl B	96,897	16,844,574
United Rentals, Inc.*	9,202	3,270,575
Verisk Analytics, Inc. Cl A	20,763	3,663,008
Waste Management, Inc.	49,594	7,780,307
Westinghouse Air Brake Technologies Corp.	24,146	2,410,012
WW Grainger, Inc.	5,971	3,321,369
Xylem, Inc.	23,928	2,645,719

		369,149,874

INFORMATION TECHNOLOGY (25.4%)
Accenture PLC Cl A	83,655	22,322,500
Adobe, Inc.*	61,724	20,771,978
Advanced Micro Devices, Inc.*	214,070	13,865,314
Akamai Technologies, Inc.*	20,877	1,759,931
Amphenol Corp. Cl A	79,010	6,015,821
Analog Devices, Inc.	68,288	11,201,281
ANSYS, Inc.*	11,566	2,794,230
Apple, Inc.	1,985,373	257,959,514
Applied Materials, Inc.	114,222	11,122,938
Arista Networks, Inc.*	32,862	3,987,804
Autodesk, Inc.*	28,659	5,355,507
Automatic Data Processing, Inc.	55,076	13,155,453
Broadcom, Inc.	53,772	30,065,538
Broadridge Financial Solutions, Inc.	15,621	2,095,245
Cadence Design Systems, Inc.*	36,421	5,850,669
CDW Corp.	17,976	3,210,154
Ceridian HCM Hldg., Inc.*	20,393	1,308,211
Cisco Systems, Inc.	545,144	25,970,660
Cognizant Technology Solutions Corp. Cl A	68,233	3,902,245
Corning, Inc.	101,067	3,228,080
DXC Technology Co.*	30,545	809,443
Enphase Energy, Inc.*	18,046	4,781,468
EPAM Systems, Inc.*	7,636	2,502,623

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
F5, Inc.*	7,948	$1,140,618
Fidelity National Information Svcs., Inc.	78,782	5,345,359
First Solar, Inc.*	13,163	1,971,686
Fiserv, Inc.*	84,312	8,521,414
FleetCor Technologies, Inc.*	9,792	1,798,595
Fortinet, Inc.*	86,091	4,208,989
Gartner, Inc.*	10,492	3,526,781
Gen Digital, Inc.	76,967	1,649,403
Global Payments, Inc.	35,901	3,565,687
Hewlett Packard Enterprise Co.	170,834	2,726,511
HP, Inc.	117,530	3,158,031
Intel Corp.	547,936	14,481,948
International Business Machines Corp.	120,040	16,912,436
Intuit, Inc.	37,423	14,565,780
Jack Henry & Associates, Inc.	9,685	1,700,299
Juniper Networks, Inc.	43,091	1,377,188
Keysight Technologies, Inc.*	23,738	4,060,860
KLA Corp.	18,816	7,094,196
Lam Research Corp.	18,107	7,610,372
Mastercard, Inc. Cl A	112,705	39,190,910
Microchip Technology, Inc.	73,024	5,129,936
Micron Technology, Inc.	144,342	7,214,213
Microsoft Corp.	989,720	237,354,650
Monolithic Power Systems, Inc.	5,921	2,093,725
Motorola Solutions, Inc.	22,199	5,720,904
NetApp, Inc.	28,859	1,733,272
NVIDIA Corp.	330,594	48,313,007
NXP Semiconductors NV	34,405	5,437,022
ON Semiconductor Corp.*	57,412	3,580,786
Oracle Corp.	204,041	16,678,311
Paychex, Inc.	42,586	4,921,238
Paycom Software, Inc.*	6,454	2,002,741
PayPal Hldgs., Inc.*	151,360	10,779,859
PTC, Inc.*	14,036	1,684,881
Qorvo, Inc.*	13,461	1,220,105
QUALCOMM, Inc.	148,834	16,362,810
Roper Technologies, Inc.	14,080	6,083,827
Salesforce, Inc.*	132,769	17,603,842
Seagate Technology Hldgs. PLC	25,492	1,341,134
ServiceNow, Inc.*	26,819	10,413,013
Skyworks Solutions, Inc.	21,302	1,941,251
SolarEdge Technologies, Inc.*	7,421	2,102,147
Synopsys, Inc.*	20,302	6,482,226
TE Connectivity Ltd.	42,231	4,848,119
Teledyne Technologies, Inc.*	6,223	2,488,640
Teradyne, Inc.	20,680	1,806,398

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Texas Instruments, Inc.	120,497	$19,908,514
Trimble, Inc.*	32,744	1,655,537
Tyler Technologies, Inc.*	5,528	1,782,282
VeriSign, Inc.*	12,246	2,515,818
Visa, Inc. Cl A	217,079	45,100,333
Western Digital Corp.*	42,174	1,330,590
Zebra Technologies Corp. Cl A*	6,855	1,757,691

		1,098,032,492

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	29,448	9,077,641
Albemarle Corp.	15,554	3,373,040
Amcor PLC	197,695	2,354,547
Avery Dennison Corp.	10,750	1,945,750
Ball Corp.	41,679	2,131,464
Celanese Corp. Cl A	13,244	1,354,067
CF Industries Hldgs., Inc.	26,048	2,219,290
Corteva, Inc.	94,862	5,575,988
Dow, Inc.	93,437	4,708,290
DuPont de Nemours, Inc.	65,958	4,526,698
Eastman Chemical Co.	15,931	1,297,421
Ecolab, Inc.	32,900	4,788,924
FMC Corp.	16,724	2,087,155
Freeport-McMoRan, Inc.	189,770	7,211,260
International Flavors & Fragrances, Inc.	33,851	3,548,939
International Paper Co.	47,222	1,635,298
Linde PLC	65,638	21,409,803
LyondellBasell Industries NV Cl A	33,721	2,799,855
Martin Marietta Materials, Inc.	8,244	2,786,225
Mosaic Co.	45,205	1,983,143
Newmont Corp.	105,384	4,974,125
Nucor Corp.	34,061	4,489,580
Packaging Corp. of America	12,286	1,571,502
PPG Industries, Inc.	31,204	3,923,591
Sealed Air Corp.	19,206	957,995
Sherwin-Williams Co.	31,310	7,430,802
Steel Dynamics, Inc.	22,145	2,163,567
Vulcan Materials Co.	17,646	3,089,991
Westrock Co.	33,763	1,187,107

		116,603,058

REAL ESTATE (2.7%)
Alexandria Real Estate Equities, Inc.	19,825	2,887,908
American Tower Corp.	61,818	13,096,761
AvalonBay Communities, Inc.	18,574	3,000,072
Boston Properties, Inc.	18,939	1,279,898
Camden Property Trust	14,144	1,582,431
CBRE Group, Inc. Cl A*	41,948	3,228,318

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Crown Castle, Inc.	57,495	$7,798,622
Digital Realty Trust, Inc.	38,174	3,827,707
Equinix, Inc.	12,286	8,047,699
Equity Residential	45,158	2,664,322
Essex Property Trust, Inc.	8,597	1,821,876
Extra Space Storage, Inc.	17,781	2,617,008
Federal Realty Investment Trust	9,704	980,492
Healthpeak Properties, Inc.	71,368	1,789,196
Host Hotels & Resorts, Inc.	94,933	1,523,675
Invitation Homes, Inc.	77,117	2,285,748
Iron Mountain, Inc.	38,598	1,924,110
Kimco Realty Corp.	82,112	1,739,132
Mid-America Apartment Communities, Inc.	15,332	2,406,971
Prologis, Inc.	122,556	13,815,738
Public Storage	20,987	5,880,347
Realty Income Corp.	83,266	5,281,562
Regency Centers Corp.	20,448	1,278,000
SBA Communications Corp. Cl A	14,334	4,017,964
Simon Property Group, Inc.	43,408	5,099,572
UDR, Inc.	40,628	1,573,522
Ventas, Inc.	53,070	2,390,803
VICI Properties, Inc.	127,869	4,142,956
Vornado Realty Trust	21,388	445,084
Welltower, Inc.	62,736	4,112,345
Weyerhaeuser Co.	97,707	3,028,917

		115,568,756

UTILITIES (3.1%)
AES Corp.	88,683	2,550,523
Alliant Energy Corp.	33,328	1,840,039
Ameren Corp.	34,324	3,052,090

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
American Electric Power Co., Inc.	68,225	$6,477,964
American Water Works Co., Inc.	24,141	3,679,571
Atmos Energy Corp.	18,573	2,081,476
CenterPoint Energy, Inc.	83,583	2,506,654
CMS Energy Corp.	38,536	2,440,485
Consolidated Edison, Inc.	47,115	4,490,531
Constellation Energy Corp.	43,418	3,743,066
Dominion Energy, Inc.	110,633	6,784,015
DTE Energy Co.	25,723	3,023,224
Duke Energy Corp.	102,240	10,529,698
Edison International	50,701	3,225,598
Entergy Corp.	27,016	3,039,300
Evergy, Inc.	30,475	1,917,792
Eversource Energy	46,244	3,877,097
Exelon Corp.	131,938	5,703,680
FirstEnergy Corp.	72,115	3,024,503
NextEra Energy, Inc.	263,833	22,056,439
NiSource, Inc.	53,922	1,478,541
NRG Energy, Inc.	30,588	973,310
PG&E Corp.*	213,762	3,475,770
Pinnacle West Capital Corp.	15,021	1,142,197
PPL Corp.	97,760	2,856,547
Public Svc. Enterprise Group, Inc.	66,245	4,058,831
Sempra Energy	41,734	6,449,572
Southern Co.	144,542	10,321,744
WEC Energy Group, Inc.	41,880	3,926,669
Xcel Energy, Inc.	72,657	5,093,982

		135,820,908

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $2,643,049,956) 98.5%		4,266,246,321

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill	A-1+	3.65	01/17/23	$6,000,000	$5,990,279
U.S. Treasury Bill (1)	A-1+	4.04	01/24/23	8,600,000	8,577,926
U.S. Treasury Bill	A-1+	4.05	02/21/23	25,500,000	25,354,540

					39,922,745

U.S. GOVERNMENT AGENCIES (0.2%)
FHLB	A-1+	3.40	01/04/23	6,000,000	5,998,300
FHLB	A-1+	4.27	02/10/23	1,280,000	1,273,970

					7,272,270

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $47,195,015) 1.1%					47,195,015

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		3.59	01/03/23	$2,110,236	$2,110,236

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,110,236) 0.1%					2,110,236

TOTAL INVESTMENTS (Cost: $2,692,355,207) 99.7%					4,315,551,572

OTHER NET ASSETS 0.3%					14,719,504

NET ASSETS 100.0%					$4,330,271,076

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (5.0%)
Activision Blizzard, Inc.	3,644	$278,948
Alphabet, Inc. Cl A*	30,560	2,696,309
Alphabet, Inc. Cl C*	27,090	2,403,696
AT&T, Inc.	36,464	671,302
Charter Communications, Inc. Cl A*	550	186,505
Comcast Corp. Cl A	22,072	771,858
DISH Network Corp. Cl A*	1,286	18,055
EchoStar Corp. Cl A*	11,784	196,557
Electronic Arts, Inc.	1,342	163,966
Fox Corp. Cl A	11,150	338,626
Fox Corp. Cl B	713	20,285
Interpublic Group of Cos., Inc.	1,988	66,220
Iridium Communications, Inc.*	3,865	198,661
Live Nation Entertainment, Inc.*	731	50,980
Lumen Technologies, Inc.	4,870	25,421
Match Group, Inc.*	1,429	59,289
Meta Platforms, Inc. Cl A*	11,505	1,384,512
Netflix, Inc.*	2,277	671,442
News Corp. Cl A	1,956	35,599
News Corp. Cl B	603	11,119
Omnicom Group, Inc.	1,043	85,078
Paramount Global Cl B	2,584	43,618
Take-Two Interactive Software, Inc.*	5,831	607,182
TEGNA, Inc.	35,039	742,476
T-Mobile US, Inc.*	3,055	427,700
Verizon Communications, Inc.	21,488	846,627
Walt Disney Co.*	9,327	810,330
Warner Bros Discovery, Inc.*	20,887	198,009

		14,010,370

CONSUMER DISCRETIONARY (9.9%)
Advance Auto Parts, Inc.	308	45,285
Amazon.com, Inc.*	45,410	3,814,440
Aptiv PLC*	3,151	293,453
AutoZone, Inc.*	553	1,363,798
Bath & Body Works, Inc.	1,168	49,220
Best Buy Co., Inc.	1,025	82,215
Bloomin’ Brands, Inc.	36,182	727,982
Booking Hldgs., Inc.*	198	399,025
BorgWarner, Inc.	1,198	48,219
Bright Horizons Family Solutions, Inc.*	2,480	156,488
Burlington Stores, Inc.*	699	141,729
Caesars Entertainment, Inc.*	6,201	257,962
Capri Hldgs. Ltd.*	11,780	675,230
CarMax, Inc.*	808	49,199
Carnival Corp.*	5,124	41,299
Chipotle Mexican Grill, Inc. Cl A*	142	197,024
Darden Restaurants, Inc.	4,179	578,081
Dollar General Corp.	1,154	284,172

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Dollar Tree, Inc.*	1,077	$152,331
Domino’s Pizza, Inc.	182	63,045
DR Horton, Inc.	1,601	142,713
eBay, Inc.	2,776	115,121
Etsy, Inc.*	643	77,019
Everi Hldgs., Inc.*	14,469	207,630
Expedia Group, Inc.*	770	67,452
Five Below, Inc.*	4,829	854,105
Ford Motor Co.	20,208	235,019
Fox Factory Hldg. Corp.*	2,242	204,538
Garmin Ltd.	784	72,355
General Motors Co.	7,269	244,529
Genuine Parts Co.	721	125,101
Golden Entertainment, Inc.*	16,853	630,302
Hanesbrands, Inc.	16,490	104,876
Hasbro, Inc.	664	40,511
Hilton Worldwide Hldgs., Inc.	1,384	174,882
Home Depot, Inc.	5,238	1,654,475
Las Vegas Sands Corp.*	1,681	80,806
Lennar Corp. Cl A	1,303	117,922
Lithia Motors, Inc. Cl A	1,167	238,932
LKQ Corp.	1,299	69,380
Lowe’s Cos., Inc.	3,176	632,786
Marriott International, Inc. Cl A	1,377	205,022
Marriott Vacations Worldwide Corp.	10,077	1,356,263
McDonald’s Corp.	3,747	987,447
MGM Resorts International	1,631	54,687
Mohawk Industries, Inc.*	270	27,599
Murphy USA, Inc.	834	233,136
Newell Brands, Inc.	1,926	25,192
NIKE, Inc. Cl B	6,445	754,129
Norwegian Cruise Line Hldgs. Ltd.*	2,156	26,389
NVR, Inc.*	100	461,258
Ollie’s Bargain Outlet Hldgs., Inc.*	13,627	638,289
O’Reilly Automotive, Inc.*	321	270,934
Pool Corp.	200	60,466
PulteGroup, Inc.	1,166	53,088
Ralph Lauren Corp. Cl A	211	22,296
Ross Stores, Inc.	1,776	206,140
Royal Caribbean Cruises Ltd.*	1,123	55,510
Skyline Champion Corp.*	2,801	144,280
Sonic Automotive, Inc. Cl A	15,540	765,656
Starbucks Corp.	5,873	582,602
Steven Madden Ltd.	10,164	324,841
Tapestry, Inc.	1,233	46,953
Target Corp.	2,355	350,989
Taylor Morrison Home Corp. Cl A*	23,334	708,187
Tesla, Inc.*	13,733	1,691,631
TJX Cos., Inc.	5,940	472,824
Tractor Supply Co.	3,593	808,317
Ulta Beauty, Inc.*	263	123,365

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
VF Corp.	1,690	$46,661
Whirlpool Corp.	279	39,467
Williams-Sonoma, Inc.	2,121	243,745
Wynn Resorts Ltd.*	528	43,544
XPEL, Inc.*	5,392	323,844
Yum! Brands, Inc.	1,441	184,563

		27,849,965

CONSUMER STAPLES (5.7%)
Altria Group, Inc.	9,169	419,115
Archer-Daniels-Midland Co.	2,811	261,001
BJ’s Wholesale Club Hldgs., Inc.*	3,153	208,602
Boston Beer Co., Inc. Cl A*	1,277	420,797
Brown-Forman Corp. Cl B	936	61,476
Campbell Soup Co.	1,028	58,339
Church & Dwight Co., Inc.	7,348	592,322
Clorox Co.	631	88,548
Coca-Cola Co.	19,913	1,266,666
Colgate-Palmolive Co.	4,273	336,670
Conagra Brands, Inc.	2,452	94,892
Constellation Brands, Inc. Cl A	4,387	1,016,687
Costco Wholesale Corp.	2,265	1,033,973
Crimson Wine Group Ltd.*	38,405	215,452
Estee Lauder Cos., Inc. Cl A	1,183	293,514
Freshpet, Inc.*	8,256	435,669
General Mills, Inc.	3,037	254,652
Hershey Co.	752	174,141
Hormel Foods Corp.	1,481	67,460
J M Smucker Co.	545	86,361
Kellogg Co.	1,310	93,324
Keurig Dr Pepper, Inc.	4,348	155,050
Kimberly-Clark Corp.	1,727	234,440
Kraft Heinz Co.	4,074	165,853
Kroger Co.	3,333	148,585
Lamb Weston Hldgs., Inc.	736	65,769
McCormick & Co., Inc.	1,282	106,265
Molson Coors Beverage Co. Cl B	962	49,562
Mondelez International, Inc. Cl A	6,987	465,684
Monster Beverage Corp.*	1,949	197,882
PepsiCo, Inc.	7,049	1,273,472
Philip Morris International, Inc.	7,931	802,697
Procter & Gamble Co.	12,124	1,837,513
Sysco Corp.	2,593	198,235
TreeHouse Foods, Inc.*	34,112	1,684,451
Tyson Foods, Inc. Cl A	1,482	92,255
Walgreens Boots Alliance, Inc.	3,672	137,186
Walmart, Inc.	7,221	1,023,866

		16,118,426

	Shares	Value
COMMON STOCKS (CONTINUED):
ENERGY (6.0%)
APA Corp.	1,645	$76,789
Baker Hughes Co. Cl A	31,785	938,611
ChampionX Corp.	36,228	1,050,250
Cheniere Energy, Inc.	5,050	757,298
Chesapeake Energy Corp.	10,343	976,069
Chevron Corp.	9,102	1,633,718
ConocoPhillips	6,375	752,250
Coterra Energy, Inc.	4,034	99,115
Devon Energy Corp.	18,009	1,107,734
Diamondback Energy, Inc.	900	123,102
EOG Resources, Inc.	3,005	389,208
EQT Corp.	19,209	649,841
Exxon Mobil Corp.	21,070	2,324,021
Halliburton Co.	4,646	182,820
Hess Corp.	2,959	419,645
Kinder Morgan, Inc.	10,120	182,970
Magnolia Oil & Gas Corp. Cl A	7,309	171,396
Marathon Oil Corp.	3,249	87,950
Marathon Petroleum Corp.	2,398	279,103
MPLX LP*	4,160	136,614
Northern Oil & Gas, Inc.	14,738	454,225
Occidental Petroleum Corp.	3,720	234,323
ONEOK, Inc.	2,287	150,256
Ovintiv, Inc.	9,252	469,169
PDC Energy, Inc.	9,444	599,505
Phillips 66	2,418	251,665
Pioneer Natural Resources Co.	1,216	277,722
Schlumberger Ltd.	7,255	387,852
SM Energy Co.	6,933	241,476
Southwestern Energy Co.*	57,376	335,650
Targa Resources Corp.	1,158	85,113
Valero Energy Corp.	1,972	250,168
Williams Cos., Inc.	21,482	706,758

		16,782,386

FINANCIALS (12.9%)
Aflac, Inc.	2,895	208,266
Allstate Corp.	1,357	184,009
American Equity Investment Life Hldg. Co.	6,192	282,479
American Express Co.	3,058	451,819
American Financial Group, Inc.	3,514	482,402
American International Group, Inc.	3,801	240,375
Ameriprise Financial, Inc.	4,632	1,442,266
Aon PLC Cl A	1,058	317,548
Arch Capital Group Ltd.*	1,892	118,780
Argo Group International Hldgs. Ltd.	4,988	128,940
Arthur J. Gallagher & Co.	1,079	203,435
Assurant, Inc.	271	33,891
Bank of America Corp.	35,709	1,182,682
Bank of Marin Bancorp	4,366	143,554

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Bank of New York Mellon Corp.	3,763	$171,292
Banner Corp.	7,914	500,165
Berkshire Hathaway, Inc. Cl B*	9,218	2,847,440
BlackRock, Inc. Cl A	768	544,228
Brookline Bancorp, Inc.	23,221	328,577
Brown & Brown, Inc.	9,872	562,408
Capital One Financial Corp.	1,953	181,551
Cboe Global Markets, Inc.	543	68,130
Charles Schwab Corp.	7,804	649,761
Chubb Ltd.	2,124	468,554
Cincinnati Financial Corp.	804	82,322
Citigroup, Inc.	9,910	448,229
Citizens Financial Group, Inc.	2,520	99,212
CME Group, Inc. Cl A	1,840	309,414
Comerica, Inc.	670	44,789
Dime Community Bancshares, Inc.	5,991	190,694
Discover Financial Svcs.	3,092	302,490
Eastern Bankshares, Inc.	34,870	601,507
Ellington Financial, Inc.	23,815	294,592
Enterprise Financial Svcs. Corp.	9,598	469,918
Essent Group Ltd.	10,353	402,525
Everest Re Group Ltd.	1,039	344,190
FactSet Research Systems, Inc.	195	78,236
Fifth Third Bancorp	19,726	647,210
First Financial Bankshares, Inc.	7,234	248,850
First Interstate BancSystem, Inc. Cl A	13,793	533,099
First Republic Bank	4,352	530,465
Franklin Resources, Inc.	1,453	38,330
Glacier Bancorp, Inc.	5,052	249,670
Globe Life, Inc.	463	55,815
Goldman Sachs Group, Inc.	1,733	595,078
Goosehead Insurance, Inc. Cl A*	2,384	81,867
Green Dot Corp. Cl A*	16,710	264,352
Hancock Whitney Corp.	10,279	497,401
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,257	65,408
Hartford Financial Svcs. Group, Inc.	13,056	990,036
Home BancShares, Inc.	17,011	387,681
Houlihan Lokey, Inc. Cl A	2,384	207,789
Huntington Bancshares, Inc.	7,381	104,072
Intercontinental Exchange, Inc.	2,858	293,202
Invesco Ltd.	2,327	41,863
iShares Micro-Cap ETF	2,166	233,560
iShares Russell 2000 Growth ETF	290	62,211
iShares Russell Mid-Cap ETF	2,791	188,253
JPMorgan Chase & Co.	15,007	2,012,439

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
KeyCorp.	17,508	$304,989
Lincoln National Corp.	788	24,207
Loews Corp.	1,008	58,797
M&T Bank Corp.	883	128,088
MarketAxess Hldgs., Inc.	193	53,826
Marsh & McLennan Cos., Inc.	2,538	419,988
MetLife, Inc.	3,372	244,032
Metropolitan Bank Hldg. Corp.*	3,230	189,504
Moelis & Co. Cl A	3,715	142,545
Moody’s Corp.	806	224,568
Morgan Stanley	6,745	573,460
MSCI, Inc. Cl A	1,130	525,642
Nasdaq, Inc.	1,734	106,381
Northern Trust Corp.	1,066	94,330
PNC Financial Svcs. Group, Inc.	2,064	325,988
Primerica, Inc.	5,768	818,018
Principal Financial Group, Inc.	1,164	97,683
Progressive Corp.	2,993	388,222
Prudential Financial, Inc.	1,883	187,283
Raymond James Financial, Inc.	5,013	535,639
Regions Financial Corp.	4,781	103,078
Reinsurance Group of America, Inc.	1,509	214,414
RLI Corp.	2,512	329,750
S&P Global, Inc.	1,704	570,738
Selective Insurance Group, Inc.	5,487	486,203
Signature Bank	1,267	145,984
Starwood Property Trust, Inc.	21,041	385,682
State Street Corp.	1,877	145,599
Stifel Financial Corp.	2,466	143,940
Stock Yards Bancorp, Inc.	6,202	403,006
SVB Financial Group*	2,241	515,744
Synchrony Financial	5,923	194,630
T. Rowe Price Group, Inc.	1,143	124,656
Travelers Cos., Inc.	1,199	224,800
TriCo Bancshares	5,871	299,362
Truist Financial Corp.	6,788	292,088
U.S. Bancorp	6,918	301,694
UMB Financial Corp.	4,239	354,041
Voya Financial, Inc.	8,125	499,606
Webster Financial Corp.	6,589	311,923
Wells Fargo & Co.	19,496	804,990
Willis Towers Watson PLC	554	135,497
WR Berkley Corp.	1,046	75,908
Zions Bancorporation	2,772	136,272

		36,382,116

HEALTH CARE (14.2%)
Abbott Laboratories	8,921	979,437
AbbVie, Inc.	9,048	1,462,247
Addus HomeCare Corp.*	3,154	313,791
Agilent Technologies, Inc.	6,804	1,018,219

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Align Technology, Inc.*	1,129	$238,106
Alnylam Pharmaceuticals, Inc.*	1,074	255,236
AmerisourceBergen Corp. Cl A	829	137,374
Amgen, Inc.	2,730	717,007
Amicus Therapeutics, Inc.*	11,478	140,146
AMN Healthcare Svcs., Inc.*	2,634	270,828
Amphastar Pharmaceuticals, Inc.*	6,072	170,137
Apellis Pharmaceuticals, Inc.*	1,579	81,650
Arrowhead Pharmaceuticals, Inc.*	2,904	117,786
Axsome Therapeutics, Inc.*	2,206	170,149
Baxter International, Inc.	2,579	131,452
Beam Therapeutics, Inc.*	1,561	61,051
Becton Dickinson & Co.	1,459	371,024
BioCryst Pharmaceuticals, Inc.*	21,683	248,921
Biogen, Inc.*	1,326	367,196
Bio-Rad Laboratories, Inc. Cl A*	110	46,254
Bio-Techne Corp.	803	66,553
Blueprint Medicines Corp.*	2,135	93,534
Boston Scientific Corp.*	7,328	339,067
Bristol-Myers Squibb Co.	10,878	782,672
Cardinal Health, Inc.	1,341	103,083
Catalent, Inc.*	921	41,454
Centene Corp.*	5,766	472,870
Charles River Laboratories International, Inc.*	260	56,654
Chemed Corp.	570	290,945
Cigna Corp.	1,564	518,216
Collegium Pharmaceutical, Inc.*	7,734	179,429
CONMED Corp.	2,067	183,219
Cooper Cos., Inc.	252	83,329
Corcept Therapeutics, Inc.*	5,269	107,013
CVS Health Corp.	6,723	626,516
Danaher Corp.	3,352	889,688
DaVita, Inc.*	282	21,057
DENTSPLY SIRONA, Inc.	1,100	35,024
Dexcom, Inc.*	4,207	476,401
Edwards Lifesciences Corp.*	3,163	235,991
Elevance Health, Inc.	1,222	626,849
Eli Lilly & Co.	4,035	1,476,164
Emergent BioSolutions, Inc.*	3,526	41,642
Encompass Health Corp.	7,524	450,010
Envista Hldgs. Corp.*	6,417	216,060
Exact Sciences Corp.*	2,228	110,308
Gilead Sciences, Inc.	6,417	550,899
Halozyme Therapeutics, Inc.*	4,647	264,414
HCA Healthcare, Inc.	1,085	260,357
Henry Schein, Inc.*	694	55,430
Hologic, Inc.*	1,277	95,532
Horizon Therapeutics PLC*	3,360	382,368
Humana, Inc.	988	506,044

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
IDEXX Laboratories, Inc.*	943	$384,706
Illumina, Inc.*	805	162,771
Incyte Corp.*	945	75,902
Insmed, Inc.*	6,461	129,091
Inspire Medical Systems, Inc.*	1,066	268,504
Insulet Corp.*	849	249,937
Intuitive Surgical, Inc.*	1,808	479,753
IQVIA Hldgs., Inc.*	950	194,645
iRhythm Technologies, Inc.*	1,653	154,837
Johnson & Johnson	13,377	2,363,047
Karuna Therapeutics, Inc.*	930	182,745
Krystal Biotech, Inc.*	1,512	119,781
Laboratory Corp. of America Hldgs.	1,917	451,415
LeMaitre Vascular, Inc.	2,417	111,230
Madrigal Pharmaceuticals, Inc.*	907	263,257
McKesson Corp.	725	271,962
Medpace Hldgs., Inc.*	538	114,277
Medtronic PLC	6,800	528,496
Merck & Co., Inc.	12,972	1,439,243
Mettler-Toledo International, Inc.*	398	575,289
Moderna, Inc.*	1,690	303,558
ModivCare, Inc.*	1,860	166,898
Molina Healthcare, Inc.*	299	98,736
NanoString Technologies, Inc.*	6,524	51,996
Neogen Corp.*	6,619	100,807
NextGen Healthcare, Inc.*	32,851	616,942
Omnicell, Inc.*	2,591	130,638
Organon & Co.	1,301	36,337
OrthoPediatrics Corp.*	3,711	147,438
Penumbra, Inc.*	861	191,538
PerkinElmer, Inc.	646	90,582
Pfizer, Inc.	28,719	1,471,562
Quest Diagnostics, Inc.	583	91,205
QuidelOrtho Corp.*	4,846	415,157
Regeneron Pharmaceuticals, Inc.*	548	395,377
Repligen Corp.*	960	162,538
ResMed, Inc.	749	155,889
SeaSpine Hldgs. Corp.*	21,443	179,049
Shockwave Medical, Inc.*	1,099	225,965
Silk Road Medical, Inc.*	3,726	196,919
Simulations Plus, Inc.	4,109	150,266
STAAR Surgical Co.*	1,991	96,643
STERIS PLC	511	94,377
Stryker Corp.	1,723	421,256
Supernus Pharmaceuticals, Inc.*	20,383	727,062
Syneos Health, Inc. Cl A*	8,435	309,396
Tactile Systems Technology, Inc.*	8,986	103,159
Teleflex, Inc.	240	59,911
Tenet Healthcare Corp.*	4,460	217,603

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Thermo Fisher Scientific, Inc.	2,007	$1,105,235
Ultragenyx Pharmaceutical, Inc.*	2,714	125,740
UnitedHealth Group, Inc.	4,780	2,534,260
Universal Health Svcs., Inc. Cl B	329	46,353
Veeva Systems, Inc. Cl A*	1,601	258,369
Vericel Corp.*	9,922	261,345
Vertex Pharmaceuticals, Inc.*	1,313	379,168
Viatris, Inc.	6,204	69,051
Waters Corp.*	304	104,144
West Pharmaceutical Svcs., Inc.	379	89,198
Xencor, Inc.*	2,939	76,532
Zimmer Biomet Hldgs., Inc.	6,386	814,215
Zoetis, Inc. Cl A	2,385	349,522

		40,079,627

INDUSTRIALS (12.3%)
3M Co.	2,828	339,134
Advanced Drainage Systems, Inc.	3,368	276,075
Alaska Air Group, Inc.*	12,041	517,041
Allegion PLC	449	47,262
American Airlines Group, Inc.*	3,325	42,294
AMETEK, Inc.	1,175	164,171
AO Smith Corp.	649	37,149
Arcosa, Inc.	6,640	360,818
Atkore, Inc.*	2,133	241,925
Axon Enterprise, Inc.*	2,951	489,659
Bloom Energy Corp. Cl A*	9,591	183,380
Boeing Co.*	2,866	545,944
Builders FirstSource, Inc.*	7,426	481,799
Carlisle Cos., Inc.	3,035	715,198
Carrier Global Corp.	4,279	176,509
Casella Waste Systems, Inc. Cl A*	3,010	238,723
Caterpillar, Inc.	2,663	637,948
CH Robinson Worldwide, Inc.	602	55,119
Chart Industries, Inc.*	2,967	341,887
Cintas Corp.	442	199,616
Clean Harbors, Inc.*	5,445	621,383
Copart, Inc.*	2,192	133,471
CoStar Group, Inc.*	2,081	160,820
Crane Hldgs. Co.	4,336	435,551
CSX Corp.	10,757	333,252
Cummins, Inc.	722	174,933
Deere & Co.	1,405	602,408
Delta Air Lines, Inc.*	3,281	107,814
Deluxe Corp.	21,522	365,444
Dover Corp.	6,102	826,272
Ducommun, Inc.*	6,724	335,931
Eaton Corp. PLC	2,035	319,393
EMCOR Group, Inc.	3,697	547,563
Emerson Electric Co.	3,025	290,581
Encore Wire Corp.	1,350	185,706

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
EnPro Industries, Inc.	6,227	$676,813
Equifax, Inc.	626	121,669
ESCO Technologies, Inc.	10,197	892,645
Expeditors International of Washington, Inc.	814	84,591
Fastenal Co.	2,930	138,648
Federal Signal Corp.	11,835	549,972
FedEx Corp.	1,225	212,170
Fortive Corp.	1,810	116,292
Franklin Electric Co., Inc.	3,585	285,904
Generac Hldgs., Inc.*	1,993	200,615
General Dynamics Corp.	1,152	285,823
General Electric Co.	5,590	468,386
Graco, Inc.	5,188	348,945
HEICO Corp. Cl A	2,052	245,932
Honeywell International, Inc.	3,440	737,192
Howmet Aerospace, Inc.	1,884	74,248
Huntington Ingalls Industries, Inc.	205	47,289
Huron Consulting Group, Inc.*	3,854	279,800
ICF International, Inc.	7,858	778,335
IDEX Corp.	386	88,135
Illinois Tool Works, Inc.	1,430	315,029
Ingersoll Rand, Inc.	2,072	108,262
Jacobs Solutions, Inc.	3,483	418,204
JB Hunt Transport Svcs., Inc.	424	73,929
Johnson Controls International PLC	3,524	225,536
KBR, Inc.	19,814	1,046,179
Korn Ferry	3,822	193,470
L-3 Harris Technologies, Inc.	2,203	458,687
Leidos Hldgs., Inc.	2,264	238,150
Lockheed Martin Corp.	1,193	580,383
Masco Corp.	1,154	53,857
Masonite International Corp.*	2,383	192,094
Mercury Systems, Inc.*	4,651	208,086
Miller Industries, Inc.	18,186	484,839
Mueller Industries, Inc.	22,975	1,355,525
Nordson Corp.	276	65,611
Norfolk Southern Corp.	1,184	291,761
Northrop Grumman Corp.	740	403,751
Old Dominion Freight Line, Inc.	3,200	908,096
Oshkosh Corp.	2,176	191,901
Otis Worldwide Corp.	2,131	166,879
PACCAR, Inc.	1,779	176,068
Parker-Hannifin Corp.	657	191,187
Pentair PLC	842	37,873
Quanta Svcs., Inc.	4,120	587,100
Raytheon Technologies Corp.	7,521	759,019
Republic Svcs., Inc. Cl A	1,051	135,568
Robert Half International, Inc.	555	40,976
Rockwell Automation, Inc.	588	151,451
Rollins, Inc.	1,184	43,263
Saia, Inc.*	745	156,212

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Snap-on, Inc.	272	$62,149
Southwest Airlines Co.*	3,038	102,289
Stanley Black & Decker, Inc.	2,490	187,049
Textron, Inc.	1,068	75,614
Trane Technologies PLC	1,178	198,010
TransDigm Group, Inc.	264	166,228
TransUnion	3,541	200,952
Trex Co., Inc.*	8,625	365,096
UFP Industries, Inc.	9,798	776,491
Union Pacific Corp.	3,146	651,442
United Airlines Hldgs., Inc.*	1,673	63,072
United Parcel Svc., Inc. Cl B	3,734	649,119
United Rentals, Inc.*	355	126,174
Univar Solutions, Inc.*	22,462	714,292
Verisk Analytics, Inc. Cl A	800	141,136
Vicor Corp.*	2,362	126,957
VSE Corp.	12,122	568,279
Waste Management, Inc.	1,911	299,798
Werner Enterprises, Inc.	7,406	298,166
Westinghouse Air Brake Technologies Corp.	930	92,823
WW Grainger, Inc.	231	128,494
Xylem, Inc.	922	101,946

		34,520,099

INFORMATION TECHNOLOGY (19.9%)
Accenture PLC Cl A	3,224	860,292
Adeia, Inc.	21,442	203,270
Adobe, Inc.*	2,379	800,605
Advanced Micro Devices, Inc.*	8,249	534,288
Akamai Technologies, Inc.*	804	67,777
Altair Engineering, Inc. Cl A*	3,125	142,094
Amphenol Corp. Cl A	8,602	654,956
Analog Devices, Inc.	2,632	431,727
ANSYS, Inc.*	446	107,749
Apple, Inc.	76,507	9,940,555
Applied Materials, Inc.	4,402	428,667
Arista Networks, Inc.*	1,266	153,629
Arteris, Inc.*	11,994	51,574
Autodesk, Inc.*	1,104	206,304
Automatic Data Processing, Inc.	2,122	506,861
Blackline, Inc.*	2,041	137,298
Broadcom, Inc.	2,072	1,158,517
Broadridge Financial Solutions, Inc.	602	80,746
Cadence Design Systems, Inc.*	1,403	225,378
Calix, Inc.*	1,984	135,765
Cambium Networks Corp.*	10,303	223,266
CDW Corp.	693	123,756
Ceridian HCM Hldg., Inc.*	786	50,422
Ciena Corp.*	4,613	235,171
Cisco Systems, Inc.	21,007	1,000,773
Cognizant Technology Solutions Corp. Cl A	2,629	150,353

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Coherent Corp.*	4,396	$154,300
Cohu, Inc.*	5,770	184,928
Corning, Inc.	3,895	124,406
Credo Technology Group Hldg. Ltd.*	10,115	134,631
CyberArk Software Ltd.*	2,937	380,782
Digi International, Inc.*	3,225	117,874
Domo, Inc. Cl B*	8,426	119,986
DXC Technology Co.*	18,647	494,146
Enphase Energy, Inc.*	695	184,147
EPAM Systems, Inc.*	1,413	463,097
Euronet Worldwide, Inc.*	8,626	814,122
ExlService Hldgs., Inc.*	1,114	188,745
F5, Inc.*	306	43,914
Fabrinet*	1,571	201,434
Fidelity National Information Svcs., Inc.	3,036	205,993
First Solar, Inc.*	507	75,944
Fiserv, Inc.*	3,249	328,376
Five9, Inc.*	8,120	551,023
FleetCor Technologies, Inc.*	378	69,431
ForgeRock, Inc. Cl A*	5,986	136,301
Fortinet, Inc.*	3,318	162,217
Gartner, Inc.*	404	135,801
Gen Digital, Inc.	2,966	63,561
Global Payments, Inc.	1,383	137,360
Globant S.A.*	1,168	196,411
Grid Dynamics Hldgs., Inc.*	7,620	85,496
Guidewire Software, Inc.*	1,817	113,672
Hewlett Packard Enterprise Co.	22,271	355,445
HP, Inc.	4,529	121,694
Intel Corp.	21,115	558,069
International Business Machines Corp.	4,626	651,757
Intuit, Inc.	1,442	561,255
Jack Henry & Associates, Inc.	373	65,484
Juniper Networks, Inc.	1,661	53,086
Keysight Technologies, Inc.*	915	156,529
KLA Corp.	725	273,347
Lam Research Corp.	698	293,369
LivePerson, Inc.*	7,797	79,062
Mastercard, Inc. Cl A	4,343	1,510,191
Maximus, Inc.	2,533	185,745
MaxLinear, Inc. Cl A*	12,463	423,119
Microchip Technology, Inc.	7,794	547,529
Micron Technology, Inc.	5,562	277,989
Microsoft Corp.	38,139	9,146,495
MKS Instruments, Inc.	1,525	129,213
Model N, Inc.*	2,445	99,169
MongoDB, Inc. Cl A*	704	138,575
Monolithic Power Systems, Inc.	1,192	421,503
Motorola Solutions, Inc.	1,999	515,162
NetApp, Inc.	1,112	66,787
nLight, Inc.*	2,979	30,207

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Novanta, Inc.*	2,497	$339,267
NVIDIA Corp.	12,740	1,861,824
NXP Semiconductors N.V.	1,326	209,548
Okta, Inc. Cl A*	2,569	175,540
ON Semiconductor Corp.*	2,212	137,962
Onto Innovation, Inc.*	1,843	125,490
Oracle Corp.	7,863	642,722
Palo Alto Networks, Inc.*	2,508	349,966
Paychex, Inc.	1,641	189,634
Paycom Software, Inc.*	249	77,267
PayPal Hldgs., Inc.*	5,833	415,426
PDF Solutions, Inc.*	6,017	171,605
Perficient, Inc.*	3,816	266,471
PTC, Inc.*	4,578	549,543
Q2 Hldgs., Inc.*	2,801	75,263
Qorvo, Inc.*	519	47,042
QUALCOMM, Inc.	5,735	630,506
Qualys, Inc.*	927	104,037
Rapid7, Inc.*	4,612	156,716
Roper Technologies, Inc.	543	234,625
Salesforce, Inc.*	5,116	678,330
Seagate Technology Hldgs. PLC	982	51,663
Sequans Communications S.A.*	8,644	28,698
ServiceNow, Inc.*	1,033	401,083
Silicon Laboratories, Inc.*	1,216	164,975
Skyworks Solutions, Inc.	821	74,818
SolarEdge Technologies, Inc.*	286	81,015
Splunk, Inc.*	2,920	251,383
Synaptics, Inc.*	1,876	178,520
Synopsys, Inc.*	1,662	530,660
TE Connectivity Ltd.	1,627	186,780
Teledyne Technologies, Inc.*	2,039	815,416
Tenable Hldgs., Inc.*	3,990	152,219
Teradyne, Inc.	5,734	500,865
Texas Instruments, Inc.	4,643	767,116
Trimble, Inc.*	1,262	63,807
Tyler Technologies, Inc.*	214	68,996
Varonis Systems, Inc. Cl B*	5,046	120,801
VeriSign, Inc.*	472	96,968
Viasat, Inc.*	18,571	587,772
Visa, Inc. Cl A	8,365	1,737,912
Western Digital Corp.*	1,625	51,269
Xperi, Inc.*	8,577	73,848
Zebra Technologies Corp. Cl A*	265	67,949
Zuora, Inc. Cl A*	33,312	211,864

		55,845,853

MATERIALS (4.3%)
Air Products & Chemicals, Inc.	1,135	349,875
Albemarle Corp.	1,357	294,279
Amcor PLC	7,618	90,730
Ashland, Inc.	9,057	973,899

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
ATI, Inc.*	5,722	$170,859
Avery Dennison Corp.	414	74,934
Avient Corp.	9,067	306,102
Ball Corp.	1,606	82,131
Celanese Corp. Cl A	510	52,142
CF Industries Hldgs., Inc.	1,004	85,541
Corteva, Inc.	3,656	214,900
Crown Hldgs., Inc.	16,466	1,353,670
Dow, Inc.	3,601	181,454
DuPont de Nemours, Inc.	2,542	174,458
Eastman Chemical Co.	614	50,004
Ecolab, Inc.	1,268	184,570
FMC Corp.	4,760	594,048
Freeport-McMoRan, Inc.	10,488	398,544
Innospec, Inc.	3,509	360,936
International Flavors & Fragrances, Inc.	1,304	136,711
International Paper Co.	1,820	63,027
Kaiser Aluminum Corp.	6,767	514,021
Linde PLC	2,529	824,909
Livent Corp.*	5,507	109,424
LyondellBasell Industries N.V. Cl A	1,299	107,856
Martin Marietta Materials, Inc.	318	107,475
Materion Corp.	9,825	859,786
Mosaic Co.	1,742	76,422
Newmont Corp.	6,946	327,851
Nucor Corp.	1,313	173,067
Orion Engineered Carbons S.A.	10,421	185,598
Packaging Corp. of America	2,475	316,577
PPG Industries, Inc.	2,578	324,158
Sealed Air Corp.	740	36,911
Sherwin-Williams Co.	1,207	286,457
Steel Dynamics, Inc.	3,883	379,369
Stepan Co.	1,616	172,039
Valvoline, Inc.	15,815	516,360
Vulcan Materials Co.	2,476	433,572
Westrock Co.	1,301	45,743

		11,990,409

REAL ESTATE (3.8%)
Alexander’s, Inc.	581	127,855
Alexandria Real Estate Equities, Inc.	2,498	363,884
American Tower Corp.	2,382	504,651
Apartment Income REIT Corp.	3,767	129,246
Apartment Investment & Management Co. Cl A	23,119	164,607
AvalonBay Communities, Inc.	1,778	287,183
Boston Properties, Inc.	730	49,333
Brandywine Realty Trust	11,249	69,181
Camden Property Trust	3,067	343,136
CBRE Group, Inc. Cl A*	1,616	124,367
Cousins Properties, Inc.	7,613	192,533
Crown Castle, Inc.	2,216	300,578

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
CTO Realty Growth, Inc.	6,227	$113,830
Digital Realty Trust, Inc.	1,471	147,497
Easterly Government Properties, Inc. Cl A	15,629	223,026
EastGroup Properties, Inc.	1,220	180,633
Equinix, Inc.	473	309,829
Equity Commonwealth	11,462	286,206
Equity Residential	1,740	102,660
Essex Property Trust, Inc.	332	70,358
Extra Space Storage, Inc.	685	100,818
Federal Realty Investment Trust	374	37,789
Gaming & Leisure Properties, Inc.	3,902	203,255
Healthpeak Properties, Inc.	2,750	68,943
Highwoods Properties, Inc.	6,035	168,859
Host Hotels & Resorts, Inc.	29,258	469,591
Invitation Homes, Inc.	2,972	88,090
Iron Mountain, Inc.	1,487	74,127
Kilroy Realty Corp.	6,289	243,196
Kimco Realty Corp.	3,164	67,014
Life Storage, Inc.	1,572	154,842
LXP Industrial Trust	19,487	195,260
Mid-America Apartment Communities, Inc.	591	92,781
PotlatchDeltic Corp.	9,067	398,857
Prologis, Inc.	4,723	532,424
Public Storage	809	226,674
Realty Income Corp.	7,124	451,875
Regency Centers Corp.	788	49,250
Sabra Health Care REIT, Inc.	21,716	269,930
SBA Communications Corp. Cl A	2,236	626,773
Simon Property Group, Inc.	1,673	196,544
Sun Communities, Inc.	1,879	268,697
UDR, Inc.	1,566	60,651
Ventas, Inc.	2,045	92,127
VICI Properties, Inc.	4,928	159,667
Vornado Realty Trust	824	17,147
Welltower, Inc.	9,593	628,821
Weyerhaeuser Co.	12,388	384,028
Xenia Hotels & Resorts, Inc.	12,807	168,796

		10,587,419

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (4.0%)
AES Corp.	11,880	$341,669
Alliant Energy Corp.	1,284	70,890
Ameren Corp.	5,039	448,068
American Electric Power Co., Inc.	2,629	249,624
American Water Works Co., Inc.	930	141,751
Atmos Energy Corp.	2,221	248,907
Avista Corp.	6,379	282,845
Black Hills Corp.	5,828	409,942
CenterPoint Energy, Inc.	3,221	96,598
Chesapeake Utilities Corp.	2,407	284,459
CMS Energy Corp.	1,485	94,045
Consolidated Edison, Inc.	1,816	173,083
Constellation Energy Corp.	1,673	144,229
Dominion Energy, Inc.	4,263	261,407
DTE Energy Co.	3,744	440,032
Duke Energy Corp.	3,940	405,781
Edison International	1,954	124,313
Entergy Corp.	3,209	361,012
Evergy, Inc.	13,967	878,943
Eversource Energy	1,782	149,403
Exelon Corp.	5,084	219,781
FirstEnergy Corp.	2,779	116,551
IDACORP, Inc.	3,207	345,875
NextEra Energy, Inc.	10,167	849,961
NiSource, Inc.	24,078	660,219
NorthWestern Corp.	4,408	261,571
NRG Energy, Inc.	13,603	432,847
PG&E Corp.*	8,237	133,934
Pinnacle West Capital Corp.	579	44,027
Portland General Electric Co.	5,633	276,017
PPL Corp.	9,586	280,103
Public Svc. Enterprise Group, Inc.	8,085	495,368
Sempra Energy	3,688	569,944
Southern Co.	5,570	397,754
Spire, Inc.	3,162	217,735
WEC Energy Group, Inc.	1,614	151,329
Xcel Energy, Inc.	2,800	196,308

		11,256,325

TOTAL COMMON STOCKS
(Cost: $217,801,553) 98.0%		275,422,995

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	3.92	01/10/23	300,000	$299,707
U.S. Treasury Bill (1)	A-1+	4.02	01/24/23	300,000	299,235

					598,942

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $598,942) 0.2%					598,942

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.6%)
Citibank, New York Time Deposit		3.59	01/03/23	4,646,199	$4,646,199

TOTAL TEMPORARY CASH INVESTMENT (Cost: $4,646,199) 1.6%					4,646,199

TOTAL INVESTMENTS (Cost: $223,046,694) 99.8%					280,668,136

OTHER NET ASSETS 0.2%					475,974

NET ASSETS 100.0%					$281,144,110

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.3%)
EchoStar Corp. Cl A*	173,509	$2,894,130
TEGNA, Inc.	515,891	10,931,730

		13,825,860

CONSUMER DISCRETIONARY (8.9%)
Bloomin’ Brands, Inc.	305,975	6,156,217
Capri Hldgs. Ltd.*	90,748	5,201,675
Golden Entertainment, Inc.*	75,053	2,806,982
Marriott Vacations Worldwide Corp.	52,569	7,075,262
Sonic Automotive, Inc. Cl A	139,124	6,854,640
Steven Madden Ltd.	71,872	2,297,029
Taylor Morrison Home Corp. Cl A*	208,707	6,334,257

		36,726,062

CONSUMER STAPLES (3.8%)
Crimson Wine Group Ltd.*	571,415	3,205,638
TreeHouse Foods, Inc.*	252,242	12,455,710

		15,661,348

ENERGY (8.5%)
ChampionX Corp.	366,397	10,621,849
EQT Corp.	255,171	8,632,435
Ovintiv, Inc.	136,228	6,908,122
PDC Energy, Inc.	139,052	8,827,021

		34,989,427

FINANCIALS (25.3%)
American Equity Investment Life Hldg. Co.	91,163	4,158,856
Argo Group International Hldgs. Ltd.	73,442	1,898,476
Bank of Marin Bancorp	64,280	2,113,526
Banner Corp.	116,524	7,364,317
Brookline Bancorp, Inc.	341,900	4,837,885
Dime Community Bancshares, Inc.	88,206	2,807,597
Eastern Bankshares, Inc.	513,413	8,856,374
Ellington Financial, Inc.	350,642	4,337,442
Enterprise Financial Svcs. Corp.	141,314	6,918,734
Essent Group Ltd.	152,431	5,926,517
First Interstate BancSystem, Inc. Cl A	203,085	7,849,235
Green Dot Corp. Cl A*	246,031	3,892,211
Hancock Whitney Corp.	151,342	7,323,439
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,237	963,208
Home BancShares, Inc.	250,456	5,707,892
Metropolitan Bank Hldg. Corp.*	47,557	2,790,169
Moelis & Co. Cl A	54,703	2,098,954
Selective Insurance Group, Inc.	80,785	7,158,359
Stifel Financial Corp.	36,303	2,119,006
Stock Yards Bancorp, Inc.	91,310	5,933,324
TriCo Bancshares	86,436	4,407,372
UMB Financial Corp.	62,408	5,212,316

		104,675,209

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (5.7%)
BioCryst Pharmaceuticals, Inc.*	195,350	$2,242,618
Emergent BioSolutions, Inc.*	51,911	613,069
NanoString Technologies, Inc.*	96,057	765,574
NextGen Healthcare, Inc.*	302,900	5,688,462
SeaSpine Hldgs. Corp.*	315,713	2,636,204
Supernus Pharmaceuticals, Inc.*	194,580	6,940,669
Syneos Health, Inc. Cl A*	71,459	2,621,116
Vericel Corp.*	73,616	1,939,045

		23,446,757

INDUSTRIALS (19.5%)
Arcosa, Inc.	97,765	5,312,550
Builders FirstSource, Inc.*	54,832	3,557,500
Deluxe Corp.	316,873	5,380,504
Encore Wire Corp.	19,873	2,733,730
EnPro Industries, Inc.	91,689	9,965,678
ICF International, Inc.	49,976	4,950,123
KBR, Inc.	114,223	6,030,974
Miller Industries, Inc.	267,759	7,138,455
Mueller Industries, Inc.	248,176	14,642,384
UFP Industries, Inc.	99,275	7,867,544
VSE Corp.	178,473	8,366,814
Werner Enterprises, Inc.	109,040	4,389,950

		80,336,206

INFORMATION TECHNOLOGY (4.3%)
Adeia, Inc.	315,697	2,992,808
Coherent Corp.*	64,728	2,271,953
Cohu, Inc.*	84,961	2,723,000
Digi International, Inc.*	47,481	1,735,431
MaxLinear, Inc. Cl A*	58,294	1,979,081
nLight, Inc.*	43,858	444,720
Sequans Communications S.A.*	127,273	422,546
Viasat, Inc.*	69,997	2,215,405
Xperi, Inc.*	126,279	1,087,262
Zuora, Inc. Cl A*	278,482	1,771,146

		17,643,352

MATERIALS (5.0%)
Avient Corp.	77,802	2,626,596
Kaiser Aluminum Corp.	74,879	5,687,809
Materion Corp.	110,669	9,684,644
Stepan Co.	23,796	2,533,322

		20,532,371

REAL ESTATE (7.4%)
Alexander’s, Inc.	5,137	1,130,448
Apartment Investment & Management Co. Cl A	340,387	2,423,555
Cousins Properties, Inc.	112,086	2,834,655
CTO Realty Growth, Inc.	91,688	1,676,057
Easterly Government Properties, Inc. Cl A	230,118	3,283,784
Equity Commonwealth	168,755	4,213,812

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Highwoods Properties, Inc.	88,859	$2,486,275
LXP Industrial Trust	286,916	2,874,898
PotlatchDeltic Corp.	133,491	5,872,269
Sabra Health Care REIT, Inc.	319,734	3,974,294

		30,770,047

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (5.2%)
Avista Corp.	93,917	$4,164,280
Black Hills Corp.	85,815	6,036,227
NorthWestern Corp.	64,907	3,851,581
Portland General Electric Co.	82,934	4,063,766
Spire, Inc.	46,554	3,205,709

		21,321,563

TOTAL COMMON STOCKS
(Cost: $364,285,991) 96.9%		399,928,202

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.6%)
U.S. Treasury Bill	A-1+	3.65	01/17/23	$2,000,000	$1,996,760
U.S. Treasury Bill	A-1+	3.65	01/24/23	8,900,000	8,879,314

					10,876,074

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $10,876,074) 2.6%					10,876,074

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.4%)
Citibank, New York Time Deposit		3.59	01/03/23	$1,863,888	$1,863,888

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,863,888) 0.4%					1,863,888

TOTAL INVESTMENTS (Cost: $377,025,953) 99.9%					412,668,164

OTHER NET ASSETS 0.1%					255,021

NET ASSETS 100.0%					$412,923,185

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (0.8%)
Iridium Communications, Inc.*	63,100	$3,243,340

CONSUMER DISCRETIONARY (11.6%)
Bloomin’ Brands, Inc.	251,796	5,066,135
Everi Hldgs., Inc.*	236,316	3,391,135
Five Below, Inc.*	17,479	3,091,511
Fox Factory Hldg. Corp.*	36,646	3,343,215
Golden Entertainment, Inc.*	191,959	7,179,267
Marriott Vacations Worldwide Corp.	30,630	4,122,492
Murphy USA, Inc.	13,636	3,811,807
Ollie’s Bargain Outlet Hldgs., Inc.*	75,049	3,515,295
Skyline Champion Corp.*	45,781	2,358,179
Sonic Automotive, Inc. Cl A	99,600	4,907,292
Steven Madden Ltd.	71,984	2,300,609
Taylor Morrison Home Corp. Cl A*	58,123	1,764,033
XPEL, Inc.*	88,170	5,295,490

		50,146,460

CONSUMER STAPLES (3.7%)
BJ’s Wholesale Club Hldgs., Inc.*	51,923	3,435,226
Boston Beer Co., Inc. Cl A*	8,784	2,894,504
Freshpet, Inc.*	56,898	3,002,507
TreeHouse Foods, Inc.*	138,032	6,816,020

		16,148,257

ENERGY (7.2%)
ChampionX Corp.	185,216	5,369,412
Chesapeake Energy Corp.	62,957	5,941,252
Magnolia Oil & Gas Corp. Cl A	119,439	2,800,844
Northern Oil & Gas, Inc.	244,941	7,549,082
SM Energy Co.	113,551	3,954,981
Southwestern Energy Co.*	944,995	5,528,221

		31,143,792

FINANCIALS (6.6%)
First Financial Bankshares, Inc.	118,127	4,063,569
Glacier Bancorp, Inc.	82,493	4,076,804
Goosehead Insurance, Inc. Cl A*	39,338	1,350,867
Houlihan Lokey, Inc. Cl A	39,007	3,399,850
iShares Micro-Cap ETF	35,531	3,831,308
iShares Russell 2000 Growth ETF	14,800	3,174,896
Primerica, Inc.	23,061	3,270,511
RLI Corp.	41,081	5,392,703

		28,560,508

HEALTH CARE (22.7%)
Addus HomeCare Corp.*	51,774	5,150,995
Amicus Therapeutics, Inc.*	187,797	2,293,001
AMN Healthcare Svcs., Inc.*	43,009	4,422,185
Amphastar Pharmaceuticals, Inc.*	99,421	2,785,776

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Apellis Pharmaceuticals, Inc.*	25,842	$1,336,290
Arrowhead Pharmaceuticals, Inc.*	47,780	1,937,957
Axsome Therapeutics, Inc.*	36,101	2,784,470
Beam Therapeutics, Inc.*	25,523	998,205
BioCryst Pharmaceuticals, Inc.*	137,400	1,577,352
Blueprint Medicines Corp.*	34,497	1,511,314
Collegium Pharmaceutical, Inc.*	126,552	2,936,006
CONMED Corp.	33,782	2,994,436
Corcept Therapeutics, Inc.*	86,163	1,749,971
Halozyme Therapeutics, Inc.*	76,447	4,349,834
Insmed, Inc.*	105,687	2,111,626
Inspire Medical Systems, Inc.*	17,438	4,392,283
iRhythm Technologies, Inc.*	26,999	2,528,996
Karuna Therapeutics, Inc.*	15,207	2,988,175
Krystal Biotech, Inc.*	24,645	1,952,377
LeMaitre Vascular, Inc.	39,460	1,815,949
Madrigal Pharmaceuticals, Inc.*	14,672	4,258,548
Medpace Hldgs., Inc.*	8,799	1,868,996
ModivCare, Inc.*	30,383	2,726,267
Neogen Corp.*	108,277	1,649,059
NextGen Healthcare, Inc.*	202,134	3,796,077
Omnicell, Inc.*	42,331	2,134,329
OrthoPediatrics Corp.*	61,735	2,452,732
QuidelOrtho Corp.*	32,113	2,751,121
Shockwave Medical, Inc.*	17,944	3,689,466
Silk Road Medical, Inc.*	60,836	3,215,183
Simulations Plus, Inc.	67,439	2,466,244
STAAR Surgical Co.*	32,594	1,582,113
Supernus Pharmaceuticals, Inc.*	117,710	4,198,716
Tactile Systems Technology, Inc.*	148,346	1,703,012
Tenet Healthcare Corp.*	73,436	3,582,942
Vericel Corp.*	81,185	2,138,413
Xencor, Inc.*	51,134	1,331,529

		98,161,945

INDUSTRIALS (19.0%)
Atkore, Inc.*	34,863	3,954,161
Bloom Energy Corp. Cl A*	156,842	2,998,819
Casella Waste Systems, Inc. Cl A*	49,567	3,931,159
Chart Industries, Inc.*	48,989	5,645,002
Ducommun, Inc.*	110,130	5,502,095
EMCOR Group, Inc.	60,897	9,019,455
ESCO Technologies, Inc.	83,874	7,342,330
Federal Signal Corp.	192,914	8,964,714
Franklin Electric Co., Inc.	58,549	4,669,283
Huron Consulting Group, Inc.*	63,124	4,582,802
ICF International, Inc.	72,900	7,220,745
Korn Ferry	62,520	3,164,762

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Masonite International Corp.*	38,926	$3,137,825
Mercury Systems, Inc.*	76,163	3,407,533
Saia, Inc.*	12,276	2,574,032
UFP Industries, Inc.	49,898	3,954,416
Vicor Corp.*	38,678	2,078,942

		82,148,075

INFORMATION TECHNOLOGY (17.8%)
Altair Engineering, Inc. Cl A*	50,444	2,293,689
Arteris, Inc.*	200,745	863,204
Blackline, Inc.*	33,874	2,278,704
Calix, Inc.*	32,396	2,216,858
Cambium Networks Corp.*	168,309	3,647,256
Credo Technology Group Hldg. Ltd.*	165,210	2,198,945
CyberArk Software Ltd.*	19,945	2,585,869
Domo, Inc. Cl B*	137,758	1,961,674
ExlService Hldgs., Inc.*	18,207	3,084,812
Fabrinet*	26,198	3,359,108
Five9, Inc.*	43,683	2,964,328
ForgeRock, Inc. Cl A*	97,979	2,230,982
Globant S.A.*	19,428	3,267,012
Grid Dynamics Hldgs., Inc.*	124,647	1,398,539
LivePerson, Inc.*	129,398	1,312,096
Maximus, Inc.	41,799	3,065,121
MaxLinear, Inc. Cl A*	138,853	4,714,059
Model N, Inc.*	39,937	1,619,845
Novanta, Inc.*	40,774	5,539,963
Onto Innovation, Inc.*	30,101	2,049,577
PDF Solutions, Inc.*	99,696	2,843,330
Perficient, Inc.*	62,402	4,357,532
Q2 Hldgs., Inc.*	46,139	1,239,755
Qualys, Inc.*	15,189	1,704,661

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Rapid7, Inc.*	75,422	$2,562,840
Silicon Laboratories, Inc.*	19,916	2,702,004
Synaptics, Inc.*	30,627	2,914,465
Tenable Hldgs., Inc.*	65,253	2,489,402
Varonis Systems, Inc. Cl B*	82,528	1,975,720
Zuora, Inc. Cl A*	235,384	1,497,042

		76,938,392

MATERIALS (5.7%)
ATI, Inc.*	93,708	2,798,121
Avient Corp.	61,947	2,091,331
Innospec, Inc.	57,301	5,893,981
Kaiser Aluminum Corp.	27,435	2,083,962
Livent Corp.*	90,694	1,802,090
Materion Corp.	37,759	3,304,290
Orion Engineered Carbons S.A.	170,126	3,029,944
Valvoline, Inc.	110,586	3,610,633

		24,614,352

REAL ESTATE (1.3%)
EastGroup Properties, Inc.	19,965	2,956,018
Xenia Hotels & Resorts, Inc.	209,351	2,759,246

		5,715,264

UTILITIES (1.5%)
Chesapeake Utilities Corp.	39,420	4,658,656
IDACORP, Inc.	14,418	1,554,981

		6,213,637

TOTAL COMMON STOCKS
(Cost: $429,098,595) 97.9%		423,034,022

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill	A-1+	3.65	01/17/23	$1,000,000	$998,380
U.S. Treasury Bill	A-1+	3.65	01/24/23	7,700,000	7,682,103

					8,680,483

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,680,483) 2.0%					8,680,483

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		3.59	01/03/23	$518,061	$518,061

TOTAL TEMPORARY CASH INVESTMENT (Cost: $518,061) 0.1%					518,061

TOTAL INVESTMENTS (Cost: $438,297,139) 100.0%					432,232,566

OTHER NET ASSETS 0.0% (2)					144,909

NET ASSETS 100.0%					$432,377,475

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
AMC Networks, Inc. Cl A*	5,654	$88,598
ATN International, Inc.	2,162	97,960
Cars.com, Inc.*	12,495	172,056
Cinemark Hldgs., Inc.*	21,618	187,212
Cogent Communications Hldgs., Inc.	8,619	491,973
Consolidated Communications Hldgs., Inc.*	14,896	53,328
EW Scripps Co. Cl A*	11,691	154,204
Gannett Co., Inc.*	29,467	59,818
Gogo, Inc.*	13,092	193,238
Marcus Corp.	4,921	70,813
QuinStreet, Inc.*	10,170	145,939
Scholastic Corp.	5,996	236,602
Shenandoah Telecommunications Co.	10,105	160,467
Shutterstock, Inc.	4,840	255,165
TechTarget, Inc.*	5,442	239,775
Telephone & Data Systems, Inc.	20,132	211,185
Thryv Hldgs., Inc.*	6,189	117,591
Yelp, Inc. Cl A*	14,059	384,373

		3,320,297

CONSUMER DISCRETIONARY (12.5%)
Aaron’s Co., Inc.	6,208	74,186
Abercrombie & Fitch Co. Cl A*	9,975	228,527
Academy Sports & Outdoors, Inc.	16,083	845,002
Adtalem Global Education, Inc.*	9,158	325,109
American Axle & Manufacturing Hldgs., Inc.*	23,106	180,689
American Eagle Outfitters, Inc.	35,141	490,568
America’s Car-Mart, Inc.*	1,169	84,472
Asbury Automotive Group, Inc.*	4,464	800,172
Bed Bath & Beyond, Inc.*	15,468	38,825
Big Lots, Inc.	5,838	85,819
BJ’s Restaurants, Inc.*	4,718	124,461
Bloomin’ Brands, Inc.	17,708	356,285
Boot Barn Hldgs., Inc.*	6,013	375,933
Brinker International, Inc.*	8,881	283,393
Buckle, Inc.	5,962	270,377
Caleres, Inc.	7,355	163,869
Cavco Industries, Inc.*	1,671	378,064
Century Communities, Inc.	5,704	285,257
Cheesecake Factory, Inc.	9,646	305,875
Chico’s FAS, Inc.*	25,232	124,141
Children’s Place, Inc.*	2,628	95,712
Chuy’s Hldgs., Inc.*	3,630	102,729
Dave & Buster’s Entertainment, Inc.*	8,465	300,000
Designer Brands, Inc. Cl A	10,257	100,314
Dine Brands Global, Inc.	3,162	204,265

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Dorman Products, Inc.*	5,704	$461,283
El Pollo Loco Hldgs., Inc.	3,961	39,452
Ethan Allen Interiors, Inc.	4,601	121,558
Frontdoor, Inc.*	16,437	341,890
Genesco, Inc.*	2,504	115,234
Gentherm, Inc.*	6,696	437,182
G-III Apparel Group Ltd.*	8,620	118,180
Golden Entertainment, Inc.*	4,427	165,570
Green Brick Partners, Inc.*	5,479	132,756
Group 1 Automotive, Inc.	2,941	530,468
Guess?, Inc.	6,149	127,223
Haverty Furniture Cos., Inc.	2,668	79,773
Hibbett, Inc.	2,583	176,212
Installed Building Products, Inc.	4,731	404,974
iRobot Corp.*	5,492	264,330
Jack in the Box, Inc.	4,247	289,773
Kontoor Brands, Inc.	9,957	398,180
La-Z-Boy, Inc.	8,680	198,078
LCI Industries	5,129	474,176
Leslie’s, Inc.*	29,903	365,116
LGI Homes, Inc.*	4,134	382,808
Liquidity Svcs., Inc.*	5,455	76,697
M/I Homes, Inc.*	5,533	255,514
MarineMax, Inc.*	4,343	135,588
MDC Hldgs., Inc.	11,499	363,368
Meritage Homes Corp.*	7,376	680,067
Mister Car Wash, Inc.*	15,975	147,449
Monarch Casino & Resort, Inc.*	2,677	205,835
Monro, Inc.	6,345	286,794
Motorcar Parts of America, Inc.*	3,917	46,456
Movado Group, Inc.	3,205	103,361
National Vision Hldgs., Inc.*	15,917	616,943
ODP Corp.*	8,131	370,286
Oxford Industries, Inc.	3,018	281,217
Patrick Industries, Inc.	4,343	263,186
Perdoceo Education Corp.*	13,548	188,317
PetMed Express, Inc.	4,251	75,243
Rent-A-Center, Inc.	10,106	227,890
Ruth’s Hospitality Group, Inc.	6,114	94,645
Sally Beauty Hldgs., Inc.*	21,586	270,257
Shake Shack, Inc. Cl A*	7,527	312,596
Shoe Carnival, Inc.	3,453	82,561
Signet Jewelers Ltd.	9,328	634,304
Six Flags Entertainment Corp.*	14,928	347,076
Sleep Number Corp.*	4,438	115,299
Sonic Automotive, Inc. Cl A	3,367	165,892
Sonos, Inc.*	25,667	433,772
Standard Motor Products, Inc.	3,785	131,718
Steven Madden Ltd.	14,767	471,953
Strategic Education, Inc.	4,489	351,579
Stride, Inc.*	8,246	257,935

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Sturm Ruger & Co., Inc.	3,563	$180,359
Tri Pointe Homes, Inc.*	20,355	378,399
Universal Electronics, Inc.*	2,430	50,568
Urban Outfitters, Inc.*	12,085	288,227
Vista Outdoor, Inc.*	11,411	278,086
Winnebago Industries, Inc.	6,150	324,105
Wolverine World Wide, Inc.	15,885	173,623
WW International, Inc.*	10,811	41,730
XPEL, Inc.*	3,955	237,537
Zumiez, Inc.*	3,142	68,307

		22,262,999

CONSUMER STAPLES (5.1%)
Andersons, Inc.	6,279	219,702
B&G Foods, Inc.	14,456	161,184
Calavo Growers, Inc.	3,577	105,164
Cal-Maine Foods, Inc.	7,656	416,869
Central Garden & Pet Co.*	1,963	73,514
Central Garden & Pet Co. Cl A*	8,360	299,288
Chefs’ Warehouse, Inc.*	6,870	228,634
Edgewell Personal Care Co.	10,453	402,859
elf Beauty, Inc.*	10,144	560,963
Fresh Del Monte Produce, Inc.	6,177	161,776
Hain Celestial Group, Inc.*	18,015	291,483
Hostess Brands, Inc. Cl A*	27,005	605,992
Inter Parfums, Inc.	3,601	347,569
J&J Snack Foods Corp.	3,019	451,974
John B Sanfilippo & Son, Inc.	1,801	146,457
Medifast, Inc.	2,204	254,231
MGP Ingredients, Inc.	3,105	330,310
National Beverage Corp.*	4,707	219,017
Nu Skin Enterprises, Inc. Cl A	9,968	420,251
PriceSmart, Inc.	5,049	306,878
Seneca Foods Corp. Cl A*	1,067	65,034
Simply Good Foods Co.*	16,972	645,445
SpartanNash Co.	7,115	215,158
Tootsie Roll Industries, Inc.	3,576	152,230
TreeHouse Foods, Inc.*	10,181	502,738
United Natural Foods, Inc.*	11,762	455,307
Universal Corp.	4,953	261,568
USANA Health Sciences, Inc.*	2,247	119,540
Vector Group Ltd.	26,539	314,753
WD-40 Co.	2,739	441,554

		9,177,442

ENERGY (4.6%)
Archrock, Inc.	26,993	242,397
Bristow Group, Inc.*	4,747	128,786
Callon Petroleum Co.*	10,314	382,546
Civitas Resources, Inc.	10,472	606,643
CONSOL Energy, Inc.	6,612	429,780
Core Laboratories N.V.	9,353	189,585
DMC Global, Inc.*	3,742	72,745

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Dorian LPG Ltd.	6,430	$121,849
Dril-Quip, Inc.*	6,842	185,897
Green Plains, Inc.*	11,960	364,780
Helix Energy Solutions Group, Inc.*	28,785	212,433
Helmerich & Payne, Inc.	21,237	1,052,718
Laredo Petroleum, Inc.*	3,391	174,365
Nabors Industries Ltd.*	1,804	279,386
Oceaneering International, Inc.*	20,223	353,700
Oil States International, Inc.*	12,889	96,152
Par Pacific Hldgs., Inc.*	11,193	260,237
Patterson-UTI Energy, Inc.	43,734	736,481
ProPetro Hldg. Corp.*	19,409	201,271
Ranger Oil Corp. Cl A	3,857	155,939
REX American Resources Corp.*	3,131	99,754
RPC, Inc.	16,784	149,210
SM Energy Co.	24,768	862,669
Talos Energy, Inc.*	13,157	248,404
US Silica Hldgs., Inc.*	15,271	190,888
World Fuel Svcs. Corp.	12,489	341,324

		8,139,939

FINANCIALS (19.0%)
Ambac Financial Group, Inc.*	9,071	158,198
American Equity Investment Life Hldg. Co.	14,002	638,771
Ameris Bancorp	13,149	619,844
AMERISAFE, Inc.	3,864	200,812
Apollo Commercial Real Estate Finance, Inc.	26,090	280,728
ARMOUR Residential REIT, Inc.	26,653	150,056
Assured Guaranty Ltd.	12,094	752,972
Axos Financial, Inc.*	10,771	411,668
B Riley Financial, Inc.	3,228	110,398
Banc of California, Inc.	11,285	179,770
BancFirst Corp.	3,514	309,865
Bancorp, Inc.*	11,292	320,467
BankUnited, Inc.	15,586	529,456
Banner Corp.	6,896	435,827
Berkshire Hills Bancorp, Inc.	9,082	271,552
Blucora, Inc.*	9,658	246,569
Bread Financial Hldgs., Inc.	10,056	378,709
Brightsphere Investment Group, Inc.	6,519	134,161
Brookline Bancorp, Inc.	15,500	219,325
Capitol Federal Financial, Inc.	26,048	225,315
Central Pacific Financial Corp.	5,492	111,378
City Hldg. Co.	2,997	278,991
Columbia Banking System, Inc.	15,863	477,952
Community Bank System, Inc.	10,838	682,252

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Customers Bancorp, Inc.*	6,165	$174,716
CVB Financial Corp.	26,508	682,581
Dime Community Bancshares, Inc.	6,536	208,041
Donnelley Financial Solutions, Inc.*	5,049	195,144
Eagle Bancorp, Inc.	6,438	283,723
Ellington Financial, Inc.	11,581	143,257
Employers Hldgs., Inc.	5,486	236,611
Encore Capital Group, Inc.*	4,717	226,133
Enova International, Inc.*	6,346	243,496
EZCORP, Inc. Cl A*	10,828	88,248
FB Financial Corp.	7,099	256,558
First BanCorp.	37,237	473,655
First Bancorp/Southern Pines NC	7,203	308,577
First Commonwealth Financial Corp.	18,834	263,111
First Financial Bancorp	19,130	463,520
First Hawaiian, Inc.	25,754	670,634
Franklin BSP Realty Trust, Inc.	16,636	214,604
Genworth Financial, Inc. Cl A*	100,119	529,630
Granite Point Mortgage Trust, Inc.	10,559	56,596
Green Dot Corp. Cl A*	9,437	149,293
Hanmi Financial Corp.	6,149	152,188
HCI Group, Inc.	1,395	55,228
Heritage Financial Corp.	7,081	216,962
Hilltop Hldgs., Inc.	9,250	277,593
HomeStreet, Inc.	3,588	98,957
Hope Bancorp, Inc.	24,100	308,721
Horace Mann Educators Corp.	8,249	308,265
Independent Bank Corp.	9,206	777,263
Independent Bank Group, Inc.	7,146	429,332
Invesco Mortgage Capital, Inc.	7,131	90,778
iShares Core S&P Small-Cap ETF	18,138	1,716,580
James River Group Hldgs. Ltd.	7,556	157,996
KKR Real Estate Finance Trust, Inc.	11,573	161,559
Lakeland Financial Corp.	5,113	373,096
LendingTree, Inc.*	2,192	46,755
Mercury General Corp.	5,361	183,346
Mr Cooper Group, Inc.*	14,233	571,170
National Bank Hldgs. Corp. Cl A	7,602	319,816
NBT Bancorp, Inc.	8,641	375,192
New York Mortgage Trust, Inc.	74,845	191,603
NMI Hldgs., Inc. Cl A*	16,859	352,353

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Northfield Bancorp, Inc.	8,479	$133,375
Northwest Bancshares, Inc.	25,614	358,084
OFG Bancorp	9,594	264,411
Pacific Premier Bancorp, Inc.	19,164	604,816
Palomar Hldgs., Inc.*	5,090	229,864
Park National Corp.	2,920	410,990
Pathward Financial, Inc.	5,807	249,991
PennyMac Mortgage Investment Trust	17,937	222,239
Piper Sandler Cos.	2,850	371,042
PRA Group, Inc.*	7,862	265,578
Preferred Bank	2,664	198,788
ProAssurance Corp.	10,885	190,161
PROG Hldgs., Inc.*	10,092	170,454
Provident Financial Svcs., Inc.	15,183	324,309
Ready Capital Corp.	19,839	221,006
Redwood Trust, Inc.	22,863	154,554
Renasant Corp.	11,286	424,241
S&T Bancorp, Inc.	7,867	268,894
Safety Insurance Group, Inc.	2,973	250,505
Seacoast Banking Corp. of Florida	14,347	447,483
ServisFirst Bancshares, Inc.	9,862	679,590
Simmons First National Corp. Cl A	25,610	552,664
SiriusPoint Ltd.*	17,134	101,091
Southside Bancshares, Inc.	6,152	221,411
Stellar Bancorp, Inc.	8,966	264,138
Stewart Information Svcs. Corp.	5,472	233,819
StoneX Group, Inc.*	3,474	331,072
Tompkins Financial Corp.	2,542	197,208
Triumph Financial, Inc.*	4,564	223,043
Trupanion, Inc.*	7,092	337,083
TrustCo Bank Corp.	3,843	144,458
Trustmark Corp.	12,295	429,218
Two Harbors Investment Corp.	17,422	274,745
United Community Banks, Inc.	21,415	723,827
United Fire Group, Inc.	4,371	119,591
Universal Insurance Hldgs., Inc.	5,539	58,658
Veritex Hldgs., Inc.	10,893	305,875
Virtus Investment Partners, Inc.	1,371	262,464
Walker & Dunlop, Inc.	6,193	486,027
Westamerica BanCorp	5,428	320,306
WisdomTree, Inc.	22,461	122,412
World Acceptance Corp.*	667	43,982
WSFS Financial Corp.	12,422	563,213

		33,914,597

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (11.0%)
AdaptHealth Corp. Cl A*	15,490	$297,718
Addus HomeCare Corp.*	3,249	323,243
Agiliti, Inc.*	6,724	109,668
Allscripts Healthcare Solutions, Inc.*	22,038	388,750
AMN Healthcare Svcs., Inc.*	8,741	898,750
Amphastar Pharmaceuticals, Inc.*	7,604	213,064
AngioDynamics, Inc.*	7,888	108,618
ANI Pharmaceuticals, Inc.*	2,464	99,127
Anika Therapeutics, Inc.*	2,947	87,231
Apollo Medical Hldgs., Inc.*	8,009	236,986
Arcus Biosciences, Inc.*	10,516	217,471
Artivion, Inc.*	8,134	98,584
Avanos Medical, Inc.*	9,379	253,796
Avid Bioservices, Inc.*	12,539	172,662
BioLife Solutions, Inc.*	6,901	125,598
Cara Therapeutics, Inc.*	9,104	97,777
Cardiovascular Systems, Inc.*	8,448	115,062
Catalyst Pharmaceuticals, Inc.*	19,312	359,203
Coherus Biosciences, Inc.*	13,021	103,126
Collegium Pharmaceutical, Inc.*	6,772	157,110
Community Health Systems, Inc.*	25,270	109,166
Computer Programs & Systems, Inc.*	2,870	78,121
CONMED Corp.	6,148	544,959
Contra Progenics Pharmaceuticals, Inc. — contingent value rights*	3,670	0	††
Corcept Therapeutics, Inc.*	19,325	392,491
CorVel Corp.*	1,846	268,279
Cross Country Healthcare, Inc.*	7,146	189,869
Cutera, Inc.*	3,600	159,192
Cytokinetics, Inc.*	19,087	874,566
Dynavax Technologies Corp.*	23,933	254,647
Eagle Pharmaceuticals, Inc.*	2,100	61,383
Embecta Corp.	11,666	295,033
Emergent BioSolutions, Inc.*	8,956	105,770
Enanta Pharmaceuticals, Inc.*	3,929	182,777
Enhabit, Inc.*	10,008	131,705
Ensign Group, Inc.	11,191	1,058,781
Fulgent Genetics, Inc.*	3,978	118,465
Glaukos Corp.*	9,622	420,289
Harmony Biosciences Hldgs., Inc.*	5,982	329,608
HealthStream, Inc.*	4,872	121,021
Heska Corp.*	2,053	127,615

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Innoviva, Inc.*	12,668	$167,851
Inogen, Inc.*	4,623	91,119
Integer Hldgs. Corp.*	6,683	457,518
Ironwood Pharmaceuticals, Inc. Cl A*	26,918	333,514
iTeos Therapeutics, Inc.*	4,951	96,693
Joint Corp.*	2,931	40,975
LeMaitre Vascular, Inc.	3,905	179,708
Ligand Pharmaceuticals, Inc.*	3,237	216,232
Meridian Bioscience, Inc.*	8,824	293,045
Merit Medical Systems, Inc.*	11,481	810,788
Mesa Laboratories, Inc.	1,012	168,205
ModivCare, Inc.*	2,567	230,337
Myriad Genetics, Inc.*	16,345	237,166
Nektar Therapeutics Cl A*	37,911	85,679
NeoGenomics, Inc.*	25,476	235,398
NextGen Healthcare, Inc.*	11,045	207,425
NuVasive, Inc.*	10,516	433,680
OmniAb, Inc. Cl CR3*	1,207	0	††
OmniAb, Inc. Cl CR4*	1,207	0	††
OptimizeRx Corp.*	3,460	58,128
OraSure Technologies, Inc.*	14,648	70,603
Organogenesis Hldgs., Inc. Cl A*	14,259	38,357
Orthofix Medical, Inc.*	4,036	82,859
Owens & Minor, Inc.*	15,377	300,313
Pacira BioSciences, Inc.*	9,255	357,336
Pediatrix Medical Group, Inc.*	16,525	245,562
Pennant Group, Inc.*	5,687	62,443
Phibro Animal Health Corp. Cl A	4,102	55,008
Prestige Consumer Healthcare, Inc.*	9,990	625,374
RadNet, Inc.*	9,834	185,174
REGENXBIO, Inc.*	7,597	172,300
Select Medical Hldgs. Corp.	21,003	521,505
Simulations Plus, Inc.	3,234	118,267
Supernus Pharmaceuticals, Inc.*	10,904	388,946
Surmodics, Inc.*	2,825	96,389
uniQure NV*	8,310	188,388
US Physical Therapy, Inc.	2,623	212,542
Vanda Pharmaceuticals, Inc.*	11,414	84,349
Varex Imaging Corp.*	8,048	163,374
Vericel Corp.*	9,525	250,889
Vir Biotechnology, Inc.*	15,304	387,344
Xencor, Inc.*	12,087	314,746
Zimvie, Inc.*	4,210	39,321
Zynex, Inc.	4,382	60,954

		19,653,085

INDUSTRIALS (16.9%)
3D Systems Corp.*	26,456	195,774
AAON, Inc.	8,477	638,488

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
AAR Corp.*	6,723	$301,863
ABM Industries, Inc.	13,343	592,696
Aerojet Rocketdyne Hldgs., Inc.*	15,269	853,995
AeroVironment, Inc.*	5,040	431,726
Alamo Group, Inc.	2,076	293,962
Albany International Corp. Cl A	6,273	618,455
Allegiant Travel Co.*	3,154	214,441
American Woodmark Corp.*	3,353	163,828
Apogee Enterprises, Inc.	4,479	199,136
Applied Industrial Technologies, Inc.	7,780	980,513
ArcBest Corp.	4,925	344,947
Arcosa, Inc.	9,753	529,978
Astec Industries, Inc.	4,581	186,264
Atlas Air Worldwide Hldgs., Inc.*	5,198	523,958
AZZ, Inc.	5,015	201,603
Barnes Group, Inc.	10,200	416,670
Boise Cascade Co.	7,957	546,407
Brady Corp. Cl A	9,355	440,621
CIRCOR International, Inc.*	4,107	98,404
Comfort Systems USA, Inc.	7,213	830,072
CoreCivic, Inc.*	23,192	268,100
Deluxe Corp.	8,701	147,743
DXP Enterprises, Inc.*	3,179	87,581
Encore Wire Corp.	3,700	508,972
Enerpac Tool Group Corp. Cl A	11,471	291,937
EnPro Industries, Inc.	4,196	456,063
ESCO Technologies, Inc.	5,215	456,521
Exponent, Inc.	10,214	1,012,105
Federal Signal Corp.	12,231	568,375
Forrester Research, Inc.*	2,267	81,068
Forward Air Corp.	5,363	562,525
Franklin Electric Co., Inc.	7,848	625,878
GEO Group, Inc.*	25,041	274,199
Gibraltar Industries, Inc.*	6,247	286,612
GMS, Inc.*	8,554	425,989
Granite Construction, Inc.	8,820	309,317
Greenbrier Cos., Inc.	6,612	221,700
Griffon Corp.	9,553	341,902
Harsco Corp.*	16,030	100,829
Hawaiian Hldgs., Inc.*	10,370	106,396
Healthcare Svcs. Group, Inc.	14,944	179,328
Heartland Express, Inc.	9,394	144,104
Heidrick & Struggles International, Inc.	4,006	112,048
Hillenbrand, Inc.	14,010	597,807
HNI Corp.	8,343	237,192
Hub Group, Inc. Cl A*	6,586	523,521
Insteel Industries, Inc.	3,929	108,126
Interface, Inc. Cl A	11,733	115,805

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
John Bean Technologies Corp.	6,426	$586,887
Kaman Corp.	5,652	126,040
KAR Auction Svcs., Inc.*	21,967	286,669
Kelly Svcs., Inc. Cl A	6,977	117,911
Korn Ferry	10,767	545,026
Lindsay Corp.	2,215	360,713
Marten Transport Ltd.	11,614	229,725
Masterbrand, Inc.*	26,084	196,934
Matson, Inc.	7,621	476,389
Matthews International Corp. Cl A	6,173	187,906
MillerKnoll, Inc.	15,240	320,192
Moog, Inc. Cl A	5,842	512,694
Mueller Industries, Inc.	11,470	676,730
MYR Group, Inc.*	3,348	308,250
National Presto Industries, Inc.	1,025	70,172
NOW, Inc.*	22,276	282,905
NV5 Global, Inc.*	2,511	332,256
Park Aerospace Corp.	3,923	52,607
PGT Innovations, Inc.*	12,102	217,352
Pitney Bowes, Inc.	32,640	124,032
Powell Industries, Inc.	1,830	64,379
Proto Labs, Inc.*	5,470	139,649
Quanex Building Products Corp.	6,682	158,230
Resideo Technologies, Inc.*	29,417	483,910
Resources Connection, Inc.	6,467	118,863
SkyWest, Inc.*	10,206	168,501
SPX Technologies, Inc.*	9,114	598,334
Standex International Corp.	2,418	247,627
Sun Country Airlines Hldgs., Inc.*	6,570	104,200
Tennant Co.	3,751	230,949
Titan International, Inc.*	10,267	157,290
Trinity Industries, Inc.	16,419	485,510
Triumph Group, Inc.*	13,111	137,928
TrueBlue, Inc.*	6,600	129,228
UFP Industries, Inc.	12,433	985,315
UniFirst Corp.	3,041	586,883
Veritiv Corp.	2,720	331,051
Viad Corp.*	4,169	101,682
Wabash National Corp.	9,670	218,542

		30,215,005

INFORMATION TECHNOLOGY (12.8%)
8x8, Inc.*	22,473	97,083
A10 Networks, Inc.	12,889	214,344
Adeia, Inc.	21,191	200,891
ADTRAN Hldgs., Inc.	14,254	267,833
Advanced Energy Industries, Inc.	7,540	646,781
Agilysys, Inc.*	3,994	316,085
Alarm.com Hldgs., Inc.*	10,067	498,115
Alpha & Omega Semiconductor Ltd.*	4,478	127,936

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Arlo Technologies, Inc.*	17,845	$62,636
Avid Technology, Inc.*	6,698	178,100
Axcelis Technologies, Inc.*	6,626	525,839
Badger Meter, Inc.	5,904	643,713
Benchmark Electronics, Inc.	7,095	189,366
Cerence, Inc.*	7,944	147,202
CEVA, Inc.*	4,677	119,638
Clearfield, Inc.*	2,307	217,181
Cohu, Inc.*	9,607	307,904
Comtech Telecommunications Corp.	5,583	67,778
Consensus Cloud Solutions, Inc.*	3,559	191,332
Corsair Gaming, Inc.*	7,745	105,100
CSG Systems International, Inc.	6,114	349,721
CTS Corp.	6,430	253,471
Digi International, Inc.*	7,119	260,199
Digital Turbine, Inc.*	18,175	276,987
Diodes, Inc.*	9,171	698,280
Ebix, Inc.	4,737	94,551
ePlus, Inc.*	5,427	240,308
EVERTEC, Inc.	13,151	425,829
Extreme Networks, Inc.*	26,493	485,087
Fabrinet*	7,380	946,264
FARO Technologies, Inc.*	3,788	111,405
FormFactor, Inc.*	15,536	345,365
Harmonic, Inc.*	21,267	278,598
Ichor Hldgs. Ltd.*	5,810	155,824
Insight Enterprises, Inc.*	6,112	612,850
InterDigital, Inc.	5,983	296,039
Itron, Inc.*	9,113	461,573
Knowles Corp.*	18,344	301,208
Kulicke & Soffa Industries, Inc.	11,712	518,373
LivePerson, Inc.*	14,130	143,278
LiveRamp Hldgs., Inc.*	13,408	314,284
MaxLinear, Inc. Cl A*	14,527	493,192
Methode Electronics, Inc.	7,377	327,317
NETGEAR, Inc.*	5,829	105,563
NetScout Systems, Inc.*	13,844	450,068
OneSpan, Inc.*	7,120	79,673
Onto Innovation, Inc.*	9,988	680,083
OSI Systems, Inc.*	3,162	251,442
Payoneer Global, Inc.*	40,262	220,233
PC Connection, Inc.	2,280	106,932
PDF Solutions, Inc.*	5,957	169,894
Perficient, Inc.*	6,985	487,763
Photronics, Inc.*	12,443	209,416
Plexus Corp.*	5,583	574,658
Progress Software Corp.	8,673	437,553
Rambus, Inc.*	21,679	776,542
Rogers Corp.*	3,794	452,776
Sabre Corp.*	66,231	409,308
Sanmina Corp.*	11,584	663,647

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
ScanSource, Inc.*	5,092	$148,788
Semtech Corp.*	12,811	367,548
SMART Global Hldgs., Inc.*	9,807	145,928
SPS Commerce, Inc.*	7,270	933,686
TTEC Hldgs., Inc.	3,810	168,135
TTM Technologies, Inc.*	20,615	310,874
Ultra Clean Hldgs., Inc.*	9,177	304,218
Unisys Corp.*	13,673	69,869
Veeco Instruments, Inc.*	10,373	192,730
Viavi Solutions, Inc.*	45,657	479,855
Xperi, Inc.*	8,412	72,427

		22,784,469

MATERIALS (5.6%)
AdvanSix, Inc.	5,560	211,391
American Vanguard Corp.	5,609	121,771
Arconic Corp.*	20,470	433,145
ATI, Inc.*	26,104	779,466
Balchem Corp.	6,482	791,517
Carpenter Technology Corp.	9,772	360,978
Century Aluminum Co.*	10,318	84,401
Clearwater Paper Corp.*	3,377	127,684
Compass Minerals International, Inc.	6,864	281,424
FutureFuel Corp.	5,208	42,341
Hawkins, Inc.	3,816	147,298
Haynes International, Inc.	2,514	114,865
HB Fuller Co.	10,753	770,130
Innospec, Inc.	4,995	513,786
Kaiser Aluminum Corp.	3,215	244,211
Koppers Hldgs., Inc.	4,215	118,863
Livent Corp.*	36,180	718,897
Materion Corp.	4,141	362,379
Mativ Hldgs., Inc.	11,082	231,614
Mercer International, Inc.	8,141	94,761
Minerals Technologies, Inc.	6,545	397,412
Myers Industries, Inc.	7,362	163,657
O-I Glass, Inc.*	31,292	518,508
Olympic Steel, Inc.	1,931	64,843
Quaker Chemical Corp.	2,749	458,808
Rayonier Advanced Materials, Inc.*	12,903	123,869
Stepan Co.	4,259	453,413
SunCoke Energy, Inc.	16,822	145,174
Sylvamo Corp.	6,671	324,144
TimkenSteel Corp.*	7,983	145,051
Tredegar Corp.	5,075	51,867
Trinseo PLC	7,054	160,196
Warrior Met Coal, Inc.	10,419	360,914

		9,918,778

REAL ESTATE (7.7%)
Acadia Realty Trust	19,153	274,846
Agree Realty Corp.	17,865	1,267,164
Alexander & Baldwin, Inc.	14,632	274,057
American Assets Trust, Inc.	10,499	278,224

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Anywhere Real Estate, Inc.*	22,082	$141,104
Armada Hoffler Properties, Inc.	13,661	157,102
Brandywine Realty Trust	34,606	212,827
CareTrust REIT, Inc.	19,571	363,629
Centerspace	3,039	178,298
Chatham Lodging Trust	9,845	120,798
Community Healthcare Trust, Inc.	4,746	169,907
Cushman & Wakefield PLC*	32,786	408,514
DiamondRock Hospitality Co.	42,232	345,880
Douglas Elliman, Inc.	13,602	55,360
Easterly Government Properties, Inc. Cl A	18,309	261,269
Elme Communities	17,652	314,206
Essential Properties Realty Trust, Inc.	28,718	674,011
Four Corners Property Trust, Inc.	16,920	438,736
Franklin Street Properties Corp.	18,532	50,592
Getty Realty Corp.	8,578	290,365
Global Net Lease, Inc.	20,936	263,166
Hersha Hospitality Trust Cl A	6,638	56,556
Hudson Pacific Properties, Inc.	25,866	251,676
Industrial Logistics Properties Trust	13,225	43,246
Innovative Industrial Properties, Inc. Cl A	5,642	571,817
iStar, Inc.	17,487	133,426
LTC Properties, Inc.	8,170	290,280
LXP Industrial Trust	55,614	557,252
Marcus & Millichap, Inc.	5,002	172,319
NexPoint Residential Trust, Inc.	4,586	199,583
Office Properties Income Trust	9,796	130,777
Orion Office REIT, Inc.	11,423	97,552
Outfront Media, Inc.	29,468	488,579
RE/MAX Hldgs., Inc. Cl A	3,680	68,595

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Retail Opportunity Investments Corp.	25,121	$377,569
RPT Realty	17,195	172,638
Safehold, Inc.	4,892	140,009
Saul Centers, Inc.	2,603	105,890
Service Properties Trust	33,372	243,282
SITE Centers Corp.	37,292	509,409
St Joe Co.	6,825	263,786
Summit Hotel Properties, Inc.	21,561	155,670
Sunstone Hotel Investors, Inc.	42,438	409,951
Tanger Factory Outlet Centers, Inc.	21,047	377,583
Uniti Group, Inc.	47,844	264,577
Universal Health Realty Income Trust	2,561	122,237
Urban Edge Properties	23,688	333,764
Urstadt Biddle Properties, Inc. Cl A	6,022	114,117
Veris Residential, Inc.*	15,984	254,625
Whitestone REIT Cl B	9,364	90,269
Xenia Hotels & Resorts, Inc.	22,963	302,652

		13,839,741

UTILITIES (2.5%)
American States Water Co.	7,455	689,960
Avista Corp.	14,881	659,823
California Water Svc. Group	11,058	670,557
Chesapeake Utilities Corp.	3,578	422,848
Middlesex Water Co.	3,558	279,908
Northwest Natural Hldg. Co.	7,080	336,937
SJW Group	5,382	436,965
South Jersey Industries, Inc.	24,702	877,662
Unitil Corp.	3,235	166,150

		4,540,810

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $182,880,777) 99.6%		177,767,162

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	3.59	01/03/23	$290,980	$290,980

TOTAL TEMPORARY CASH INVESTMENT (Cost: $290,980) 0.1%				290,980

TOTAL INVESTMENTS (Cost: $183,171,757) 99.7%				178,058,142

OTHER NET ASSETS 0.3%				447,534

NET ASSETS 100.0%				$178,505,676

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.3%)
Take-Two Interactive Software, Inc.*	9,509	$990,172
Warner Bros Discovery, Inc.*	53,290	505,189

		1,495,361

CONSUMER DISCRETIONARY (6.5%)
Burlington Stores, Inc.*	3,887	788,128
Capri Hldgs. Ltd.*	31,239	1,790,619
Hanesbrands, Inc.	91,711	583,282
Marriott Vacations Worldwide Corp.	15,508	2,087,222
Ollie’s Bargain Outlet Hldgs., Inc.*	14,190	664,660
Steven Madden Ltd.	5,050	161,398
Taylor Morrison Home Corp. Cl A*	31,160	945,706
Williams-Sonoma, Inc.	4,394	504,958

		7,525,973

CONSUMER STAPLES (4.2%)
Boston Beer Co., Inc. Cl A*	4,139	1,363,883
Constellation Brands, Inc. Cl A	4,898	1,135,112
TreeHouse Foods, Inc.*	47,558	2,348,414

		4,847,409

ENERGY (8.4%)
Baker Hughes Co. Cl A	94,696	2,796,373
Cheniere Energy, Inc.	11,280	1,691,549
Devon Energy Corp.	37,041	2,278,392
Hess Corp.	8,558	1,213,695
MPLX LP*	23,135	759,753
Williams Cos., Inc.	29,234	961,799

		9,701,561

FINANCIALS (15.4%)
American Financial Group, Inc.	19,543	2,682,863
Ameriprise Financial, Inc.	11,403	3,550,552
Discover Financial Svcs.	9,424	921,950
Everest Re Group Ltd.	4,662	1,544,381
Fifth Third Bancorp	37,663	1,235,723
Hartford Financial Svcs. Group, Inc.	15,896	1,205,394
KeyCorp.	70,831	1,233,876
Reinsurance Group of America, Inc.	8,391	1,192,277
Signature Bank	5,256	605,596
Starwood Property Trust, Inc.	38,652	708,491
SVB Financial Group*	3,315	762,914
Synchrony Financial	20,124	661,275
Voya Financial, Inc.	13,194	811,299
Zions Bancorp N.A.	11,165	548,871

		17,665,462

HEALTH CARE (8.4%)
Agilent Technologies, Inc.	14,989	2,243,104
Centene Corp.*	15,956	1,308,552
Envista Hldgs. Corp.*	35,689	1,201,649

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Horizon Therapeutics PLC*	9,585	$1,090,773
Humana, Inc.	1,891	968,551
Syneos Health, Inc. Cl A*	19,923	730,776
Zimmer Biomet Hldgs., Inc.	16,461	2,098,777

		9,642,182

INDUSTRIALS (18.1%)
Alaska Air Group, Inc.*	24,612	1,056,839
Builders FirstSource, Inc.*	20,589	1,335,814
Carlisle Cos., Inc.	5,803	1,367,477
Clean Harbors, Inc.*	13,847	1,580,220
Crane Hldgs. Co.	24,117	2,422,553
Dover Corp.	7,308	989,576
Jacobs Solutions, Inc.	15,738	1,889,662
KBR, Inc.	29,859	1,576,555
L-3 Harris Technologies, Inc.	6,835	1,423,115
Mueller Industries, Inc.	37,037	2,185,183
Old Dominion Freight Line, Inc.	2,163	613,816
Oshkosh Corp.	12,103	1,067,364
Stanley Black & Decker, Inc.	9,637	723,932
Univar Solutions, Inc.*	82,435	2,621,433

		20,853,539

INFORMATION TECHNOLOGY (9.5%)
Ciena Corp.*	25,657	1,307,994
DXC Technology Co.*	97,167	2,574,925
Euronet Worldwide, Inc.*	23,641	2,231,238
MKS Instruments, Inc.	8,483	718,765
PTC, Inc.*	7,948	954,078
Teledyne Technologies, Inc.*	3,908	1,562,848
Teradyne, Inc.	9,908	865,464
Viasat, Inc.*	21,096	667,688

		10,883,000

MATERIALS (10.8%)
Ashland, Inc.	28,941	3,112,026
Crown Hldgs., Inc.	36,929	3,035,933
FMC Corp.	6,258	780,998
Freeport-McMoRan, Inc.	17,656	670,928
Newmont Corp.	16,044	757,277
Packaging Corp. of America	11,134	1,424,150
PPG Industries, Inc.	7,653	962,288
Steel Dynamics, Inc.	16,853	1,646,538

		12,390,138

REAL ESTATE (5.5%)
Alexander’s, Inc.	1,291	284,098
Apartment Income REIT Corp.	20,953	718,897
AvalonBay Communities, Inc.	5,905	953,776
Brandywine Realty Trust	62,565	384,775
Gaming & Leisure Properties, Inc.	21,702	1,130,457
Kilroy Realty Corp.	9,406	363,730
Welltower, Inc.	15,135	992,099
Weyerhaeuser Co.	47,960	1,486,760

		6,314,592

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (9.5%)
AES Corp.	47,068	$1,353,676
Ameren Corp.	20,670	1,837,976
Atmos Energy Corp.	8,373	938,362
Entergy Corp.	12,057	1,356,413
Evergy, Inc.	41,153	2,589,758
PPL Corp.	32,363	945,647
Public Svc. Enterprise Group, Inc.	30,769	1,885,217

		10,907,049

TOTAL COMMON STOCKS
(Cost: $93,313,262) 97.6%		112,226,266

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	A-1+	3.40	01/04/23	$1,500,000	$1,499,575

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,499,575) 1.3%					1,499,575

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.9%)
Citibank, New York Time Deposit		3.59	01/03/23	$1,006,299	$1,006,299

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,006,299) 0.9%					1,006,299

TOTAL INVESTMENTS (Cost: $95,819,136) 99.8%					114,732,140

OTHER NET ASSETS 0.2%					252,021

NET ASSETS 100.0%					$114,984,161

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.0%)
Cable One, Inc.	3,709	$2,640,289
Frontier Communications Parent, Inc.*	171,507	4,369,998
Iridium Communications, Inc.*	96,651	4,967,862
John Wiley & Sons, Inc. Cl A	33,031	1,323,222
New York Times Co. Cl A	126,647	4,110,962
Nexstar Media Group, Inc. Cl A	29,007	5,077,095
TEGNA, Inc.	171,628	3,636,797
TripAdvisor, Inc.*	80,605	1,449,278
World Wrestling Entertainment, Inc. Cl A	33,308	2,282,264
Ziff Davis, Inc.*	36,302	2,871,488

		32,729,255

CONSUMER DISCRETIONARY (13.8%)
Adient PLC*	72,935	2,530,115
AutoNation, Inc.*	26,312	2,823,278
Boyd Gaming Corp.	61,021	3,327,475
Brunswick Corp.	55,776	4,020,334
Capri Hldgs. Ltd.*	99,074	5,678,922
Carter’s, Inc.	29,356	2,190,251
Choice Hotels International, Inc.	21,320	2,401,485
Churchill Downs, Inc.	25,320	5,353,408
Columbia Sportswear Co.	27,235	2,385,241
Cracker Barrel Old Country Store, Inc.	17,053	1,615,601
Crocs, Inc.*	47,497	5,150,100
Dana, Inc.	98,144	1,484,919
Deckers Outdoor Corp.*	20,360	8,126,898
Dick’s Sporting Goods, Inc.	42,772	5,145,044
Five Below, Inc.*	42,699	7,552,172
Foot Locker, Inc.	61,007	2,305,455
Fox Factory Hldg. Corp.*	32,514	2,966,252
GameStop Corp. Cl A*	194,435	3,589,270
Gap, Inc.	162,268	1,830,383
Gentex Corp.	180,452	4,920,926
Goodyear Tire & Rubber Co.*	217,590	2,208,538
Graham Hldgs. Co. Cl B	2,952	1,783,628
Grand Canyon Education, Inc.*	23,594	2,492,942
H&R Block, Inc.	119,593	4,366,340
Hanesbrands, Inc.	268,428	1,707,202
Harley-Davidson, Inc.	102,331	4,256,970
Helen of Troy Ltd.*	18,454	2,046,733
KB Home	63,894	2,035,024
Kohl’s Corp.	89,724	2,265,531
Lear Corp.	45,467	5,638,817
Leggett & Platt, Inc.	101,985	3,286,977
Light & Wonder, Inc.*	72,059	4,222,657
Lithia Motors, Inc. Cl A	21,030	4,305,682
Macy’s, Inc.	208,459	4,304,678

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Marriott Vacations Worldwide Corp.	29,478	$3,967,444
Mattel, Inc.*	272,623	4,863,594
Murphy USA, Inc.	15,990	4,469,845
Nordstrom, Inc.	85,688	1,383,004
Ollie’s Bargain Outlet Hldgs., Inc.*	44,777	2,097,355
Papa John’s International, Inc.	24,730	2,035,526
Penn Entertainment, Inc.*	119,324	3,543,923
Polaris, Inc.	41,910	4,232,910
PVH Corp.	50,171	3,541,571
RH*	14,783	3,949,870
Service Corp. International	118,315	8,180,299
Skechers USA, Inc. Cl A*	103,242	4,331,002
Taylor Morrison Home Corp. Cl A*	83,346	2,529,551
Tempur Sealy International, Inc.	131,529	4,515,391
Texas Roadhouse, Inc. Cl A	51,474	4,681,560
Thor Industries, Inc.	41,295	3,117,360
Toll Brothers, Inc.	81,076	4,047,314
TopBuild Corp.*	24,594	3,848,715
Topgolf Callaway Brands Corp.*	106,645	2,106,239
Travel + Leisure Co.	62,525	2,275,910
Under Armour, Inc. Cl A*	145,149	1,474,714
Under Armour, Inc. Cl C*	151,561	1,351,924
Victoria’s Secret & Co.*	62,498	2,236,178
Visteon Corp.*	21,649	2,832,339
Wendy’s Co.	131,096	2,966,702
Williams-Sonoma, Inc.	51,317	5,897,350
Wingstop, Inc.	23,013	3,167,049
Wyndham Hotels & Resorts, Inc.	67,943	4,845,015
YETI Hldgs., Inc.*	66,346	2,740,753

		221,549,655

CONSUMER STAPLES (4.0%)
BellRing Brands, Inc.*	104,190	2,671,432
BJ’s Wholesale Club Hldgs., Inc.*	103,902	6,874,156
Boston Beer Co., Inc. Cl A*	7,251	2,389,350
Casey’s General Stores, Inc.	28,658	6,429,422
Celsius Hldgs., Inc.*	31,077	3,233,251
Coca-Cola Consolidated, Inc.	3,541	1,814,267
Coty, Inc. Cl A*	281,198	2,407,055
Darling Ingredients, Inc.*	123,288	7,716,596
Energizer Hldgs., Inc.	50,976	1,710,245
Flowers Foods, Inc.	147,796	4,247,657
Grocery Outlet Hldg. Corp.*	68,097	1,987,751
Ingredion, Inc.	50,428	4,938,414
Lancaster Colony Corp.	15,260	3,010,798
Performance Food Group Co.*	119,751	6,992,261

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Pilgrim’s Pride Corp.*	34,562	$820,156
Post Hldgs., Inc.*	41,832	3,775,756
Sprouts Farmers Market, Inc.*	81,426	2,635,760

		63,654,327

ENERGY (3.9%)
Antero Midstream Corp.	257,652	2,780,065
Antero Resources Corp.*	212,409	6,582,555
ChampionX Corp.	153,357	4,445,820
CNX Resources Corp.*	138,832	2,337,931
DT Midstream, Inc.	74,426	4,112,781
Equitrans Midstream Corp.	332,916	2,230,537
HF Sinclair Corp.	103,456	5,368,332
Matador Resources Co.	86,351	4,942,731
Murphy Oil Corp.	112,408	4,834,668
NOV, Inc.	302,164	6,312,206
PBF Energy, Inc. Cl A	87,921	3,585,418
PDC Energy, Inc.	70,882	4,499,589
Range Resources Corp.	185,878	4,650,668
Southwestern Energy Co.*	848,926	4,966,217

		61,649,518

FINANCIALS (15.0%)
Affiliated Managers Group, Inc.	28,977	4,590,826
American Financial Group, Inc.	53,707	7,372,897
Annaly Capital Management, Inc.	359,905	7,586,797
Associated Banc-Corp.	115,663	2,670,659
Bank of Hawaii Corp.	30,780	2,387,297
Bank OZK	85,153	3,411,229
Brighthouse Financial, Inc.*	53,178	2,726,436
Cadence Bank	140,345	3,460,908
Cathay General Bancorp	57,243	2,334,942
CNO Financial Group, Inc.	88,004	2,010,891
Commerce Bancshares, Inc.	87,727	5,971,577
Cullen/Frost Bankers, Inc.	49,462	6,613,069
East West Bancorp, Inc.	108,423	7,145,076
Essent Group Ltd.	82,853	3,221,325
Evercore, Inc. Cl A	27,486	2,998,173
Federated Hermes, Inc. Cl B	65,030	2,361,239
First American Financial Corp.	79,649	4,168,829
First Financial Bankshares, Inc.	99,852	3,434,909
First Horizon Corp.	412,786	10,113,257
FirstCash Hldgs., Inc.	28,860	2,508,223
FNB Corp.	269,840	3,521,412
Fulton Financial Corp.	128,844	2,168,444
Glacier Bancorp, Inc.	85,207	4,210,930
Hancock Whitney Corp.	65,919	3,189,820
Hanover Insurance Group, Inc.	27,356	3,696,616
Home BancShares, Inc.	145,921	3,325,540

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Interactive Brokers Group, Inc. Cl A	79,134	$5,725,345
International Bancshares Corp.	40,614	1,858,497
Janus Henderson Group PLC	101,946	2,397,770
Jefferies Financial Group, Inc.	140,920	4,830,738
Kemper Corp.	49,143	2,417,836
Kinsale Capital Group, Inc.	16,577	4,335,217
MGIC Investment Corp.	228,486	2,970,318
Navient Corp.	81,370	1,338,536
New York Community Bancorp, Inc.	523,311	4,500,475
Old National Bancorp	225,305	4,050,984
Old Republic International Corp.	217,699	5,257,431
PacWest Bancorp	90,624	2,079,821
Pinnacle Financial Partners, Inc.	58,813	4,316,874
Primerica, Inc.	28,384	4,025,419
Prosperity Bancshares, Inc.	70,239	5,104,971
Reinsurance Group of America, Inc.	51,413	7,305,273
RenaissanceRe Hldgs. Ltd.	33,618	6,193,444
RLI Corp.	31,067	4,078,165
SEI Investments Co.	78,824	4,595,439
Selective Insurance Group, Inc.	46,366	4,108,491
SLM Corp.	192,464	3,194,902
Stifel Financial Corp.	81,756	4,772,098
Synovus Financial Corp.	111,893	4,201,582
Texas Capital Bancshares, Inc.*	38,385	2,314,999
UMB Financial Corp.	33,448	2,793,577
Umpqua Hldgs. Corp.	166,968	2,980,379
United Bankshares, Inc.	103,586	4,194,197
Unum Group	143,853	5,902,289
Valley National Bancorp	323,297	3,656,489
Voya Financial, Inc.	74,750	4,596,377
Washington Federal, Inc.	50,255	1,686,055
Webster Financial Corp.	133,856	6,336,743
Wintrust Financial Corp.	46,743	3,950,718

		239,272,770

HEALTH CARE (10.1%)
Acadia Healthcare Co., Inc.*	69,984	5,761,083
Amedisys, Inc.*	24,994	2,087,999
Arrowhead Pharmaceuticals, Inc.*	81,424	3,302,557
Azenta, Inc.*	57,709	3,359,818
Bruker Corp.	76,937	5,258,644
Chemed Corp.	11,439	5,838,809
Encompass Health Corp.	76,762	4,591,135
Enovis Corp.*	36,655	1,961,776
Envista Hldgs. Corp.*	125,422	4,222,959

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Exelixis, Inc.*	248,129	$3,979,989
Globus Medical, Inc. Cl A*	59,549	4,422,704
Haemonetics Corp.*	38,930	3,061,845
Halozyme Therapeutics, Inc.*	104,012	5,918,283
HealthEquity, Inc.*	65,025	4,008,141
ICU Medical, Inc.*	15,496	2,440,310
Inari Medical, Inc.*	37,145	2,360,936
Integra LifeSciences Hldgs. Corp.*	55,894	3,133,977
Jazz Pharmaceuticals PLC*	48,436	7,716,339
Lantheus Hldgs., Inc.*	52,949	2,698,281
LHC Group, Inc.*	23,868	3,859,217
LivaNova PLC*	41,172	2,286,693
Masimo Corp.*	37,201	5,503,888
Medpace Hldgs., Inc.*	19,378	4,116,081
Neogen Corp.*	166,241	2,531,850
Neurocrine Biosciences, Inc.*	73,951	8,832,707
Omnicell, Inc.*	34,347	1,731,776
Option Care Health, Inc.*	118,938	3,578,844
Patterson Cos., Inc.	66,639	1,867,891
Penumbra, Inc.*	29,215	6,499,169
Perrigo Co. PLC	103,572	3,530,770
Progyny, Inc.*	57,875	1,802,806
QuidelOrtho Corp.*	41,152	3,525,492
R1 RCM, Inc.*	105,732	1,157,765
Repligen Corp.*	39,722	6,725,332
Shockwave Medical, Inc.*	27,802	5,716,369
Sotera Health Co.*	75,955	632,705
STAAR Surgical Co.*	37,082	1,799,960
Syneos Health, Inc. Cl A*	79,159	2,903,552
Tandem Diabetes Care, Inc.*	49,462	2,223,317
Tenet Healthcare Corp.*	83,173	4,058,011
United Therapeutics Corp.*	35,060	9,749,835

		160,759,615

INDUSTRIALS (19.5%)
Acuity Brands, Inc.	24,737	4,096,695
AECOM	107,425	9,123,605
AGCO Corp.	47,629	6,605,666
ASGN, Inc.*	38,385	3,127,610
Avis Budget Group, Inc.*	19,139	3,137,456
Axon Enterprise, Inc.*	52,006	8,629,356
Brink’s Co.	35,732	1,919,166
Builders FirstSource, Inc.*	113,215	7,345,389
CACI International, Inc. Cl A*	18,075	5,433,164
Carlisle Cos., Inc.	39,782	9,374,628
Chart Industries, Inc.*	32,153	3,704,990
Clean Harbors, Inc.*	38,685	4,414,732
Crane Hldgs. Co.	36,710	3,687,519
Curtiss-Wright Corp.	29,468	4,920,861
Donaldson Co., Inc.	94,203	5,545,731
Dycom Industries, Inc.*	22,661	2,121,070
EMCOR Group, Inc.	36,659	5,429,564
EnerSys	31,408	2,319,167
Esab Corp.	39,744	1,864,788
Flowserve Corp.	100,538	3,084,506

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Fluor Corp.*	109,301	$3,788,373
Fortune Brands Innovations, Inc.	98,651	5,633,959
FTI Consulting, Inc.*	26,480	4,205,024
GATX Corp.	27,078	2,879,475
Graco, Inc.	129,641	8,719,654
GXO Logistics, Inc.*	91,263	3,896,017
Hexcel Corp.	64,748	3,810,420
Hubbell, Inc. Cl B	41,313	9,695,335
IAA, Inc.*	102,898	4,115,920
Insperity, Inc.	27,430	3,116,048
ITT, Inc.	63,617	5,159,339
JetBlue Airways Corp.*	249,143	1,614,447
KBR, Inc.	105,538	5,572,406
Kennametal, Inc.	61,983	1,491,311
Kirby Corp.*	46,075	2,964,926
Knight-Swift Transportation Hldgs., Inc. Cl A	123,615	6,478,662
Landstar System, Inc.	27,635	4,501,742
Lennox International, Inc.	24,808	5,934,818
Lincoln Electric Hldgs., Inc.	44,415	6,417,523
ManpowerGroup, Inc.	38,891	3,236,120
MasTec, Inc.*	45,356	3,870,227
MDU Resources Group, Inc.	156,427	4,745,995
Mercury Systems, Inc.*	44,603	1,995,538
Middleby Corp.*	41,450	5,550,155
MSA Safety, Inc.	28,344	4,086,921
MSC Industrial Direct Co., Inc. Cl A	36,324	2,967,671
nVent Electric PLC	128,147	4,929,815
Oshkosh Corp.	50,304	4,436,310
Owens Corning	71,891	6,132,302
Regal Rexnord Corp.	50,887	6,105,422
RXO, Inc.*	88,551	1,523,077
Ryder System, Inc.	38,655	3,230,398
Saia, Inc.*	20,356	4,268,246
Science Applications International Corp.	42,407	4,704,209
Simpson Manufacturing Co., Inc.	32,768	2,905,211
Stericycle, Inc.*	70,912	3,537,800
SunPower Corp. Cl A*	65,655	1,183,760
Sunrun, Inc.*	163,930	3,937,599
Terex Corp.	51,924	2,218,193
Tetra Tech, Inc.	40,756	5,917,364
Timken Co.	50,922	3,598,658
Toro Co.	80,158	9,073,886
Trex Co., Inc.*	84,416	3,573,329
Univar Solutions, Inc.*	125,516	3,991,409
Valmont Industries, Inc.	16,410	5,426,295
Vicor Corp.*	17,147	921,651
Watsco, Inc.	25,587	6,381,398
Watts Water Technologies, Inc. Cl A	20,989	3,069,221
Werner Enterprises, Inc.	45,215	1,820,356

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Woodward, Inc.	46,281	$4,471,207
XPO, Inc.*	88,589	2,949,128

		312,639,933

INFORMATION TECHNOLOGY (11.9%)
ACI Worldwide, Inc.*	86,443	1,988,189
Allegro MicroSystems, Inc.*	50,036	1,502,081
Amkor Technology, Inc.	77,263	1,852,767
Arrow Electronics, Inc.*	47,315	4,947,730
Aspen Technology, Inc.*	22,341	4,588,841
Avnet, Inc.	70,399	2,927,190
Belden, Inc.	32,928	2,367,523
Blackbaud, Inc.*	34,310	2,019,487
Calix, Inc.*	43,796	2,996,960
Ciena Corp.*	113,958	5,809,579
Cirrus Logic, Inc.*	42,356	3,154,675
Cognex Corp.	133,026	6,266,855
Coherent Corp.*	106,687	3,744,714
CommVault Systems, Inc.*	34,256	2,152,647
Concentrix Corp.	32,592	4,339,951
Dynatrace, Inc.*	155,001	5,936,538
Envestnet, Inc.*	42,559	2,625,890
Euronet Worldwide, Inc.*	36,243	3,420,614
ExlService Hldgs., Inc.*	25,435	4,309,452
Fair Isaac Corp.*	19,213	11,500,518
Genpact Ltd.	129,693	6,007,380
IPG Photonics Corp.*	24,732	2,341,378
Jabil, Inc.	103,571	7,063,542
Kyndryl Hldgs., Inc.*	157,012	1,745,973
Lattice Semiconductor Corp.*	105,432	6,840,428
Littelfuse, Inc.	19,044	4,193,489
Lumentum Hldgs., Inc.*	52,463	2,736,995
MACOM Technology Solutions Hldgs., Inc.*	39,307	2,475,555
Manhattan Associates, Inc.*	47,999	5,827,079
Maximus, Inc.	46,579	3,415,638
MKS Instruments, Inc.	43,998	3,727,951
National Instruments Corp.	100,440	3,706,236
NCR Corp.*	105,695	2,474,320
Novanta, Inc.*	27,454	3,730,175
Paylocity Hldg. Corp.*	31,692	6,156,488
Power Integrations, Inc.	43,999	3,155,608
Qualys, Inc.*	26,592	2,984,420
Silicon Laboratories, Inc.*	25,603	3,473,559
SiTime Corp.*	12,369	1,256,938
Super Micro Computer, Inc.*	35,418	2,907,818
Synaptics, Inc.*	30,671	2,918,652
TD SYNNEX Corp.	32,341	3,063,016
Teradata Corp.*	78,309	2,635,881
Universal Display Corp.	33,430	3,611,777
Viasat, Inc.*	58,145	1,840,289
Vishay Intertechnology, Inc.	99,670	2,149,882
Vontier Corp.	121,536	2,349,291
Western Union Co.	297,061	4,090,530
WEX, Inc.*	33,534	5,487,839
Wolfspeed, Inc.*	95,551	6,596,841

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Xerox Hldgs. Corp.	86,182	$1,258,257

		190,675,426

MATERIALS (6.5%)
Alcoa Corp.	136,108	6,188,831
AptarGroup, Inc.	50,220	5,523,196
Ashland, Inc.	38,315	4,120,012
Avient Corp.	65,761	2,220,091
Cabot Corp.	43,269	2,892,100
Chemours Co.	116,093	3,554,768
Cleveland-Cliffs, Inc.*	396,395	6,385,923
Commercial Metals Co.	90,266	4,359,848
Eagle Materials, Inc.	28,343	3,765,367
Greif, Inc. Cl A	19,697	1,320,881
Ingevity Corp.*	27,023	1,903,500
Louisiana-Pacific Corp.	55,151	3,264,939
MP Materials Corp.*	71,019	1,724,341
NewMarket Corp.	5,239	1,629,905
Olin Corp.	97,982	5,187,167
Reliance Steel & Aluminum Co.	45,148	9,139,761
Royal Gold, Inc.	50,497	5,692,022
RPM International, Inc.	99,309	9,677,662
Scotts Miracle-Gro Co.	31,113	1,511,781
Sensient Technologies Corp.	32,338	2,358,087
Silgan Hldgs., Inc.	64,355	3,336,163
Sonoco Products Co.	75,011	4,553,918
United States Steel Corp.	180,211	4,514,286
Valvoline, Inc.	136,172	4,446,016
Westlake Corp.	26,489	2,716,182
Worthington Industries, Inc.	23,326	1,159,535

		103,146,282

REAL ESTATE (8.0%)
Apartment Income REIT Corp.	115,332	3,957,041
Brixmor Property Group, Inc.	230,707	5,230,128
Corporate Office Properties Trust	86,481	2,243,317
Cousins Properties, Inc.	116,490	2,946,032
CubeSmart	172,754	6,953,348
Douglas Emmett, Inc.	135,225	2,120,328
EastGroup Properties, Inc.	33,519	4,962,823
EPR Properties	57,710	2,176,821
First Industrial Realty Trust, Inc.	101,645	4,905,388
Healthcare Realty Trust, Inc. Cl A	292,754	5,641,370
Highwoods Properties, Inc.	80,923	2,264,225
Independence Realty Trust, Inc.	172,189	2,903,107
JBG SMITH Properties	76,152	1,445,365
Jones Lang LaSalle, Inc.*	36,511	5,818,758
Kilroy Realty Corp.	80,917	3,129,060
Kite Realty Group Trust	168,541	3,547,788
Lamar Advertising Co. Cl A	67,127	6,336,789
Life Storage, Inc.	65,385	6,440,422

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Macerich Co.	165,223	$1,860,411
Medical Properties Trust, Inc.	460,010	5,124,511
National Retail Properties, Inc.	137,490	6,291,542
National Storage Affiliates Trust	65,005	2,347,981
Omega Healthcare Investors, Inc.	180,145	5,035,053
Park Hotels & Resorts, Inc.	172,960	2,039,198
Pebblebrook Hotel Trust	101,135	1,354,198
Physicians Realty Trust	175,589	2,540,773
PotlatchDeltic Corp.	62,138	2,733,451
Rayonier, Inc.	112,636	3,712,483
Rexford Industrial Realty, Inc.	141,152	7,712,545
Sabra Health Care REIT, Inc.	177,679	2,208,550
SL Green Realty Corp.	49,475	1,668,297
Spirit Realty Capital, Inc.	107,433	4,289,800
STORE Capital Corp.	204,408	6,553,320

		128,494,223

UTILITIES (4.0%)
ALLETE, Inc.	43,972	2,836,634
Black Hills Corp.	50,061	3,521,291
Essential Utilities, Inc.	183,608	8,763,610

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Hawaiian Electric Industries, Inc.	84,210	$3,524,188
IDACORP, Inc.	38,895	4,194,826
National Fuel Gas Co.	70,369	4,454,358
New Jersey Resources Corp.	74,023	3,673,021
NorthWestern Corp.	44,446	2,637,426
OGE Energy Corp.	154,006	6,090,937
ONE Gas, Inc.	41,648	3,153,586
Ormat Technologies, Inc.	37,510	3,243,865
PNM Resources, Inc.	66,028	3,221,506
Portland General Electric Co.	68,673	3,364,977
Southwest Gas Hldgs., Inc.	47,465	2,937,134
Spire, Inc.	40,380	2,780,567
UGI Corp.	161,066	5,970,717

		64,368,643

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,416,343,122) 98.7%		1,578,939,647

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	4.01	02/21/23	$11,000,000	$10,937,241
U.S. Treasury Bill (1)	A-1+	4.02	01/24/23	3,000,000	2,992,349

					13,929,590

U.S. GOVERNMENT AGENCIES (0.1%)
FHLB	A-1+	3.40	01/04/23	1,500,000	1,499,575

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,429,165) 0.9%					15,429,165

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit		3.59	01/03/23	$1,164,345	$1,164,345

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,164,345) 0.1%					1,164,345

TOTAL INVESTMENTS (Cost: $1,432,936,632) 99.7%					1,595,533,157

OTHER NET ASSETS 0.3%					4,539,889

NET ASSETS 100.0%					$1,600,073,046

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.7%)
AT&T, Inc.	46,101	$848,719
Comcast Corp. Cl A	45,910	1,605,473
Electronic Arts, Inc.	9,249	1,130,043
Fox Corp. Cl A	17,870	542,712
Interpublic Group of Cos., Inc.	49,620	1,652,842
T-Mobile US, Inc.*	5,743	804,020

		6,583,809

CONSUMER DISCRETIONARY (6.8%)
Advance Auto Parts, Inc.	4,317	634,729
Amazon.com, Inc.*	12,899	1,083,516
Bath & Body Works, Inc.	27,389	1,154,173
Best Buy Co., Inc.	8,322	667,508
Home Depot, Inc.	5,607	1,771,027
Ralph Lauren Corp. Cl A	7,726	816,406
Tapestry, Inc.	26,475	1,008,168
Target Corp.	11,697	1,743,321
TJX Cos., Inc.	17,799	1,416,800
Ulta Beauty, Inc.*	2,535	1,189,092
Whirlpool Corp.	4,765	674,057

		12,158,797

CONSUMER STAPLES (2.5%)
Constellation Brands, Inc. Cl A	4,226	979,376
Hershey Co.	2,861	662,522
Procter & Gamble Co.	11,964	1,813,264
Walmart, Inc.	8,036	1,139,424

		4,594,586

ENERGY (4.4%)
Baker Hughes Co. Cl A	25,841	763,085
ConocoPhillips	19,742	2,329,556
Coterra Energy, Inc.	16,542	406,437
EQT Corp.	25,378	858,538
Exxon Mobil Corp.	13,939	1,537,471
Valero Energy Corp.	9,015	1,143,643
Williams Cos., Inc.	26,818	882,312

		7,921,042

FINANCIALS (5.4%)
Allstate Corp.	5,945	806,142
Comerica, Inc.	13,263	886,631
Goldman Sachs Group, Inc.	2,568	881,800
Intercontinental Exchange, Inc.	6,313	647,651
JPMorgan Chase & Co.	20,251	2,715,659
KeyCorp.	36,496	635,760
Morgan Stanley	27,881	2,370,443
U.S. Bancorp	18,854	822,223

		9,766,309

HEALTH CARE (11.1%)
Abbott Laboratories	11,252	1,235,357
AbbVie, Inc.	18,180	2,938,070
Bristol-Myers Squibb Co.	16,728	1,203,579
Cigna Corp.	3,491	1,156,708
CVS Health Corp.	16,223	1,511,821
Eli Lilly & Co.	5,089	1,861,760

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Gilead Sciences, Inc.	15,567	$1,336,427
HCA Healthcare, Inc.	5,794	1,390,328
Johnson & Johnson	11,218	1,981,660
Pfizer, Inc.	29,503	1,511,734
UnitedHealth Group, Inc.	7,213	3,824,188

		19,951,632

INDUSTRIALS (5.2%)
Caterpillar, Inc.	4,100	982,196
Deere & Co.	3,208	1,375,462
FedEx Corp.	3,698	640,494
Honeywell International, Inc.	4,588	983,208
Masco Corp.	10,467	488,495
Parker-Hannifin Corp.	3,312	963,792
Quanta Svcs., Inc.	5,307	756,248
Snap-on, Inc.	3,747	856,152
Trane Technologies PLC	6,502	1,092,921
Union Pacific Corp.	5,742	1,188,996

		9,327,964

INFORMATION TECHNOLOGY (15.8%)
Adobe, Inc.*	3,619	1,217,902
Apple, Inc.	60,117	7,811,002
Broadcom, Inc.	4,626	2,586,535
Fortinet, Inc.*	20,545	1,004,445
HP, Inc.	47,620	1,279,549
Lam Research Corp.	4,079	1,714,404
Micron Technology, Inc.	11,736	586,565
Microsoft Corp.	29,886	7,167,261
NetApp, Inc.	10,451	627,687
NVIDIA Corp.	9,956	1,454,970
QUALCOMM, Inc.	8,946	983,523
Visa, Inc. Cl A	9,941	2,065,342

		28,499,185

MATERIALS (1.7%)
Eastman Chemical Co.	7,447	606,484
Freeport-McMoRan, Inc.	25,791	980,058
LyondellBasell Industries N.V. Cl A	5,384	447,034
Newmont Corp.	21,962	1,036,606

		3,070,182

REAL ESTATE (1.4%)
Alexandria Real Estate Equities, Inc.	3,061	445,896
American Tower Corp.	3,527	747,230
Equinix, Inc.	1,050	687,782
Extra Space Storage, Inc.	4,062	597,845

		2,478,753

UTILITIES (0.8%)
NextEra Energy, Inc.	18,092	1,512,491

TOTAL COMMON STOCKS
(Cost: $71,095,912) 58.8%		105,864,750

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.9%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$2,025,000	$1,267,365
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	683,117
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	487,588
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,300,238
U.S. Treasury Bond	AA+	1.88	02/15/41	2,000,000	1,413,594
U.S. Treasury Bond	AA+	4.00	11/15/52	930,000	931,308
U.S. Treasury Note	AA+	0.63	05/15/30	725,000	573,798
U.S. Treasury Note	AA+	1.13	02/15/31	450,000	366,768
U.S. Treasury Note	AA+	1.50	02/15/30	900,000	766,969
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,518,603
U.S. Treasury Note	AA+	1.63	05/15/31	1,000,000	840,977
U.S. Treasury Note	AA+	1.75	01/31/29	700,000	614,852
U.S. Treasury Note	AA+	2.25	02/15/27	745,000	693,287
U.S. Treasury Note	AA+	2.25	08/15/27	2,000,000	1,850,078
U.S. Treasury Note	AA+	2.25	11/15/27	1,200,000	1,105,781
U.S. Treasury Note	AA+	2.38	05/15/27	1,400,000	1,305,227
U.S. Treasury Note	AA+	2.63	04/15/25	2,000,000	1,924,844
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,386,328
U.S. Treasury Note	AA+	2.88	05/15/28	4,250,000	4,010,107
U.S. Treasury Note	AA+	2.88	05/15/32	2,000,000	1,843,125
U.S. Treasury Strip	AA+	0.00	08/15/29	4,860,000	3,708,015

					28,591,969

U.S. GOVERNMENT AGENCIES (11.7%)
MORTGAGE-BACKED OBLIGATIONS (11.7%)
FHLMC	AA+	2.00	11/01/50	167,811	137,101
FHLMC	AA+	2.50	09/01/27	61,941	59,165
FHLMC	AA+	2.50	06/01/35	169,467	155,514
FHLMC	AA+	2.50	06/01/50	157,219	134,470
FHLMC	AA+	2.50	11/01/50	386,172	330,733
FHLMC	AA+	2.50	10/01/51	226,314	192,083
FHLMC	AA+	2.50	02/01/52	648,640	550,279
FHLMC	AA+	3.00	06/01/27	34,450	33,249
FHLMC	AA+	3.00	08/01/27	43,301	41,727
FHLMC	AA+	3.00	02/01/32	107,215	102,674
FHLMC	AA+	3.00	11/01/42	92,222	84,012
FHLMC	AA+	3.00	04/01/43	88,302	80,438
FHLMC	AA+	3.00	11/01/49	254,207	226,468
FHLMC	AA+	3.00	11/01/49	171,386	151,675
FHLMC	AA+	3.50	02/01/32	45,855	44,455
FHLMC	AA+	3.50	01/01/43	98,716	92,510
FHLMC	AA+	3.50	06/01/45	149,203	138,799
FHLMC	AA+	3.50	07/01/45	158,241	147,723
FHLMC	AA+	4.00	11/01/33	38,126	37,359
FHLMC	AA+	4.00	01/01/38	90,842	88,802
FHLMC	AA+	4.00	03/01/41	33,069	31,793
FHLMC	AA+	4.00	07/01/41	58,820	56,741
FHLMC	AA+	4.00	11/01/42	19,873	19,172
FHLMC	AA+	4.00	01/01/43	70,710	67,909
FHLMC	AA+	4.00	10/01/44	46,680	44,762
FHLMC	AA+	4.00	06/01/45	135,257	129,700
FHLMC	AA+	4.00	04/01/52	464,884	438,066
FHLMC	AA+	4.00	08/01/52	288,795	271,560
FHLMC	AA+	4.50	08/15/35	5,593	5,467
FHLMC	AA+	4.50	02/01/44	56,483	55,550
FHLMC	AA+	4.50	05/01/48	60,128	59,064
FHLMC	AA+	5.00	02/01/26	2,770	2,760
FHLMC	AA+	5.00	06/01/52	858,753	848,144

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	5.50	07/01/32	$13,388	$13,708
FHLMC	AA+	5.50	05/01/33	7,137	7,164
FHLMC	AA+	5.50	06/01/37	57,864	60,057
FHLMC ARM	AA+	1.92	10/01/51	621,916	546,019
FHLMC Strip	AA+	3.00	06/15/42	185,952	170,996
FHLMC Strip	AA+	3.00	01/15/43	63,702	57,556
FNMA	AA+	1.82	09/01/51	698,382	613,066
FNMA	AA+	2.00	11/01/35	226,522	202,055
FNMA	AA+	2.00	07/01/36	855,392	763,391
FNMA	AA+	2.00	10/01/50	148,417	121,906
FNMA	AA+	2.00	11/01/51	453,755	371,209
FNMA	AA+	2.00	03/01/52	278,958	227,557
FNMA	AA+	2.50	02/01/33	117,849	107,338
FNMA	AA+	2.50	06/01/35	364,788	334,702
FNMA	AA+	2.50	10/01/35	348,024	322,102
FNMA	AA+	2.50	04/01/42	1,095,230	952,421
FNMA	AA+	2.50	05/01/46	223,765	192,906
FNMA	AA+	2.50	12/01/50	63,236	54,611
FNMA	AA+	2.50	01/01/51	386,312	331,780
FNMA	AA+	2.50	03/01/51	917,968	792,082
FNMA	AA+	2.50	03/01/51	365,483	313,521
FNMA	AA+	2.50	04/01/51	168,052	142,852
FNMA	AA+	2.50	08/01/51	531,669	453,287
FNMA	AA+	2.50	12/01/51	377,845	320,634
FNMA	AA+	3.00	06/01/33	138,575	129,937
FNMA	AA+	3.00	09/01/33	86,058	80,719
FNMA	AA+	3.00	12/01/42	54,718	49,129
FNMA	AA+	3.00	01/01/43	232,109	211,197
FNMA	AA+	3.00	02/01/43	68,239	61,694
FNMA	AA+	3.00	03/01/43	137,975	125,545
FNMA	AA+	3.00	09/01/43	126,039	114,690
FNMA	AA+	3.00	12/01/47	21,443	19,023
FNMA	AA+	3.00	03/01/48	58,193	51,943
FNMA	AA+	3.00	03/01/50	67,511	59,762
FNMA	AA+	3.00	01/01/52	583,968	512,826
FNMA	AA+	3.50	08/01/38	90,141	84,276
FNMA	AA+	3.50	10/01/41	62,459	58,244
FNMA	AA+	3.50	11/01/41	89,837	84,096
FNMA	AA+	3.50	12/01/41	71,741	66,965
FNMA	AA+	3.50	04/01/42	94,142	87,554
FNMA	AA+	3.50	08/01/42	107,687	100,782
FNMA	AA+	3.50	08/01/43	122,312	114,246
FNMA	AA+	3.50	08/01/43	151,087	140,348
FNMA	AA+	3.50	01/01/44	13,429	12,139
FNMA	AA+	3.50	04/01/45	110,235	102,642
FNMA	AA+	3.50	09/01/47	59,353	55,135
FNMA	AA+	3.50	06/01/51	580,208	529,040
FNMA	AA+	3.50	05/01/52	515,326	470,333
FNMA	AA+	4.00	01/01/31	45,575	44,115
FNMA	AA+	4.00	07/01/40	74,541	71,588
FNMA	AA+	4.00	11/01/40	33,714	32,378
FNMA	AA+	4.00	05/01/41	29,925	28,533
FNMA	AA+	4.00	11/01/45	79,409	76,280
FNMA	AA+	4.00	02/01/47	66,186	63,605
FNMA	AA+	4.00	04/01/49	272,061	259,417

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.00	03/01/50	$271,572	$256,894
FNMA	AA+	4.00	07/01/52	196,628	185,106
FNMA	AA+	4.00	07/01/56	289,323	277,113
FNMA	AA+	4.50	05/01/30	13,616	13,511
FNMA	AA+	4.50	06/01/34	18,628	18,260
FNMA	AA+	4.50	08/01/35	10,139	9,946
FNMA	AA+	4.50	05/01/39	20,348	20,140
FNMA	AA+	4.50	05/01/39	32,088	31,797
FNMA	AA+	4.50	05/01/40	37,637	35,864
FNMA	AA+	4.50	10/01/40	153,653	151,880
FNMA	AA+	4.50	11/01/47	28,626	28,100
FNMA	AA+	4.50	11/01/47	48,762	48,636
FNMA	AA+	4.50	05/01/50	369,291	359,192
FNMA	AA+	5.00	06/01/33	19,635	20,023
FNMA	AA+	5.00	10/01/33	22,179	22,650
FNMA	AA+	5.00	11/01/33	53,549	54,492
FNMA	AA+	5.00	11/01/33	13,697	13,987
FNMA	AA+	5.00	03/01/34	7,792	7,957
FNMA	AA+	5.00	04/01/34	13,521	13,639
FNMA	AA+	5.00	09/01/35	6,296	6,429
FNMA	AA+	5.00	11/25/35	27,298	27,106
FNMA	AA+	5.00	08/01/37	59,684	60,951
FNMA	AA+	5.00	05/01/39	27,718	27,862
FNMA	AA+	5.00	06/01/40	9,755	9,879
FNMA	AA+	5.00	06/01/52	993,062	979,329
FNMA	AA+	5.50	03/01/34	4,067	4,079
FNMA	AA+	5.50	05/01/34	40,385	41,694
FNMA	AA+	5.50	07/01/34	21,097	21,355
FNMA	AA+	5.50	09/01/34	6,528	6,611
FNMA	AA+	5.50	10/01/34	14,771	15,247
FNMA	AA+	5.50	02/01/35	14,645	15,159
FNMA	AA+	5.50	02/01/35	16,499	16,978
FNMA	AA+	5.50	08/01/35	4,873	4,923
FNMA	AA+	5.50	08/01/37	3,080	3,194
FNMA	AA+	5.50	06/01/48	6,782	6,884
FNMA	AA+	6.00	05/01/32	4,286	4,433
FNMA	AA+	6.00	04/01/33	17,713	17,984
FNMA	AA+	6.00	05/01/33	8,051	8,172
FNMA	AA+	6.00	06/01/34	6,608	6,718
FNMA	AA+	6.00	09/01/34	1,804	1,831
FNMA	AA+	6.00	10/01/34	14,739	14,969
FNMA	AA+	6.00	01/01/37	10,046	10,488
FNMA	AA+	6.00	04/01/37	1,685	1,718
FNMA	AA+	6.00	05/01/37	1,953	1,960
FNMA	AA+	6.00	10/25/44	46,367	46,244
FNMA	AA+	6.00	12/25/49	11,132	11,280
FNMA	AA+	6.00	11/01/52	698,921	711,633
FNMA	AA+	6.50	05/01/32	17,695	18,137
FNMA	AA+	6.50	07/01/34	4,338	4,445
FNMA	AA+	6.50	05/01/37	16,779	16,811
FNMA	AA+	7.00	04/01/32	1,204	1,212
FNMA	AA+	7.50	06/01/31	1,973	2,025
FNMA	AA+	7.50	02/01/32	2,070	2,142
FNMA	AA+	7.50	06/01/32	1,339	1,414

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	8.00	04/01/32	$1,163	$1,173
FNMA Strip	AA+	3.00	08/25/42	57,096	51,278
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	53,109	48,869
GNMA (3)	AA+	2.50	10/20/51	194,813	164,952
GNMA (3)	AA+	3.00	07/15/46	201,485	179,939
GNMA (3)	AA+	3.00	10/20/51	185,731	161,707
GNMA (3)	AA+	4.00	08/15/41	54,890	53,135
GNMA (3)	AA+	4.00	01/15/42	134,097	129,847
GNMA (3)	AA+	4.00	08/20/42	38,482	37,289
GNMA (3)	AA+	4.50	04/20/31	31,626	31,044
GNMA (3)	AA+	4.50	10/15/40	59,459	59,080
GNMA (3)	AA+	4.50	10/20/43	106,906	104,849
GNMA (3)	AA+	5.00	06/20/39	46,675	46,544
GNMA (3)	AA+	6.50	04/15/31	1,368	1,406
GNMA (3)	AA+	6.50	10/15/31	903	929
GNMA (3)	AA+	6.50	12/15/31	447	460
GNMA (3)	AA+	6.50	05/15/32	3,242	3,333
GNMA (3)	AA+	7.00	05/15/31	993	1,032
GNMA (3)	AA+	7.00	05/15/32	424	425

					21,008,799

CORPORATE DEBT (7.3%)
COMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB	2.75	06/01/31	290,000	240,327
Comcast Corp.	A-	3.40	04/01/30	300,000	273,552
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	165,000	145,327
Verizon Communications, Inc.	BBB+	4.02	12/03/29	415,000	387,632

					1,046,838

CONSUMER DISCRETIONARY (0.8%)
Amazon.com, Inc.	AA	1.20	06/03/27	65,000	56,289
Amazon.com, Inc.	AA	5.20	12/03/25	300,000	305,433
AutoZone, Inc.	BBB	3.25	04/15/25	200,000	191,672
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	59,938
Best Buy Co., Inc.	BBB+	1.95	10/01/30	250,000	197,810
Brunswick Corp.	BBB-	2.40	08/18/31	275,000	202,179
Harman International Industries, Inc.	A-	4.15	05/15/25	300,000	291,686
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	147,079

					1,452,086

CONSUMER STAPLES (0.2%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	115,000	94,383
Hormel Foods Corp.	A	1.80	06/11/30	140,000	113,911
Sysco Corp.	BBB	3.75	10/01/25	100,000	96,765

					305,059

ENERGY (0.1%)
Energy Transfer LP	BBB-	5.55	02/15/28	65,000	64,476
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	120,000	112,910

					177,386

FINANCIALS (2.9%)
Aflac, Inc.	A-	1.13	03/15/26	165,000	146,185
Allstate Corp.	A-	0.75	12/15/25	350,000	310,454
American Express Co.	BBB	3.63	12/05/24	250,000	243,389
Bank of America Corp.	A-	3.37	01/23/26	165,000	157,325

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
Bank of America Corp.	BBB+	3.95	04/21/25	$300,000	$291,962
Block Financial LLC	BBB	5.25	10/01/25	350,000	349,186
Capital One Financial Corp.	BBB	4.93	05/10/28	115,000	111,332
Citigroup, Inc.	BBB+	3.79	03/17/33	195,000	166,782
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	238,691
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	96,429
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	250,000	243,855
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	296,867
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	450,000	375,534
JPMorgan Chase & Co.	A-	1.47	09/22/27	350,000	303,017
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	155,000	151,288
Kemper Corp.	BBB	3.80	02/23/32	165,000	137,887
Lincoln National Corp.	BBB+	4.00	09/01/23	250,000	248,034
Mercury General Corp.	BBB	4.40	03/15/27	125,000	116,882
Morgan Stanley	A-	2.70	01/22/31	450,000	371,856
Signet UK Finance PLC	BB-	4.70	06/15/24	250,000	242,500
Synchrony Financial	BBB-	3.70	08/04/26	400,000	367,962
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	235,729
Wells Fargo & Co.	BBB+	3.53	03/24/28	115,000	106,490

					5,309,636

HEALTH CARE (0.7%)
AbbVie, Inc.	BBB+	4.25	11/14/28	175,000	168,800
Baxter International, Inc.	BBB	2.54	02/01/32	100,000	79,439
CVS Health Corp.	BBB	3.75	04/01/30	389,000	352,692
Elevance Health, Inc.	A	2.88	09/15/29	255,000	224,038
Merck & Co., Inc.	A+	2.15	12/10/31	165,000	134,738
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	375,000	303,701

					1,263,408

INDUSTRIALS (0.4%)
Boeing Co.	BBB-	4.88	05/01/25	180,000	178,622
Deere & Co.	A	2.75	04/15/25	200,000	192,104
General Dynamics Corp.	A-	3.25	04/01/25	150,000	145,343
Verisk Analytics, Inc.	BBB	4.00	06/15/25	175,000	170,095

					686,164

INFORMATION TECHNOLOGY (0.9%)
Apple, Inc.	AA+	2.05	09/11/26	200,000	182,559
Applied Materials, Inc.	A	3.90	10/01/25	350,000	342,198
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	299,365
Mastercard, Inc.	A+	3.30	03/26/27	300,000	285,712
PayPal Hldgs., Inc.	A-	2.65	10/01/26	350,000	323,130
QUALCOMM, Inc.	A	4.25	05/20/32	65,000	62,533
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	250,000	204,425

					1,699,922

MATERIALS (0.3%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	165,000	136,410
Eagle Materials, Inc.	BBB	2.50	07/01/31	200,000	156,888
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	340,029

					633,327

REAL ESTATE (0.2%)
Boston Properties LP	BBB+	3.25	01/30/31	300,000	248,004
Prologis LP	A	1.75	07/01/30	140,000	110,266

					358,270

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
UTILITIES (0.2%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	$100,000	$99,477
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	180,000	169,582
Southern Co.	BBB	3.25	07/01/26	50,000	47,015

					316,074

TOTAL CORPORATE DEBT					13,248,170

TOTAL LONG-TERM DEBT SECURITIES (Cost: $70,708,088) 34.9%					62,848,938

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.1%)
U.S. Treasury Bill	A-1+	2.94	01/03/23	$600,000	$599,902
U.S. Treasury Bill	A-1+	3.65	01/24/23	3,400,000	3,392,097
U.S. Treasury Bill	A-1+	3.67	01/17/23	500,000	499,187
U.S. Treasury Bill	A-1+	4.05	02/21/23	1,000,000	994,292

					5,485,478

U.S. GOVERNMENT AGENCIES (1.9%)
FHLB	A-1+	3.40	01/04/23	1,500,000	1,499,575
FHLB	A-1+	3.93	01/10/23	750,000	749,265
FHLB	A-1+	4.05	01/25/23	1,200,000	1,196,768

					3,445,608

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,931,086) 5.0%					8,931,086

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.0%)
Citibank, New York Time Deposit		3.59	01/03/23	$1,774,279	$1,774,279

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,774,279) 1.0%					1,774,279

TOTAL INVESTMENTS (Cost: $152,509,365) 99.7%					179,419,053

OTHER NET ASSETS 0.3%					567,611

NET ASSETS 100.0%					$179,986,664

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
AUSTRALIA (6.7%)
CONSUMER DISCRETIONARY (0.3%)
Aristocrat Leisure Ltd.	148,678	$3,063,630

CONSUMER STAPLES (0.2%)
Woolworths Group Ltd.	115,935	2,647,425

ENERGY (0.3%)
Woodside Energy Group Ltd.	67,885	1,644,053
Woodside Energy Group Ltd.	58,606	1,410,029

		3,054,082

FINANCIALS (1.6%)
ANZ Group Hldgs. Ltd.	314,435	5,065,205
National Australia Bank Ltd.	292,444	5,937,667
Suncorp Group Ltd.	1,047,121	8,532,793

		19,535,665

HEALTH CARE (0.5%)
Sonic Healthcare Ltd.	289,941	5,900,596

INDUSTRIALS (0.7%)
Aurizon Hldgs. Ltd.	3,257,215	8,251,957

INFORMATION TECHNOLOGY (0.1%)
WiseTech Global Ltd.	47,887	1,646,951

MATERIALS (3.0%)
BHP Group Ltd.	941,281	29,158,009
Fortescue Metals Group Ltd.	497,116	6,948,267

		36,106,276

TOTAL AUSTRALIA		80,206,582

AUSTRIA (1.0%)
ENERGY (0.6%)
OMV AG	142,823	7,347,296

FINANCIALS (0.2%)
Raiffeisen Bank International AG*	118,348	1,929,891

MATERIALS (0.2%)
voestalpine AG	81,087	2,148,024

TOTAL AUSTRIA		11,425,211

DENMARK (4.2%)
CONSUMER DISCRETIONARY (0.6%)
Pandora A/S	104,455	7,383,142

FINANCIALS (0.4%)
Danske Bank A/S	231,038	4,556,854

HEALTH CARE (2.0%)
Novo Nordisk A/S Cl B	173,229	23,527,533

INDUSTRIALS (1.2%)
AP Moller — Maersk A/S Cl B	6,531	14,620,539

TOTAL DENMARK		50,088,068

FINLAND (1.0%)
FINANCIALS (1.0%)
Nordea Bank Abp	837,405	8,970,546

	Shares	Value
COMMON STOCKS (CONTINUED):
FINLAND (CONTINUED)
FINANCIALS (CONTINUED)
Sampo OYJ Cl A	62,703	$3,275,100

		12,245,646

FRANCE (11.2%)
COMMUNICATION SERVICES (1.2%)
Orange S.A.	607,049	6,023,495
Publicis Groupe S.A.	132,464	8,462,503

		14,485,998

CONSUMER DISCRETIONARY (2.0%)
Hermes International	2,401	3,716,567
La Francaise des Jeux SAEM†	84,953	3,418,544
LVMH Moet Hennessy Louis Vuitton SE	23,922	17,408,691

		24,543,802

CONSUMER STAPLES (1.2%)
Carrefour S.A.	484,381	8,102,112
Danone S.A.	119,054	6,275,121

		14,377,233

ENERGY (1.1%)
TotalEnergies SE	206,049	12,934,960

FINANCIALS (1.9%)
AXA S.A.	197,246	5,494,650
BNP Paribas S.A.	185,535	10,564,706
Societe Generale S.A.	285,013	7,149,503

		23,208,859

HEALTH CARE (1.1%)
Sanofi	137,935	13,301,222

INDUSTRIALS (1.9%)
Bouygues S.A.	230,949	6,926,892
Cie de Saint-Gobain	148,602	7,270,075
Eiffage S.A.	84,057	8,268,582

		22,465,549

INFORMATION TECHNOLOGY (0.2%)
Dassault Systemes SE	58,195	2,092,771

UTILITIES (0.6%)
Engie S.A.	497,431	7,116,624

TOTAL FRANCE		134,527,018

GERMANY (3.9%)
COMMUNICATION SERVICES (0.6%)
Deutsche Telekom AG	359,340	7,149,973

CONSUMER DISCRETIONARY (1.4%)
Bayerische Motoren Werke AG	95,399	8,446,551
Mercedes-Benz Group AG	129,775	8,487,026

		16,933,577

INDUSTRIALS (0.6%)
Deutsche Post AG	195,129	7,303,370

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
GERMANY (CONTINUED)
MATERIALS (0.6%)
Covestro AG†	139,031	$5,416,352
HeidelbergCement AG	29,223	1,656,001

		7,072,353

REAL ESTATE (0.3%)
LEG Immobilien SE	59,485	3,879,717

UTILITIES (0.4%)
RWE AG	115,251	5,095,223

TOTAL GERMANY		47,434,213

HONG KONG (1.8%)
INDUSTRIALS (0.7%)
CK Hutchison Hldgs. Ltd.	1,378,500	8,258,283

REAL ESTATE (1.1%)
Henderson Land Development Co. Ltd.	1,963,000	6,833,513
Sun Hung Kai Properties Ltd.	447,000	6,105,661

		12,939,174

TOTAL HONG KONG		21,197,457

ISRAEL (0.8%)
INFORMATION TECHNOLOGY (0.8%)
Check Point Software Technologies Ltd.*	76,150	9,607,084

ITALY (0.7%)
FINANCIALS (0.7%)
Assicurazioni Generali SpA	118,590	2,108,927
Poste Italiane SpA†	610,040	5,952,117

		8,061,044

JAPAN (18.3%)
COMMUNICATION SERVICES (0.9%)
Nintendo Co. Ltd.	253,000	10,640,623

CONSUMER DISCRETIONARY (2.5%)
Honda Motor Co. Ltd.	376,400	8,587,601
Iida Group Hldgs. Co. Ltd.	349,900	5,313,967
Toyota Motor Corp.	197,700	2,697,851
Yamaha Motor Co. Ltd.	309,200	6,990,175
ZOZO, Inc.	250,400	6,185,467

		29,775,061

CONSUMER STAPLES (1.4%)
Japan Tobacco, Inc.	457,400	9,223,751
Suntory Beverage & Food Ltd.	204,300	6,958,720

		16,182,471

ENERGY (0.7%)
ENEOS Hldgs., Inc.	2,183,600	7,438,051
Inpex Corp.	135,300	1,454,243

		8,892,294

	Shares	Value
COMMON STOCKS (CONTINUED):
JAPAN (CONTINUED)
FINANCIALS (2.8%)
Dai-ichi Life Hldgs., Inc.	383,200	$8,656,258
Daiwa Securities Group, Inc.	1,465,700	6,478,371
Japan Post Insurance Co. Ltd.	505,000	8,883,869
Mitsubishi UFJ Financial Group, Inc.	1,493,800	10,031,177

		34,049,675

HEALTH CARE (1.0%)
Takeda Pharmaceutical Co. Ltd.	400,600	12,520,765

INDUSTRIALS (6.1%)
AGC, Inc.	167,500	5,560,094
ITOCHU Corp.	340,400	10,682,134
Marubeni Corp.	960,200	11,002,936
Mitsubishi Corp.	326,800	10,612,325
Mitsui & Co. Ltd.	437,700	12,751,731
Mitsui OSK Lines Ltd.	117,700	2,941,854
Nippon Yusen KK	373,800	8,816,797
Sumitomo Corp.	613,300	10,197,660
Yamato Hldgs. Co. Ltd.	57,300	908,233

		73,473,764

INFORMATION TECHNOLOGY (2.9%)
Brother Industries Ltd.	410,700	6,208,844
Canon, Inc.	402,900	8,722,722
Keyence Corp.	22,172	8,610,460
Seiko Epson Corp.	469,400	6,831,138
Tokyo Electron Ltd.	17,000	4,996,421

		35,369,585

TOTAL JAPAN		220,904,238

LUXEMBOURG (0.8%)
MATERIALS (0.6%)
ArcelorMittal S.A.	257,349	6,789,738

REAL ESTATE (0.2%)
Aroundtown S.A.	1,255,065	2,923,712

TOTAL LUXEMBOURG		9,713,450

NETHERLANDS (3.2%)
CONSUMER STAPLES (0.7%)
Koninklijke Ahold Delhaize N.V.	298,951	8,595,627

FINANCIALS (0.8%)
ING Groep N.V.	818,949	9,976,219

INFORMATION TECHNOLOGY (1.7%)
ASML Hldg. N.V.	36,239	19,760,313

TOTAL NETHERLANDS		38,332,159

NORWAY (1.0%)
ENERGY (0.9%)
Aker BP ASA	81,223	2,524,207
Equinor ASA	238,381	8,565,993

		11,090,200

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
COMMON STOCKS (CONTINUED):
NORWAY (CONTINUED)
FINANCIALS (0.1%)
Gjensidige Forsikring ASA	87,239	$1,710,810

TOTAL NORWAY		12,801,010

SINGAPORE (0.8%)
FINANCIALS (0.8%)
DBS Group Hldgs. Ltd.	397,800	10,068,956

SPAIN (3.4%)
COMMUNICATION SERVICES (0.7%)
Telefonica S.A.	2,222,895	8,047,495

CONSUMER DISCRETIONARY (0.2%)
Industria de Diseno Textil S.A.	88,596	2,353,313

FINANCIALS (1.8%)
Banco Bilbao Vizcaya Argentaria S.A.	1,781,542	10,731,208
Banco Santander S.A.	3,453,662	10,327,328

		21,058,536

UTILITIES (0.7%)
Red Electrica Corp. S.A.	506,195	8,802,218

TOTAL SPAIN		40,261,562

SWEDEN (0.9%)
CONSUMER DISCRETIONARY (0.4%)
H & M Hennes & Mauritz AB Cl B	466,679	5,029,301

FINANCIALS (0.5%)
Svenska Handelsbanken AB Cl A	590,861	5,948,985

UTILITIES (0.0%) (2)
Orron Energy ab	85,410	184,609

TOTAL SWEDEN		11,162,895

SWITZERLAND (9.9%)
CONSUMER DISCRETIONARY (1.6%)
Cie Financiere Richemont S.A. Cl A	86,482	11,211,434
Swatch Group AG	28,795	8,182,808

		19,394,242

CONSUMER STAPLES (2.0%)
Nestle S.A.	203,179	23,465,285

FINANCIALS (2.1%)
Partners Group Hldg. AG	8,102	7,173,026
UBS Group AG	657,160	12,212,143
Zurich Insurance Group AG	12,375	5,915,247

		25,300,416

HEALTH CARE (4.2%)
Novartis AG	250,311	22,648,834
Roche Hldg. AG	63,929	20,085,634
Sonova Hldg. AG	30,483	7,238,501

		49,972,969

TOTAL SWITZERLAND		118,132,912

	Shares	Value
COMMON STOCKS (CONTINUED):
UNITED KINGDOM (15.0%)
COMMUNICATION SERVICES (1.0%)
Vodafone Group PLC	7,092,690	$7,182,895
WPP PLC	469,828	4,641,895

		11,824,790

CONSUMER DISCRETIONARY (1.0%)
Barratt Developments PLC	294,798	1,408,043
Burberry Group PLC	295,336	7,180,258
Persimmon PLC	231,114	3,388,739

		11,977,040

CONSUMER STAPLES (3.3%)
British American Tobacco PLC	367,971	14,556,253
Diageo PLC	302,591	13,244,975
Haleon PLC*	425,895	1,685,103
Imperial Brands PLC	438,962	10,935,043

		40,421,374

ENERGY (1.5%)
Shell PLC	642,115	18,101,746

FINANCIALS (2.7%)
3i Group PLC	343,652	5,542,194
Barclays PLC	4,159,779	7,915,279
Direct Line Insurance Group PLC	1,406,843	3,749,770
Lloyds Banking Group PLC	16,302,538	8,896,523
NatWest Group PLC	1,955,943	6,237,951

		32,341,717

HEALTH CARE (0.5%)
GSK PLC	340,716	5,888,675

INDUSTRIALS (2.0%)
BAE Systems PLC	1,265,791	13,073,600
RELX PLC	399,940	11,057,554

		24,131,154

MATERIALS (3.0%)
Anglo American PLC	452,088	17,703,716
Rio Tinto PLC	254,051	17,881,136

		35,584,852

TOTAL UNITED KINGDOM		180,271,348

UNITED STATES (5.7%)
FINANCIALS (5.7%)
iShares Core MSCI Emerging Markets ETF	616,570	28,793,819
iShares MSCI Emerging Markets ex China ETF	200,000	9,494,000
Vanguard FTSE Emerging Markets ETF	769,298	29,987,236

		68,275,055

TOTAL COMMON STOCKS
(Cost: $1,203,862,667) 90.3%		1,084,715,908

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount		Value
SHORT-TERM DEBT SECURITIES:
UNITED STATES (0.2%)
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	4.02	01/24/23		$3,000,000	$2,992,349

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,992,349) 0.2%						2,992,349

		Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (9.0%)
BBVA, Madrid Time Deposit		1.10	01/02/23	EUR	2,340	$2,505
BNP Paribas, Paris Time Deposit		(12.63)	01/02/23	SEK	345	33
Brown Brothers Harriman, Grand Cayman Time Deposit		1.05	01/02/23	DKK	1,895	273
Nordea Bank Abp, Oslo Time Deposit		1.00	01/02/23	NOK	477	48
Sumitomo Mitsui Banking Corp., Tokyo Time Deposit		3.59	01/03/23	USD	108,064,911	108,064,911

						108,067,770

TOTAL TEMPORARY CASH INVESTMENT (Cost: $108,067,770) 9.0%						108,067,770

TOTAL INVESTMENTS (Cost: $1,314,922,786) 99.5%						1,195,776,027

OTHER NET ASSETS 0.5%						5,803,299

NET ASSETS 100.0%						$1,201,579,326

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (7.2%)
Activision Blizzard, Inc.	97	$7,425
Alphabet, Inc. Cl A*	813	71,731
Alphabet, Inc. Cl C*	721	63,974
AT&T, Inc.	970	17,858
Charter Communications, Inc. Cl A*	15	5,087
Comcast Corp. Cl A	588	20,562
DISH Network Corp. Cl A*	34	477
Electronic Arts, Inc.	36	4,398
Fox Corp. Cl A	42	1,276
Fox Corp. Cl B	19	541
Interpublic Group of Cos., Inc.	53	1,765
Lumen Technologies, Inc.	130	679
Match Group, Inc.*	38	1,577
Meta Platforms, Inc. Cl A*	306	36,824
Netflix, Inc.*	60	17,693
News Corp. Cl A	52	946
News Corp. Cl B	16	295
Omnicom Group, Inc.	28	2,284
Paramount Global Cl B	69	1,165
Take-Two Interactive Software, Inc.*	21	2,187
T-Mobile US, Inc.*	82	11,480
Verizon Communications, Inc.	572	22,537
Walt Disney Co.*	249	21,633
Warner Bros Discovery, Inc.*	301	2,853

		317,247

CONSUMER DISCRETIONARY (9.7%)
Advance Auto Parts, Inc.	8	1,176
Amazon.com, Inc.*	1,217	102,228
Aptiv PLC*	37	3,446
AutoZone, Inc.*	3	7,399
Bath & Body Works, Inc.	31	1,306
Best Buy Co., Inc.	27	2,166
Booking Hldgs., Inc.*	5	10,076
BorgWarner, Inc.	32	1,288
CarMax, Inc.*	21	1,279
Carnival Corp.*	137	1,104
Chipotle Mexican Grill, Inc. Cl A*	4	5,550
Darden Restaurants, Inc.	16	2,213
Dollar General Corp.	31	7,634
Dollar Tree, Inc.*	29	4,102
Domino’s Pizza, Inc.	4	1,386
DR Horton, Inc.	43	3,833
eBay, Inc.	75	3,110
Etsy, Inc.*	17	2,036
Expedia Group, Inc.*	21	1,840
Ford Motor Co.	542	6,303
Garmin Ltd.	21	1,938
General Motors Co.	195	6,560
Genuine Parts Co.	19	3,297
Hasbro, Inc.	17	1,037
Hilton Worldwide Hldgs., Inc.	37	4,675
Home Depot, Inc.	141	44,536
Las Vegas Sands Corp.*	45	2,163

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Lennar Corp. Cl A	35	$3,167
LKQ Corp.	35	1,869
Lowe’s Cos., Inc.	86	17,135
Marriott International, Inc. Cl A	37	5,509
McDonald’s Corp.	101	26,617
Mohawk Industries, Inc.*	7	716
NIKE, Inc. Cl B	173	20,243
Norwegian Cruise Line Hldgs. Ltd.*	58	710
NVR, Inc.*	1	4,613
O’Reilly Automotive, Inc.*	8	6,752
Pool Corp.	5	1,512
PulteGroup, Inc.	31	1,411
Ralph Lauren Corp. Cl A	5	528
Ross Stores, Inc.	48	5,571
Starbucks Corp.	158	15,674
Tapestry, Inc.	34	1,295
Target Corp.	64	9,539
Tesla, Inc.*	368	45,330
TJX Cos., Inc.	160	12,736
Tractor Supply Co.	15	3,375
Ulta Beauty, Inc.*	7	3,283
VF Corp.	45	1,242
Whirlpool Corp.	7	990
Wynn Resorts Ltd.*	14	1,155
Yum! Brands, Inc.	39	4,995

		429,648

CONSUMER STAPLES (7.1%)
Altria Group, Inc.	359	16,410
Archer-Daniels-Midland Co.	111	10,306
Brown-Forman Corp. Cl B	36	2,364
Campbell Soup Co.	40	2,270
Clorox Co.	24	3,368
Coca-Cola Co.	780	49,616
Colgate-Palmolive Co.	168	13,237
Conagra Brands, Inc.	96	3,715
Constellation Brands, Inc. Cl A	32	7,416
Costco Wholesale Corp.	89	40,628
Estee Lauder Cos., Inc. Cl A	46	11,413
General Mills, Inc.	119	9,978
Hormel Foods Corp.	58	2,642
J M Smucker Co.	21	3,328
Kellogg Co.	51	3,633
Keurig Dr Pepper, Inc.	171	6,098
Kimberly-Clark Corp.	68	9,231
Kraft Heinz Co.	160	6,514
Kroger Co.	131	5,840
Lamb Weston Hldgs., Inc.	29	2,591
McCormick & Co., Inc.	51	4,227
Molson Coors Beverage Co. Cl B	37	1,906
Monster Beverage Corp.*	77	7,818
Procter & Gamble Co.	475	71,991
Sysco Corp.	102	7,798
Tyson Foods, Inc. Cl A	58	3,611
Walgreens Boots Alliance, Inc.	144	5,380

		313,329

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (5.2%)
APA Corp.	44	$2,054
Baker Hughes Co. Cl A	136	4,016
Chevron Corp.	242	43,437
ConocoPhillips	169	19,942
Coterra Energy, Inc.	107	2,629
Devon Energy Corp.	89	5,474
Diamondback Energy, Inc.	24	3,283
EOG Resources, Inc.	80	10,362
EQT Corp.	49	1,658
Exxon Mobil Corp.	559	61,658
Halliburton Co.	124	4,879
Hess Corp.	38	5,389
Kinder Morgan, Inc.	269	4,863
Marathon Oil Corp.	87	2,355
Marathon Petroleum Corp.	64	7,449
Occidental Petroleum Corp.	99	6,236
ONEOK, Inc.	61	4,008
Phillips 66	65	6,765
Pioneer Natural Resources Co.	32	7,308
Schlumberger Ltd.	193	10,318
Targa Resources Corp.	30	2,205
Valero Energy Corp.	53	6,724
Williams Cos., Inc.	166	5,461

		228,473

FINANCIALS (12.9%)
Aflac, Inc.	77	5,539
Allstate Corp.	36	4,882
American Express Co.	81	11,968
American International Group, Inc.	101	6,387
Ameriprise Financial, Inc.	14	4,359
Aon PLC Cl A	28	8,404
Arch Capital Group Ltd.*	50	3,139
Arthur J. Gallagher & Co.	28	5,279
Assurant, Inc.	7	875
Bank of America Corp.	946	31,332
Bank of New York Mellon Corp.	100	4,552
Berkshire Hathaway, Inc. Cl B*	245	75,681
BlackRock, Inc. Cl A	20	14,173
Brown & Brown, Inc.	32	1,823
Capital One Financial Corp.	52	4,834
Cboe Global Markets, Inc.	14	1,757
Charles Schwab Corp.	207	17,235
Chubb Ltd.	57	12,574
Cincinnati Financial Corp.	21	2,150
Citigroup, Inc.	263	11,895
Citizens Financial Group, Inc.	67	2,638
CME Group, Inc. Cl A	49	8,240
Comerica, Inc.	17	1,136
Discover Financial Svcs.	37	3,620
Everest Re Group Ltd.	5	1,656
FactSet Research Systems, Inc.	5	2,006
Fifth Third Bancorp	94	3,084
First Republic Bank	24	2,925
Franklin Resources, Inc.	38	1,002

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Global X S&P 500 Catholic Values ETF	1,364	$63,453
Globe Life, Inc.	12	1,447
Goldman Sachs Group, Inc.	46	15,795
Hartford Financial Svcs. Group, Inc.	44	3,337
Huntington Bancshares, Inc.	196	2,764
Intercontinental Exchange, Inc.	76	7,797
Invesco Ltd.	62	1,115
JPMorgan Chase & Co.	398	53,372
KeyCorp.	127	2,212
Lincoln National Corp.	21	645
Loews Corp.	27	1,575
M&T Bank Corp.	23	3,336
MarketAxess Hldgs., Inc.	5	1,394
Marsh & McLennan Cos., Inc.	68	11,253
MetLife, Inc.	90	6,513
Moody’s Corp.	21	5,851
Morgan Stanley	179	15,219
MSCI, Inc. Cl A	10	4,652
Nasdaq, Inc.	46	2,822
Northern Trust Corp.	28	2,478
PNC Financial Svcs. Group, Inc.	55	8,687
Principal Financial Group, Inc.	31	2,602
Progressive Corp.	79	10,247
Prudential Financial, Inc.	50	4,973
Raymond James Financial, Inc.	26	2,778
Regions Financial Corp.	127	2,738
S&P Global, Inc.	46	15,407
Signature Bank	8	922
State Street Corp.	50	3,879
SVB Financial Group*	8	1,841
Synchrony Financial	62	2,037
T. Rowe Price Group, Inc.	30	3,272
Travelers Cos., Inc.	32	6,000
Truist Financial Corp.	180	7,745
U.S. Bancorp	184	8,024
Wells Fargo & Co.	517	21,347
Willis Towers Watson PLC	15	3,669
WR Berkley Corp.	27	1,959
Zions Bancorporation	20	983

		571,285

HEALTH CARE (15.3%)
Align Technology, Inc.*	32	6,749
AmerisourceBergen Corp. Cl A	73	12,097
Baxter International, Inc.	227	11,570
Boston Scientific Corp.*	646	29,890
Cardinal Health, Inc.	119	9,148
Cigna Corp.	138	45,725
Contra ABIOMED, Inc. — contingent value rights*	20	0	††
CVS Health Corp.	593	55,262
DaVita, Inc.*	24	1,792
DENTSPLY SIRONA, Inc.	97	3,088
Dexcom, Inc.*	175	19,817

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Edwards Lifesciences Corp.*	279	$20,816
Elevance Health, Inc.	107	54,888
Gilead Sciences, Inc.	566	48,591
Henry Schein, Inc.*	61	4,872
Hologic, Inc.*	112	8,379
Humana, Inc.	57	29,195
IDEXX Laboratories, Inc.*	37	15,094
Incyte Corp.*	83	6,667
Intuitive Surgical, Inc.*	159	42,191
IQVIA Hldgs., Inc.*	83	17,006
Laboratory Corp. of America Hldgs.	40	9,419
McKesson Corp.	64	24,008
Medtronic PLC	600	46,632
Mettler-Toledo International, Inc.*	10	14,454
Molina Healthcare, Inc.*	26	8,586
Quest Diagnostics, Inc.	52	8,135
ResMed, Inc.	66	13,737
STERIS PLC	45	8,311
Stryker Corp.	152	37,162
Teleflex, Inc.	21	5,242
Waters Corp.*	26	8,907
West Pharmaceutical Svcs., Inc.	33	7,767
Zimmer Biomet Hldgs., Inc.	94	11,985
Zoetis, Inc. Cl A	210	30,775

		677,957

INDUSTRIALS (8.4%)
3M Co.	106	12,712
Alaska Air Group, Inc.*	24	1,031
Allegion PLC	16	1,684
American Airlines Group, Inc.*	124	1,577
AMETEK, Inc.	43	6,008
AO Smith Corp.	24	1,374
Carrier Global Corp.	160	6,600
Caterpillar, Inc.	100	23,956
CH Robinson Worldwide, Inc.	23	2,106
Cintas Corp.	16	7,226
Copart, Inc.*	82	4,993
CoStar Group, Inc.*	77	5,951
CSX Corp.	401	12,423
Cummins, Inc.	26	6,300
Deere & Co.	53	22,724
Delta Air Lines, Inc.*	122	4,009
Dover Corp.	27	3,656
Eaton Corp. PLC	76	11,928
Emerson Electric Co.	113	10,855
Equifax, Inc.	23	4,470
Expeditors International of Washington, Inc.	31	3,221
Fastenal Co.	110	5,205
FedEx Corp.	46	7,967
Fortive Corp.	68	4,369
Generac Hldgs., Inc.*	12	1,208
Howmet Aerospace, Inc.	70	2,759
IDEX Corp.	14	3,197

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Illinois Tool Works, Inc.	53	$11,676
Ingersoll Rand, Inc.	77	4,023
JB Hunt Transport Svcs., Inc.	15	2,615
Johnson Controls International PLC	131	8,384
Masco Corp.	43	2,007
Nordson Corp.	10	2,377
Norfolk Southern Corp.	44	10,842
Old Dominion Freight Line, Inc.	17	4,824
Otis Worldwide Corp.	80	6,265
PACCAR, Inc.	66	6,532
Parker-Hannifin Corp.	24	6,984
Pentair PLC	31	1,394
Quanta Svcs., Inc.	27	3,847
Republic Svcs., Inc. Cl A	39	5,031
Robert Half International, Inc.	20	1,477
Rockwell Automation, Inc.	22	5,667
Rollins, Inc.	44	1,608
Snap-on, Inc.	10	2,285
Southwest Airlines Co.*	113	3,805
Stanley Black & Decker, Inc.	28	2,103
Trane Technologies PLC	44	7,396
TransDigm Group, Inc.	9	5,667
Union Pacific Corp.	118	24,434
United Airlines Hldgs., Inc.*	62	2,337
United Parcel Svc., Inc. Cl B	140	24,338
United Rentals, Inc.*	13	4,620
Verisk Analytics, Inc. Cl A	29	5,116
Waste Management, Inc.	72	11,295
Westinghouse Air Brake Technologies Corp.	34	3,394
WW Grainger, Inc.	8	4,450
Xylem, Inc.	34	3,759

		370,061

INFORMATION TECHNOLOGY (25.3%)
Accenture PLC Cl A	86	22,948
Adobe, Inc.*	64	21,538
Advanced Micro Devices, Inc.*	220	14,249
Akamai Technologies, Inc.*	21	1,770
Amphenol Corp. Cl A	81	6,167
Analog Devices, Inc.	70	11,482
ANSYS, Inc.*	11	2,658
Apple, Inc.	2,033	264,148
Applied Materials, Inc.	117	11,394
Arista Networks, Inc.*	33	4,005
Autodesk, Inc.*	29	5,419
Automatic Data Processing, Inc.	56	13,376
Broadcom, Inc.	55	30,752
Broadridge Financial Solutions, Inc.	16	2,146
Cadence Design Systems, Inc.*	38	6,104
CDW Corp.	18	3,214
Ceridian HCM Hldg., Inc.*	20	1,283
Cisco Systems, Inc.	559	26,631
Cognizant Technology Solutions Corp. Cl A	70	4,003

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
DXC Technology Co.*	31	$822
Enphase Energy, Inc.*	18	4,769
EPAM Systems, Inc.*	7	2,294
F5, Inc.*	8	1,148
Fidelity National Information Svcs., Inc.	81	5,496
Fiserv, Inc.*	87	8,793
FleetCor Technologies, Inc.*	10	1,837
Fortinet, Inc.*	89	4,351
Gartner, Inc.*	10	3,361
Gen Digital, Inc.	79	1,693
Global Payments, Inc.	37	3,675
Hewlett Packard Enterprise Co.	175	2,793
HP, Inc.	121	3,251
Intel Corp.	561	14,827
International Business Machines Corp.	123	17,330
Intuit, Inc.	38	14,790
Jack Henry & Associates, Inc.	9	1,580
Juniper Networks, Inc.	44	1,406
Keysight Technologies, Inc.*	24	4,106
KLA Corp.	19	7,164
Lam Research Corp.	18	7,565
Mastercard, Inc. Cl A	116	40,337
Microchip Technology, Inc.	75	5,269
Micron Technology, Inc.	148	7,397
Microsoft Corp.	1,014	243,178
Monolithic Power Systems, Inc.	6	2,122
Motorola Solutions, Inc.	22	5,670
NetApp, Inc.	30	1,802
NVIDIA Corp.	339	49,541
NXP Semiconductors N.V.	35	5,531
ON Semiconductor Corp.*	59	3,680
Oracle Corp.	208	17,002
Paychex, Inc.	43	4,969
Paycom Software, Inc.*	6	1,862
PayPal Hldgs., Inc.*	155	11,039
PTC, Inc.*	14	1,681
Qorvo, Inc.*	14	1,269
QUALCOMM, Inc.	153	16,821
Roper Technologies, Inc.	14	6,049
Salesforce, Inc.*	136	18,032
Seagate Technology Hldgs. PLC	26	1,368
ServiceNow, Inc.*	27	10,483
Skyworks Solutions, Inc.	21	1,914
SolarEdge Technologies, Inc.*	7	1,983
Synopsys, Inc.*	20	6,386
TE Connectivity Ltd.	43	4,936
Teledyne Technologies, Inc.*	6	2,399
Teradyne, Inc.	21	1,834
Texas Instruments, Inc.	124	20,487
Trimble, Inc.*	33	1,669
Tyler Technologies, Inc.*	5	1,612
VeriSign, Inc.*	12	2,465
Visa, Inc. Cl A	223	46,331

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Western Digital Corp.*	43	$1,357
Zebra Technologies Corp. Cl A*	7	1,795

		1,116,608

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	30	9,248
Albemarle Corp.	15	3,253
Amcor PLC	202	2,406
Avery Dennison Corp.	11	1,991
Ball Corp.	42	2,148
Celanese Corp. Cl A	13	1,329
CF Industries Hldgs., Inc.	27	2,300
Corteva, Inc.	97	5,702
Dow, Inc.	96	4,837
DuPont de Nemours, Inc.	68	4,667
Eastman Chemical Co.	16	1,303
Ecolab, Inc.	33	4,803
FMC Corp.	17	2,122
Freeport-McMoRan, Inc.	194	7,372
International Flavors & Fragrances, Inc.	34	3,564
International Paper Co.	49	1,697
Linde PLC	68	22,180
LyondellBasell Industries N.V. Cl A	34	2,823
Martin Marietta Materials, Inc.	8	2,704
Mosaic Co.	47	2,062
Newmont Corp.	108	5,098
Nucor Corp.	35	4,613
Packaging Corp. of America	12	1,535
PPG Industries, Inc.	32	4,024
Sealed Air Corp.	19	948
Sherwin-Williams Co.	32	7,595
Vulcan Materials Co.	18	3,152
Westrock Co.	34	1,195

		116,671

REAL ESTATE (2.6%)
Alexandria Real Estate Equities, Inc.	21	3,059
American Tower Corp.	68	14,407
AvalonBay Communities, Inc.	20	3,230
Boston Properties, Inc.	20	1,352
Camden Property Trust	15	1,678
CBRE Group, Inc. Cl A*	47	3,617
Crown Castle, Inc.	63	8,545
Digital Realty Trust, Inc.	42	4,211
Equinix, Inc.	13	8,515
Equity Residential	50	2,950
Essex Property Trust, Inc.	9	1,907
Extra Space Storage, Inc.	19	2,797
Federal Realty Investment Trust	10	1,010
Host Hotels & Resorts, Inc.	105	1,685
Invitation Homes, Inc.	84	2,490
Iron Mountain, Inc.	42	2,094
Kimco Realty Corp.	91	1,927

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Mid-America Apartment Communities, Inc.	16	$2,512
Prologis, Inc.	135	15,219
Public Storage	23	6,444
Realty Income Corp.	91	5,772
Regency Centers Corp.	22	1,375
SBA Communications Corp. Cl A	15	4,205
Simon Property Group, Inc.	47	5,522
UDR, Inc.	44	1,704
Vornado Realty Trust	23	479
Welltower, Inc.	68	4,457
Weyerhaeuser Co.	108	3,348

		116,511

UTILITIES (3.1%)
AES Corp.	91	2,617
Alliant Energy Corp.	34	1,877
Ameren Corp.	35	3,112
American Electric Power Co., Inc.	70	6,647
American Water Works Co., Inc.	24	3,658
Atmos Energy Corp.	19	2,129
CenterPoint Energy, Inc.	85	2,549
CMS Energy Corp.	39	2,470
Consolidated Edison, Inc.	48	4,575
Constellation Energy Corp.	44	3,793
Dominion Energy, Inc.	113	6,929
DTE Energy Co.	26	3,056
Duke Energy Corp.	105	10,814

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Edison International	52	$3,308
Entergy Corp.	27	3,038
Evergy, Inc.	31	1,951
Eversource Energy	47	3,940
Exelon Corp.	135	5,836
FirstEnergy Corp.	74	3,104
NextEra Energy, Inc.	269	22,488
NiSource, Inc.	55	1,508
NRG Energy, Inc.	32	1,018
PG&E Corp.*	218	3,545
Pinnacle West Capital Corp.	15	1,141
PPL Corp.	100	2,922
Public Svc. Enterprise Group, Inc.	68	4,166
Sempra Energy	42	6,491
Southern Co.	147	10,497
WEC Energy Group, Inc.	43	4,032
Xcel Energy, Inc.	74	5,188

		138,399

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $4,220,824) 99.5%		4,396,189

TOTAL INVESTMENTS
(Cost: $4,220,824) 99.5%		4,396,189

OTHER NET ASSETS 0.5%		23,450

NET ASSETS 100.0%		$4,419,639

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (32.3%)	5,371,317	$65,583,783
Equity Index Fund (20.6%)	855,565	41,768,688
International Fund (2.9%)	825,259	5,974,874
Mid-Cap Equity Index Fund (5.1%)	547,765	10,358,234
Mid-Term Bond Fund (32.5%)	7,004,657	66,053,918
Money Market Fund (6.6%)	1,131,540	13,386,119

TOTAL INVESTMENTS (Cost: $227,337,423) 100.0%		203,125,616

OTHER NET ASSETS -0.0% (2)		(26,064)

NET ASSETS 100.0%		$203,099,552

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.1%)	2,869,451	$35,035,999
Equity Index Fund (22.7%)	524,154	25,589,174
International Fund (5.1%)	791,870	5,733,139
Mid-Cap Equity Index Fund (6.0%)	353,959	6,693,369
Mid-Term Bond Fund (29.8%)	3,556,893	33,541,504
Money Market Fund (5.3%)	508,282	6,012,980

TOTAL INVESTMENTS (Cost: $124,738,559) 100.0%		112,606,165

OTHER NET ASSETS -0.0% (2)		(8,217)

NET ASSETS 100.0%		$112,597,948

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.2%)	12,887,781	$157,359,812
Equity Index Fund (24.5%)	2,524,791	123,260,315
International Fund (7.9%)	5,524,364	39,996,398
Mid-Cap Equity Index Fund (7.6%)	2,011,985	38,046,631
Mid-Term Bond Fund (22.6%)	12,046,644	113,599,850
Money Market Fund (3.2%)	1,380,126	16,326,890
Small Cap Growth Fund (1.4%)	658,813	7,253,534
Small Cap Value Fund (1.6%)	580,409	7,800,697

TOTAL INVESTMENTS (Cost: $553,083,673) 100.0%		503,644,127

OTHER NET ASSETS -0.0% (2)		(38,205)

NET ASSETS 100.0%		$503,605,922

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.9%)	25,055,839	$305,931,790
Equity Index Fund (29.6%)	6,409,955	312,933,990
International Fund (10.5%)	15,354,920	111,169,617
Mid-Cap Equity Index Fund (8.4%)	4,690,347	88,694,463
Mid-Term Bond Fund (16.0%)	17,928,291	169,063,789
Money Market Fund (2.9%)	2,587,147	30,605,943
Small Cap Equity Index Fund (0.9%)	998,238	9,063,997
Small Cap Growth Fund (1.0%)	952,875	10,491,148
Small Cap Value Fund (1.8%)	1,398,197	18,791,767

TOTAL INVESTMENTS (Cost: $1,149,114,159) 100.0%		1,056,746,504

OTHER NET ASSETS -0.0% (2)		(76,852)

NET ASSETS 100.0%		$1,056,669,652

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.0%)	21,151,774	$258,263,162
Equity Index Fund (34.9%)	8,047,966	392,901,725
International Fund (12.8%)	19,965,673	144,551,474
Mid-Cap Equity Index Fund (10.5%)	6,256,800	118,316,092
Mid-Term Bond Fund (11.9%)	14,152,383	133,456,972
Money Market Fund (2.7%)	2,582,962	30,556,435
Small Cap Equity Index Fund (1.2%)	1,547,384	14,050,242
Small Cap Growth Fund (1.2%)	1,183,296	13,028,090
Small Cap Value Fund (1.8%)	1,488,620	20,007,052

TOTAL INVESTMENTS (Cost: $1,202,058,664) 100.0%		1,125,131,244

OTHER NET ASSETS -0.0% (2)		(80,629)

NET ASSETS 100.0%		$1,125,050,615

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.6%)	15,583,387	$190,273,160
Equity Index Fund (39.6%)	8,293,675	404,897,215
International Fund (15.6%)	22,131,833	160,234,469
Mid-Cap Equity Index Fund (13.3%)	7,185,705	135,881,675
Mid-Term Bond Fund (5.2%)	5,651,020	53,289,115
Money Market Fund (2.0%)	1,741,982	20,607,650
Small Cap Equity Index Fund (2.5%)	2,783,976	25,278,501
Small Cap Growth Fund (1.7%)	1,617,547	17,809,192
Small Cap Value Fund (1.5%)	1,134,021	15,241,235

TOTAL INVESTMENTS (Cost: $1,094,060,094) 100.0%		1,023,512,212

OTHER NET ASSETS -0.0% (2)		(73,686)

NET ASSETS 100.0%		$1,023,438,526

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.4%)	10,725,896	$130,963,188
Equity Index Fund (43.5%)	7,549,326	368,558,087
International Fund (17.7%)	20,724,215	150,043,314
Mid-Cap Equity Index Fund (14.3%)	6,427,439	121,542,874
Money Market Fund (1.8%)	1,282,275	15,169,311
Small Cap Equity Index Fund (2.0%)	1,883,902	17,105,826
Small Cap Growth Fund (2.5%)	1,888,640	20,793,921
Small Cap Value Fund (2.8%)	1,742,738	23,422,396

TOTAL INVESTMENTS (Cost: $903,277,050) 100.0%		847,598,917

OTHER NET ASSETS -0.0% (2)		(63,301)

NET ASSETS 100.0%		$847,535,616

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.3%)	8,094,545	$98,834,398
Equity Index Fund (46.5%)	8,339,401	407,129,539
International Fund (19.0%)	22,942,714	166,105,247
Mid-Cap Equity Index Fund (14.5%)	6,695,984	126,621,062
Money Market Fund (1.4%)	1,021,803	12,087,927
Small Cap Equity Index Fund (2.4%)	2,362,504	21,451,539
Small Cap Growth Fund (2.6%)	2,035,532	22,411,203
Small Cap Value Fund (2.3%)	1,506,307	20,244,764

TOTAL INVESTMENTS (Cost: $932,009,018) 100.0%		874,885,679

OTHER NET ASSETS -0.0% (2)		(64,997)

NET ASSETS 100.0%		$874,820,682

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.4%)	5,129,662	$62,633,173
Equity Index Fund (47.1%)	6,414,685	313,164,907
International Fund (19.1%)	17,530,631	126,921,770
Mid-Cap Equity Index Fund (14.6%)	5,134,093	97,085,708
Money Market Fund (0.9%)	503,762	5,959,509
Small Cap Equity Index Fund (3.5%)	2,526,794	22,943,291
Small Cap Growth Fund (2.6%)	1,591,133	17,518,375
Small Cap Value Fund (2.8%)	1,379,817	18,544,739

TOTAL INVESTMENTS (Cost: $714,367,005) 100.0%		664,771,472

OTHER NET ASSETS -0.0% (2)		(52,442)

NET ASSETS 100.0%		$664,719,030

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.9%)	2,194,736	$26,797,732
Equity Index Fund (45.1%)	3,136,031	153,101,028
International Fund (20.1%)	9,394,044	68,012,880
Mid-Cap Equity Index Fund (15.3%)	2,750,765	52,016,973
Money Market Fund (1.6%)	465,276	5,504,211
Small Cap Equity Index Fund (2.6%)	963,692	8,750,319
Small Cap Growth Fund (3.4%)	1,033,805	11,382,195
Small Cap Value Fund (4.0%)	1,005,857	13,518,717

TOTAL INVESTMENTS (Cost: $375,196,445) 100.0%		339,084,055

OTHER NET ASSETS -0.0% (2)		(26,680)

NET ASSETS 100.0%		$339,057,375

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (6.3%)	792,434	$9,675,621
Equity Index Fund (45.1%)	1,428,570	69,742,800
International Fund (21.5%)	4,605,044	33,340,517
Mid-Cap Equity Index Fund (15.1%)	1,236,983	23,391,345
Money Market Fund (1.2%)	155,811	1,843,249
Small Cap Equity Index Fund (3.4%)	578,283	5,250,810
Small Cap Growth Fund (3.6%)	512,972	5,647,819
Small Cap Value Fund (3.8%)	435,352	5,851,132

TOTAL INVESTMENTS (Cost: $175,797,310) 100.0%		154,743,293

OTHER NET ASSETS -0.0% (2)		(13,388)

NET ASSETS 100.0%		$154,729,905

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2065 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (4.3%)	120,553	$1,471,957
Equity Index Fund (45.8%)	320,351	15,639,527
International Fund (22.8%)	1,077,406	7,800,421
Mid-Cap Equity Index Fund (15.3%)	276,711	5,232,610
Money Market Fund (1.0%)	29,084	344,064
Small Cap Equity Index Fund (3.7%)	138,793	1,260,240
Small Cap Growth Fund (3.2%)	98,906	1,088,956
Small Cap Value Fund (3.9%)	97,983	1,316,897

TOTAL INVESTMENTS (Cost: $39,003,744) 100.0%		34,154,672

OTHER NET ASSETS 0.0% (2)		4,558

NET ASSETS 100.0%		$34,159,230

MUTUAL OF AMERICA INVESTMENT CORPORATION — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.9%)	3,552,722	$43,378,732
Equity Index Fund (24.7%)	817,862	39,928,041
International Fund (5.8%)	1,301,918	9,425,884
Mid-Cap Equity Index Fund (5.9%)	502,133	9,495,337
Mid-Term Bond Fund (36.7%)	6,283,374	59,252,216

TOTAL INVESTMENTS
(Cost: $178,057,305) 100.0%		161,480,210

OTHER NET ASSETS -0.0% (2)		(2,036)

NET ASSETS 100.0%		$161,478,174

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.9%)	7,370,815	$89,997,654
Equity Index Fund (34.8%)	2,799,970	136,694,533
International Fund (10.5%)	5,671,990	41,065,211
Mid-Cap Equity Index Fund (16.0%)	3,330,120	62,972,575
Mid-Term Bond Fund (15.8%)	6,594,206	62,183,360

TOTAL INVESTMENTS (Cost: $411,620,430) 100.0%		392,913,333

OTHER NET ASSETS -0.0% (2)		(4,719)

NET ASSETS 100.0%		$392,908,614

MUTUAL OF AMERICA INVESTMENT CORPORATION — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.2%)	4,911,484	$59,969,222
Equity Index Fund (35.0%)	2,242,213	109,464,837
International Fund (15.3%)	6,594,393	47,743,406
Mid-Cap Equity Index Fund (21.2%)	3,503,124	66,244,079
Small Cap Growth Fund (3.9%)	1,126,296	12,400,514
Small Cap Value Fund (5.4%)	1,256,787	16,891,218

TOTAL INVESTMENTS (Cost: $324,951,732) 100.0%		312,713,276

OTHER NET ASSETS -0.0% (2)		(5,973)

NET ASSETS 100.0%		$312,707,303

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (41.3%)
U.S. Treasury Bill	A-1+	3.80	01/03/23	$10,400,000	$10,397,817
U.S. Treasury Bill	A-1+	3.91	01/10/23	66,600,000	66,535,232
U.S. Treasury Bill	A-1+	4.04	01/17/23	25,250,000	25,204,915
U.S. Treasury Bill	A-1+	4.06	01/24/23	17,900,000	17,853,901
U.S. Treasury Bill	A-1+	4.08	02/21/23	8,000,000	7,954,094
U.S. Treasury Bill	A-1+	4.20	02/23/23	10,500,000	10,435,461

					138,381,420

U.S. GOVERNMENT AGENCIES (29.6%)
FHLB	A-1+	4.01	01/13/23	6,000,000	5,992,040
FHLB	A-1+	4.18	01/27/23	10,025,000	9,994,953
FHLB	A-1+	4.24	02/08/23	10,000,000	9,955,456
FHLB	A-1+	4.27	02/10/23	11,000,000	10,948,178
FHLB	A-1+	4.35	02/17/23	25,100,000	24,958,399
FHLB	A-1+	4.38	02/22/23	15,000,000	14,905,750
FHLB	A-1+	4.39	03/02/23	22,500,000	22,342,726

					99,097,502

COMMERCIAL PAPER (29.0%)
Colgate-Palmolive Co.†	A-1+	4.29	01/11/23	7,531,000	7,522,046
Cummins, Inc.†	A-1	4.12	01/03/23	675,000	674,846
Cummins, Inc.†	A-1	4.43	02/06/23	12,500,000	12,445,000
Eli Lilly & Co.	A-1+	4.12	01/11/23	2,400,000	2,397,260
Eli Lilly & Co.	A-1+	4.17	01/10/23	11,000,000	10,988,588
Emerson Electric Co.†	A-1	4.37	01/25/23	12,000,000	11,965,200
Hershey Co.†	A-1	4.26	01/17/23	13,400,000	13,374,689
Honeywell International, Inc.†	A-1	4.21	01/09/23	1,000,000	999,067
Honeywell International, Inc.†	A-1	4.32	02/09/23	500,000	497,671
J.P. Morgan Securities LLC	A-1	4.27	01/23/23	865,000	862,753
J.P. Morgan Securities LLC	A-1	4.36	01/17/23	260,000	259,497
J.P. Morgan Securities LLC	A-1	4.46	02/17/23	1,250,000	1,242,849
Madison Gas and Electric Co.	A-1+	4.16	01/05/23	12,700,000	12,694,144
Novartis Finance Corp.†	A-1+	4.30	01/11/23	1,725,000	1,722,944
Toyota Motor Credit Corp.	A-1+	4.33	01/27/23	13,500,000	13,458,075
Unilever Capital Corp.†	A-1	4.15	01/19/23	6,000,000	5,987,610

					97,092,239

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $334,564,935) 99.9%					334,571,161

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		3.59	01/03/23	$93,891	$93,891

TOTAL TEMPORARY CASH INVESTMENT (Cost: $93,891) 0.0% (2)					93,891

TOTAL INVESTMENTS (Cost: $334,658,826) 99.9%					334,665,052

OTHER NET ASSETS 0.1%					211,863

NET ASSETS 100.0%					$334,876,915

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (75.7%)
U.S. Treasury Note	AA+	0.25	09/30/23	$3,000,000	$2,900,273
U.S. Treasury Note	AA+	0.25	03/15/24	5,000,000	4,740,039
U.S. Treasury Note	AA+	0.25	06/15/24	11,000,000	10,323,672
U.S. Treasury Note	AA+	0.38	09/30/27	41,300,000	34,817,836
U.S. Treasury Note	AA+	0.50	04/30/27	18,500,000	15,929,512
U.S. Treasury Note	AA+	0.50	06/30/27	46,500,000	39,775,664
U.S. Treasury Note	AA+	0.50	10/31/27	41,000,000	34,678,633
U.S. Treasury Note	AA+	0.63	10/15/24	22,000,000	20,545,078
U.S. Treasury Note	AA+	0.63	03/31/27	23,100,000	20,044,664
U.S. Treasury Note	AA+	0.63	11/30/27	26,000,000	22,077,656
U.S. Treasury Note	AA+	0.63	05/15/30	6,250,000	4,946,533
U.S. Treasury Note	AA+	0.63	08/15/30	45,000,000	35,421,680
U.S. Treasury Note	AA+	0.75	05/31/26	31,000,000	27,646,914
U.S. Treasury Note	AA+	0.88	06/30/26	6,500,000	5,812,422
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	21,636,364
U.S. Treasury Note	AA+	1.25	06/30/28	500,000	432,324
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	4,619,660
U.S. Treasury Note	AA+	1.50	08/15/26	16,175,000	14,743,260
U.S. Treasury Note	AA+	1.50	11/30/28	17,000,000	14,762,773
U.S. Treasury Note	AA+	1.63	10/31/23	8,755,000	8,537,835
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	26,851,257
U.S. Treasury Note	AA+	1.63	09/30/26	4,620,000	4,226,939
U.S. Treasury Note	AA+	1.75	01/31/29	28,500,000	25,033,242
U.S. Treasury Note	AA+	2.00	05/31/24	24,315,000	23,426,933
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	23,385,141
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	17,456,381
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	17,681,266
U.S. Treasury Note	AA+	2.50	01/31/24	18,550,000	18,111,611
U.S. Treasury Note	AA+	2.50	05/31/24	12,000,000	11,642,344
U.S. Treasury Note	AA+	2.50	02/28/26	14,450,000	13,724,678
U.S. Treasury Note	AA+	2.63	05/31/27	39,415,000	37,153,256
U.S. Treasury Note	AA+	2.75	05/15/25	10,000,000	9,642,969
U.S. Treasury Note	AA+	2.75	07/31/27	26,000,000	24,599,453
U.S. Treasury Note	AA+	2.88	05/31/25	10,495,000	10,146,123
U.S. Treasury Note	AA+	3.00	07/15/25	24,000,000	23,246,250
U.S. Treasury Note	AA+	3.25	06/30/27	12,455,000	12,042,915
U.S. Treasury Note	AA+	4.13	11/15/32	21,150,000	21,582,914

					664,346,464

CORPORATE DEBT (23.4%)
COMMUNICATION SERVICES (1.3%)
AT&T, Inc.	BBB	2.75	06/01/31	4,050,000	3,356,292
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,725,249
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	2,295,000	2,021,366
Verizon Communications, Inc.	BBB+	4.02	12/03/29	2,700,000	2,521,939

					11,624,846

CONSUMER DISCRETIONARY (2.8%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,009,000	3,471,747
AutoZone, Inc.	BBB	3.25	04/15/25	2,300,000	2,204,230
Best Buy Co., Inc.	BBB+	1.95	10/01/30	3,935,000	3,113,538
Booking Hldgs., Inc.	A-	3.65	03/15/25	1,827,000	1,780,534
Brunswick Corp.	BBB-	0.85	08/18/24	4,520,000	4,175,992
Genuine Parts Co.	BBB	1.75	02/01/25	2,765,000	2,581,615
Harman International Industries, Inc.	A-	4.15	05/15/25	1,945,000	1,891,096
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,294,292
Marriott International, Inc.	BBB	3.13	02/15/23	1,945,000	1,943,612
Travel + Leisure Co.	BB-	5.65	04/01/24	2,430,000	2,393,431

					24,850,087

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER STAPLES (1.0%)
Bunge Ltd. Finance Corp.	BBB	3.25	08/15/26	$4,400,000	$4,098,696
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	1,903,378
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	2,855,553

					8,857,627

ENERGY (0.7%)
Devon Energy Corp.	BBB	5.25	09/15/24	4,400,000	4,403,883
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	1,480,000	1,392,562

					5,796,445

FINANCIALS (8.4%)
Aflac, Inc.	A-	1.13	03/15/26	2,075,000	1,838,387
Allstate Corp.	A-	0.75	12/15/25	4,460,000	3,956,074
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	1,924,157
Bank of America Corp.	A-	3.37	01/23/26	4,000,000	3,813,926
Bank of America Corp.	A-	3.42	12/20/28	7,100,000	6,429,258
Brown & Brown, Inc.	BBB-	4.20	09/15/24	2,574,000	2,525,940
Capital One Financial Corp.	BBB	4.93	05/10/28	1,475,000	1,427,958
Citigroup, Inc.	BBB+	4.14	05/24/25	1,950,000	1,912,243
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	3,693,000	3,525,950
FactSet Research Systems, Inc.	BBB	2.90	03/01/27	2,940,000	2,668,826
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	730,000	712,056
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,404,620
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,613,281
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,430,000	2,428,998
JPMorgan Chase & Co.	A-	1.47	09/22/27	2,620,000	2,268,299
JPMorgan Chase & Co.	A-	3.51	01/23/29	4,430,000	4,020,363
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,320,000	1,292,108
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	800,000	780,843
Legg Mason, Inc.	A	3.95	07/15/24	1,945,000	1,904,472
Lincoln National Corp.	BBB+	4.00	09/01/23	1,945,000	1,929,701
M&T Bank Corp.	BBB+	4.00	07/15/24	1,750,000	1,718,106
Mercury General Corp.	BBB	4.40	03/15/27	3,530,000	3,300,741
Morgan Stanley	A-	1.16	10/21/25	1,500,000	1,380,768
Morgan Stanley	A-	3.13	01/23/23	2,430,000	2,429,571
PNC Bank N.A.	A-	3.80	07/25/23	2,500,000	2,482,879
Progressive Corp.	A	2.50	03/15/27	1,950,000	1,795,217
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,870,000	1,872,834
Signet UK Finance PLC	BB-	4.70	06/15/24	1,945,000	1,886,650
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	1,905,605
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,343,061
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,833,970
Wells Fargo & Co.	BBB+	3.53	03/24/28	1,480,000	1,370,481

					73,697,343

HEALTH CARE (2.4%)
AbbVie, Inc.	BBB+	4.25	11/14/28	4,046,000	3,902,660
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,404,416
Baxter International, Inc.	BBB	1.92	02/01/27	4,500,000	3,989,643
CVS Health Corp.	BBB	3.38	08/12/24	575,000	560,497
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,424,707
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,547,878
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,381,046
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	4,410,000	3,734,835

					20,945,682

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
INDUSTRIALS (2.1%)
3M Co.	A+	2.65	04/15/25	$3,000,000	$2,866,069
Boeing Co.	BBB-	4.88	05/01/25	3,290,000	3,264,808
Deere & Co.	A	2.75	04/15/25	2,540,000	2,439,717
General Dynamics Corp.	A-	3.25	04/01/25	1,320,000	1,279,020
Lennox International, Inc.	BBB	1.70	08/01/27	2,186,000	1,873,786
Stanley Black & Decker, Inc.	A	2.30	02/24/25	4,900,000	4,635,505
Verisk Analytics, Inc.	BBB	4.00	06/15/25	2,010,000	1,953,665

					18,312,570

INFORMATION TECHNOLOGY (1.5%)
Apple, Inc.	AA+	2.05	09/11/26	2,050,000	1,871,226
Applied Materials, Inc.	A	3.90	10/01/25	3,300,000	3,226,433
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	49,894
Global Payments, Inc.	BBB-	3.75	06/01/23	925,000	919,106
PayPal Hldgs., Inc.	A-	2.65	10/01/26	3,960,000	3,655,989
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	4,175,000	3,413,901

					13,136,549

MATERIALS (1.4%)
Ecolab, Inc.	A-	1.65	02/01/27	2,780,000	2,460,900
International Flavors & Fragrances, Inc.†	BBB-	1.23	10/01/25	4,019,000	3,550,100
Nucor Corp.	A-	3.95	05/23/25	1,950,000	1,907,825
Packaging Corp. of America	BBB	3.65	09/15/24	4,400,000	4,286,717

					12,205,542

REAL ESTATE (1.0%)
Boston Properties LP	BBB+	3.25	01/30/31	3,100,000	2,562,704
Crown Castle, Inc.	BBB	3.15	07/15/23	2,430,000	2,402,812
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,690,332
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	709,313
Prologis LP	A	1.75	07/01/30	2,320,000	1,827,273

					9,192,434

UTILITIES (0.8%)
American Electric Power Co., Inc.	BBB+	2.03	03/15/24	2,770,000	2,670,793
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	2,270,000	2,138,619
Southern Co.	BBB	3.25	07/01/26	2,430,000	2,284,930

					7,094,342

TOTAL CORPORATE DEBT					205,713,467

TOTAL LONG-TERM DEBT SECURITIES (Cost: $953,093,214) 99.1%					870,059,931

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		3.59	01/03/23	$346,088	$346,088

TOTAL TEMPORARY CASH INVESTMENT (Cost: $346,088) 0.0% (2)					346,088

TOTAL INVESTMENTS (Cost: $953,439,302) 99.1%					870,406,019

OTHER NET ASSETS 0.9%					7,996,588

NET ASSETS 100.0%					$878,402,607

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (43.4%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$71,625,000	$44,827,178
U.S. Treasury Bond	AA+	1.13	08/15/40	60,750,000	37,726,699
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	14,627,637
U.S. Treasury Bond	AA+	2.25	08/15/46	28,985,000	20,512,549
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	7,638,112
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	163,242
U.S. Treasury Bond	AA+	2.88	05/15/49	6,000,000	4,827,891
U.S. Treasury Bond	AA+	4.00	11/15/52	30,665,000	30,708,123
U.S. Treasury Note	AA+	0.63	05/15/30	58,200,000	46,062,117
U.S. Treasury Note	AA+	1.13	02/29/28	50,000,000	43,291,015
U.S. Treasury Note	AA+	1.13	08/31/28	5,000,000	4,269,141
U.S. Treasury Note	AA+	1.25	05/31/28	10,100,000	8,744,391
U.S. Treasury Note	AA+	1.25	06/30/28	36,950,000	31,948,760
U.S. Treasury Note	AA+	1.25	09/30/28	7,000,000	6,011,797
U.S. Treasury Note	AA+	1.38	11/15/31	14,000,000	11,394,688
U.S. Treasury Note	AA+	1.50	02/15/25	11,975,000	11,272,404
U.S. Treasury Note	AA+	1.50	11/30/28	14,000,000	12,157,578
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	4,942,687
U.S. Treasury Note	AA+	1.63	08/15/29	49,705,000	43,132,679
U.S. Treasury Note	AA+	2.13	07/31/24	30,000,000	28,855,078
U.S. Treasury Note	AA+	2.25	08/15/27	66,000,000	61,052,578
U.S. Treasury Note	AA+	2.25	11/15/27	50,535,000	46,567,213
U.S. Treasury Note	AA+	2.38	05/15/27	39,395,000	36,728,143
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	1,818,125
U.S. Treasury Note	AA+	2.63	04/15/25	17,450,000	16,794,262
U.S. Treasury Note	AA+	2.63	02/15/29	49,655,000	45,892,082
U.S. Treasury Note	AA+	2.75	05/15/25	30,000,000	28,928,906
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	36,954,319
U.S. Treasury Note	AA+	2.88	05/15/32	63,000,000	58,058,438
U.S. Treasury Note	AA+	3.00	07/15/25	2,010,000	1,946,873
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	3,734,084
U.S. Treasury Strip	AA+	0.00	08/15/26	14,080,000	12,118,217
U.S. Treasury Strip	AA+	0.00	08/15/28	20,580,000	16,366,242
U.S. Treasury Strip	AA+	0.00	08/15/29	3,280,000	2,502,529
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	6,352,264
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	5,802,658
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	5,318,178

					800,048,877

U.S. GOVERNMENT AGENCIES (32.9%)
MORTGAGE-BACKED OBLIGATIONS (32.9%)
FHLMC	AA+	2.00	11/01/50	3,470,642	2,835,500
FHLMC	AA+	2.00	02/01/51	3,817,316	3,143,872
FHLMC	AA+	2.50	09/01/27	371,648	354,584
FHLMC	AA+	2.50	09/01/27	12,921	12,342
FHLMC	AA+	2.50	12/01/27	408,307	387,699
FHLMC	AA+	2.50	06/01/35	2,036,136	1,868,489
FHLMC	AA+	2.50	10/01/40	3,280,125	2,885,063
FHLMC	AA+	2.50	05/01/42	14,207,234	12,337,176
FHLMC	AA+	2.50	10/01/49	1,847,643	1,580,887
FHLMC	AA+	2.50	01/01/50	1,210,034	1,066,560
FHLMC	AA+	2.50	01/01/50	1,317,735	1,125,973
FHLMC	AA+	2.50	05/01/50	3,623,738	3,098,246
FHLMC	AA+	2.50	06/01/50	4,059,431	3,472,052
FHLMC	AA+	2.50	10/01/50	4,120,178	3,500,389
FHLMC	AA+	2.50	02/01/51	1,150,182	996,290
FHLMC	AA+	2.50	02/01/51	829,747	708,490

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	2.50	04/01/51	$6,313,132	$5,362,555
FHLMC	AA+	2.50	04/01/51	5,071,997	4,355,233
FHLMC	AA+	2.50	04/01/51	2,043,421	1,752,878
FHLMC	AA+	2.50	04/01/51	923,208	783,955
FHLMC	AA+	2.50	05/01/51	8,745,538	7,502,013
FHLMC	AA+	2.50	05/01/51	6,422,658	5,503,393
FHLMC	AA+	2.50	09/01/51	4,544,140	3,868,802
FHLMC	AA+	2.50	10/01/51	3,168,391	2,689,162
FHLMC	AA+	2.50	11/01/51	2,956,145	2,509,490
FHLMC	AA+	3.00	06/01/27	7,186	6,936
FHLMC	AA+	3.00	06/01/27	187,969	181,212
FHLMC	AA+	3.00	08/01/27	141,151	135,868
FHLMC	AA+	3.00	08/01/27	9,033	8,704
FHLMC	AA+	3.00	02/01/32	1,686,854	1,613,575
FHLMC	AA+	3.00	07/01/35	682,797	640,908
FHLMC	AA+	3.00	07/01/42	194,841	179,005
FHLMC	AA+	3.00	11/01/42	19,237	17,525
FHLMC	AA+	3.00	11/01/42	458,361	411,524
FHLMC	AA+	3.00	03/01/43	783,028	712,458
FHLMC	AA+	3.00	04/01/43	18,420	16,779
FHLMC	AA+	3.00	04/01/43	5,337,030	4,856,551
FHLMC	AA+	3.00	04/01/43	1,054,143	959,141
FHLMC	AA+	3.00	04/01/43	3,357,591	3,055,390
FHLMC	AA+	3.00	09/15/43	182,267	177,674
FHLMC	AA+	3.00	04/15/44	239,269	222,363
FHLMC	AA+	3.00	04/15/45	122,299	119,673
FHLMC	AA+	3.00	09/01/46	2,174,000	1,947,702
FHLMC	AA+	3.00	09/01/46	996,278	894,795
FHLMC	AA+	3.00	11/01/46	265,517	235,042
FHLMC	AA+	3.00	05/01/49	2,299,957	2,035,793
FHLMC	AA+	3.00	11/01/49	1,628,164	1,440,917
FHLMC	AA+	3.00	11/01/49	1,525,243	1,358,807
FHLMC	AA+	3.00	12/01/49	1,472,512	1,302,785
FHLMC	AA+	3.00	02/01/50	2,152,209	1,924,524
FHLMC	AA+	3.00	11/01/50	3,722,215	3,292,477
FHLMC	AA+	3.00	04/01/51	1,232,482	1,083,016
FHLMC	AA+	3.50	02/01/35	809,176	775,532
FHLMC	AA+	3.50	02/01/35	442,287	423,902
FHLMC	AA+	3.50	04/01/35	403,773	386,983
FHLMC	AA+	3.50	02/01/36	377,081	360,465
FHLMC	AA+	3.50	11/01/39	2,152,281	2,020,109
FHLMC	AA+	3.50	01/01/41	358,726	335,756
FHLMC	AA+	3.50	05/01/42	26,327	24,672
FHLMC	AA+	3.50	07/01/42	987,662	924,509
FHLMC	AA+	3.50	01/01/43	20,592	19,298
FHLMC	AA+	3.50	04/01/43	21,644	20,019
FHLMC	AA+	3.50	06/01/43	701,176	654,941
FHLMC	AA+	3.50	08/15/43	1,373,374	1,316,362
FHLMC	AA+	3.50	11/01/43	20,368	19,088
FHLMC	AA+	3.50	01/01/44	9,108,029	8,525,837
FHLMC	AA+	3.50	04/01/45	821,585	766,308
FHLMC	AA+	3.50	07/01/45	31,648	29,545
FHLMC	AA+	3.50	07/01/45	949,447	885,318
FHLMC	AA+	3.50	09/01/45	500,893	465,738
FHLMC	AA+	3.50	11/01/45	2,363,589	2,208,836
FHLMC	AA+	3.50	08/01/46	880,523	817,830

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	3.50	08/01/47	$2,791,642	$2,592,046
FHLMC	AA+	3.50	12/01/47	442,713	410,218
FHLMC	AA+	3.50	02/01/50	1,334,078	1,234,149
FHLMC	AA+	3.50	09/01/50	2,637,022	2,469,014
FHLMC	AA+	4.00	02/01/25	9,006	8,790
FHLMC	AA+	4.00	05/01/26	42,814	41,785
FHLMC	AA+	4.00	11/01/33	15,250	14,944
FHLMC	AA+	4.00	12/01/33	495,152	475,578
FHLMC	AA+	4.00	01/01/38	1,215,126	1,186,505
FHLMC	AA+	4.00	01/01/38	68,132	66,602
FHLMC	AA+	4.00	01/15/40	2,000,000	1,933,638
FHLMC	AA+	4.00	03/01/41	6,898	6,632
FHLMC	AA+	4.00	07/01/41	367,623	354,233
FHLMC	AA+	4.00	07/01/41	12,270	11,836
FHLMC	AA+	4.00	11/01/42	5,804	5,599
FHLMC	AA+	4.00	10/01/44	313,167	299,960
FHLMC	AA+	4.00	10/01/44	466,797	447,113
FHLMC	AA+	4.00	10/01/44	822,707	786,385
FHLMC	AA+	4.00	10/01/44	15,560	14,921
FHLMC	AA+	4.00	02/01/45	2,218,589	2,148,110
FHLMC	AA+	4.00	06/01/45	28,742	27,561
FHLMC	AA+	4.00	05/01/47	373,662	356,920
FHLMC	AA+	4.00	02/01/48	338,661	322,912
FHLMC	AA+	4.00	05/01/48	159,230	151,371
FHLMC	AA+	4.00	03/01/52	7,011,564	6,578,581
FHLMC	AA+	4.00	04/01/52	3,254,187	3,066,460
FHLMC	AA+	4.00	06/01/52	5,005,188	4,706,764
FHLMC	AA+	4.00	08/01/52	4,203,380	3,952,521
FHLMC	AA+	4.50	03/01/34	3,306	3,254
FHLMC	AA+	4.50	02/01/44	11,782	11,588
FHLMC	AA+	4.50	05/01/48	472,005	463,142
FHLMC	AA+	4.50	05/01/48	921,713	900,776
FHLMC	AA+	5.00	02/01/26	433	432
FHLMC	AA+	5.00	10/01/40	259,554	262,834
FHLMC	AA+	5.00	04/01/52	3,898,545	3,853,484
FHLMC	AA+	5.00	04/01/52	6,977,494	6,881,001
FHLMC	AA+	5.00	06/01/52	6,648,470	6,566,339
FHLMC	AA+	5.00	08/01/52	4,916,736	4,848,741
FHLMC	AA+	5.50	07/01/32	1,862	1,906
FHLMC	AA+	5.50	01/15/33	66,733	67,165
FHLMC	AA+	5.50	05/01/33	662	664
FHLMC	AA+	5.50	06/01/37	12,070	12,528
FHLMC	AA+	6.00	07/15/29	37,166	37,676
FHLMC	AA+	6.50	12/01/52	1,918,583	1,971,795
FHLMC ARM	AA+	1.92	10/01/51	12,321,434	10,817,760
FHLMC ARM	AA+	2.91	04/01/37	31,538	31,346
FHLMC Strip	AA+	3.00	06/15/42	4,502,634	4,140,480
FHLMC Strip	AA+	3.00	01/15/43	752,228	679,659
FHLMC Strip	AA+	3.50	10/15/47	466,764	431,528
FNMA	AA+	1.82	09/01/51	10,019,677	8,795,650
FNMA	AA+	2.00	07/01/36	26,411,430	23,570,767
FNMA	AA+	2.00	10/01/50	3,434,788	2,821,253
FNMA	AA+	2.00	10/01/50	4,123,482	3,384,324
FNMA	AA+	2.00	03/01/51	6,598,569	5,458,564
FNMA	AA+	2.00	11/01/51	3,403,159	2,784,065
FNMA	AA+	2.00	03/01/52	5,607,047	4,573,896

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	2.50	01/01/33	$188,317	$171,517
FNMA	AA+	2.50	02/01/33	568,397	517,699
FNMA	AA+	2.50	05/01/35	672,774	617,268
FNMA	AA+	2.50	06/01/35	3,015,848	2,767,114
FNMA	AA+	2.50	07/01/35	910,598	835,462
FNMA	AA+	2.50	07/01/35	2,674,775	2,454,565
FNMA	AA+	2.50	09/01/35	3,567,297	3,273,569
FNMA	AA+	2.50	10/01/35	6,879,070	6,366,702
FNMA	AA+	2.50	04/01/42	12,405,606	10,788,011
FNMA	AA+	2.50	05/01/42	5,348,546	4,651,197
FNMA	AA+	2.50	06/01/42	9,171,782	7,976,319
FNMA	AA+	2.50	05/01/43	937,443	794,372
FNMA	AA+	2.50	05/01/46	8,145,063	7,021,776
FNMA	AA+	2.50	06/01/50	4,181,316	3,566,659
FNMA	AA+	2.50	10/01/50	1,671,097	1,431,285
FNMA	AA+	2.50	10/01/50	849,467	734,006
FNMA	AA+	2.50	10/01/50	3,019,186	2,565,223
FNMA	AA+	2.50	11/01/50	1,736,379	1,502,269
FNMA	AA+	2.50	12/01/50	1,948,692	1,655,361
FNMA	AA+	2.50	12/01/50	2,529,440	2,184,440
FNMA	AA+	2.50	12/01/50	1,721,144	1,479,107
FNMA	AA+	2.50	01/01/51	9,408,939	8,080,762
FNMA	AA+	2.50	03/01/51	1,626,799	1,389,471
FNMA	AA+	2.50	03/01/51	7,004,512	6,043,947
FNMA	AA+	2.50	03/01/51	6,944,185	5,956,895
FNMA	AA+	2.50	04/01/51	5,767,700	4,942,324
FNMA	AA+	2.50	04/01/51	10,083,104	8,571,140
FNMA	AA+	2.50	04/01/51	3,906,937	3,343,270
FNMA	AA+	2.50	04/01/51	2,301,772	1,954,492
FNMA	AA+	2.50	04/01/51	4,689,829	4,048,516
FNMA	AA+	2.50	05/01/51	1,735,422	1,488,676
FNMA	AA+	2.50	05/01/51	3,084,668	2,652,434
FNMA	AA+	2.50	05/01/51	922,807	783,668
FNMA	AA+	2.50	05/01/51	3,821,872	3,245,411
FNMA	AA+	2.50	05/01/51	1,762,085	1,496,132
FNMA	AA+	2.50	06/01/51	2,080,938	1,766,857
FNMA	AA+	2.50	08/01/51	2,839,927	2,413,345
FNMA	AA+	2.50	08/01/51	5,017,392	4,259,540
FNMA	AA+	2.50	08/01/51	1,320,721	1,126,085
FNMA	AA+	2.50	08/01/51	12,590,898	10,734,654
FNMA	AA+	2.50	09/01/51	860,486	730,491
FNMA	AA+	2.50	12/01/51	13,318,427	11,301,839
FNMA	AA+	2.50	04/01/52	5,643,786	4,798,535
FNMA	AA+	3.00	06/01/33	610,293	572,251
FNMA	AA+	3.00	07/01/33	805,103	754,912
FNMA	AA+	3.00	09/01/33	975,681	915,156
FNMA	AA+	3.00	03/01/36	856,402	794,527
FNMA	AA+	3.00	09/01/40	952,996	865,157
FNMA	AA+	3.00	04/25/42	115,318	113,241
FNMA	AA+	3.00	12/01/42	334,251	300,109
FNMA	AA+	3.00	12/01/42	587,886	537,932
FNMA	AA+	3.00	02/01/43	14,235	12,869
FNMA	AA+	3.00	03/01/43	12,952	11,785
FNMA	AA+	3.00	09/01/43	37,812	34,407
FNMA	AA+	3.00	02/01/45	912,830	824,599
FNMA	AA+	3.00	03/01/45	242,931	215,115

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.00	09/01/46	$1,636,932	$1,468,970
FNMA	AA+	3.00	01/01/47	291,010	257,683
FNMA	AA+	3.00	12/01/47	127,199	112,838
FNMA	AA+	3.00	03/01/48	370,624	330,816
FNMA	AA+	3.00	03/01/50	9,077,952	8,036,027
FNMA	AA+	3.00	03/01/50	1,429,273	1,264,858
FNMA	AA+	3.00	05/01/50	2,512,405	2,218,312
FNMA	AA+	3.00	06/01/50	4,364,339	3,853,536
FNMA	AA+	3.00	08/01/50	2,719,682	2,398,739
FNMA	AA+	3.00	01/01/52	9,798,962	8,605,202
FNMA	AA+	3.50	03/01/32	297,083	287,686
FNMA	AA+	3.50	09/01/32	17,918	17,351
FNMA	AA+	3.50	07/01/34	506,830	487,378
FNMA	AA+	3.50	10/01/34	719,761	689,863
FNMA	AA+	3.50	02/01/35	598,210	571,911
FNMA	AA+	3.50	08/01/38	18,803	17,580
FNMA	AA+	3.50	03/01/41	649,039	606,887
FNMA	AA+	3.50	10/01/41	455,453	424,720
FNMA	AA+	3.50	12/01/41	359,321	335,399
FNMA	AA+	3.50	04/01/42	433,863	403,503
FNMA	AA+	3.50	08/01/42	22,463	21,023
FNMA	AA+	3.50	12/01/42	891,044	825,708
FNMA	AA+	3.50	01/01/43	427,548	399,287
FNMA	AA+	3.50	08/01/43	784,488	728,729
FNMA	AA+	3.50	08/01/43	1,602,288	1,496,619
FNMA	AA+	3.50	10/01/43	213,595	204,781
FNMA	AA+	3.50	01/01/44	151,706	137,129
FNMA	AA+	3.50	08/01/44	1,261,001	1,139,836
FNMA	AA+	3.50	04/01/45	1,521,588	1,404,290
FNMA	AA+	3.50	04/01/45	868,102	808,307
FNMA	AA+	3.50	05/01/45	1,116,490	1,038,658
FNMA	AA+	3.50	10/01/45	1,310,359	1,210,691
FNMA	AA+	3.50	02/01/46	1,783,905	1,656,584
FNMA	AA+	3.50	02/01/46	551,410	512,626
FNMA	AA+	3.50	08/01/46	811,411	753,243
FNMA	AA+	3.50	12/01/46	306,583	283,415
FNMA	AA+	3.50	09/01/47	1,305,760	1,212,969
FNMA	AA+	3.50	11/01/47	5,965,508	5,527,873
FNMA	AA+	3.50	04/01/48	196,493	178,365
FNMA	AA+	3.50	02/01/50	1,680,291	1,544,707
FNMA	AA+	3.50	03/01/50	3,242,248	2,985,019
FNMA	AA+	3.50	06/01/51	7,288,678	6,645,900
FNMA	AA+	3.50	02/01/52	7,624,846	6,938,055
FNMA	AA+	4.00	01/01/31	19,365	18,744
FNMA	AA+	4.00	03/01/35	151,375	145,390
FNMA	AA+	4.00	06/01/36	314,687	303,007
FNMA	AA+	4.00	10/01/36	325,558	313,474
FNMA	AA+	4.00	10/01/40	392,450	379,977
FNMA	AA+	4.00	11/01/40	7,033	6,754
FNMA	AA+	4.00	01/01/41	27,832	26,729
FNMA	AA+	4.00	05/01/41	196,305	187,172
FNMA	AA+	4.00	05/01/43	2,253,144	2,163,891
FNMA	AA+	4.00	01/01/44	4,429,483	4,253,877
FNMA	AA+	4.00	09/01/45	223,791	212,074
FNMA	AA+	4.00	11/01/45	476,454	457,681
FNMA	AA+	4.00	02/01/47	1,213,407	1,166,097

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.00	11/01/47	$526,182	$501,795
FNMA	AA+	4.00	04/01/48	249,707	238,135
FNMA	AA+	4.00	04/01/49	6,034,681	5,754,223
FNMA	AA+	4.00	03/01/50	4,000,246	3,784,031
FNMA	AA+	4.00	03/01/52	2,160,138	2,040,260
FNMA	AA+	4.00	07/01/52	4,750,855	4,472,477
FNMA	AA+	4.00	07/01/56	2,792,513	2,674,665
FNMA	AA+	4.50	05/01/30	2,840	2,818
FNMA	AA+	4.50	05/01/34	2,184	2,151
FNMA	AA+	4.50	06/01/34	2,026	1,986
FNMA	AA+	4.50	08/01/35	2,115	2,075
FNMA	AA+	4.50	05/01/39	340,648	337,170
FNMA	AA+	4.50	05/01/39	247,352	245,111
FNMA	AA+	4.50	12/01/39	1,452,482	1,431,729
FNMA	AA+	4.50	05/01/40	196,035	186,802
FNMA	AA+	4.50	07/01/40	978,934	941,584
FNMA	AA+	4.50	10/01/40	51,218	50,627
FNMA	AA+	4.50	07/01/42	3,426,160	3,396,466
FNMA	AA+	4.50	03/01/44	486,831	478,244
FNMA	AA+	4.50	04/01/44	760,425	747,097
FNMA	AA+	4.50	11/01/47	916,019	899,193
FNMA	AA+	4.50	11/01/47	1,109,090	1,093,518
FNMA	AA+	4.50	11/01/47	877,719	875,441
FNMA	AA+	4.50	02/01/49	350,206	343,161
FNMA	AA+	4.50	05/01/50	15,977,269	15,540,357
FNMA	AA+	5.00	06/01/33	3,186	3,249
FNMA	AA+	5.00	09/01/33	2,549	2,572
FNMA	AA+	5.00	10/01/33	3,810	3,891
FNMA	AA+	5.00	11/01/33	4,583	4,663
FNMA	AA+	5.00	03/01/34	903	922
FNMA	AA+	5.00	04/01/34	1,692	1,707
FNMA	AA+	5.00	04/01/34	692	707
FNMA	AA+	5.00	04/01/35	2,093	2,137
FNMA	AA+	5.00	06/01/35	904	924
FNMA	AA+	5.00	09/01/35	1,313	1,341
FNMA	AA+	5.00	11/25/35	232,228	230,599
FNMA	AA+	5.00	10/01/36	1,704	1,740
FNMA	AA+	5.00	08/01/37	1,559,006	1,591,988
FNMA	AA+	5.00	05/01/39	194,257	195,262
FNMA	AA+	5.00	06/01/40	3,233	3,273
FNMA	AA+	5.00	06/01/52	15,918,313	15,698,175
FNMA	AA+	5.00	10/01/52	2,162,881	2,132,970
FNMA	AA+	5.00	11/01/52	3,343,216	3,304,672
FNMA	AA+	5.50	01/01/24	7,866	7,888
FNMA	AA+	5.50	03/01/24	16,061	16,104
FNMA	AA+	5.50	08/01/25	637	645
FNMA	AA+	5.50	11/01/26	14,545	14,584
FNMA	AA+	5.50	03/01/33	88,304	87,891
FNMA	AA+	5.50	09/01/33	1,534	1,549
FNMA	AA+	5.50	10/01/33	3,827	3,865
FNMA	AA+	5.50	03/01/34	1,225	1,257
FNMA	AA+	5.50	03/01/34	364	365
FNMA	AA+	5.50	07/01/34	2,071	2,096
FNMA	AA+	5.50	09/01/34	635	644
FNMA	AA+	5.50	09/01/34	2,196	2,203
FNMA	AA+	5.50	10/01/34	1,460	1,507

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	5.50	02/01/35	$1,833	$1,897
FNMA	AA+	5.50	02/01/35	1,877	1,932
FNMA	AA+	5.50	04/01/35	1,916	1,957
FNMA	AA+	5.50	08/01/35	1,911	1,931
FNMA	AA+	5.50	02/25/37	5,963	5,798
FNMA	AA+	5.50	06/01/37	2,286	2,371
FNMA	AA+	5.50	05/01/38	1,628,370	1,682,531
FNMA	AA+	5.50	06/01/48	39,495	40,084
FNMA	AA+	5.50	06/01/52	1,228,769	1,233,100
FNMA	AA+	6.00	04/01/23	10	10
FNMA	AA+	6.00	03/01/28	36,799	37,353
FNMA	AA+	6.00	05/01/32	57,749	59,719
FNMA	AA+	6.00	04/01/33	101,168	102,715
FNMA	AA+	6.00	05/01/33	2,519	2,557
FNMA	AA+	6.00	09/01/34	878	891
FNMA	AA+	6.00	10/01/34	4,946	5,023
FNMA	AA+	6.00	01/01/37	50,227	52,437
FNMA	AA+	6.00	05/01/37	9,089	9,124
FNMA	AA+	6.00	08/01/37	38,299	40,039
FNMA	AA+	6.00	12/01/37	354	368
FNMA	AA+	6.00	10/25/44	242,470	241,826
FNMA	AA+	6.00	12/25/49	113,646	115,155
FNMA	AA+	6.00	11/01/52	5,620,158	5,722,382
FNMA	AA+	6.50	05/01/32	70,547	72,309
FNMA	AA+	6.50	07/01/34	804	824
FNMA	AA+	6.50	09/01/34	371	382
FNMA	AA+	6.50	09/01/36	8,118	8,242
FNMA	AA+	6.50	05/01/37	77,694	77,843
FNMA	AA+	6.50	07/01/37	4,333	4,455
FNMA	AA+	7.00	04/01/32	251	253
FNMA	AA+	7.50	06/01/31	108	111
FNMA	AA+	7.50	02/01/32	432	447
FNMA	AA+	7.50	06/01/32	19,102	20,165
FNMA	AA+	8.00	04/01/32	15,203	15,327
FNMA Strip	AA+	3.00	08/25/42	507,522	455,808
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	690,416	635,297
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	671,186	628,760
GNMA (3)	AA+	2.00	04/20/32	529,127	471,445
GNMA (3)	AA+	2.00	09/20/50	1,807,609	1,494,528
GNMA (3)	AA+	2.50	12/20/50	5,261,099	4,404,300
GNMA (3)	AA+	2.50	03/20/51	1,979,798	1,656,784
GNMA (3)	AA+	2.50	10/20/51	4,620,841	3,912,561
GNMA (3)	AA+	3.00	07/16/36	1,292,152	1,187,021
GNMA (3)	AA+	3.00	01/15/46	883,229	788,975
GNMA (3)	AA+	3.00	03/15/46	3,563,529	3,182,573
GNMA (3)	AA+	3.00	07/15/46	1,947,030	1,738,829
GNMA (3)	AA+	3.00	02/20/47	1,234,846	1,099,627
GNMA (3)	AA+	3.00	10/20/51	5,932,342	5,164,992
GNMA (3)	AA+	3.50	02/20/42	320,625	292,275
GNMA (3)	AA+	3.50	07/15/42	880,490	828,047
GNMA (3)	AA+	3.50	11/15/42	280,455	263,232
GNMA (3)	AA+	3.50	03/20/45	935,721	850,951
GNMA (3)	AA+	3.50	05/20/45	1,018,585	950,158
GNMA (3)	AA+	3.50	12/20/50	629,141	578,097
GNMA (3)	AA+	3.70	05/15/42	448,339	426,578
GNMA (3)	AA+	4.00	01/20/41	573,914	552,737

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (3)	AA+	4.00	03/15/41	$200,686	$193,280
GNMA (3)	AA+	4.00	08/15/41	353,707	342,397
GNMA (3)	AA+	4.00	11/15/41	309,795	299,908
GNMA (3)	AA+	4.00	12/15/41	546,385	530,535
GNMA (3)	AA+	4.00	01/15/42	27,973	27,086
GNMA (3)	AA+	4.00	08/20/42	259,111	251,078
GNMA (3)	AA+	4.00	09/20/50	438,779	418,362
GNMA (3)	AA+	4.25	04/20/41	333,594	321,180
GNMA (3)	AA+	4.29	04/15/41	12,678	12,516
GNMA (3)	AA+	4.50	06/20/30	16,146	15,983
GNMA (3)	AA+	4.50	09/15/30	192,588	188,023
GNMA (3)	AA+	4.50	04/20/31	6,597	6,476
GNMA (3)	AA+	4.50	06/20/34	103,044	102,842
GNMA (3)	AA+	4.50	09/15/40	403,816	400,495
GNMA (3)	AA+	4.50	10/15/40	465,775	462,811
GNMA (3)	AA+	4.50	10/20/43	13,380	13,123
GNMA (3)	AA+	5.00	06/20/39	406,474	405,333
GNMA (3)	AA+	5.00	05/15/40	43,458	44,231
GNMA (3)	AA+	5.00	06/20/40	24,379	24,272
GNMA (3)	AA+	5.50	01/15/36	5,387	5,468
GNMA (3)	AA+	6.50	04/15/31	5,183	5,328
GNMA (3)	AA+	6.50	10/15/31	188	194
GNMA (3)	AA+	6.50	12/15/31	6,411	6,590
GNMA (3)	AA+	6.50	05/15/32	12,564	12,914
GNMA (3)	AA+	7.00	05/15/31	207	215
GNMA (3)	AA+	7.00	05/15/32	1,679	1,681

					605,249,415

CORPORATE DEBT (20.2%)
COMMUNICATION SERVICES (1.4%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	8,326,919
Comcast Corp.	A-	3.40	04/01/30	9,395,000	8,566,750
T-Mobile USA, Inc.	BBB-	3.38	04/15/29	4,580,000	4,033,924
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	5,090,581

					26,018,174

CONSUMER DISCRETIONARY (2.3%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,100,000	3,550,552
Amazon.com, Inc.	AA	5.20	12/03/25	4,995,000	5,085,466
AutoZone, Inc.	BBB	3.25	04/15/25	7,363,000	7,056,412
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,655,207
Best Buy Co., Inc.	BBB+	1.95	10/01/30	3,615,000	2,860,341
Brunswick Corp.	BBB-	2.40	08/18/31	7,970,000	5,859,513
Harman International Industries, Inc.	A-	4.15	05/15/25	4,970,000	4,832,260
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,270,000	3,206,315
Marriott International, Inc.	BBB	3.13	02/15/23	2,935,000	2,932,905
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,083,589
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	1,906,302

					43,028,862

CONSUMER STAPLES (0.6%)
Bunge Ltd. Finance Corp.	BBB	2.75	05/14/31	4,150,000	3,405,996
Hormel Foods Corp.	A	1.80	06/11/30	3,600,000	2,929,133
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	1,870,366
Sysco Corp.	BBB	3.75	10/01/25	3,550,000	3,435,171

					11,640,666

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
ENERGY (0.7%)
Devon Energy Corp.	BBB	5.85	12/15/25	$2,450,000	$2,494,221
Energy Transfer LP	BBB-	5.55	02/15/28	1,775,000	1,760,676
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	4,829,657
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB-	5.50	03/01/30	3,100,000	2,916,852

					12,001,406

FINANCIALS (6.7%)
Aflac, Inc.	A-	1.13	03/15/26	4,380,000	3,880,548
Allstate Corp.	A-	0.75	12/15/25	10,375,000	9,202,750
American Express Co.	BBB	3.63	12/05/24	4,895,000	4,765,557
Bank of America Corp.	A-	3.37	01/23/26	5,160,000	4,919,965
Bank of America Corp.	BBB+	3.95	04/21/25	4,970,000	4,836,844
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	2,978,057
Capital One Financial Corp.	BBB	4.93	05/10/28	3,165,000	3,064,059
Citigroup, Inc.	BBB+	3.79	03/17/33	5,330,000	4,558,704
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	4,759,246
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	4,773,829
Fairfax U.S., Inc.†	BBB	4.88	08/13/24	3,475,000	3,389,582
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	4,843,875
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	9,000,000	7,510,672
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	25,002
JPMorgan Chase & Co.	A-	1.47	09/22/27	6,245,000	5,406,690
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,355,000	4,262,977
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	7,135,000	6,964,141
Kemper Corp.	BBB	3.80	02/23/32	4,500,000	3,760,561
Kemper Corp.	BBB	4.35	02/15/25	1,960,000	1,901,212
Lincoln National Corp.	BBB+	4.00	09/01/23	3,915,000	3,884,205
M&T Bank Corp.	BBB+	4.00	07/15/24	2,000,000	1,963,549
Mercury General Corp.	BBB	4.40	03/15/27	3,330,000	3,113,730
Morgan Stanley	A-	2.70	01/22/31	9,000,000	7,437,120
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,634,065
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	975,319
Signet UK Finance PLC	BB-	4.70	06/15/24	4,945,000	4,796,650
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,520,000	1,489,213
Synchrony Financial	BBB-	3.70	08/04/26	2,745,000	2,525,139
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,686,289
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,105,000	2,875,233

					124,184,783

HEALTH CARE (2.8%)
AbbVie, Inc.	BBB+	4.25	11/14/28	8,830,000	8,517,173
Baxter International, Inc.	BBB	2.54	02/01/32	2,697,000	2,142,479
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	8,758,363
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,365,302
Elevance Health, Inc.	A	3.30	01/15/23	3,464,000	3,463,360
Evernorth Health, Inc.	A-	3.50	06/15/24	1,960,000	1,912,027
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	2,875,873
Merck & Co., Inc.	A+	2.15	12/10/31	6,450,000	5,267,033
Owens & Minor, Inc.	BB-	4.38	12/15/24	2,740,000	2,639,796
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	660,008
Thermo Fisher Scientific, Inc.	A-	2.00	10/15/31	10,046,000	8,135,947

					50,737,361

INDUSTRIALS (1.3%)
Boeing Co.	BBB-	4.88	05/01/25	4,870,000	4,832,711
Deere & Co.	A	2.75	04/15/25	6,535,000	6,276,988

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
INDUSTRIALS (CONTINUED)
General Dynamics Corp.	A-	3.25	04/01/25	$3,235,000	$3,134,568
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	3,726,588
Verisk Analytics, Inc.	BBB	4.00	06/15/25	5,895,000	5,729,777

					23,700,632

INFORMATION TECHNOLOGY (2.6%)
Apple, Inc.	AA+	2.05	09/11/26	5,750,000	5,248,560
Applied Materials, Inc.	A	3.90	10/01/25	9,920,000	9,698,854
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	945,839
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,160,000	1,157,545
Global Payments, Inc.	BBB-	3.75	06/01/23	4,000,000	3,974,512
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	4,819,891
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,190,461
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	961,858
PayPal Hldgs., Inc.	A-	2.65	10/01/26	9,880,000	9,121,507
QUALCOMM, Inc.	A	4.25	05/20/32	1,785,000	1,717,248
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	10,450,000	8,544,975

					48,381,250

MATERIALS (0.8%)
AptarGroup, Inc.	BBB-	3.60	03/15/32	4,430,000	3,662,397
Eagle Materials, Inc.	BBB	2.50	07/01/31	5,700,000	4,471,320
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	4,755,548
Teck Resources Ltd.	BBB-	3.75	02/01/23	980,000	979,966

					13,869,231

REAL ESTATE (0.6%)
Boston Properties LP	BBB+	3.25	01/30/31	6,488,000	5,363,492
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	3,670,000	3,530,921
Prologis LP	A	1.75	07/01/30	3,906,000	3,076,434

					11,970,847

UTILITIES (0.4%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	1,949,745
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	4,777,000	4,500,521
Southern Co.	BBB	3.25	07/01/26	50,000	47,015

					6,497,281

TOTAL CORPORATE DEBT					372,030,493

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	1,773,803	1,825,522	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $2,025,382,771) 96.6%					1,779,154,307

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.8%)
U.S. Treasury Bill	A-1+	2.94	01/03/23	$1,700,000	$1,699,722
U.S. Treasury Bill	A-1+	3.40	01/12/23	10,000,000	9,989,616
U.S. Treasury Bill	A-1+	3.65	01/24/23	22,000,000	21,948,867

					33,638,205

U.S. GOVERNMENT AGENCIES (0.7%)
FHLB	A-1+	3.40	01/04/23	12,000,000	11,996,600

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $45,634,805) 2.5%					45,634,805

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

December 31, 2022

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	3.59	01/03/23	$1,418,350	$1,418,350

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,418,350) 0.1%				1,418,350

TOTAL INVESTMENTS (Cost: $2,072,435,926) 99.2%				1,826,207,462

OTHER NET ASSETS 0.8%				14,859,173

NET ASSETS 100.0%				$1,841,066,635

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2022

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
COMPOSITE FUND	$243,855	0.1%
INTERNATIONAL FUND	$14,787,013	1.2%
MONEY MARKET FUND	$55,189,073	16.5%
MID-TERM BOND FUND	$4,262,156	0.5%
BOND FUND	$3,389,582	0.2%

††	Level 3 Security (see Note 1).

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2022, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Notional Value	Value/ Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
EQUITY INDEX FUND	296	E-mini S&P 500 Stock Index	P	March 2023	$57,142,800	$(2,605,035)	1.3%
ALL AMERICA FUND	17	E-mini S&P 500 Stock Index	P	March 2023	$3,281,850	$(135,033)	1.2%
MID-CAP EQUITY INDEX FUND	79	E-mini S&P MidCap 400 Stock Index	P	March 2023	$19,296,540	$(340,240)	1.2%
INTERNATIONAL FUND	306	MSCI EAFE Stock Index	P	March 2023	$29,825,820	$(1,156,760)	2.5%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

(This page has been left blank intentionally.)

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
ASSETS
Investments at fair value

(Cost:  Equity Index Fund — $2,692,355,207

All America Fund — $223,046,694

Small Cap Value Fund — $377,025,953

Small Cap Growth Fund — $438,297,139

Small Cap Equity Index Fund — $183,171,757

Mid Cap Value Fund — $95,819,136

Mid-Cap Equity Index Fund — $1,432,936,632

Composite Fund — $152,509,365

International Fund — $1,314,922,786

Catholic Values Index Fund — $4,220,824

Retirement Income Fund — $227,337,423

2015 Retirement Fund — $124,738,559

2020 Retirement Fund — $553,083,673

2025 Retirement Fund — $1,149,114,159)

(Notes 1 and 3)	$4,315,551,572	$280,668,136	$412,668,164	$432,232,566	$178,058,142
Cash	3,925	9,956	4,398	1,768	474
Foreign cash (Cost: $1,426)	—	1,429	—	—	—
Interest and dividends receivable	3,702,109	256,329	383,413	253,696	236,833
Receivable for securities sold	4,396,207	491,264	7,511	—	—
Shareholder subscriptions receivable	8,628,434	4,339	253,446	406,170	604,725
Due from the Adviser	—	—	—	—	—
Other receivables	—	—	—	—	—

TOTAL ASSETS	4,332,282,247	281,431,453	413,316,932	432,894,200	178,900,174

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	—	15,459	—	—	267,350
Payable for daily variation on future contracts	145,776	9,137	—	—	—
Shareholder redemptions payable	1,228,600	61,990	82,525	182,579	7,434
Payable to the Adviser	280,598	97,488	270,741	280,373	93,401
Accrued expenses	356,197	103,269	40,481	53,773	26,313

TOTAL LIABILITIES:	2,011,171	287,343	393,747	516,725	394,498

NET ASSETS	$4,330,271,076	$281,144,110	$412,923,185	$432,377,475	$178,505,676

NUMBER OF SHARES OUTSTANDING (Note 4)	88,695,161	14,228,687	30,715,648	39,257,270	19,649,648

NET ASSET VALUES, offering and redemption price per share	$48.82	$19.76	$13.44	$11.01	$9.08

COMPONENTS OF NET ASSETS
Paid-in capital	$2,713,856,999	$219,280,199	$368,830,665	$455,549,363	$186,378,723
Total Distributable Earnings (Loss) (Notes 1 and 5)	1,616,414,077	61,863,911	44,092,520	(23,171,888)	(7,873,047)

NET ASSETS	$4,330,271,076	$281,144,110	$412,923,185	$432,377,475	$178,505,676

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corporation.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund	Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$114,732,140	$1,595,533,157	$179,419,053	$1,195,776,027	$4,396,189	$203,125,616	(a)	$112,606,165	(a)	$503,644,127	(a)	$1,056,746,504	(a)
2,477	3,731	13,678	301,966	18,257	3,645		—		—		—
—	—	—	—	—
106,326	2,014,147	443,996	3,552,741	4,180	—		—		—		—
—	785,377	1,495	—	—	—		—		—		—
191,981	2,518,723	185,688	2,443,238	5,076	—		—		—		—
—	—	—	—	8,715	—		—		—		—
5,578	—	—	5,889	—	—		—		—		—

115,038,502	1,600,855,135	180,063,910	1,202,079,861	4,432,417	203,129,261		112,606,165		503,644,127		1,056,746,504

—	—	—	1,801	—	—		5		8		11
—	9,163	—	—	510	—		—		—		—
—	102,400	—	307,530	—	—		—		—		—
—	340,563	—	114,628	—	—		—		—		—
54,341	103,346	62,159	76,576	574	8,704		4,950		21,690		45,526
—	226,617	15,087	—	11,694	21,005		3,262		16,507		31,315

54,341	782,089	77,246	500,535	12,778	29,709		8,217		38,205		76,852

$114,984,161	$1,600,073,046	$179,986,664	$1,201,579,326	$4,419,639	$203,099,552		$112,597,948		$503,605,922		$1,056,669,652

7,347,633	84,605,273	10,349,539	166,036,582	402,782	19,840,515		13,852,904		52,737,634		96,200,741

$15.65	$18.91	$17.39	$7.24	$10.97	$10.24		$8.13		$9.55		$10.98

$95,372,821	$1,429,565,043	$152,894,083	$1,348,040,876	$4,254,029	$227,944,448		$124,965,863		$553,499,374		$1,146,321,882
19,611,340	170,508,003	27,092,581	(146,461,550)	165,610	(24,844,896)		(12,367,915)		(49,893,452)		(89,652,230)

$114,984,161	$1,600,073,046	$179,986,664	$1,201,579,326	$4,419,639	$203,099,552		$112,597,948		$503,605,922		$1,056,669,652

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2022

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
ASSETS
Investments at fair value

(Cost:  2030 Retirement Fund — $1,202,058,664

2035 Retirement Fund — $1,094,060,094

2040 Retirement Fund — $903,277,050

2045 Retirement Fund — $932,009,018

2050 Retirement Fund — $714,367,005

2055 Retirement Fund — $375,196,445

2060 Retirement Fund — $175,797,310

2065 Retirement Fund — $39,003,744

Conservative Allocation Fund — $178,057,305

Moderate Allocation Fund — $411,620,430

Aggressive Allocation Fund — $324,951,732

Money Market Fund — $334,658,826

Mid-Term Bond Fund — $953,439,302

Bond Fund — $2,072,435,926)

(Notes 1 and 3)	$1,125,131,244	(a)	$1,023,512,212	(a)	$847,598,917	(a)	$874,885,679	(a)	$664,771,472	(a)
Cash	—		—				—		—
Foreign cash	—		—		—		—		—
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Shareholder subscriptions receivable	—		—		—		—		—
Due from the Adviser	—		—		—		—		—
Other receivables	—		—		—		—		—

TOTAL ASSETS	1,125,131,244		1,023,512,212		847,598,917		874,885,679		664,771,472

LIABILITIES
Due to custodian bank	12		11		10		10		9
Payable for securities purchased	—		—		—		—		—
Payable for daily variation on future contracts	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Payable to the Adviser	48,140		43,774		36,233		37,583		28,581
Accrued expenses	32,477		29,901		27,058		27,404		23,852

TOTAL LIABILITIES	80,629		73,686		63,301		64,997		52,442

NET ASSETS	$1,125,050,615		$1,023,438,526		$847,535,616		$874,820,682		$664,719,030

NUMBER OF SHARES OUTSTANDING (Note 4)	94,524,726		83,915,573		69,936,961		73,598,703		43,738,784

NET ASSET VALUES, offering and redemption price per share	$11.90		$12.20		$12.12		$11.89		$15.20

COMPONENTS OF NET ASSETS
Paid-in capital	$1,191,800,105		$1,077,453,425		$889,196,811		$914,158,428		$702,418,319
Total Distributable Earnings (Loss) (Notes 1 and 5)	(66,749,490)		(54,014,899)		(41,661,195)		(39,337,746)		(37,699,289)

NET ASSETS	$1,125,050,615		$1,023,438,526		$847,535,616		$874,820,682		$664,719,030

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corporation.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		2060 Retirement Fund		2065 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$339,084,055	(a)	$154,743,293	(a)	$34,154,672	(a)	$161,480,210	(a)	$392,913,333	(a)	$312,713,276	(a)	$334,665,052	$870,406,019	$1,826,207,462
—		—		—		95		93		94		378	2,658	1,760
—		—		—		—		—		—		—	—	—
—		—		—		—		—		—		—	4,788,991	9,454,913
—		—		—		—		—		—		—	2,264,570	4,921,664
—		—		—		—		—		—		442,286	1,461,217	3,357,503
—		15,353		22,953		—		—		—		—	—	—
—		—		—		—		—		—		—	—	40,360

339,084,055		154,758,646		34,177,625		161,480,305		392,913,426		312,713,370		335,107,716	878,923,455	1,843,983,662

7		6		—		—		—		—		—	—	—
—		—		—		—		—		—		—	—	1,979,762
—		—		—		—		—		—		—	—	—
—		—		—		—		—		—		178,975	213,415	376,298
14,487		6,586		1,404		—		—		—		42,763	301,848	560,967
12,186		22,149		16,991		2,131		4,812		6,067		9,063	5,585	—

26,680		28,741		18,395		2,131		4,812		6,067		230,801	520,848	2,917,027

$339,057,375		$154,729,905		$34,159,230		$161,478,174		$392,908,614		$312,707,303		$334,876,915	$878,402,607	$1,841,066,635

28,269,738		15,192,348		3,333,354		15,529,615		32,217,749		23,506,156		28,299,649	93,142,276	150,726,687

$11.99		$10.18		$10.25		$10.40		$12.20		$13.30		$11.833	$9.43	$12.21

$369,858,528		$172,699,020		$38,763,191		$179,047,398		$406,662,159		$317,644,580		$334,795,862	$964,980,392	$2,122,621,996
(30,801,153)		(17,969,115)		(4,603,961)		(17,569,224)		(13,753,545)		(4,937,277)		81,053	(86,577,785)	(281,555,361)

$339,057,375		$154,729,905		$34,159,230		$161,478,174		$392,908,614		$312,707,303		$334,876,915	$878,402,607	$1,841,066,635

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2022

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$72,038,982 (d)	$4,924,022 (d)	$9,602,485	$3,747,728 (d)	$2,560,200 (d)
Non-cash dividends	—	—	—	—	—
Interest	987,710	97,724	257,368	175,271	4,451

Total investment income	73,026,692	5,021,746	9,859,853	3,922,999	2,564,651

EXPENSES
Investment advisory fees (Note 2)	3,322,091	1,245,574	3,759,493	3,773,096	114,206

Other operating expenses (Note 2)
Fund administration expenses	846,436	101,897	141,263	149,906	74,040
Shareholders reports	1,623	6,038	2,976	3,396	6,664
Custodian expenses	159,072	62,268	8,582	11,385	69,091
Transfer agent fees	43,492	13,714	9,650	13,502	1,706
Independent directors’ fees and expenses	237,255	17,548	28,374	29,538	7,470
Professional fees	44,461	43,584	43,585	43,585	44,460
Legal and Compliance	250,011	101,599	61,612	82,413	10,696
Administrative	349,973	25,371	40,973	41,834	10,893
Licenses	923,680	43,248	—	—	29,905
Fees and registration	91,180	24,985	25,650	26,072	12,779
Miscellaneous fees	—	—	—	3,190	2,522

Total operating expenses	2,947,183	440,252	362,665	404,821	270,226

Total expenses before reimbursement	6,269,274	1,685,826	4,122,158	4,177,917	384,432
Fee waiver and expense reimbursement (Note 2)	—	—	—	—	(163,633)

Net expenses	6,269,274	1,685,826	4,122,158	4,177,917	220,799

Net Investment Income (Loss)	66,757,418	3,335,920	5,737,695	(254,918)	2,343,852

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (Note 1)
Net realized gain (loss) on:
Investment securities	83,944,804	24,768,915	29,653,968	1,473,274	4,524,929
Futures contracts (Note 1)	(8,337,368)	(218,383)	—	—	—
Foreign currency translations	—	—	—	—	—
Gain distributions from Mutual of America Investment Corporation Funds	—	—	—	—	—

	75,607,436	24,550,532	29,653,968	1,473,274	4,524,929

Change in net unrealized appreciation (depreciation) of:
Investment securities	(1,059,102,185)	(92,520,150)	(90,285,803)	(188,322,716)	(31,708,157)
Futures contracts (Note 1)	(4,078,255)	(212,298)	—	—	—
Foreign currency translations	—	4	—	—	—

	(1,063,180,440)	(92,732,444)	(90,285,803)	(188,322,716)	(31,708,157)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(987,573,004)	(68,181,912)	(60,631,835)	(186,849,442)	(27,183,228)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(920,815,586)	$(64,845,992)	$(54,894,140)	$(187,104,360)	$(24,839,376)

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corporation and receive dividend income entirely from these affiliated funds.

(b)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

(c)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corporation and derive unrealized gains and losses entirely from these affiliated funds.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund	Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$2,514,970	$29,857,965 (d)	$2,566,138	$44,319,704 (d)	$67,812 (d)	$3,542,647	(a)	$2,101,725	(a)	$9,337,747	(a)	$19,094,082	(a)
—	—	—	2,731,439	—	—		—		—		—
41,127	349,274	1,981,898	1,055,404	50	—		—		—		—

2,556,097	30,207,239	4,548,036	48,106,547	67,862	3,542,647		2,101,725		9,337,747		19,094,082

688,700	1,303,342	773,399	852,735	6,434	103,921		61,893		269,304		541,634

68,441	378,643	103,149	138,086	34,681	47,582		48,055		48,218		48,791
3,671	4,453	4,980	4,607	7,810	3,016		3,431		3,131		2,772
4,102	97,090	9,513	188,579	9,877	44,854		38,559		72,533		109,144
5,263	19,939	8,369	—	147	8,793		5,429		23,680		45,996
6,769	99,328	10,707	61,656	139	—		—		—		—
43,584	44,460	44,007	43,178	44,173	39,394		39,344		39,344		39,345
38,454	134,984	61,316	—	694	1,444		907		3,917		7,151
9,959	143,292	15,500	89,347	330	—		—		—		—
—	409,611	—	—	—	—		—		—		—
7,170	53,779	6,893	49,406	4,251	18,653		5,940		19,518		36,726
500	12,034	3,575	—	133	—		—		—		—

187,913	1,397,613	268,009	574,859	102,235	163,736		141,665		210,341		289,925

876,613	2,700,955	1,041,408	1,427,594	108,669	267,657		203,558		479,645		831,559
—	—	—	—	(99,233)	—		—		—		—

876,613	2,700,955	1,041,408	1,427,594	9,436	267,657		203,558		479,645		831,559

1,679,484	27,506,284	3,506,628	46,678,953	58,426	3,274,990		1,898,167		8,858,102		18,262,523

4,786,931	145,788,476	5,868,516	(40,199,823)	24,194	(1,079,683	)(b)	1,829,435	(b)	2,942,410	(b)	3,104,430	(b)
—	(3,779,389)	—	(3,926,166)	—	—		—		—		—
—	—	—	(621,948)	—	—		—		—		—
—	—	—	—	—	2,885,754		2,036,377		12,396,079		31,196,355

4,786,931	142,009,087	5,868,516	(44,747,937)	24,194	1,806,071		3,865,812		15,338,489		34,300,785

(21,442,122)	(438,935,246)	(35,422,109)	(135,769,915)	(1,044,276)	(30,156,953	)(c)	(22,598,987	)(c)	(103,381,868	)(c)	(215,094,967	)(c)
—	(1,660,758)	—	(1,563,650)	—	—		—		—		—
—	—	—	7,077	—	—		—		—		—

(21,442,122)	(440,596,004)	(35,422,109)	(137,326,488)	(1,044,276)	(30,156,953)		(22,598,987)		(103,381,868)		(215,094,967)

(16,655,191)	(298,586,917)	(29,553,593)	(182,074,425)	(1,020,082)	(28,350,882)		(18,733,175)		(88,043,379)		(180,794,182)

$(14,975,707)	$(271,080,633)	$(26,046,965)	$(135,395,472)	$(961,656)	$(25,075,892)		$(16,835,008)		$(79,185,277)		$(162,531,659)

(d)	Net of foreign taxes as follows:

Equity Index Fund	$17,033
All America Fund	$1,444
Small Cap Growth Fund	$3,358
Small Cap Equity Index Fund	$2,386
Mid-Cap Equity Index Fund	$91,739
International Fund	$4,136,689
Catholic Values Index Fund	$199

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS (Continued)

For the Year Ended December 31, 2022

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$19,637,523	(a)	$17,938,680	(a)	$14,829,373	(a)	$15,270,623	(a)	$11,395,855	(a)
Interest	—		—		—		—		—

Total investment income	19,637,523		17,938,680		14,829,373		15,270,623		11,395,855

EXPENSES
Investment advisory fees (Note 2)	562,626		504,891		419,149		434,269		327,087

Other operating expenses (Note 2)
Fund administration expenses	49,086		53,353		48,976		48,999		48,873
Shareholders reports	2,762		2,848		2,955		2,935		3,081
Custodian expenses	116,150		104,798		91,895		92,957		81,201
Transfer agent fees	47,138		42,244		35,045		36,277		27,161
Independent directors’ fees and expenses	—		—		—		—		—
Professional fees	39,345		39,344		39,345		39,345		39,345
Legal and Compliance	7,228		6,443		5,239		5,426		4,016
Administrative	—		—		—		—		—
Licenses	—		—		—		—		—
Fees and registration	36,109		34,212		31,098		28,925		28,248
Miscellaneous fees	—		—		—		—		—

Total operating expenses	297,818		283,242		254,553		254,864		231,925

Total expenses before reimbursement	860,444		788,133		673,702		689,133		559,012
Fee waiver and expense reimbursement (Note 2)	—		—		—		—		—

Net expenses	860,444		788,133		673,702		689,133		559,012

Net Investment Income (Loss)	18,777,079		17,150,547		14,155,671		14,581,490		10,836,843

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (Note 1)
Net realized gain (loss) on:
Investment securities	1,561,132	(b)	3,324,213	(b)	7,114,232	(b)	11,167,427	(b)	2,238,597	(b)
Futures contracts (Note 1)	—		—		—		—		—
Foreign currency translations	—		—		—		—		—
Gain distributions from Mutual of America Investment Corporation Funds	39,702,378		43,445,018		40,294,107		43,412,396		33,774,736

	41,263,510		46,769,231		47,408,339		54,579,823		36,013,333

Change in net unrealized appreciation (depreciation) of:
Investment securities	(235,555,260	)(c)	(234,549,597	)(c)	(204,771,679	)(c)	(219,763,157	)(c)	(160,653,692	)(c)
Futures contracts (Note 1)	—		—		—		—		—
Foreign currency translations	—		—		—		—		—

	(235,555,260)		(234,549,597)		(204,771,679)		(219,763,157)		(160,653,692)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(194,291,750)		(187,780,366)		(157,363,340)		(165,183,334)		(124,640,359)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(175,514,671)		$(170,629,819)		$(143,207,669)		$(150,601,844)		$(113,803,516)

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corporation and receive dividend income entirely from these affiliated funds.

(b)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

(c)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corporation and derive unrealized gains and losses entirely from these affiliated funds.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		2060 Retirement Fund		2065 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$5,545,102	(a)	$2,421,940	(a)	$456,341	(a)	$3,017,136	(a)	$7,375,103	(a)	$5,704,422	(a)	$—	$—	$—
—		—		—		—		—		—		4,436,736	16,488,120	46,285,027

5,545,102		2,421,940		456,341		3,017,136		7,375,103		5,704,422		4,436,736	16,488,120	46,285,027

157,978		67,488		11,810		—		—		—		340,706	3,541,315	7,227,364

48,680		48,507		46,528		48,212		48,319		48,361		68,465	200,382	390,323
3,318		3,443		6,299		3,275		3,094		3,163		5,074	4,375	6,879
59,954		48,416		36,317		36,248		50,685		50,152		9,880	12,131	31,817
12,646		5,136		747		7,703		18,427		14,522		3,296	3,157	4,853
—		—		—		—		—		—		10,084	46,146	100,865
39,344		39,344		28,532		39,394		39,411		42,229		41,065	44,215	44,215
1,812		753		119		1,212		2,863		2,205		14,986	—	—
—		—		—		—		—		—		14,778	67,513	144,964
—		—		—		—		—		—		—	—	—
25,036		19,662		17,777		7,264		8,055		7,529		28,952	22,606	40,987
—		2,042		393		—		—		—		420	—	—

190,790		167,303		136,712		143,308		170,854		168,161		197,000	400,525	764,903

348,768		234,791		148,522		143,308		170,854		168,161		537,706	3,941,840	7,992,267
—		—		(136,712)		—		—		—		—	—	—

348,768		234,791		11,810		143,308		170,854		168,161		537,706	3,941,840	7,992,267

5,196,334		2,187,149		444,531		2,873,828		7,204,249		5,536,261		3,899,030	12,546,280	38,292,760

1,270,497	(b)	1,642,166	(b)	(533,677	)(b)	222,006	(b)	4,562,762	(b)	6,678,866	(b)	(201)	(3,628,211)	(31,728,018)
—		—		—		—		—		—		—	—	—
—		—		—		—		—		—		—	—	—
17,546,888		8,088,774		1,691,296		3,066,763		14,784,648		17,026,903		—	—	—

18,817,385		9,730,940		1,157,619		3,288,769		19,347,410		23,705,769		(201)	(3,628,211)	(31,728,018)

(77,604,937	)(c)	(33,691,165	)(c)	(4,822,240	)(c)	(30,924,059	)(c)	(93,669,040	)(c)	(87,924,840	)(c)	6,226	(79,715,539)	(261,110,491)
—		—		—		—		—		—		—	—	—
—		—		—		—		—		—		—	—	—

(77,604,937)		(33,691,165)		(4,822,240)		(30,924,059)		(93,669,040)		(87,924,840)		6,226	(79,715,539)	(261,110,491)

(58,787,552)		(23,960,225)		(3,664,621)		(27,635,290)		(74,321,630)		(64,219,071)		6,025	(83,343,750)	(292,838,509)

$(53,591,218)		$(21,773,076)		$(3,220,090)		$(24,761,462)		$(67,117,381)		$(58,682,810)		$3,905,055	$(70,797,470)	$(254,545,749)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Equity Index Fund		All America Fund
	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$66,757,418	$55,676,909	$3,335,920	$3,169,290
Net realized gain (loss) on investments, futures contracts and foreign currency translations	75,607,436	203,128,598	24,550,532	45,115,237
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(1,063,180,440)	834,757,538	(92,732,444)	34,836,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(920,815,586)	1,093,563,045	(64,845,992)	83,121,376

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(185,149,240)	(242,994,218)	(39,115,338)	(35,961,072)

Total distributions	(185,149,240)	(242,994,218)	(39,115,338)	(35,961,072)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	635,973,464	630,621,733	6,021,366	21,551,560
Dividends reinvested	185,143,439	242,985,966	39,107,389	35,952,399
Cost of shares redeemed	(376,392,969)	(446,727,106)	(34,443,027)	(50,188,312)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	444,723,934	426,880,593	10,685,728	7,315,647

INCREASE (DECREASE) IN NET ASSETS	(661,240,892)	1,277,449,420	(93,275,602)	54,475,951
NET ASSETS, BEGINNING OF YEAR	4,991,511,968	3,714,062,548	374,419,712	319,943,761

NET ASSETS, END OF YEAR	$4,330,271,076	$4,991,511,968	$281,144,110	$374,419,712

OTHER INFORMATION (NOTE 4):
Shares outstanding at the beginning of year	79,982,941	72,617,764	13,500,649	13,230,675

Shares sold	11,996,663	10,887,031	249,461	753,416
Shares issued as reinvestment of dividends	3,788,193	4,025,477	1,937,457	1,323,948
Shares redeemed	(7,072,636)	(7,547,331)	(1,458,880)	(1,807,390)

Net Increase (decrease)	8,712,220	7,365,177	728,038	269,974

Shares outstanding at the end of year	88,695,161	79,982,941	14,228,687	13,500,649

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

$ 5,737,695	$ 5,645,023	$ (254,918)	$ (1,675,655)	$ 2,343,852	$ 1,763,037	$ 1,679,484	$ 1,678,437	$ 27,506,284	$ 24,834,831
29,653,968	91,970,648	1,473,274	111,174,573	4,524,929	20,608,774	4,786,931	12,682,385	142,009,087	279,514,843
(90,285,803)	49,877,797	(188,322,716)	(43,094,161)	(31,708,157)	7,090,640	(21,442,122)	17,071,365	(440,596,004)	130,296,309

(54,894,140)	147,493,468	(187,104,360)	66,404,757	(24,839,376)	29,462,451	(14,975,707)	31,432,187	(271,080,633)	434,645,983

(42,397,172)	(40,135,620)	(22,756,978)	(105,443,054)	(11,085,072)	(20,275,131)	(10,349,334)	(9,993,931)	(213,584,975)	(257,518,766)

(42,397,172)	(40,135,620)	(22,756,978)	(105,443,054)	(11,085,072)	(20,275,131)	(10,349,334)	(9,993,931)	(213,584,975)	(257,518,766)

31,065,090	70,193,019	29,129,955	66,153,279	79,506,672	64,351,125	20,410,945	28,792,535	165,253,302	208,074,838
42,394,879	40,133,649	22,756,989	105,443,019	11,085,071	20,275,131	10,349,334	9,993,931	213,575,955	257,507,697
(143,370,789)	(109,991,877)	(82,805,792)	(126,473,415)	(18,937,893)	(58,214,615)	(21,578,581)	(18,629,960)	(412,434,396)	(380,171,782)

(69,910,820)	334,791	(30,918,848)	45,122,883	71,653,850	26,411,641	9,181,698	20,156,506	(33,605,139)	85,410,753

(167,202,132)	107,692,639	(240,780,186)	6,084,586	35,729,402	35,598,961	(16,143,343)	41,594,762	(518,270,747)	262,537,970
580,125,317	472,432,678	673,157,661	667,073,075	142,776,274	107,177,313	131,127,504	89,532,742	2,118,343,793	1,855,805,823

$412,923,185	$580,125,317	$432,377,475	$673,157,661	$178,505,676	$142,776,274	$114,984,161	$131,127,504	$1,600,073,046	$2,118,343,793

35,118,423	35,115,373	41,508,728	38,046,457	12,322,568	9,975,863	6,825,903	5,764,324	84,330,880	80,440,238

2,043,565	4,244,420	2,330,039	3,479,903	8,005,433	5,070,974	1,122,650	1,516,493	7,607,429	7,784,589
3,122,953	2,506,842	2,055,916	6,704,131	1,221,648	1,805,561	662,555	538,613	11,222,841	10,565,990
(9,569,293)	(6,748,212)	(6,637,413)	(6,721,763)	(1,900,001)	(4,529,830)	(1,263,475)	(993,527)	(18,555,877)	(14,459,937)

(4,402,775)	3,050	(2,251,458)	3,462,271	7,327,080	2,346,705	521,730	1,061,579	274,393	3,890,642

30,715,648	35,118,423	39,257,270	41,508,728	19,649,648	12,322,568	7,347,633	6,825,903	84,605,273	84,330,880

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Years Ended December 31,

	Composite Fund		International Fund
	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,506,628	$3,157,621	$46,678,953	$22,676,620
Net realized gain (loss) on investments, futures contracts and foreign currency translations	5,868,516	10,018,834	(44,747,937)	207,617,117
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(35,422,109)	18,110,882	(137,326,488)	(128,159,264)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,046,965)	31,287,337	(135,395,472)	102,134,473

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(12,277,737)	(10,995,338)	(128,449,333)	(118,846,144)

Total distributions	(12,277,737)	(10,995,338)	(128,449,333)	(118,846,144)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	6,725,476	13,189,190	221,811,724	230,652,095
Dividends reinvested	12,277,743	10,995,328	128,449,290	118,846,144
Cost of shares redeemed	(18,770,119)	(17,696,981)	(87,647,628)	(70,392,826)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	233,100	6,487,537	262,613,386	279,105,413

INCREASE (DECREASE) IN NET ASSETS	(38,091,602)	26,779,536	(1,231,419)	262,393,742
NET ASSETS, BEGINNING OF YEAR	218,078,266	191,298,730	1,202,810,745	940,417,003

NET ASSETS, END OF YEAR	$179,986,664	$218,078,266	$1,201,579,326	$1,202,810,745

OTHER INFORMATION (NOTE 4):
Shares outstanding at the beginning of year	10,298,831	9,984,951	129,918,710	100,642,322

Shares sold	350,314	637,935	27,911,844	23,352,619
Shares issued as reinvestment of dividends	699,928	528,353	19,471,161	13,050,626
Shares redeemed	(999,534)	(852,408)	(11,265,133)	(7,126,857)

Net Increase (decrease)	50,708	313,880	36,117,872	29,276,388

Shares outstanding at the end of year	10,349,539	10,298,831	166,036,582	129,918,710

(a)

In 2021, the Fund had accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $410,599 to reflect the estimated lost opportunity cost arising when a portion of the portfolio was uninvested. The 2022 amount disclosed includes adjustments to the prior accrual to record the final settlement amount of the capital contribution accrued as of December 31, 2021.

The accompanying notes are an integral part of these financial statements.

Catholic Values Index Fund		Retirement Income Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund
2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

$58,426	$44,932	$3,274,990	$2,471,494	$1,898,167	$1,768,048	$8,858,102	$7,897,617	$18,262,523	$14,342,551
24,194	55,115	1,806,071	8,348,098	3,865,812	9,248,151	15,338,489	46,329,497	34,300,785	80,782,114
(1,044,276)	879,011	(30,156,953)	409,403	(22,598,987)	(466,636)	(103,381,868)	2,470,047	(215,094,967)	28,859,205

(961,656)	979,058	(25,075,892)	11,228,995	(16,835,008)	10,549,563	(79,185,277)	56,697,161	(162,531,659)	123,983,870

(100,841)	(101,804)	(12,388,504)	(8,892,185)	(2,139,121)	(16,637,227)	(49,585,310)	(40,224,129)	(96,519,672)	(72,513,821)

(100,841)	(101,804)	(12,388,504)	(8,892,185)	(2,139,121)	(16,637,227)	(49,585,310)	(40,224,129)	(96,519,672)	(72,513,821)

859,469	236,296	39,814,630	52,213,839	9,303,328 (a)	12,258,619 (a)	41,943,763	43,652,920	118,330,078	126,192,454
100,841	101,803	12,388,511	8,892,184	2,139,115	16,637,214	49,585,216	40,224,177	96,519,684	72,513,741
(56,655)	(195)	(35,359,111)	(32,312,844)	(20,382,860)	(22,098,034)	(80,257,248)	(73,701,015)	(101,936,666)	(67,718,261)

903,655	337,904	16,844,030	28,793,179	(8,940,417)	6,797,799	11,271,731	10,176,082	112,913,096	130,987,934

(158,842)	1,215,158	(20,620,366)	31,129,989	(27,914,546)	710,135	(117,498,856)	26,649,114	(146,138,235)	182,457,983
4,578,481	3,363,323	223,719,918	192,589,929	140,512,494	139,802,359	621,104,778	594,455,664	1,202,807,887	1,020,349,904

$4,419,639	$4,578,481	$203,099,552	$223,719,918	$112,597,948	$140,512,494	$503,605,922	$621,104,778	$1,056,669,652	$1,202,807,887

325,700	301,135	18,254,992	15,926,251	14,861,652	14,119,917	51,097,902	50,203,998	86,096,717	76,786,323

72,909	16,992	3,590,949	4,219,877	1,095,325	1,158,254	3,986,082	3,527,159	9,767,196	8,918,442
9,179	7,587	1,194,992	726,833	260,784	1,750,775	5,112,152	3,307,226	8,677,602	5,211,134
(5,006)	(14)	(3,200,418)	(2,617,969)	(2,364,857)	(2,167,294)	(7,458,502)	(5,940,481)	(8,340,774)	(4,819,182)

77,082	24,565	1,585,523	2,328,741	(1,008,748)	741,735	1,639,732	893,904	10,104,024	9,310,394

402,782	325,700	19,840,515	18,254,992	13,852,904	14,861,652	52,737,634	51,097,902	96,200,741	86,096,717

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Years Ended December 31,

	2030 Retirement Fund		2035 Retirement Fund
	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$18,777,079	$13,835,531	$17,150,547	$12,221,239
Net realized gain (loss) on investments, futures contracts and foreign currency translations	41,263,510	85,324,397	46,769,231	82,429,431
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(235,555,260)	54,751,574	(234,549,597)	61,221,396

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(175,514,671)	153,911,502	(170,629,819)	155,872,066

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(101,701,045)	(72,519,277)	(101,798,354)	(60,726,019)

Total distributions	(101,701,045)	(72,519,277)	(101,798,354)	(60,726,019)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	141,688,771	140,945,047	154,214,764	141,579,441
Dividends reinvested	101,701,037	72,519,276	101,798,362	60,726,019
Cost of shares redeemed	(71,785,670)	(45,542,303)	(61,288,381)	(42,732,339)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	171,604,138	167,922,020	194,724,745	159,573,121

INCREASE (DECREASE) IN NET ASSETS	(105,611,578)	249,314,245	(77,703,428)	254,719,168
NET ASSETS, BEGINNING OF YEAR	1,230,662,193	981,347,948	1,101,141,954	846,422,786

NET ASSETS, END OF YEAR	$1,125,050,615	$1,230,662,193	$1,023,438,526	$1,101,141,954

OTHER INFORMATION (NOTE 4):
Shares outstanding at the beginning of year	80,707,269	69,679,174	68,807,569	58,765,329

Shares sold	10,813,700	9,224,072	11,350,693	8,909,667
Shares issued as reinvestment of dividends	8,474,692	4,795,538	8,289,115	3,844,043
Shares redeemed	(5,470,935)	(2,991,515)	(4,531,804)	(2,711,470)

Net Increase (decrease)	13,817,457	11,028,095	15,108,004	10,042,240

Shares outstanding at the end of year	94,524,726	80,707,269	83,915,573	68,807,569

The accompanying notes are an integral part of these financial statements.

2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund		2055 Retirement Fund		2060 Retirement Fund
2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

$14,155,671	$10,082,773	$14,581,490	$10,148,542	$10,836,843	$7,485,024	$5,196,334	$3,214,289	$2,187,149	$1,247,042
47,408,339	80,364,732	54,579,823	89,159,452	36,013,333	61,931,032	18,817,385	27,028,897	9,730,940	11,751,768
(204,771,679)	54,845,275	(219,763,157)	55,263,833	(160,653,692)	46,655,659	(77,604,937)	20,261,616	(33,691,165)	5,196,328

(143,207,669)	145,292,780	(150,601,844)	154,571,827	(113,803,516)	116,071,715	(53,591,218)	50,504,802	(21,773,076)	18,195,138

(94,956,921)	(60,303,681)	(102,503,613)	(67,410,365)	(73,774,637)	(42,920,507)	(35,930,657)	(17,476,074)	(16,336,340)	(7,148,245)

(94,956,921)	(60,303,681)	(102,503,613)	(67,410,365)	(73,774,637)	(42,920,507)	(35,930,657)	(17,476,074)	(16,336,340)	(7,148,245)

115,247,483	107,205,422	122,719,931	100,357,118	99,472,785	92,838,414	80,910,881	68,045,914	53,026,596	44,933,830
94,956,926	60,303,681	102,503,596	67,410,365	73,774,639	42,920,475	35,930,653	17,476,074	16,336,345	7,148,245
(49,929,206)	(34,857,331)	(54,152,173)	(31,415,886)	(38,406,860)	(27,218,319)	(18,082,783)	(8,500,846)	(6,821,447)	(5,211,682)

160,275,203	132,651,772	171,071,354	136,351,597	134,840,564	108,540,570	98,758,751	77,021,142	62,541,494	46,870,393

(77,889,387)	217,640,871	(82,034,103)	223,513,059	(52,737,589)	181,691,778	9,236,876	110,049,870	24,432,078	57,917,286
925,425,003	707,784,132	956,854,785	733,341,726	717,456,619	535,764,841	329,820,499	219,770,629	130,297,827	72,380,541

$847,535,616	$925,425,003	$874,820,682	$956,854,785	$664,719,030	$717,456,619	$339,057,375	$329,820,499	$154,729,905	$130,297,827

57,286,669	49,008,583	59,930,841	51,349,800	35,318,488	29,903,295	20,628,628	15,724,944	9,594,249	6,098,095

8,483,166	6,659,929	9,168,287	6,282,162	5,837,190	4,627,732	5,982,026	4,334,405	4,607,754	3,356,560
7,757,340	3,779,500	8,532,986	4,270,949	4,825,706	2,144,103	2,977,668	1,111,407	1,590,170	535,001
(3,590,214)	(2,161,343)	(4,033,411)	(1,972,070)	(2,242,600)	(1,356,642)	(1,318,584)	(542,128)	(599,825)	(395,407)

12,650,292	8,278,086	13,667,862	8,581,041	8,420,296	5,415,193	7,641,110	4,903,684	5,598,099	3,496,154

69,936,961	57,286,669	73,598,703	59,930,841	43,738,784	35,318,488	28,269,738	20,628,628	15,192,348	9,594,249

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the Years Ended December 31,

	2065 Retirement Fund		Conservative Allocation Fund
	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$444,531	$140,337	$2,873,828	$2,663,383
Net realized gain (loss) on investments, futures contracts and foreign currency translations	1,157,619	1,601,285	3,288,769	13,106,619
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(4,822,240)	(180,693)	(30,924,059)	(1,210,700)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,220,090)	1,560,929	(24,761,462)	14,559,302

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	(2,365,513)	(798,991)	(12,728,856)	(11,828,438)

Total distributions	(2,365,513)	(798,991)	(12,728,856)	(11,828,438)

CAPITAL TRANSACTIONS (Note 4)
Net proceeds from sale of shares	22,062,249	14,789,318	11,869,732	18,231,133
Dividends reinvested	2,365,515	798,991	12,728,861	11,828,438
Cost of shares redeemed	(1,949,777)	(2,188,183)	(26,437,392)	(20,315,447)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	22,477,987	13,400,126	(1,838,799)	9,744,124

INCREASE (DECREASE) IN NET ASSETS	16,892,384	14,162,064	(39,329,117)	12,474,988
NET ASSETS, BEGINNING OF YEAR	17,266,846	3,104,782	200,807,291	188,332,303

NET ASSETS, END OF YEAR	$34,159,230	$17,266,846	$161,478,174	$200,807,291

OTHER INFORMATION (NOTE 4):
Shares outstanding at the beginning of year	1,308,482	271,146	15,617,735	14,861,052

Shares sold	1,968,501	1,143,853	1,026,720	1,390,281
Shares issued as reinvestment of dividends	230,986	61,824	1,210,094	919,044
Shares redeemed	(174,615)	(168,341)	(2,324,934)	(1,552,642)

Net Increase (decrease)	2,024,872	1,037,336	(88,120)	756,683

Shares outstanding at the end of year	3,333,354	1,308,482	15,529,615	15,617,735

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund		Mid-Term Bond Fund		Bond Fund
2022	2021	2022	2021	2022	2021	2022	2021	2022	2021

$7,204,249	$6,336,806	$5,536,261	$4,497,212	$3,899,030	$(295,996)	$12,546,280	$10,801,409	$38,292,760	$30,896,440

19,347,410	46,560,069	23,705,769	43,362,347	(201)	251	(3,628,211)	5,885,928	(31,728,018)	13,764,131

(93,669,040)	9,143,168	(87,924,840)	12,981,339	6,226	—	(79,715,539)	(34,332,267)	(261,110,491)	(90,223,096)

(67,117,381)	62,040,043	(58,682,810)	60,840,898	3,905,055	(295,745)	(70,797,470)	(17,644,930)	(254,545,749)	(45,562,525)

(45,633,222)	(36,972,663)	(38,916,538)	(39,180,662)	(3,817,537)	—	(12,745,495)	(16,840,881)	(41,632,736)	(44,496,157)

(45,633,222)	(36,972,663)	(38,916,538)	(39,180,662)	(3,817,537)	—	(12,745,495)	(16,840,881)	(41,632,736)	(44,496,157)

14,870,396	18,844,093	12,733,404	21,119,419	242,716,572	115,507,732	199,677,516	183,293,118	383,689,912	488,695,431
45,633,214	36,972,663	38,916,528	39,180,662	3,817,303	—	12,745,465	16,840,881	41,623,794	44,486,141
(42,068,962)	(37,399,631)	(31,720,638)	(28,737,119)	(84,949,245)	(64,362,964)	(116,023,185)	(129,344,184)	(336,827,436)	(267,793,837)

18,434,648	18,417,125	19,929,294	31,562,962	161,584,630	51,144,768	96,399,796	70,789,815	88,486,270	265,387,735

(94,315,955)	43,484,505	(77,670,054)	53,223,198	161,672,148	50,849,023	12,856,831	36,304,004	(207,692,215)	175,329,053
487,224,569	443,740,064	390,377,357	337,154,159	173,204,767	122,355,744	865,545,776	829,241,772	2,048,758,850	1,873,429,797

$392,908,614	$487,224,569	$312,707,303	$390,377,357	$334,876,915	$173,204,767	$878,402,607	$865,545,776	$1,841,066,635	$2,048,758,850

30,481,824	29,300,241	21,851,624	20,068,269	14,644,716	10,323,603	83,549,456	76,820,349	143,116,787	124,823,606

1,064,442	1,168,456	838,326	1,143,715	20,512,662	9,757,870	20,305,324	17,349,137	29,886,668	33,602,801
3,689,435	2,321,482	2,873,739	2,200,396	322,789	—	1,317,723	1,605,385	3,256,301	3,071,975
(3,017,952)	(2,308,355)	(2,057,533)	(1,560,756)	(7,180,518)	(5,436,757)	(12,030,227)	(12,225,415)	(25,533,069)	(18,381,595)

1,735,925	1,181,583	1,654,532	1,783,355	13,654,933	4,321,113	9,592,820	6,729,107	7,609,900	18,293,181

32,217,749	30,481,824	23,506,156	21,851,624	28,299,649	14,644,716	93,142,276	83,549,456	150,726,687	143,116,787

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the five years ended December 31, 2022 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund
	Years Ended December 31,
	2022	2021	2020(e)	2019(e)	2018(e)

Net Asset Value, Beginning of Year	$62.41	$51.15	$47.89	$37.75	$41.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.79	0.73	0.92	0.81	0.74
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(12.20)	13.70	7.52	10.88	(2.41)

Total From Investment Operations	(11.41)	14.43	8.44	11.69	(1.67)

Less Distributions
From Net Investment Income	(0.78)	(0.70)	(1.68)	(0.74)	(0.67)
From Net Realized Gains	(1.40)	(2.47)	(3.50)	(0.81)	(0.95)

Total Distributions	(2.18)	(3.17)	(5.18)	(1.55)	(1.62)

Net Asset Value, End of Year	$48.82	$62.41	$51.15	$47.89	$37.75

Total Return (%)(h)	(18.24)	28.50	18.20	31.31	(4.56)
Net Assets, End of Year ($ millions)	4,330	4,992	3,714	3,478	2,629
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.51	1.27	1.72	1.90	1.83
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.14	0.13	0.15	0.13	0.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	0.13	0.15	0.13	0.13
Portfolio Turnover Rate (%)(a)	3.14	7.01	5.77	3.01	3.48

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(f)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(i)	International Fund excludes the expenses of its ETF investments.

(j)	Amount is less than $0.00005 per share.

(k)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(l)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

All America Fund					Small Cap Value Fund
Years Ended December 31,					Years Ended December 31,
2022	2021	2020(e)	2019(e)	2018(e)	2022	2021	2020(e)	2019(e)	2018(e)

$27.73	$24.18	$24.24	$20.50	$23.83	$16.52	$13.45	$15.11	$13.58	$17.35

0.25	0.25	0.34	0.35	0.32	0.19	0.17	0.23	0.23	0.18

(5.21)	6.18	3.31	5.31	(2.04)	(1.83)	4.12	(1.03)	2.30	(2.42)

(4.96)	6.43	3.65	5.66	(1.72)	(1.64)	4.29	(0.80)	2.53	(2.24)

(0.25)	(0.20)	(0.63)	(0.30)	(0.31)	(0.18)	(0.09)	(0.41)	(0.13)	(0.25)
(2.76)	(2.68)	(3.08)	(1.62)	(1.30)	(1.26)	(1.13)	(0.45)	(0.87)	(1.28)

(3.01)	(2.88)	(3.71)	(1.92)	(1.61)	(1.44)	(1.22)	(0.86)	(1.00)	(1.53)

$19.76	$27.73	$24.18	$24.24	$20.50	$13.44	$16.52	$13.45	$15.11	$13.58

(17.70)	27.07	16.78	28.36	(8.27)	(9.82)	32.29	(4.01)	19.10	(14.57)
281	374	320	312	268	413	580	472	518	428
1.07	0.90	1.33	1.43	1.26	1.15	1.03	1.90	1.68	1.10
0.54	0.49	0.52	0.49	0.52	0.82	0.80	0.82	0.81	0.81
0.54	0.49	0.52	0.49	0.52	0.82	0.80	0.82	0.81	0.81
19.24	19.84	24.07	26.06	17.60	8.40	33.93	42.64	43.17	29.58

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund

	Years Ended December 31,
	2022	2021	2020(e)	2019(e)	2018(e)

Net Asset Value, Beginning of Year	$16.22	$17.53	$14.63	$12.62	$15.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.01)	(0.03)	(0.02)	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(4.60)	1.74	6.01	3.24	(1.72)

Total From Investment Operations	(4.61)	1.71	5.99	3.26	(1.70)

Less Distributions
From Net Investment Income	—	(0.01)	(0.06)	(0.01)	— (g)
From Net Realized Gains	(0.60)	(3.01)	(3.03)	(1.24)	(1.12)
Return of Capital	—	—	—	—	—

Total Distributions	(0.60)	(3.02)	(3.09)	(1.25)	(1.12)

Net Asset Value, End of Year	$11.01	$16.22	$17.53	$14.63	$12.62

Total Return (%)(h)	(28.37)	10.38	43.31	26.59	(12.53)
Net Assets, End of Year ($ millions)	432	673	667	609	483
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05)	(0.24)	(0.17)	0.17	0.13
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.83	0.80	0.81	0.81	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.83	0.80	0.81	0.81	0.81
Portfolio Turnover Rate (%)(a)	61.61	45.18	70.58	56.25	60.57

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(f)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(i)	International Fund excludes the expenses of its ETF investments.

(j)	Amount is less than $0.00005 per share.

(k)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(l)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Small Cap Equity Index Fund						Mid Cap Value Fund					Mid-Cap Equity Index Fund
Years Ended December 31,				Period Ended December 31, 2018(e)(f)		Years Ended December 31,					Years Ended December 31,
2022	2021	2020(e)	2019(e)			2022	2021	2020(e)	2019(e)	2018(e)	2022	2021	2020(e)	2019(e)	2018(e)

$11.59	$10.74	$9.93	$8.28	$10.00		$19.21	$15.53	$16.36	$13.39	$17.12	$25.12	$23.07	$22.45	$19.31	$23.42

0.13	0.16	0.07	0.14	0.06		0.23	0.26	0.44	0.29	0.27	0.36	0.33	0.32	0.33	0.34

(2.03)	2.62	0.94	1.72	(1.72)		(2.32)	5.01	(0.14)	3.28	(2.41)	(3.76)	5.21	2.37	4.57	(2.66)

(1.90)	2.78	1.01	1.86	(1.66)		(2.09)	5.27	0.30	3.57	(2.14)	(3.40)	5.54	2.69	4.90	(2.32)

(0.12)	(0.15)	(0.07)	(0.13)	(0.06)		(0.29)	(0.14)	(0.53)	(0.21)	(0.29)	(0.31)	(0.30)	(0.59)	(0.27)	(0.32)
(0.49)	(1.78)	(0.13)	(0.08)	—	(g)	(1.18)	(1.45)	(0.48)	(0.39)	(1.30)	(2.50)	(3.19)	(1.48)	(1.49)	(1.47)
—	—	—	—	—	(g)	—	—	(0.12)	—	—	—	—	—	—	—

(0.61)	(1.93)	(0.20)	(0.21)	(0.06)		(1.47)	(1.59)	(1.13)	(0.60)	(1.59)	(2.81)	(3.49)	(2.07)	(1.76)	(1.79)

$9.08	$11.59	$10.74	$9.93	$8.28		$15.65	$19.21	$15.53	$16.36	$13.39	$18.91	$25.12	$23.07	$22.45	$19.31

(16.31)	26.56	10.62	22.40	(16.54	)(b)	(10.67)	34.35	2.82	27.04	(14.08)	(13.23)	24.56	13.50	26.01	(11.26)
179	143	107	29	17		115	131	90	99	80	1,600	2,118	1,856	1,681	1,281
1.54	1.29	1.51	1.50	1.51	(c)	1.34	1.47	2.96	1.85	1.51	1.58	1.24	1.56	1.67	1.52
0.25	0.25	0.39	0.42	1.61	(c)	0.70	0.65	0.74	0.66	0.65	0.16	0.14	0.15	0.13	0.14
0.14	0.14	0.12	0.14	0.14	(c)	0.70	0.65	0.74	0.66	0.65	0.16	0.14	0.15	0.13	0.14
29.55	69.91	42.67	97.06	81.79		11.44	23.84	23.65	17.65	10.75	19.54	25.62	13.14	14.30	20.26

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Composite Fund
	Years Ended December 31,
	2022	2021	2020(e)	2019(e)	2018(e)

Net Asset Value, Beginning of Year	$21.18	$19.16	$18.68	$16.75	$19.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.35	0.32	0.37	0.39	0.41
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.91)	2.80	1.75	2.78	(0.86)

Total From Investment Operations	(2.56)	3.12	2.12	3.17	(0.45)

Less Distributions
From Net Investment Income	(0.36)	(0.32)	(0.77)	(0.41)	(0.40)
From Net Realized Gains	(0.87)	(0.78)	(0.87)	(0.83)	(1.48)
Return of Capital	—	—	—	—	—

Total Distributions	(1.23)	(1.10)	(1.64)	(1.24)	(1.88)

Net Asset Value, End of Year	$17.39	$21.18	$19.16	$18.68	$16.75

Total Return (%)(h)	(12.02)	16.48	11.77	19.37	(3.20)
Net Assets, End of Year ($ millions)	180	218	191	194	172
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.81	1.53	1.76	2.12	2.16
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(i)	0.54	0.46	0.54	0.50	0.51
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(i)	0.54	0.46	0.54	0.50	0.51
Portfolio Turnover Rate (%)(a)	25.01	23.68	38.58	41.92	37.37

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(f)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(i)	International Fund excludes the expenses of its ETF investments.

(j)	Amount is less than $0.00005 per share.

(k)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(l)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

International Fund					Catholic Values Index Fund				Retirement Income Fund
Years Ended December 31,					Years Ended December 31,		Period Ended December 31,		Years Ended December 31,
2022	2021	2020(e)	2019(e)	2018(e)	2022	2021	2020(k)		2022	2021	2020(e)	2019(e)	2018(e)

$9.26	$9.34	$9.05	$7.66	$9.04	$14.06	$11.17	$10.00		$12.26	$12.09	$12.09	$11.18	$11.67

0.31	0.20	0.14	0.23	0.22	0.15	0.15	0.04		0.17	0.15	0.41	0.18	0.20

(1.44)	0.74	0.56	1.36	(1.40)	(2.98)	3.07	1.17		(1.54)	0.54	0.49	1.14	(0.33)

(1.13)	0.94	0.70	1.59	(1.18)	(2.83)	3.22	1.21		(1.37)	0.69	0.90	1.32	(0.13)

(0.23)	(0.16)	(0.38)	(0.20)	(0.20)	(0.15)	(0.14)	(0.04)		(0.17)	(0.16)	(0.60)	(0.20)	(0.20)
(0.66)	(0.86)	(0.03)	—	— (g)	(0.11)	(0.19)	—	(g)	(0.48)	(0.36)	(0.30)	(0.21)	(0.16)
—	—	— (g)	—	—	—	—	—		—	—	—	—	—

(0.89)	(1.02)	(0.41)	(0.20)	(0.20)	(0.26)	(0.33)	(0.04)		(0.65)	(0.52)	(0.90)	(0.41)	(0.36)

$7.24	$9.26	$9.34	$9.05	$7.66	$10.97	$14.06	$11.17		$10.24	$12.26	$12.09	$12.09	$11.18

(11.09)	10.37	8.19	21.01	(13.36)	(20.10)	28.99	12.12	(b)	(11.12)	5.77	7.59	11.85	(1.21)
1,202	1,203	940	720	509	4	5	3		203	224	193	138	101
4.10	2.05	2.20	3.26	2.75	1.36	1.16	1.57	(c)	1.58	1.22	4.25	1.87	1.82
0.13	0.12	0.13	0.12	0.12	2.53	2.14	2.18	(c)	0.13	0.11	0.11	0.12	0.08
0.13	0.12	0.13	0.12	0.12	0.22	0.22	0.15	(c)	0.13	0.11	0.11	0.12	0.08
18.25	123.53	4.69	3.61	—	13.48	9.54	16.38	(b)	32.16	28.07	23.13	10.49	21.90

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2015 Retirement Fund
	Years Ended December 31,
	2022		2021	2020(e)	2019(e)	2018(e)

Net Asset Value, Beginning of Year	$9.45		$9.90	$10.49	$9.73	$10.67

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.13		0.13	0.39	0.20	0.21
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(1.27)		0.63	0.37	1.27	(0.49)

Total From Investment Operations	(1.14)		0.76	0.76	1.47	(0.28)

Less Distributions
From Net Investment Income	(0.13)		(0.15)	(0.59)	(0.22)	(0.21)
From Net Realized Gains	(0.02)		(1.09)	(0.76)	(0.49)	(0.45)

Total Distributions	(0.15)		(1.24)	(1.35)	(0.71)	(0.66)

Capital Contribution from Adviser	(0.03	)(m)	0.03 (m)	—	—	—

Net Asset Value, End of Year	$8.13		$9.45	$9.90	$10.49	$9.73

Total Return (%)(h)	(12.38)		8.11	7.65	15.34	(3.01)
Net Assets, End of Year ($ millions)	113		141	140	149	138
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.53		1.26	3.63	1.81	1.83
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.16		0.13	0.12	0.11	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.16		0.13	0.12	0.11	0.07
Portfolio Turnover Rate (%)(a)	24.14		24.63	25.28	13.69	14.75

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(f)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(i)	International Fund excludes the expenses of its ETF investments.

(j)	Amount is less than $0.00005 per share.

(k)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(l)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(m)

In 2021, the Fund had accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $410,599 to reflect the estimated lost opportunity cost arising when a portion of the portfolio was uninvested. The 2022 amount disclosed includes adjustments to the prior accrual to record the final settlement amount of the capital contribution accrued as of December 31, 2021.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2020 Retirement Fund					2025 Retirement Fund
Years Ended December 31,					Years Ended December 31,
2022	2021	2020(e)	2019(e)	2018(e)	2022	2021	2020(e)	2019(e)	2018(e)

$12.16	$11.84	$12.42	$11.25	$12.25	$13.97	$13.29	$13.65	$12.02	$13.29

0.18	0.16	0.46	0.22	0.22	0.20	0.18	0.48	0.20	0.21

(1.78)	0.99	0.62	1.71	(0.67)	(2.11)	1.39	0.85	2.15	(0.84)

(1.60)	1.15	1.08	1.93	(0.45)	(1.91)	1.57	1.33	2.35	(0.63)

(0.18)	(0.20)	(0.70)	(0.23)	(0.22)	(0.21)	(0.23)	(0.72)	(0.23)	(0.21)
(0.83)	(0.63)	(0.96)	(0.53)	(0.33)	(0.87)	(0.66)	(0.97)	(0.49)	(0.43)

(1.01)	(0.83)	(1.66)	(0.76)	(0.55)	(1.08)	(0.89)	(1.69)	(0.72)	(0.64)

—	—	—	—	—	—	—	—	—	—

$9.55	$12.16	$11.84	$12.42	$11.25	$10.98	$13.97	$13.29	$13.65	$12.02

(13.06)	9.80	9.11	17.53	(4.04)	(13.56)	11.96	10.26	19.79	(5.22)
504	621	594	608	515	1,057	1,203	1,020	946	710
1.65	1.29	3.66	1.85	1.89	1.69	1.29	3.68	1.81	1.81
0.09	0.08	0.07	0.08	0.07	0.08	0.08	0.07	0.07	0.06
0.09	0.08	0.07	0.08	0.07	0.08	0.08	0.07	0.07	0.06
19.16	22.78	22.40	10.33	10.84	18.16	15.42	16.72	5.08	6.74

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2030 Retirement Fund
	Years Ended December 31,
	2022	2021	2020(e)	2019(e)	2018(e)

Net Asset Value, Beginning of Year	$15.25	$14.08	$14.32	$12.36	$13.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.22	0.19	0.48	0.20	0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.40)	1.94	1.10	2.47	(1.02)

Total From Investment Operations	(2.18)	2.13	1.58	2.67	(0.82)

Less Distributions
From Net Investment Income	(0.22)	(0.26)	(0.73)	(0.22)	(0.20)
From Net Realized Gains	(0.95)	(0.70)	(1.09)	(0.49)	(0.44)

Total Distributions	(1.17)	(0.96)	(1.82)	(0.71)	(0.64)

Net Asset Value, End of Year	$11.90	$15.25	$14.08	$14.32	$12.36

Total Return (%)(h)	(14.14)	15.29	11.67	21.93	(6.49)
Net Assets, End of Year ($ millions)	1,125	1,231	981	854	617
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.67	1.25	3.67	1.71	1.74
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.08	0.08	0.07	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.08	0.08	0.07	0.07	0.07
Portfolio Turnover Rate (%)(a)	15.52	13.45	12.53	4.23	5.01

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(f)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(i)	International Fund excludes the expenses of its ETF investments.

(j)	Amount is less than $0.00005 per share.

(k)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(l)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2035 Retirement Fund					2040 Retirement Fund
Years Ended December 31,					Years Ended December 31,
2022	2021	2020(e)	2019(e)	2018(e)	2022	2021	2020(e)	2019(e)	2018(e)

$16.00	$14.40	$14.59	$12.43	$14.01	$16.15	$14.44	$14.48	$12.23	$13.86

0.23	0.20	0.48	0.19	0.19	0.23	0.20	0.47	0.18	0.18

(2.69)	2.34	1.25	2.70	(1.14)	(2.75)	2.64	1.37	2.74	(1.20)

(2.46)	2.54	1.73	2.89	(0.95)	(2.52)	2.84	1.84	2.92	(1.02)

(0.24)	(0.29)	(0.72)	(0.22)	(0.19)	(0.24)	(0.30)	(0.70)	(0.21)	(0.19)
(1.10)	(0.65)	(1.20)	(0.51)	(0.44)	(1.27)	(0.83)	(1.18)	(0.46)	(0.42)

(1.34)	(0.94)	(1.92)	(0.73)	(0.63)	(1.51)	(1.13)	(1.88)	(0.67)	(0.61)

$12.20	$16.00	$14.40	$14.59	$12.43	$12.12	$16.15	$14.44	$14.48	$12.23

(15.20)	17.84	12.61	23.62	(7.36)	(15.37)	19.89	13.43	24.25	(7.94)
1,023	1,101	846	712	509	848	925	708	587	413
1.70	1.25	3.67	1.64	1.64	1.69	1.22	3.59	1.59	1.60
0.08	0.08	0.07	0.08	0.07	0.08	0.08	0.07	0.08	0.07
0.08	0.08	0.07	0.08	0.07	0.08	0.08	0.07	0.08	0.07
16.15	8.93	11.53	3.33	4.00	10.97	11.55	12.53	2.38	2.65

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2045 Retirement Fund
	Years Ended December 31,
	2022	2021	2020(e)	2019(e)	2018(e)

Net Asset Value, Beginning of Year	$15.97	$14.28	$14.32	$12.14	$13.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.22	0.19	0.45	0.18	0.19
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.75)	2.71	1.34	2.75	(1.25)

Total From Investment Operations	(2.53)	2.90	1.79	2.93	(1.06)

Less Distributions
From Net Investment Income	(0.23)	(0.29)	(0.68)	(0.21)	(0.19)
From Net Realized Gains	(1.32)	(0.92)	(1.15)	(0.54)	(0.48)

Total Distributions	(1.55)	(1.21)	(1.83)	(0.75)	(0.67)

Net Asset Value, End of Year	$11.89	$15.97	$14.28	$14.32	$12.14

Total Return (%)(h)	(15.59)	20.57	13.31	24.54	(8.29)
Net Assets, End of Year ($ millions)	875	957	733	611	438
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.68	1.19	3.54	1.54	1.55
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.08	0.08	0.07	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.08	0.08	0.07	0.08	0.07
Portfolio Turnover Rate (%)(a)	13.09	11.96	10.77	2.56	3.67

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(f)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(i)	International Fund excludes the expenses of its ETF investments.

(j)	Amount is less than $0.00005 per share.

(k)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(l)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

2050 Retirement Fund					2055 Retirement Fund
Years Ended December 31,					Years Ended December 31,
2022	2021	2020(e)	2019(e)	2018(e)	2022	2021	2020(e)	2019(e)	2018(e)

$20.31	$17.92	$17.47	$14.64	$16.59	$15.99	$13.98	$13.31	$11.02	$12.27

0.28	0.24	0.54	0.19	0.20	0.21	0.18	0.38	0.10	0.10

(3.52)	3.45	1.68	3.37	(1.57)	(2.77)	2.74	1.41	2.56	(1.17)

(3.24)	3.69	2.22	3.56	(1.37)	(2.56)	2.92	1.79	2.66	(1.07)

(0.29)	(0.38)	(0.81)	(0.23)	(0.20)	(0.23)	(0.29)	(0.57)	(0.12)	(0.06)
(1.58)	(0.92)	(0.96)	(0.50)	(0.38)	(1.21)	(0.62)	(0.55)	(0.25)	(0.12)

(1.87)	(1.30)	(1.77)	(0.73)	(0.58)	(1.44)	(0.91)	(1.12)	(0.37)	(0.18)

$15.20	$20.31	$17.92	$17.47	$14.64	$11.99	$15.99	$13.98	$13.31	$11.02

(15.66)	20.82	13.39	24.65	(8.74)	(15.77)	21.11	13.93	24.39	(8.88)
665	717	536	425	285	339	330	220	144	70
1.66	1.18	3.56	1.53	1.55	1.64	1.16	3.66	1.58	1.73
0.09	0.08	0.08	0.08	0.07	0.11	0.10	0.11	0.12	0.11
0.09	0.08	0.08	0.08	0.07	0.11	0.10	0.11	0.12	0.05
12.91	11.57	9.80	2.11	2.26	12.88	10.49	7.28	0.57	3.42

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2060 Retirement Fund						2065 Retirement Fund
	Years Ended December 31,				Period Ended December 31, 2018(e)(f)		Years Ended December 31,		Period Ended December 31, 2020(e)(l)
	2022	2021	2020(e)	2019(e)			2022	2021

Net Asset Value, Beginning of Year	$13.58	$11.87	$11.12	$8.95	$10.00		$13.20	$11.45	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.18	0.16	0.28	0.08	0.02		0.18	0.16	0.22
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(2.34)	2.38	1.25	2.11	(1.07)		(2.26)	2.31	1.59

Total From Investment Operations	(2.16)	2.54	1.53	2.19	(1.05)		(2.08)	2.47	1.81

Less Distributions
From Net Investment Income	(0.19)	(0.26)	(0.42)	(0.01)	—		(0.19)	(0.26)	(0.24)
From Net Realized Gains	(1.05)	(0.57)	(0.36)	(0.01)	—		(0.68)	(0.46)	(0.12)

Total Distributions	(1.24)	(0.83)	(0.78)	(0.02)	—		(0.87)	(0.72)	(0.36)

Net Asset Value, End of Year	$10.18	$13.58	$11.87	$11.12	$8.95		$10.25	$13.20	$11.45

Total Return (%)(h)	(15.72)	21.60	14.08	24.53	(10.54	)(b)	(15.54)	21.73	18.16	(b)
Net Assets, End of Year ($ millions)	155	130	72	30	4		34	17	3
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.62	1.25	4.14	1.95	0.74	(b)	1.88	1.44	3.40	(b)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.17	0.16	0.22	0.51	1.54	(c)	0.63	1.15	4.61	(c)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.17	0.05	0.05	0.05	0.05	(c)	0.05	0.05	0.05	(c)
Portfolio Turnover Rate (%)(a)	12.95	14.26	6.70	1.73	6.10	(b)	16.45	28.10	10.76	(b)

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(f)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(i)	International Fund excludes the expenses of its ETF investments.

(j)	Amount is less than $0.00005 per share.

(k)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(l)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Conservative Allocation Fund					Moderate Allocation Fund					Aggressive Allocation Fund
Years Ended December 31,					Years Ended December 31,					Years Ended December 31,
2022	2021	2020(e)	2019(e)	2018(e)	2022	2021	2020(e)	2019(e)	2018(e)	2022	2021	2020(e)	2019(e)	2018(e)

$12.86	$12.67	$12.71	$11.65	$12.69	$15.98	$15.14	$15.51	$13.85	$15.55	$17.86	$16.80	$17.36	$15.30	$17.72

0.19	0.18	0.48	0.24	0.27	0.24	0.22	0.58	0.29	0.31	0.26	0.23	0.59	0.29	0.31
(1.80)	0.80	0.67	1.38	(0.49)	(2.49)	1.90	1.13	2.32	(0.90)	(3.02)	2.78	1.60	3.10	(1.41)

(1.61)	0.98	1.15	1.62	(0.22)	(2.25)	2.12	1.71	2.61	(0.59)	(2.76)	3.01	2.19	3.39	(1.10)

(0.19)	(0.20)	(0.74)	(0.26)	(0.27)	(0.24)	(0.28)	(0.89)	(0.31)	(0.30)	(0.27)	(0.35)	(0.92)	(0.33)	(0.31)
(0.66)	(0.59)	(0.45)	(0.30)	(0.55)	(1.29)	(1.00)	(1.19)	(0.64)	(0.81)	(1.53)	(1.60)	(1.83)	(1.00)	(1.01)

(0.85)	(0.79)	(1.19)	(0.56)	(0.82)	(1.53)	(1.28)	(2.08)	(0.95)	(1.11)	(1.80)	(1.95)	(2.75)	(1.33)	(1.32)

$10.40	$12.86	$12.67	$12.71	$11.65	$12.20	$15.98	$15.14	$15.51	$13.85	$13.30	$17.86	$16.80	$17.36	$15.30

(12.44)	7.82	9.32	13.99	(2.04)	(13.91)	14.19	11.67	19.15	(4.41)	(15.24)	18.21	13.72	22.74	(7.13)
161	201	188	178	150	393	487	444	433	371	313	390	337	320	271
1.63	1.36	3.81	2.07	2.11	1.71	1.34	3.69	1.91	1.95	1.66	1.22	3.50	1.69	1.74
0.08	0.06	0.06	0.05	0.02	0.04	0.03	0.03	0.03	0.02	0.05	0.04	0.04	0.04	0.02
0.08	0.06	0.06	0.05	0.02	0.04	0.03	0.03	0.03	0.02	0.05	0.04	0.04	0.04	0.02
10.16	16.91	10.07	9.54	11.70	8.74	14.83	10.69	8.40	9.50	9.54	13.06	10.23	9.06	9.13

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund
	Years Ended December 31,
	2022	2021	2020(e)	2019(e)	2018(e)

Net Asset Value, Beginning of Year	$11.827	$11.852	$12.315	$12.2150	$12.0402

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.157	(0.020)	0.185	0.3293	0.0810
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.003	(0.005)	(0.148)	(0.0838)	0.1242

Total From Investment Operations	0.160	(0.025)	0.037	0.2455	0.2052

Less Distributions
From Net Investment Income	(0.154)	—	(0.499)	(0.1457)	(0.0304)
From Net Realized Gains	—	—	(0.001)	— (j)	—
Return of Capital	—	—	— (m)	—	—

Total Distributions	(0.154)	—	(0.500)	(0.1457)	(0.0304)

Net Asset Value, End of Year	$11.833	$11.827	$11.852	$12.3148	$12.2150

Total Return (%)(h)	1.31	(0.17)	0.28	2.01	1.71
Net Assets, End of Year ($ millions)	335	173	122	154	210
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.71	(0.20)	0.40	2.02	1.82
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.24	0.26	0.27	0.24	0.20
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.24	0.26	0.27	0.24	0.20
Portfolio Turnover Rate (%)(a)	NA	NA	NA	NA	NA

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the Mutual of America Investment Corporation Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis (Note 4).

(f)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(g)	Amount is less than $0.005 per share.

(h)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(i)	International Fund excludes the expenses of its ETF investments.

(j)	Amount is less than $0.00005 per share.

(k)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(l)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.
(m)	Amount is less than $0.0005 per share.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

Mid-Term Bond Fund					Bond Fund
Years Ended December 31,					Years Ended December 31,
2022	2021	2020(e)	2019(e)	2018(e)	2022	2021	2020(e)	2019(e)	2018(e)

$10.36	$10.79	$10.63	$10.24	$10.41	$14.32	$15.01	$14.77	$14.07	$14.43

0.14	0.14	0.15	0.21	0.23	0.27	0.23	0.28	0.35	0.38
(0.93)	(0.36)	0.39	0.41	(0.18)	(2.09)	(0.60)	0.67	0.72	(0.36)

(0.79)	(0.22)	0.54	0.62	0.05	(1.82)	(0.37)	0.95	1.07	0.02

(0.14)	(0.14)	(0.38)	(0.23)	(0.22)	(0.29)	(0.27)	(0.70)	(0.37)	(0.38)
— (g)	(0.07)	— (g)	—	— (g)	—	(0.05)	(0.01)	—	—
—	—	—	—	—	—	—	— (g)	—	—

(0.14)	(0.21)	(0.38)	(0.23)	(0.22)	(0.29)	(0.32)	(0.71)	(0.37)	(0.38)

$9.43	$10.36	$10.79	$10.63	$10.24	$12.21	$14.32	$15.01	$14.77	$14.07

(7.66)	(2.02)	5.05	6.04	0.57	(12.79)	(2.45)	6.40	7.65	0.17
878	866	829	672	587	1,841	2,049	1,873	1,574	1,346
1.42	1.32	1.79	2.26	2.44	2.07	1.56	2.03	2.70	2.93
0.45	0.44	0.46	0.45	0.45	0.43	0.43	0.45	0.44	0.45
0.45	0.44	0.46	0.45	0.45	0.43	0.43	0.45	0.44	0.45
21.07	17.57	10.72	19.47	20.12	33.44	31.53	28.98	13.36	10.71

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares to institutions, individual investors, certain financial intermediaries and separate accounts of both affiliated and non-affiliated insurance companies. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At December 31, 2022, there were 28 active funds (collectively, “the Funds”): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, Composite Fund, International Fund, Catholic Values Index Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund, 2060 Retirement Fund and 2065 Retirement Fund, (collectively, “Retirement Funds”); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, “Allocation Funds”). The Small Cap Equity Index Fund and the 2060 Retirement Fund commenced operations on July 2, 2018. The 2065 Retirement Fund commenced operations on August 3, 2020. The Catholic Values Index Fund commenced operations on September 30, 2020

Investment Company shares are issued to Mutual of America Life Insurance Company (“Mutual of America Life”) and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. Shares are also issued to retail investors and to institutional investors, such as endowments, foundations, corporations, municipalities and other public entities, and trusts. In addition, shares of select equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Funds and Allocation Funds. Mutual of America Securities LLC, a wholly owned subsidiary of Mutual of America Life, acts as principal underwriter for the distribution of the Funds’ shares.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December 31, 2022, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of four securities in the, Small Cap Equity Index and Catholic Values Index Funds (see Note a below) which were considered Level 3 and securities listed on foreign exchanges which were considered Level 2. In

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of December 31, 2022. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Bond Fund (see Note a below) which was considered Level 3. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2022:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:*
Equity Index Fund
Common Stock-Indexed	$4,266,246,321	—	—		$4,266,246,321
Short-Term Debt Securities	—	$47,195,015	—		$47,195,015
Temporary Cash Investment	—	$2,110,236	—		$2,110,236

	$4,266,246,321	$49,305,251	—		$4,315,551,572
All America Fund
Common Stock	$275,422,995	—	—		$275,422,995
Short-Term Debt Securities	—	$598,942	—		$598,942
Temporary Cash Investment	—	$4,646,199	—		$4,646,199

	$275,422,995	$5,245,141	—		$280,668,136
Small Cap Value Fund
Common Stock	$399,928,202	—	—		$399,928,202
Short-Term Debt Securities	—	$10,876,074	—		$10,876,074
Temporary Cash Investment	—	$1,863,888	—		$1,863,888

	$399,928,202	$12,739,962	—		$412,668,164
Small Cap Growth Fund
Common Stock	$423,034,022	—	—		$423,034,022
Short-Term Debt Securities	—	$8,680,483	—		$8,680,483
Temporary Cash Investment	—	$518,061	—		$518,061

	$423,034,022	$9,198,544	—		$432,232,566
Small Cap Equity Index Fund
Common Stock-Indexed	$177,767,162	—	—	(a)	$177,767,162
Temporary Cash Investment	—	$290,980	—		$290,980

	$177,767,162	$290,980	—		$178,058,142
Mid Cap Value Fund
Common Stock	$112,226,266	—	—		$112,226,266
Short-Term Debt Securities	—	$1,499,575	—		$1,499,575
Temporary Cash Investment	—	$1,006,299	—		$1,006,299

	$112,226,266	$2,505,874	—		$114,732,140
Mid-Cap Equity Index Fund
Common Stock-Indexed	$1,578,939,647	—	—		$1,578,939,647
Short-Term Debt Securities	—	$15,429,165	—		$15,429,165
Temporary Cash Investment	—	$1,164,345	—		$1,164,345

	$1,578,939,647	$16,593,510	—		$1,595,533,157
Composite Fund
Common Stock	$105,864,750	—	—		$105,864,750
U.S. Government Debt	—	$28,591,969	—		$28,591,969
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$21,008,799	—		$21,008,799

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 —Quoted Prices	Level 2 —Significant Observable Inputs	Level 3 —Significant Unobservable Inputs		Total
Long-Term Corporate Debt	—	$13,248,170	—		$13,248,170
Short-Term Debt Securities	—	$8,931,086	—		$8,931,086
Temporary Cash Investment	—	$1,774,279	—		$1,774,279

	$105,864,750	$73,554,303	—		$179,419,053
International Fund
Common Stock	$77,882,139	$1,006,833,769	—		$1,084,715,908
Short-Term Debt Securities	—	$2,992,349	—		$2,992,349
Temporary Cash Investment	—	$108,067,770	—		$108,067,770

	$77,882,139	$1,117,893,888	—		$1,195,776,027
Catholic Values Index Fund
Common Stock-Indexed	$4,396,189	—	—	(a)	$4,396,189
Retirement Income Fund
Common Stock	$203,125,616	—	—		$203,125,616
2015 Retirement Fund
Common Stock	$112,606,165	—	—		$112,606,165
2020 Retirement Fund
Common Stock	$503,644,127	—	—		$503,644,127
2025 Retirement Fund
Common Stock	$1,056,746,504	—	—		$1,056,746,504
2030 Retirement Fund
Common Stock	$1,125,131,244	—	—		$1,125,131,244
2035 Retirement Fund
Common Stock	$1,023,512,212	—	—		$1,023,512,212
2040 Retirement Fund
Common Stock	$847,598,917	—	—		$847,598,917
2045 Retirement Fund
Common Stock	$874,885,679	—	—		$874,885,679
2050 Retirement Fund
Common Stock	$664,771,472	—	—		$664,771,472
2055 Retirement Fund
Common Stock	$339,084,055	—	—		$339,084,055
2060 Retirement Fund
Common Stock	$154,743,293	—	—		$154,743,293
2065 Retirement Fund
Common Stock	$34,154,672	—	—		$34,154,672
Conservative Allocation Fund
Common Stock	$161,480,210	—	—		$161,480,210
Moderate Allocation Fund
Common Stock	$392,913,333	—	—		$392,913,333
Aggressive Allocation Fund
Common Stock	$312,713,276	—	—		$312,713,276
Money Market Fund
U.S. Government Debt	—	$138,381,420	—		$138,381,420
U.S. Government Agency Short Term Debt	—	$99,097,502	—		$99,097,502
Commercial Paper	—	$97,092,239	—		$97,092,239
Temporary Cash Investment	—	$93,891	—		$93,891

	—	$334,665,052	—		$334,665,052
Mid-Term Bond Fund
U.S. Government Debt	—	$664,346,464	—		$664,346,464
Long-Term Corporate Debt	—	$205,713,467	—		$205,713,467
Temporary Cash Investment	—	$346,088	—		$346,088

	—	$870,406,019	—		$870,406,019

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 —Quoted Prices	Level 2 —Significant Observable Inputs	Level 3 —Significant Unobservable Inputs		Total
Bond Fund
U.S. Government Debt	—	$800,048,877	—		$800,048,877
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$605,249,415	—		$605,249,415
Long-Term Corporate Debt	—	$372,030,493	—		$372,030,493
Sovereign Debt	—	—	$1,825,522	(a)	$1,825,522
Short-Term Debt Securities	—	$45,634,805	—		$45,634,805
Temporary Cash Investment	—	$1,418,350	—		$1,418,350

	—	$1,824,381,940	$1,825,522		$1,826,207,462

Other Financial Instruments:**

Equity Index Fund	$(2,605,035)	—	—		$(2,605,035)
All America Fund	$(135,033)	—	—		$(135,033)
Mid-Cap Equity Index Fund	$(340,240)	—	—		$(340,240)
International Fund	$(1,156,760)	—	—		$(1,156,760)

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
**	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2022
	Balance December 31, 2021(a)		Change in Unrealized Gains (Losses)	Change in Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance December 31, 2022(a)		Net Change in Unrealized Gains/ (Losses) of Level 3 Assets Held as of December 31 2022
All America Fund — Common Stock	$5,463(b	)	$(5,462)	$12,415	—	—	—	—	$(12,416)	—		—
Small Cap Growth Fund —Common Stock	$91,218(c	)	$(91,208)	$207,304	—	—	—	—	$(207,314)	—		—
Small Cap Equity Index Fund — Common Stock	—(d	)	—	—	—	—	—	—	—	—(d	),(e)	—
Bond Fund — Common Stock	$1,717,923(f	)	$2,706,345	$348,612	—	—	—	—	$(4,772,880)	—		—
Bond Fund — Sovereign Debt	$2,301,760(g	)	$(160,019)	—	$(82,002)	—	—	—	$(234,217)	$1,825,522(g	)	$(160,019)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2022
	Balance December 31, 2021(a)		Change in Unrealized Gains (Losses)	Change in Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance December 31, 2022(a)		Net Change in Unrealized Gains/ (Losses) of Level 3 Assets Held as of December 31 2022
Catholic Values Index Fund — Common Stock	—		—	—	—	—	—	—	—	—(h	)	—
Mid-Term Bond Fund — Common Stock	$815,096(i	)	$1,284,234	$165,240	—	—	—	—	$(2,264,570)	—		—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust and Alder Biopharmaceuticals, Inc. — contingent value rights with change in unrealized loss of $5,462, change in realized gain of $12,415 and sales of $12,416.

(c)

Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with and Alder Biopharmaceuticals, Inc. — contingent value rights with change in unrealized loss of $91,208, change in realized gain of $207,304 and sales of $207,314.

(d)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. — contingent value rights with $0 fair value.
(e)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 — common stocks with $0 fair value.
(f)	Level 3 security, Superior Energy Svcs., — common stock, with change in unrealized gain of $2,706,345, realized gain of $348,612 and sales of $4,772,880.
(g)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(160,019), accrued premiums of $(82,002), sales of $(234,217) and $1,825,522 fair value.
(h)	Level 3 security, Contra ABIOMED, Inc. — contingent value rights with $0 fair value.
(i)	Level 3 security, Superior Energy Svcs., — common stock, with change in unrealized gain of $1,284,234, realized gain of $165,240 and sales of $2,264,570.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when there is no possibility to purchase or redeem shares of the Funds. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. Effective September 8, 2022, the Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value. The Advisor’s valuation for fixed income securities that are considered Level 3 is primarily based on information regarding similar publicly traded fixed income securities taking into account coupon rate, maturity, quality and the existence of government guarantees.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of December 31, 2022 and for the year ended December 31, 2022:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund	International Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(2,605,035)	$(135,033)	$(340,240)	$(1,156,760)

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund	International Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(8,337,368)	$(218,383)	$(3,779,389)	$(3,926,166)

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(4,078,255)	$(212,298)	$(1,660,758)	$(1,563,650)

During the year ended December 31, 2022, the Equity Index Fund, All America Fund, Mid-Cap Equity Index Fund and International Fund held futures contracts with average notional amounts of $65,730,282, $2,795,754, $27,656,501 and $30,470,102, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund’s time horizon.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of December 31, 2022, the Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Funds*	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	5%	35%	30%	5%
2015 Retirement Fund	23%	5%	—	5%	35%	27%	5%
2020 Retirement Fund	25%	7%	2%	7%	35%	19%	5%
2025 Retirement Fund	30%	8%	3%	10%	32%	14%	3%
2030 Retirement Fund	35%	10%	4%	12%	26%	10%	3%
2035 Retirement Fund	40%	13%	5%	15%	20%	4%	3%
2040 Retirement Fund	44%	14%	6%	18%	16%	—	2%
2045 Retirement Fund	47%	14%	7%	19%	11%	—	2%
2050 Retirement Fund	48%	14%	8%	20%	8%	—	2%
2055 Retirement Fund	47%	15%	9%	21%	7%	—	1%
2060 Retirement Fund	47%	15%	10%	22%	5%	—	1%
2065 Retirement Fund	48%	15%	10%	22%	4%	—	1%

*	May include the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds

Generally, rebalancing of the Retirement Funds’ holdings is performed on a periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Funds’ holdings is performed on a periodic basis.

Change in Target Investments — During the year, the Retirement Funds listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund		Small Cap Funds*		International Fund		Bond Fund		Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	—	—		—		5%		—		5%	(10%	)
2015 Retirement Fund	1%	(1%	)	—		—		(2%	)	7%	(5%	)
2020 Retirement Fund	2%	(1%	)	(2%	)	(1%	)	(2%	)	4%	—
2025 Retirement Fund	3%	(4%	)	(1%	)	—		—		4%	(2%	)
2030 Retirement Fund	2%	(5%	)	(1%	)	—		1%		5%	(2%	)
2035 Retirement Fund	3%	(3%	)	(2%	)	—		(5%	)	4%	3%
2040 Retirement Fund	3%	(3%	)	(2%	)	1%		(1%	)	—	2%
2045 Retirement Fund	5%	(3%	)	(2%	)	1%		(3%	)	—	2%
2050 Retirement Fund	7%	(4%	)	(2%	)	1%		(4%	)	—	2%
2055 Retirement Fund	7%	(4%	)	(2%	)	1%		(3%	)	—	1%
2060 Retirement Fund	8%	(5%	)	(2%	)	1%		(3%	)	—	1%
2065 Retirement Fund	10%	(6%	)	(3%	)	—		(2%	)	—	1%

*	May include the Small Cap Growth, Small Cap Value and Small Cap Equity Index Funds

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Change in International Fund Investments — unaudited. — Previously, the International Fund was invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund had also invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries. Commencing in December 2021, the Fund began investing directly in the stocks of companies represented in the MSCI EAFE® Index, except to the extent that it is permissible to invest in exchange traded funds within the general limitations of the Investment Company Act of 1940.

Foreign Investment Risk — unaudited. — Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These amounts are included in Interest and dividends receivable on the Statements of Assets and Liabilities and in Dividends on the Statements of Operations.

Foreign Currency Translations — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized gain (loss) on foreign currency translations and change in net unrealized appreciation (depreciation) of foreign currency translations within the Statement of Operations.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds’ net asset values) are made within the funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2022, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Generally, the statute of limitations is open for 3 years after the tax returns are filed. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of December 31, 2022, the following Funds had capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2021.

	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Capital loss carry-forward — (short-term)	$(40,448,505)	$(6,664)	$(426,794)	$(12,611,506)
Capital loss carry-forward — (long-term)	$(5,277,191)	$(2)	$(1,292,788)	$(18,704,861)

The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid-Cap Equity Index, Small Cap Equity Index, International Funds	.075%
Catholic Values Index and Money Market Funds	.15%
Bond Fund	.39%
All America, Composite, Mid-Term Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Funds indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest. Certain non-advisory operating expenses that can be attributed only to the Retirement and Allocation Funds are charged directly to those Funds.

Effective January 1, 2015, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This agreement remains in effect through April 30, 2023 and continues into successive 12 month periods ending April 30 unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

Effective July 2, 2018, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the non-advisory operating expenses of the Small Cap Equity Index Fund to the extent that such operating expenses exceed 0.07% of net assets. This agreement remains in effect through April 30, 2023 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

Effective September 30, 2020, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the non-advisory operating expenses of the Catholic Values Index Fund to the extent that such operating expenses exceed 0.07% of net assets. This agreement remains in effect through April 30, 2023 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

2.	EXPENSES (CONTINUED)

During the year, certain non-advisory operating expenses not included in the Investment Advisory Agreement that are provided to the Funds by the Adviser, totaling $2.8 million, were allocated to the Funds by the Adviser or an affiliate of the Adviser. Amounts by Fund are listed below.

Equity Index Fund	$1,040,111
All America Fund	157,811
Small Cap Value Fund	153,926
Small Cap Growth Fund	176,558
Small Cap Equity Index Fund	35,291
Mid Cap Value Fund	60,455
Mid-Cap Equity Index Fund	459,210
Composite Fund	95,645
International Fund	104,951
Catholic Values Index Fund	1,391
Retirement Income Fund	146
2015 Retirement Fund	137
2020 Retirement Fund	569
2025 Retirement Fund	442
2030 Retirement Fund	278
2035 Retirement Fund	120
2040 Retirement Fund	42
2045 Retirement Fund	53
2050 Retirement Fund	—
2055 Retirement Fund	—
2060 Retirement Fund	—
2065 Retirement Fund	—
Conservative Allocation Fund	115
Moderate Allocation Fund	244
Aggressive Allocation Fund	138
Money Market Fund	48,420
Mid-Term Bond Fund	146,896
Bond Fund	317,091

$2,800,040

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended December 31, 2022, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Cost of investment purchases	$469,929,010	$59,050,848	$40,917,046	$306,876,372	$113,254,607

Proceeds from sales of investments	$138,033,440	$79,339,764	$125,387,352	$338,340,449	$45,254,522

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Cost of investment purchases	$19,346,187	$337,546,444	$45,539,286	$313,586,002	$1,441,016

Proceeds from sales of investments	$13,857,896	$491,377,030	$53,725,560	$202,668,965	$580,013

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS (CONTINUED)

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Cost of investment purchases	$77,755,849	$29,999,749	$103,826,232	$263,636,683	$304,064,446

Proceeds from sales of investments	$67,153,096	$36,745,077	$120,935,574	$197,842,833	$175,737,830

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Cost of investment purchases	$317,645,996	$212,428,184	$241,006,836	$190,736,194	$126,547,145

Proceeds from sales of investments	$164,169,803	$92,705,771	$114,492,952	$85,096,798	$41,000,380

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$74,093,740	$26,169,207	$18,000,396	$37,053,278	$35,532,560

Proceeds from sales of investments	$17,596,592	$3,920,060	$26,655,570	$42,302,667	$31,990,562

	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$277,143,442	$656,944,747

Proceeds from sales of investments	$184,699,133	$614,541,421

The cost of short-term security purchases for the Money Market Fund for the year ended December 31, 2022, was $3,389,245,480; proceeds from sales for the year were $3,232,190,025.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at December 31, 2022 for each of the Funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Unrealized Appreciation	$1,776,408,842	$75,238,342	$86,828,642	$46,224,754	$18,026,298
Unrealized Depreciation	$(178,257,579)	$(20,034,522)	$(49,727,704)	$(54,438,558)	$(26,502,191)

Net	$1,598,151,263	$55,203,820	$37,100,938	$(8,213,804)	$(8,475,893)

Tax Cost of Investments	$2,717,400,309	$225,599,349	$375,567,226	$440,446,370	$186,534,035

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Unrealized Appreciation	$28,888,907	$307,260,033	$38,158,385	$72,094,881	$582,275
Unrealized Depreciation	$(9,383,298)	$(154,329,952)	$(11,436,657)	$(191,803,046)	$(424,338)

Net	$19,505,609	$152,930,081	$26,721,728	$(119,708,165)	$157,937

Tax Cost of Investments	$95,226,531	$1,442,603,076	$152,697,325	$1,315,484,192	$4,238,252

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Unrealized Appreciation	$2,144,671	$1,760	$6,596,923	$14,803,164	$26,065,188
Unrealized Depreciation	$(28,509,461)	$(14,037,652)	$(62,655,211)	$(117,820,159)	$(109,870,578)

Net	$(26,364,790)	$(14,035,892)	$(56,058,288)	$(103,016,995)	$(83,805,390)

Tax Cost of Investments	$229,490,406	$126,642,057	$559,702,415	$1,159,763,499	$1,208,936,634

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS (CONTINUED)

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Unrealized Appreciation	$22,932,665	$16,128,870	$16,464,971	$4,643,388	$—
Unrealized Depreciation	$(98,428,241)	$(76,538,782)	$(77,100,673)	$(58,132,020)	$(38,665,738)

Net	$(75,495,576)	$(60,409,912)	$(60,635,702)	$(53,488,632)	$(38,665,738)

Tax Cost of Investments	$1,099,007,788	$908,008,829	$935,521,381	$718,260,104	$377,749,793

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$302	$—	$1,402,047	$18,661,653	$19,376,925
Unrealized Depreciation	$(21,504,281)	$(5,349,557)	$(20,304,475)	$(40,111,267)	$(33,411,165)

Net	$(21,503,979)	$(5,349,557)	$(18,902,428)	$(21,449,614)	$(14,034,240)

Tax Cost of Investments	$176,247,272	$39,504,229	$180,382,638	$414,362,947	$326,747,516

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$6,226	$219,182	$1,410,032
Unrealized Depreciation	$—	$(83,233,472)	$(248,576,909)

Net	$6,226	$(83,014,290)	$(247,166,877)

Tax Cost of Investments	$334,658,826	$953,420,309	$2,073,374,339

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

Investments in affiliated investment companies during the year ended December 31, 2022 were as follows:

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2022	Dividends	Realized Gain, Distributions
Retirement Income Fund
Bond Fund	$67,233,587	$27,897,648	$(2,553,790)	$(7,329,825)	$(19,663,837)	$65,583,783	$1,459,380	$—
Equity Index Fund	51,649,348	14,774,583	2,769,277	(13,850,902)	(13,573,618)	41,768,688	645,661	1,160,368
International Fund	—	8,079,552	(160,299)	(665,388)	(1,278,991)	5,974,874	163,262	489,991
Mid-Cap Equity Index Fund	13,922,598	4,369,773	26,687	(3,192,421)	(4,768,403)	10,358,234	152,342	1,226,250
Mid-Term Bond Fund	63,101,442	19,340,551	(808,431)	(5,458,628)	(10,121,016)	66,053,918	949,201	9,145
Money Market Fund	27,852,524	3,293,742	(353,127)	340,211	(17,747,231)	13,386,119	172,801	–

Total	$223,759,499	$77,755,849	$(1,079,683)	$(30,156,953)	$(67,153,096)	$203,125,616	$3,542,647	$2,885,754

2015 Retirement Fund
Bond Fund	$44,868,290	$10,689,632	$(1,316,049)	$(4,856,802)	$(14,349,072)	$35,035,999	$857,271	$—
Equity Index Fund	35,336,648	6,263,894	3,798,321	(11,261,227)	(8,548,462)	25,589,174	413,599	732,675
International Fund	7,056,427	1,125,468	9,650	(1,457,823)	(1,000,583)	5,733,139	169,290	489,041
Mid-Cap Equity Index Fund	11,163,777	1,410,650	(106,804)	(2,216,322)	(3,557,932)	6,693,369	83,539	809,852
Mid-Term Bond Fund	36,094,620	5,809,956	(502,899)	(2,858,483)	(5,001,690)	33,541,504	501,026	4,809
Money Market Fund	5,601,283	4,700,149	(52,784)	51,670	(4,287,338)	6,012,980	77,000	—

Total	$140,121,045	$29,999,749	$1,829,435	$(22,598,987)	$(36,745,077)	$112,606,165	$2,101,725	$2,036,377

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2022	Dividends	Realized Gain, Distributions

2020 Retirement Fund
Bond Fund	$192,782,745	$39,626,558	$(4,807,616)	$(22,008,493)	$(48,233,382)	$157,359,812	$3,692,749	$—
Equity Index Fund	163,324,585	17,697,020	8,817,885	(43,039,357)	(23,539,817)	123,260,315	1,942,455	3,432,947
International Fund	48,155,862	7,482,677	172,325	(9,905,215)	(5,909,251)	39,996,398	1,139,698	3,295,785
Mid-Cap Equity Index Fund	62,737,849	8,130,393	460,544	(13,372,906)	(19,909,249)	38,046,631	570,830	4,512,366
Mid-Term Bond Fund	121,821,746	17,290,329	(1,193,870)	(10,164,560)	(14,153,795)	113,599,850	1,679,868	15,790
Money Market Fund	9,047,886	11,300,941	(91,143)	89,501	(4,020,295)	16,326,890	196,321	—
Small Cap Growth Fund	10,810,355	903,780	(236,267)	(3,139,441)	(1,084,893)	7,253,534	—	382,131
Small Cap Value Fund	12,511,900	1,394,534	(179,448)	(1,841,397)	(4,084,892)	7,800,697	115,826	757,060

Total	$621,192,928	$103,826,232	$2,942,410	$(103,381,868)	$(120,935,574)	$503,644,127	$9,337,747	$12,396,079

2025 Retirement Fund
Bond Fund	$295,886,015	$100,354,328	$(4,622,070)	$(40,171,621)	$(45,514,862)	$305,931,790	$6,483,315	$—
Equity Index Fund	363,009,300	59,843,313	10,876,972	(91,197,855)	(29,597,740)	312,933,990	4,803,268	8,578,324
International Fund	125,222,837	24,126,161	(178,786)	(25,805,304)	(12,195,291)	111,169,617	3,098,475	9,193,054
Mid-Cap Equity Index Fund	161,830,646	22,853,952	1,989,031	(33,505,424)	(64,473,742)	88,694,463	1,373,501	10,623,525
Mid-Term Bond Fund	190,645,741	23,827,240	(2,505,100)	(14,948,198)	(27,955,894)	169,063,789	2,622,713	25,264
Money Market Fund	17,706,130	16,617,568	(4,145)	3,732	(3,717,342)	30,605,943	372,569	—
Small Cap Equity Index Fund	—	10,381,777	(32,819)	(594,810)	(690,151)	9,063,997	79,567	466,052
Small Cap Growth Fund	22,565,637	2,081,094	(1,359,718)	(5,446,959)	(7,348,906)	10,491,148	—	550,325
Small Cap Value Fund	26,076,885	3,551,250	(1,058,935)	(3,428,528)	(6,348,905)	18,791,767	260,674	1,759,811

Total	$1,202,943,191	$263,636,683	$3,104,430	$(215,094,967)	$(197,842,833)	$1,056,746,504	$19,094,082	$31,196,355

2030 Retirement Fund
Bond Fund	$222,573,668	$101,701,498	$(2,954,361)	$(31,668,002)	$(31,389,641)	$258,263,162	$5,267,190	$—
Equity Index Fund	448,984,007	68,459,105	8,797,798	(108,602,300)	(24,736,885)	392,901,725	5,959,936	10,723,745
International Fund	152,898,493	32,498,949	(213,879)	(32,013,514)	(8,618,575)	144,551,474	3,864,127	11,627,875
Mid-Cap Equity Index Fund	190,317,399	31,929,822	1,241,042	(39,988,456)	(65,183,715)	118,316,092	1,811,964	13,875,005
Mid-Term Bond Fund	127,108,936	35,010,362	(1,397,370)	(11,084,381)	(16,180,575)	133,456,972	1,888,745	19,557
Money Market Fund	18,651,787	14,457,278	(2,621)	5,260	(2,555,269)	30,556,435	377,385	—
Small Cap Equity Index Fund	3,864,723	13,273,047	(418,780)	(1,432,633)	(1,236,115)	14,050,242	141,264	711,371
Small Cap Growth Fund	31,351,186	2,510,226	(1,952,180)	(6,962,614)	(11,918,528)	13,028,090	—	678,902
Small Cap Value Fund	35,048,557	4,224,159	(1,538,517)	(3,808,620)	(13,918,527)	20,007,052	326,912	2,065,923

Total	$1,230,798,756	$304,064,446	$1,561,132	$(235,555,260)	$(175,737,830)	$1,125,131,244	$19,637,523	$39,702,378

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2022	Dividends	Realized Gain, Distributions

2035 Retirement Fund
Bond Fund	$216,377,707	$39,652,295	$(4,287,333)	$(27,478,114)	$(33,991,395)	$190,273,160	$4,441,214	$—
Equity Index Fund	436,452,028	92,367,493	8,976,548	(108,898,717)	(24,000,136)	404,897,215	6,084,140	10,993,820
International Fund	164,225,295	40,177,820	(439,650)	(34,528,541)	(9,200,455)	160,234,469	4,213,257	—
Mid-Cap Equity Index Fund	188,857,119	39,426,551	2,329,398	(43,723,254)	(51,008,139)	135,881,675	2,049,964	15,907,312
Mid-Term Bond Fund	—	56,687,816	(38,052)	(1,619,742)	(1,740,907)	53,289,115	396,893	7,239
Money Market Fund	—	21,915,215	1,316	(3,202)	(1,305,679)	20,607,650	202,452	—
Small Cap Equity Index Fund	11,485,524	19,742,140	224,048	(4,689,394)	(1,483,817)	25,278,501	274,498	1,283,172
Small Cap Growth Fund	38,864,933	3,416,317	(2,612,733)	(8,889,689)	(12,969,636)	17,809,192	—	930,278
Small Cap Value Fund	44,998,798	4,260,349	(829,329)	(4,718,944)	(28,469,639)	15,241,235	276,262	1,498,047

Total	$1,101,261,404	$317,645,996	$3,324,213	$(234,549,597)	$(164,169,803)	$1,023,512,212	$17,938,680	$43,445,018

2040 Retirement Fund
Bond Fund	$131,159,781	$30,647,338	$(1,196,001)	$(18,757,483)	$(10,890,447)	$130,963,188	$2,874,371	$—
Equity Index Fund	403,269,103	77,249,532	8,422,187	(98,908,520)	(21,474,215)	368,558,087	5,504,034	9,984,073
International Fund	147,851,465	43,332,364	55,187	(32,371,415)	(8,824,287)	150,043,314	3,938,639	11,963,091
Mid-Cap Equity Index Fund	161,021,553	33,348,505	1,231,215	(37,540,486)	(36,517,913)	121,542,874	1,845,645	14,387,555
Money Market Fund	—	15,819,443	650	2,405	(653,187)	15,169,311	161,780	—
Small Cap Equity Index Fund	18,907,320	3,380,491	129,388	(4,311,645)	(999,728)	17,105,826	204,495	869,903
Small Cap Growth Fund	27,082,878	3,711,706	(278,206)	(8,549,459)	(1,172,998)	20,793,921	—	1,081,398
Small Cap Value Fund	36,241,851	4,938,805	(1,250,188)	(4,335,076)	(12,172,996)	23,422,396	300,409	2,008,087

Total	$925,533,951	$212,428,184	$7,114,232	$(204,771,679)	$(92,705,771)	$847,598,917	$14,829,373	$40,294,107

2045 Retirement Fund
Bond Fund	$106,073,619	$16,787,596	$(887,291)	$(14,987,851)	$(8,151,675)	$98,834,398	$2,237,196	$—
Equity Index Fund	425,092,970	104,004,515	12,143,798	(109,355,771)	(24,755,972)	407,129,539	6,042,579	10,967,713
International Fund	163,017,267	49,118,495	699,788	(36,570,525)	(10,159,778)	166,105,247	4,380,451	13,248,107
Mid-Cap Equity Index Fund	160,088,200	39,076,982	1,903,144	(39,404,780)	(35,042,484)	126,621,062	1,907,602	14,934,262
Money Market Fund	—	12,879,189	723	(4,619)	(787,366)	12,087,927	115,901	—
Small Cap Equity Index Fund	17,778,224	9,339,530	123,759	(4,460,046)	(1,329,928)	21,451,539	256,577	1,091,424
Small Cap Growth Fund	36,945,133	4,319,241	(1,684,928)	(9,785,368)	(7,382,875)	22,411,203	—	1,169,579
Small Cap Value Fund	47,972,113	5,481,288	(1,131,566)	(5,194,197)	(26,882,874)	20,244,764	330,317	2,001,311

Total	$956,967,526	$241,006,836	$11,167,427	$(219,763,157)	$(114,492,952)	$874,885,679	$15,270,623	$43,412,396

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2022	Dividends	Realized Gain, Distributions

2050 Retirement Fund
Bond Fund	$66,313,995	$10,484,595	$(499,994)	$(9,520,609)	$(4,144,814)	$62,633,173	$1,415,950	$—
Equity Index Fund	307,654,157	94,975,316	6,839,850	(78,643,115)	(17,661,301)	313,164,907	4,627,820	8,486,961
International Fund	128,729,948	33,026,804	(53,973)	(27,198,002)	(7,583,007)	126,921,770	3,302,471	10,087,053
Mid-Cap Equity Index Fund	133,191,121	27,882,282	(1,240,634)	(28,889,351)	(33,857,710)	97,085,708	1,449,127	11,390,569
Money Market Fund	—	6,498,579	499	(3,451)	(536,118)	5,959,509	58,966	—
Small Cap Equity Index Fund	18,970,680	9,855,825	246,662	(4,823,764)	(1,306,112)	22,943,291	257,763	1,167,135
Small Cap Growth Fund	29,048,305	3,456,944	(1,139,998)	(7,843,007)	(6,003,869)	17,518,375	—	913,934
Small Cap Value Fund	33,638,965	4,555,849	(1,913,815)	(3,732,393)	(14,003,867)	18,544,739	283,758	1,729,084

Total	$717,547,171	$190,736,194	$2,238,597	$(160,653,692)	$(85,096,798)	$664,771,472	$11,395,855	$33,774,736

2055 Retirement Fund
Bond Fund	$27,717,806	$7,002,200	$(203,449)	$(3,863,724)	$(3,855,101)	$26,797,732	$583,662	$—
Equity Index Fund	139,811,410	55,151,207	2,108,263	(35,946,877)	(8,022,975)	153,101,028	2,248,665	4,107,534
International Fund	59,535,870	25,652,376	(474,889)	(12,964,753)	(3,735,724)	68,012,880	1,666,004	5,236,344
Mid-Cap Equity Index Fund	62,103,970	20,900,678	(35,886)	(14,948,875)	(16,002,914)	52,016,973	726,200	6,028,967
Money Market Fund	—	5,613,804	107	606	(110,306)	5,504,211	54,814	—
Small Cap Equity Index Fund	7,356,268	4,455,720	277,936	(1,937,720)	(1,401,885)	8,750,319	90,714	437,470
Small Cap Growth Fund	16,294,110	3,515,545	(433,538)	(4,808,183)	(3,185,739)	11,382,195	—	585,772
Small Cap Value Fund	17,052,296	4,255,615	31,953	(3,135,411)	(4,685,736)	13,518,717	175,043	1,150,801

Total	$329,871,730	$126,547,145	$1,270,497	$(77,604,937)	$(41,000,380)	$339,084,055	$5,545,102	$17,546,888

2060 Retirement Fund
Bond Fund	$9,365,406	$3,336,227	$(156,106)	$(1,244,652)	$(1,625,254)	$9,675,621	$205,126	$—
Equity Index Fund	53,394,630	33,516,238	495,250	(14,597,756)	(3,065,562)	69,742,800	992,363	1,846,717
International Fund	26,002,709	14,791,350	(141,638)	(5,819,651)	(1,492,253)	33,340,517	761,432	2,510,637
Mid-Cap Equity Index Fund	25,566,672	12,261,672	996,601	(7,297,519)	(8,136,081)	23,391,345	315,588	2,688,711
Money Market Fund	—	1,890,799	45	302	(47,897)	1,843,249	18,955	—
Small Cap Equity Index Fund	2,709,056	3,617,899	34,122	(876,912)	(233,355)	5,250,810	53,317	259,229
Small Cap Growth Fund	6,332,000	2,199,501	2,310	(2,137,897)	(748,095)	5,647,819	—	289,043
Small Cap Value Fund	6,924,671	2,480,054	411,582	(1,717,080)	(2,248,095)	5,851,132	75,159	494,437

Total	$130,295,144	$74,093,740	$1,642,166	$(33,691,165)	$(17,596,592)	$154,743,293	$2,421,940	$8,088,774

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2021	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of December 31, 2022	Dividends	Realized Gain, Distributions

2065 Retirement Fund
Bond Fund	$934,265	$1,040,845	$(41,957)	$(131,806)	$(329,390)	$1,471,957	$27,078	$—
Equity Index Fund	6,814,257	12,035,075	11,117	(2,317,264)	(903,658)	15,639,527	198,638	383,004
International Fund	3,592,379	5,611,694	(94,454)	(873,797)	(435,401)	7,800,421	136,895	514,654
Mid-Cap Equity Index Fund	3,622,064	4,373,637	(241,077)	(897,363)	(1,624,651)	5,232,610	64,611	574,974
Money Market Fund	—	359,281	11	(69)	(15,159)	344,064	3,420	—
Small Cap Equity Index Fund	525,877	989,251	(13,684)	(166,671)	(74,533)	1,260,240	12,154	58,488
Small Cap Growth Fund	868,977	845,668	(149,935)	(207,119)	(268,635)	1,088,956	—	52,816
Small Cap Value Fund	903,623	913,756	(3,698)	(228,151)	(268,633)	1,316,897	13,545	107,360

Total	$17,261,442	$26,169,207	$(533,677)	$(4,822,240)	$(3,920,060)	$34,154,672	$456,341	$1,691,296

Conservative Allocation Fund
Bond Fund	$54,768,871	$4,639,529	$(1,038,308)	$(6,874,691)	$(8,116,669)	$43,378,732	$1,064,575	$—
Equity Index Fund	53,196,438	4,746,026	2,114,315	(13,507,707)	(6,621,031)	39,928,041	638,017	1,128,883
International Fund	11,459,195	1,662,022	55,356	(2,426,482)	(1,324,207)	9,425,884	273,948	792,251
Mid-Cap Equity Index Fund	11,796,459	1,877,080	(70,438)	(2,783,556)	(1,324,208)	9,495,337	144,036	1,137,223
Mid-Term Bond Fund	69,616,475	5,075,739	(838,919)	(5,331,624)	(9,269,455)	59,252,216	896,560	8,406

Total	$200,837,438	$18,000,396	$222,006	$(30,924,059)	$(26,655,570)	$161,480,210	$3,017,136	$3,066,763

Moderate Allocation Fund
Bond Fund	$110,793,879	$5,888,550	$(1,019,692)	$(14,931,485)	$(10,733,598)	$89,997,654	$2,165,160	$—
Equity Index Fund	178,309,934	11,210,747	6,244,845	(44,338,760)	(14,732,233)	136,694,533	2,160,206	3,837,816
International Fund	49,249,914	6,094,521	(325,412)	(9,744,602)	(4,209,210)	41,065,211	1,177,316	3,427,852
Mid-Cap Equity Index Fund	77,263,564	10,691,777	218,215	(18,887,168)	(6,313,813)	62,972,575	947,513	7,510,234
Mid-Term Bond Fund	71,651,709	3,167,683	(555,194)	(5,767,025)	(6,313,813)	62,183,360	924,908	8,746

Total	$487,269,000	$37,053,278	$4,562,762	$(93,669,040)	$(42,302,667)	$392,913,333	$7,375,103	$14,784,648

Aggressive Allocation Fund
Bond Fund	$73,030,856	$3,990,791	$(727,729)	$(9,764,912)	$(6,559,784)	$59,969,222	$1,430,543	$—
Equity Index Fund	141,566,114	9,261,336	6,310,127	(36,546,774)	(11,125,966)	109,464,837	1,719,760	3,061,143
International Fund	56,859,133	7,242,547	(332,063)	(11,257,940)	(4,768,271)	47,743,406	1,356,693	3,965,670
Mid-Cap Equity Index Fund	80,688,456	11,427,619	1,565,501	(21,079,800)	(6,357,697)	66,244,079	991,156	7,876,214
Small Cap Growth Fund	18,514,389	1,296,209	(37,803)	(5,782,859)	(1,589,422)	12,400,514	—	656,149
Small Cap Value Fund	19,758,304	2,314,058	(99,167)	(3,492,555)	(1,589,422)	16,891,218	206,270	1,467,727

Total	$390,417,252	$35,532,560	$6,678,866	$(87,924,840)	$(31,990,562)	$312,713,276	$5,704,422	$17,026,903

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of December 31, 2022, shares authorized at par value $0.01 per share were allocated into the 28 series of Funds as follows:

Authorized No. of Shares
Total Shares Allocated
Equity Index Fund	900,000,000
All America Fund	200,000,000
Small Cap Value Fund	475,000,000
Small Cap Growth Fund	570,000,000
Small Cap Equity Index Fund	200,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	1,050,000,000
Composite Fund	150,000,000
International Fund	1,275,000,000
Catholic Values Index Fund	100,000,000
Retirement Income Fund	270,000,000
2015 Retirement Fund	200,000,000
2020 Retirement Fund	665,000,000
2025 Retirement Fund	1,025,000,000
2030 Retirement Fund	915,000,000
2035 Retirement Fund	845,000,000
2040 Retirement Fund	685,000,000
2045 Retirement Fund	675,000,000
2050 Retirement Fund	470,000,000
2055 Retirement Fund	350,000,000
2060 Retirement Fund	200,000,000
2065 Retirement Fund	100,000,000
Conservative Allocation Fund	215,000,000
Moderate Allocation Fund	370,000,000
Aggressive Allocation Fund	265,000,000
Money Market Fund	425,000,000
Mid-Term Bond Fund	840,000,000
Bond Fund	1,525,000,000

Sub-Total	15,060,000,000
Shares to be allocated at the discretion of the Board of Directors	3,690,000,000

Total	18,750,000,000

On September 25, 2020, after the close of trading on the New York Stock Exchange, the Funds effected a 1 for 10 reverse split, and post-split shares began trading on September 28, 2020. As a result of the reverse split, every ten pre-split shares were automatically exchanged for one post-split share. The effect of the reverse split transaction was to reduce the number of shares outstanding by the reverse split factor and resulted in a proportionate increase in the net asset value per share. These transactions had not changed the net assets or the value of a shareholder’s investment.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

On the last business day of each month in 2021, excluding December 31, 2021, ordinary dividend distributions from net investment income were declared and paid for the Mid-Term Bond and Bond Funds. On June 15, 2021 and June 17, 2021, required distributions of net investment income were declared and paid for each of the remaining Funds other than the Small Cap Growth and Money Market Funds.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

On October 15, 2021, required distributions of net investment income and, as applicable, net realized gains relating to 2020 were declared and paid for all applicable funds in accordance with Internal Revenue Code Section 855(a). No such distributions were required for the Small Cap Value, Mid Cap Value, International, Money Market and Bond Funds.

On December 14, 2021 and December 21, 2021, required distributions of net investment income and net realized gains were declared and paid for all applicable funds.

On the first business day of each month in 2022, excluding January 3, 2022, ordinary dividend distributions from net investment income were declared and paid for the Mid-Term Bond and Bond Funds. On the first business day starting in May 2022 and for each remaining month in 2022, ordinary dividend distributions from net investment income were declared and paid for the Money Market Fund. On June 10, 2022 and June 15, 2022, required distributions of net investment income were declared and paid for each of the remaining Funds other than the Small Cap Growth Fund.

On October 6, 2022, required distributions of net investment income and net realized gains relating to 2021 were declared and paid for all applicable funds in accordance with Internal Revenue Code Section 855(a). No such distributions were required for the Money Market Fund.

On December 19, 2022 and December 21, 2022, required distributions of net investment income and net realized gains, were declared and paid for all applicable funds.

Pursuant to shareholders’ instructions, substantially all dividend distributions throughout 2022 and 2021 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2022 and 2021 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Ordinary Income (a)
2022	$67,341,484	$3,548,736	$13,532,113	$229	$2,728,310
2021	$62,086,163	$8,266,406	$7,657,057	$23,466,428	$8,590,561
Long-Term Capital Gains
2022	$117,807,756	$35,566,602	$28,865,059	$22,756,749	$8,356,762
2021	$180,908,055	$27,694,666	$32,478,563	$81,976,626	$11,684,570
	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Ordinary Income (a)
2022	$2,430,631	$26,386,156	$3,714,653	$31,936,057	$57,680
2021	$3,027,617	$59,210,368	$4,668,574	$18,164,824	$101,687
Long-Term Capital Gains
2022	$7,918,703	$187,198,819	$8,563,084	$96,513,276	$43,161
2021	$6,966,314	$198,308,398	$6,326,764	$100,681,320	$117

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Ordinary Income (a)
2022	$3,309,470	$1,904,712	$9,083,352	$18,859,339	$19,500,288
2021	$2,781,857	$2,019,752	$9,766,005	$18,823,493	$19,503,823
Long-Term Capital Gains
2022	$9,079,034	$234,409	$40,501,958	$77,660,333	$82,200,757
2021	$6,110,328	$14,617,476	$30,458,124	$53,690,328	$53,015,454

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Ordinary Income (a)
2022	$17,845,581	$14,924,068	$15,349,927	$11,500,779	$5,582,814
2021	$19,606,071	$17,068,129	$17,768,985	$13,083,679	$7,009,819
Long-Term Capital Gains
2022	$83,952,773	$80,032,853	$87,153,686	$62,273,858	$30,347,843
2021	$41,119,948	$43,235,552	$49,641,380	$29,836,828	$10,466,255

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)
2022	$2,360,512	$501,122	$2,856,830	$7,285,030	$5,965,212
2021	$2,891,737	$676,296	$2,961,310	$8,032,183	$6,972,589
Long-Term Capital Gains
2022	$13,975,828	$1,864,391	$9,872,026	$38,348,192	$32,951,326
2021	$4,256,508	$122,695	$8,867,128	$28,940,480	$32,208,073

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2022	$3,817,537	$12,620,086	$41,632,736
2021	$—	$10,662,885	$37,094,616
Long-Term Capital Gains
2022	$—	$125,409	$—
2021	$—	$6,177,996	$7,401,541

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of December 31, 2022, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Accumulated undistributed net investment income	$457,317	$51,852	$142,160	$—	$245,150
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$17,805,510	$7,058,346	$6,899,088	$6	$357,696
Post-October Capital Loss Deferred	$—	$(315,077)	$(49,666)	$(14,958,090)	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,598,151,250	$55,203,819	$37,100,938	$(8,213,804)	$(8,475,893)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Value Index Fund
Accumulated undistributed net investment income	$—	$753,851	$42,560	$18,958,211	$46
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$129,910	$16,824,067	$328,294	$(45,725,696)	$7,627
Post-October Capital Loss Deferred	$(24,179)	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$19,505,609	$152,930,085	$26,721,728	$(119,708,165)	$157,937

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Accumulated undistributed net investment income	$13,515	$24,272	$26,010	$41,925	$37,735
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$1,506,380	$1,643,709	$6,138,826	$13,322,840	$17,018,165
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$(26,364,791)	$(14,035,896)	$(56,058,288)	$(103,016,995)	$(83,805,390)

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Accumulated undistributed net investment income	$28,287	$28,135	$31,586	$23,790	$17,442
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$21,452,391	$18,720,581	$21,266,370	$15,765,553	$7,847,143
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$(75,495,577)	$(60,409,912)	$(60,635,702)	$(53,488,632)	$(38,665,738)

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$7,342	$544	$48,925	$52,398	$25,544
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$3,527,522	$745,052	$1,284,280	$7,643,671	$9,071,419
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$(21,503,979)	$(5,349,557)	$(18,902,429)	$(21,449,614)	$(14,034,240)

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2022

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$81,493	$64,718	$164,376
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(6,666)	$(1,719,582)	$(31,316,367)
Post-October Capital Loss Deferred	$—	$(1,908,629)	$(3,236,493)
Net unrealized appreciation (depreciation) of investments and futures contracts	$6,226	$(83,014,292)	$(247,166,877)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

Reclassifications: U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. For the year ended December 31, 2022, the Funds reclassified amounts primarily relating to tax treatment of paydowns, REITs, PFICs, and prior year post financial statement adjustments. These reclassifications have no effect on net assets or net asset values per share.

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management does not expect any impact on the Funds’ investments subject to reference rate-related modifications as a result of the adoption of ASU 2020-04.

On September 8, 2022, in conjunction with the SEC Rule 2a-5, the Adviser, as the fair value designee, convened a quarterly meeting of the valuation committee inclusive of senior personnel of the Adviser, Mutual of America Life and officers of the Funds. Assumptions utilized by the valuation committee varied depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involved utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates.

7.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Directors

Mutual of America Investment Corporation:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, Composite Fund, International Fund, Catholic Values Index Fund, Retirement Income Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund, 2060 Retirement Fund, 2065 Retirement Fund, Conservative Allocation Fund, Moderate Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund, each a fund comprising Mutual of America Investment Corporation (the Funds), including the portfolios of investments in securities, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for the two-years then ended, and the related notes (collectively, the financial statements) and the financial highlights for years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of their operations for the year then ended, the changes in their net assets for the two-years then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Mutual of America investment companies since 2002.

New York, New York

February 28, 2023

MUTUAL OF AMERICA INVESTMENT CORPORATION

ADDITIONAL INFORMATION

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold regular annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or Mutual of America with the exception of serving on the Board of Directors of Mutual of America Variable Insurance Portfolios, Inc., an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Festog serves as director of another investment company advised by or affiliated with the Adviser, Mutual of America Variable Insurance Portfolios, Inc.

The Investment Company’s Statement of Additional Information (“SAI”), filed with the Securities and Exchange Commission, contains additional information about the Investment Company’s Directors and Officers. A copy of the latest SAI can be obtained, without charge, by writing to Mutual of America Investment Corporation at 320 Park Avenue, New York, NY 10022-6839 or by calling 800.468.3785 or through the following websites: mutualofamerica.com or sec.gov.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Carolyn N. Dolan, age 75	Since April 2011	Executive Vice President, Head of Direct Client Investments, Fiera Capital Inc.; prior thereto Founding Principal and Portfolio Manager, Samson Capital Advisors LLC	Director, Market Street Trust Company; Trustee Fellow, Fordham University; Mutual of America Variable Insurance Portfolios, Inc.

Stanley E. Grayson, age 72	Since November 2017	Vice Chairman and Chief Operating Officer, M.R. Beal & Company (Retired 2014)	Director, TD Bank, N.A.; Director, YMCA of Greater New York; Trustee, College of the Holy Cross; Director, Mother Cabrini Health Foundation; Mutual of America Variable Insurance Portfolios, Inc.

LaSalle D. Leffall, III, age 59	Since April 2011	President and Founder, LDL Financial, LLC	Advisory Board member, Cabot Properties; Mutual of America Variable Insurance Portfolios, Inc.

John W. Sibal, age 70	Since April 2011	President & Chief Executive Officer, Eustis Commercial Mortgage Corporation	Director, Eustis Commercial Mortgage Corporation; Director, New Orleans Recreation Development Foundation; Mutual of America Variable Insurance Portfolios, Inc.

Independent Directors
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Margaret M. Smyth, age 59	Since February 2007	Partner, Queensland Investment Corporation (QIC); prior thereto U.S. Chief Financial Officer, National Grid until 2021; prior thereto Vice President of Finance, Con Edison; prior thereto Vice President, Chief Financial Officer, Hamilton Sundstrand, a United Technologies Company	Director, Lilium N.V.; Director, Remitly, Inc.; Director, Frontier Communications; Director, Etsy, Inc.; Director, CenTrio; Director, Renewa; Board of Trustees, Concern Worldwide, USA; Executive Committee, Fordham University President’s Council; Mutual of America Variable Insurance Portfolios, Inc.

William E. Whiston, age 69	Since February 2011	Chief Financial Officer, the Archdiocese of New York; Adjunct Professor in Finance, Fordham University Graduate School of Business; prior thereto Executive Vice President and member, United States Management Board at Allied Irish Bank	Director, Webster Financial Services Corporation; Trustee and Treasurer, Trustees of St. Patrick’s Cathedral in New York City; Trustee, St. Joseph’s Seminary; Mutual of America Variable Insurance Portfolios, Inc.

Interested Director
Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director

Chris W. Festog, Chairman, President, Chief Executive Officer and Principal Executive Officer, age 61	Since July 2022	Senior Executive Vice President and Chief Financial Officer, Mutual of America Life Insurance Company since March 2017; Chairman of the Board, President and Chief Executive Officer, Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios, Inc. since July 2022	Mutual of America Variable Insurance Portfolios, Inc.; Mutual of America Holding Company LLC; Mutual of America Securities LLC

Mr. Festog is an “interested person” as an officer of the Adviser and of affiliates of the Adviser.

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Jason A. D’Angelo, Chief Legal Officer, age 50	Since July 2022	Executive Vice President and General Counsel, Mutual of America Life Insurance Company since July 2022; prior thereto Executive Vice President and Deputy General Counsel, Mutual of America Life Insurance Company since February 2022; prior thereto Partner, Herrick Feinstein LLP	None

Aferdita Gutierrez, Treasurer, Chief Financial Officer and Principal Financial Officer, age 37	Since July 2022	Executive Vice President, Deputy Treasurer, Mutual of America Life Insurance Company since 2021; prior thereto Senior Vice President, Mutual of America Life Insurance Company	None

Amy Latkin, Secretary, age 45	Since May 2022	Corporate Secretary, Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios, Inc. since May 2022; Vice President, Associate General Counsel, Mutual of America Life Insurance Company	None

Kathryn A. Lu, Chief Compliance Officer, age 62	Since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America Life Insurance Company; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios, Inc., and Executive Vice President and Chief Compliance Officer, Mutual of America Institutional Funds, Inc. until July 2020	None

Christopher M. Miseo, Assistant Treasurer, age 66	Since March 2013	Senior Vice President and Director of Accounting and Financial Reporting, Mutual of America Life Insurance Company	None

Officers
Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Officer

Michelle A. Rozich, Chief Risk Officer, age 49	Since March 2018	Executive Vice President, Enterprise Risk Management and Internal Auditor, since November 2020; prior thereto Senior Vice President and Internal Auditor, Mutual of America Life Insurance Company as of March 2018; Senior Vice President and Internal Auditor, Mutual of America Investment Corporation and Mutual of America Variable Insurance Portfolios, Inc., and Senior Vice President and Internal Auditor, Mutual of America Institutional Funds, Inc. until July 2020; formerly Audit Senior Manager, KPMG LLP	None

MUTUAL OF AMERICA INVESTMENT CORPORATION

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Annual Report are schedules of Mutual of America Investment Corporation’s (“Investment Company”) Fund portfolio holdings as of December 31, 2022. The Investment Company files complete schedules of Fund portfolio holdings, excluding the Money Market Fund, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Investment Company fund portfolio holdings are also available for the first and third quarters of the most recent fiscal year through the website, mutualofamerica.com.

The Money Market Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The fund portfolio holdings for the prior six months are also available through the website, mutualofamerica.com.

The Form N-PORT and Form N-MFP are available on the SEC’s website at sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 800.468.3785. It is also available on the SEC’s website at sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022 is available without charge by calling 800.468.3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call 212.224.1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022-6839

Supplemental Dividend Information—Unaudited

Dividends from the Money Market, Mid-Term Bond and Bond Funds do not qualify for the corporate dividends received deduction. The following are the percentages of the ordinary dividends distributed in 2022 by the other

Investment Corporation Funds that qualify for the corporate dividends received deduction:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Ordinary dividend qualifying percentage	99.01%	94.34%	61.71%	100.00%	60.06%

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Ordinary dividend qualifying percentage	91.11%	79.95%	66.49%	0.01%	100.00%

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Ordinary dividend qualifying percentage	23.77%	26.42%	28.86%	34.44%	41.84%

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Ordinary dividend qualifying percentage	47.63%	52.10%	54.79%	56.80%	57.95%

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary dividend qualifying percentage	60.65%	58.36%	26.54%	41.03%	48.95%

Important tax information — Unaudited:

The following amounts of 2022 Investment Corporation Fund long-term capital gains (if any) have been designated as capital gains dividends.

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Dividends qualifying for reduced long-term capital gains tax rate	$117,807,756	$35,566,602	$28,865,059	$22,756,749	$8,356,762

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund	Catholic Values Index Fund
Dividends qualifying for reduced long-term capital gains tax rate	$7,918,703	$187,198,819	$8,563,084	$96,513,276	$43,161

	Retirement Income Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Dividends qualifying for reduced long-term capital gains tax rate	$9,079,034	$234,409	$40,501,958	$77,660,333	$82,200,757

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Dividends qualifying for reduced long-term capital gains tax rate	$83,952,773	$80,032,853	$87,153,686	$62,273,858	$30,347,843

	2060 Retirement Fund	2065 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Dividends qualifying for reduced long-term capital gains tax rate	$13,975,828	$1,864,391	$9,872,026	$38,348,192	$32,951,326

	Money Market Fund	Mid-Term Bond Fund	Bond Fund
Dividends qualifying for reduced long-term capital gains tax rate	$—	$125,409	$—

ITEM 2.	CODE OF ETHICS.

Mutual of America Investment Corporation (the “Corporation”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Mutual of America Investment Corporation’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2)

The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and is currently a Partner at Queensland Investment Corporation, an ESG-themed infrastructure investment company, and a member of Deloitte’s Finance Advisory Council. She was formerly U.S. Chief Financial Officer at National Grid. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sundstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a) (3)	Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2022: $871,273

2021: $679,585

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

Attached hereto:

(a) (1)	Not applicable.

(2)	Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Chairman of the Board, President,
Chief Executive Officer and
Principal Executive Officer of
Mutual of America Investment Corporation

Date: March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Chairman of the Board, President,
Chief Executive Officer and
Principal Executive Officer of
Mutual of America Investment Corporation

Date: March 9, 2023

By:	/s/ AFERDITA GUTIERREZ
Aferdita Gutierrez
Treasurer, Chief Financial Officer and
Principal Financial Officer
Mutual of America Investment Corporation

Date: March 9, 2023